UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09255

                           Wells Fargo Variable Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:    December 31, 2008
Date of reporting period:   December 31, 2008


ITEM 1.  REPORT TO SHAREHOLDERS


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[GRAPHICS]         ANNUAL REPORT
                   DECEMBER 31, 2008

                   WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                   -     WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND

                   -     WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND

                   -     WELLS FARGO ADVANTAGE VT DISCOVERY FUND (SM)

                   -     WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND

                   -     WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND

                   -     WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND

                   -     WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND

                   -     WELLS FARGO ADVANTAGE VT MONEY MARKET FUND

                   -     WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (SM)

                   -     WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND

                   -     WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND

                   -     WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND

                                                     REDUCE CLUTTER. SAVE TREES.

                                              Sign up for electronic delivery of
                                         prospectuses and shareholder reports at
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Contents

LETTER TO SHAREHOLDERS...........................................................         2
PERFORMANCE HIGHLIGHTS
Wells Fargo Advantage VT Asset Allocation Fund...................................         6
Wells Fargo Advantage VT C&B Large Cap Value Fund................................        10
Wells Fargo Advantage VT Discovery Fund..........................................        16
Wells Fargo Advantage VT Equity Income Fund......................................        22
Wells Fargo Advantage VT International Core Fund.................................        26
Wells Fargo Advantage VT Large Company Core Fund.................................        30
Wells Fargo Advantage VT Large Company Growth Fund...............................        34
Wells Fargo Advantage VT Money Market Fund.......................................        40
Wells Fargo Advantage VT Opportunity Fund........................................        46
Wells Fargo Advantage VT Small Cap Growth Fund...................................        50
Wells Fargo Advantage VT Small/Mid Cap Value Fund................................        56
Wells Fargo Advantage VT Total Return Bond Fund..................................        62

FUND EXPENSES....................................................................        66

PORTFOLIO OF INVESTMENTS
Wells Fargo Advantage VT Asset Allocation Fund...................................        68
Wells Fargo Advantage VT C&B Large Cap Value Fund................................        83
Wells Fargo Advantage VT Discovery Fund..........................................        87
Wells Fargo Advantage VT Equity Income Fund......................................        92
Wells Fargo Advantage VT International Core Fund.................................        96
Wells Fargo Advantage VT Large Company Core Fund.................................       100
Wells Fargo Advantage VT Large Company Growth Fund...............................       104
Wells Fargo Advantage VT Money Market Fund.......................................       107
Wells Fargo Advantage VT Opportunity Fund........................................       111
Wells Fargo Advantage VT Small Cap Growth Fund...................................       116
Wells Fargo Advantage VT Small/Mid Cap Value Fund................................       121
Wells Fargo Advantage VT Total Return Bond Fund..................................       125

FINANCIAL STATEMENTS
Statements of Assets and Liabilities.............................................       138
Statements of Operations.........................................................       142
Statements of Changes in Net Assets..............................................       146
Financial Highlights.............................................................       152

NOTES TO FINANCIAL STATEMENTS....................................................       156

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..........................       170

OTHER INFORMATION................................................................       171

LIST OF ABBREVIATIONS............................................................       174

The views expressed are as of December 31, 2008, and are those of the Fund managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1971  Introduced one of the first institutional index funds.

1978 One of the first firms to apply asset allocation theory to investment portfolio management.

1985 One of the first firms to create a three-way asset allocation fund that "tilts" investments toward portions of the market that our proprietary models indicate will perform better.

1994 Introduced target date funds that automatically reallocate the asset mix over specific time horizons.

1997 Wells Fargo launched the Wealth Builder Portfolios, a unique "fund of funds" that uses flexible asset allocation strategies to shift assets.

1999 Reorganized the NORWEST ADVANTAGE FUNDS(R) and STAGECOACH FUNDS(R) into the WELLS FARGO FUNDS(R).

2003 Expanded fixed-income, small cap, and emerging markets lineup from Montgomery Asset Management, LLC.

2004 Added additional large cap and mid cap funds to the lineup by adopting the Cooke & Bieler value funds.

2005 Wells Fargo Funds merged with Strong Funds to become WELLS FARGO ADVANTAGE FUNDS, forming a fund family of over 120 funds and placing it among the top 20 mutual fund families in the United States.

2006 Enhanced and renamed the WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) to the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), which seek to replicate returns of the appropriate Dow Jones Target Date Indexes, the first life cycle indexes in the investment industry.

WELLS FARGO ADVANTAGE FUNDS(R)

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of our investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company -- Wells Fargo & Company -- more than 150 years ago. Our diverse family of mutual funds covers a broad spectrum of investment styles and asset classes. And, because we're part of a widely diversified financial enterprise, we offer the scale and resources to help investors succeed, providing access to complementary solutions such as separately managed accounts, college investing plans, and retirement plans.

EXPERTISE

Our approach to investing is guided by the belief that agile, independent investment teams -- each with its own distinct strengths and disciplines -- provide a superior level of insight and expertise. Each team is free to concentrate on managing money through well-defined philosophies and processes that have proven to be consistent and repeatable over time.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

For 529 plans, an investor's or a designated beneficiary's home state may offer state tax or other benefits that are only available for investments in that state's qualified tuition program. Please consider this before investing.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for WELLS FARGO ADVANTAGE FUNDS or a current program description for certain 529 college savings plans, containing this and other information, visit www.wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds, the Wells Fargo AdvisorSM program, Wells Fargo Managed Account Services, and certain 529 college savings plans. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds and shares in the 529 plans are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

Not part of the annual report.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 100 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $170 BILLION IN ASSETS UNDER MANAGEMENT, AS OF DECEMBER 31, 2008.

EQUITY FUNDS
----------------------------------------------------------------------------------------------------------------------------
Asia Pacific Fund                             Growth Fund                             Small Cap Disciplined Fund
C&B Large Cap Value Fund                      Growth Equity Fund                      Small Cap Growth Fund
C&B Mid Cap Value Fund                        Index Fund                              Small Cap Opportunities Fund
Capital Growth Fund                           International Core Fund                 Small Cap Value Fund
Common Stock Fund                             International Equity Fund               Small Company Growth Fund
Discovery Fund+                               International Value Fund                Small Company Value Fund
Diversified Equity Fund                       Large Cap Appreciation Fund             Small/Mid Cap Value Fund
Diversified Small Cap Fund                    Large Cap Growth Fund                   Social Sustainability Fund+
Emerging Growth Fund                          Large Company Core Fund                 Specialized Financial Services Fund
Emerging Markets Equity Fund                  Large Company Growth Fund               Specialized Technology Fund
Endeavor Select Fund+                         Large Company Value Fund                Strategic Small Cap Value Fund
Enterprise Fund+                              Mid Cap Disciplined Fund                U.S. Value Fund
Equity Income Fund                            Mid Cap Growth Fund
Equity Value Fund                             Opportunity Fund+

BOND FUNDS
----------------------------------------------------------------------------------------------------------------------------
California Limited-Term Tax-Free Fund         Inflation-Protected Bond Fund           Short-Term Municipal Bond Fund
California Tax-Free Fund                      Intermediate Tax/AMT-Free Fund          Stable Income Fund
Colorado Tax-Free Fund                        Minnesota Tax-Free Fund                 Strategic Income Fund
Diversified Bond Fund                         Municipal Bond Fund                     Total Return Bond Fund
Government Securities Fund(1)                 Short Duration Government Bond Fund(1)  Ultra Short-Term Income Fund
High Income Fund                              Short-Term Bond Fund                    Ultra Short-Term Municipal Income Fund
Income Plus Fund                              Short-Term High Yield Bond Fund         Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
----------------------------------------------------------------------------------------------------------------------------
Aggressive Allocation Fund                    WealthBuilder Growth Allocation         Target 2020 Fund(2)+
                                              Portfolio+
Asset Allocation Fund                         WealthBuilder Growth Balanced           Target 2025 Fund(2)+
                                              Portfolio+
Conservative Allocation Fund                  WealthBuilder Moderate Balanced         Target 2030 Fund(2)+
                                              Portfolio+
Growth Balanced Fund                          WealthBuilder Tactical Equity           Target 2035 Fund(2)+
                                              Portfolio+
Moderate Balanced Fund                        Target Today Fund(2)+                   Target 2040 Fund(2)+
WealthBuilder Conservative Allocation         Target 2010 Fund(2)+                    Target 2045 Fund(2)+
Portfolio+
WealthBuilder Equity Portfolio+               Target 2015 Fund(2)+                    Target 2050 Fund(2)+

MONEY MARKET FUNDS
----------------------------------------------------------------------------------------------------------------------------
100% Treasury Money Market Fund(1)            Heritage Money Market Fund+             National Tax-Free Money Market Fund
California Tax-Free Money Market Fund         Minnesota Money Market Fund             National Tax-Free Money Market Trust
California Tax-Free Money Market Trust        Money Market Fund                       Overland Express Sweep Fund+
Cash Investment Money Market Fund             Money Market Trust                      Prime Investment Money Market Fund
Government Money Market Fund(1)               Municipal Money Market Fund             Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)
----------------------------------------------------------------------------------------------------------------------------
VT Asset Allocation Fund                      VT International Core Fund              VT Opportunity Fund+
VT C&B Large Cap Value Fund                   VT Large Company Core Fund              VT Small Cap Growth Fund
VT Discovery Fund+                            VT Large Company Growth Fund            VT Small/Mid Cap Value Fund
VT Equity Income Fund                         VT Money Market Fund                    VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.
--------------------------------------------------------------------------------

1. The U.S. government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

2. The full name of this Fund series is the Wells Fargo Advantage Dow Jones Target Date Funds(SM).

3. The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the Wells Fargo Advantage Discovery Fund(SM), Wells Fargo Advantage Endeavor Select Fund(SM), Wells Fargo Advantage Enterprise Fund(SM), Wells Fargo Advantage Opportunity Fund(SM), Wells Fargo Advantage Social Sustainability Fund(SM), Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio(SM), Wells Fargo Advantage WealthBuilder Equity Portfolio(SM), Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio(SM), Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio(SM), Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio(SM), Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio(SM), Wells Fargo Advantage Dow Jones Target Today Fund(SM), Wells Fargo Advantage Dow Jones Target 2010 Fund(SM), Wells Fargo Advantage Dow Jones Target 2015 Fund(SM), Wells Fargo Advantage Dow Jones Target 2020 Fund(SM), Wells Fargo Advantage Dow Jones Target 2025 Fund(SM), Wells Fargo Advantage Dow Jones Target 2030 Fund(SM), Wells Fargo Advantage Dow Jones Target 2035 Fund(SM), Wells Fargo Advantage Dow Jones Target 2040 Fund(SM), Wells Fargo Advantage Dow Jones Target 2045 Fund(SM), Wells Fargo Advantage Dow Jones Target 2050 Fund(SM), Wells Fargo Advantage Heritage Money Market Fund(SM), Wells Fargo Advantage Overland Express Sweep Fund(SM), Wells Fargo Advantage VT Discovery Fund(SM), and Wells Fargo Advantage VT Opportunity Fund(SM) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, Overland Express Sweep Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the annual report.

2 Wells Fargo Advantage Variable Trust Funds

                                                          Letter to Shareholders

[PHOTO OF KARLA M. RABUSCH]

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

AS THE PERIOD BEGAN, DELINQUENCIES AND FORECLOSURES IN THE HOUSING MARKET CONTINUED TO ACCELERATE, FURTHER BOOSTING HOUSING INVENTORY LEVELS AND DEPRESSING HOME PRICES.

BY THE END OF THE 12-MONTH PERIOD, THE FINANCIAL LANDSCAPE WAS IN THE MIDST OF ITS MOST CONSEQUENTIAL CHANGES SINCE THE 1930S.

Dear Valued Shareholder,

We are pleased to provide you with this annual report for the Wells Fargo Advantage Variable Trust Funds for the 12-month period that ended December 31, 2008. The period was marked by extreme volatility across the financial markets and proved to be a challenging time for investors. Although periods of volatility can present challenges, we believe that investors should remember the importance of maintaining a long-term investment strategy based on their individual goals and risk tolerance.

MARKET VOLATILITY SPIKED AMID GLOBAL FINANCIAL CRISIS.

Volatility across the financial markets rose to record highs during the 12-month period. Dislocations that had first surfaced in the subprime mortgage market after years of credit excesses and lax lending standards spread across the financial system. This contagion resulted in a vicious circle of declining asset values that escalated the credit crunch into a global financial crisis.

As the period began, delinquencies and foreclosures in the housing market continued to accelerate, further boosting housing inventory levels and depressing home prices. Mounting loan losses among lenders and a decline in the value of the mortgage-backed securities (MBS) tied to those loans hurt the capital ratios of the overleveraged institutions that held the securities. As the market for lower-quality securities dried up, financial institutions and other investors were forced to sell their most-liquid securities to maintain liquidity, required capital ratios, and, in some cases, solvency. This caused further deterioration in the value of these and other securities, which in turn caused further deterioration in the asset bases of the financial institutions that held the securities.

RAPID STRUCTURAL CHANGES TRANSFORMED THE FINANCIAL LANDSCAPE.

By the end of the 12-month period, the financial landscape was in the midst of its most consequential changes since the 1930s. Fear reached extreme levels in March, with the forced sale of failing investment bank Bear Stearns to JPMorgan Chase and again during September and October in one of the most tumultuous two-month spans that the financial markets have ever experienced. The failure or government takeover of several of the nation's most well-known financial institutions led to a crisis of confidence that resulted in the global financial system becoming nearly frozen, with large financial institutions too fearful even to lend to one another.

In September alone, government-sponsored enterprises Fannie Mae and Freddie Mac were placed into government receivership, investment bank Lehman Brothers filed Chapter 11 bankruptcy, Merrill Lynch was hastily sold to Bank of America, the government effectively took over insurer American International Group, investment banks Goldman Sachs and Morgan Stanley converted into bank holding companies and JPMorgan Chase bought Washington Mutual. In December, interbank lending rates began to come down a bit, but they remained far higher than normal through year-end.

                                    Wells Fargo Advantage Variable Trust Funds 3

Letter to Shareholders

THROUGHOUT THE 12-MONTH PERIOD, THE FED TOOK REPEATED ACTIONS TO STABILIZE THE FINANCIAL SYSTEM.

GOVERNMENT TOOK UNPRECEDENTED ACTIONS TO STABILIZE FINANCIAL SYSTEM.

Throughout the 12-month period, the Fed took repeated actions to stabilize the financial system. This included a rapid succession of cuts in the federal funds rate to a range of 0% to 0.25% by December 2008, the lowest federal funds rate in history; large injections of capital into the financial system; and the initiation of several nontraditional, nonmonetary programs.

In addition to successive cuts in the federal funds rate, Congress passed an economic stimulus bill in February 2008 that featured tax-rebate checks for consumers. This helped boost spending through early summer, but spending fell sharply in July and remained weak throughout the rest of the period. In October, Congress passed the Emergency Economic Stabilization Act of 2008, which authorized the Treasury to establish the $700 billion Troubled Asset Relief Program (TARP) to purchase distressed mortgage securities and other assets from financial institutions. This later morphed into a program for providing capital directly to banks and the automotive industry.

In late November, two more programs were implemented: a $600 billion program to buy the debt and MBS of Fannie Mae, Freddie Mac, and other agencies and a $200 billion Term Asset-Backed Securities Loan Facility (TALF) to support the consumer credit and small business segments of the economy.

ECONOMIC GROWTH WEAKENED, BUT INFLATION PRESSURES EASED.

Economic growth weakened during the 12-month period, leading the National Bureau of Economic Research to declare on December 1, 2008, that a U.S. recession had begun in December 2007. Amid this environment, consumer confidence slipped as income growth slowed and the unemployment rate rose to 7.2%.

On the positive side, the economic slowing helped ease the inflation fears that had grown due to surging gasoline and food prices during the first half of 2008. Headline inflation declined as crude oil prices reversed rapidly in the second half of the year. This gave the Fed more leeway for interest-rate cuts and additional stimulus without the immediate concern of higher inflation pressures.

EQUITY MARKETS EXPERIENCED EXTREME VOLATILITY.

The equity markets were turbulent throughout the year, with volatility spiking to unprecedented levels in September 2008 and remaining elevated through year-end. The broad market, as measured by the Standard & Poor's 500 Index, declined throughout the year and ended the 12-month period down 37%, with a nearly 17% decline during October in the worst month for the stock markets since October 1987. For the year, the NASDAQ Composite Index declined 40%, falling more than 17% in October.

Small cap stocks outpaced both large cap and mid cap stocks in 2008 but still declined nearly 34%, as measured by the Russell 2000(R) Index (1). The value style slightly outpaced the growth style, in spite of the value indices' higher weightings to the volatile financial sector.

---------------

1. The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

4 Wells Fargo Advantage Variable Trust Funds

                                                          Letter to Shareholders

Despite an extremely difficult market and economic environment in the United States, the U.S. stock markets outperformed the international markets for the year. International stocks, as measured by the MSCI EAFE(R) Index (2), declined more than 43% during 2008. Emerging markets suffered even larger declines, with the MSCI Emerging Markets Index (3) down more than 53% for the 12-month period.

GOVERNMENT SECURITIES DOMINATED FIXED-INCOME MARKETS.

Government securities was the favored asset class in 2008, generating positive returns while most other fixed-income classes and equities were in decline. Agency debt and agency MBS benefited from the explicit support of the government in various forms over the last four months of the year. It is no coincidence that U.S. Treasuries, agencies, and MBS produced positive returns for the year while corporates, asset-backed securities (ABS), commercial mortgage-backed securities (CMBS), and municipal bonds lost value. These latter credit sectors did not receive the same explicit government support that the former ones did.

DON'T LET SHORT-TERM VOLATILITY DERAIL LONG-TERM INVESTMENT GOALS.

Although periods of volatility can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. As a whole, WELLS FARGO ADVANTAGE FUNDS represent investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 100 Funds that cover a broad spectrum of investment styles and asset classes.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch
--------------------------------
Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

-----------------

2. The Morgan Stanley Capital International Europe, Australasia, and Far East ("MSCI EAFE") Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index.

3. The Morgan Stanley Capital International Emerging Markets (MSCI Emerging Markets) Index is a free float-adjusted market capitalization index designed to measure the equity market performance in the global emerging markets. The index is currently comprised of 25 emerging market country indices. You cannot invest directly in an index.

6 Wells Fargo Advantage Variable Trust Funds

                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (the Fund) seeks long-term total return, consisting of capital appreciation and current income.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Galen G. Blomster, CFA
Gregory T. Genung, CFA
Jeffrey P. Mellas, CAIA

FUND INCEPTION

April 15, 1994

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF DECEMBER 31, 2008

FUND                                                1 YEAR
----                                               --------
VT Asset Allocation Fund                           (29.11)%

BENCHMARK
   S&P 500 Index (1)                               (37.00)%
   Barclays Capital 20+ Year U.S. Treasury
   Index (2)                                        33.72%
   Asset Allocation Composite Index (3)            (13.82)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

NET AND GROSS EXPENSE RATIOS FOR THE VARIABLE TRUST ASSET ALLOCATION FUND ARE 1.00% AND 1.04%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH APRIL 30, 2009 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENT (4)
(AS OF DECEMBER 31, 2008)

[LINE GRAPH]

                                                                                   ASSET ALLOCATION
                        VT ASSET                                LEHMAN BROTHERS        COMPOSITE
                     ALLOCATION FUND     S & P 500 INDEX      20+ TREASURY INDEX   BENCHMARK INDEX
                     ---------------     ---------------      ------------------   ----------------
12/31/1998                10,000              10,000                10,000             10,000
 1/31/1999                10,342              10,418                10,095             10,288
 2/28/1999                 9,970              10,094                 9,556              9,875
 3/31/1999                10,254              10,498                 9,513             10,093
 4/30/1999                10,545              10,905                 9,521             10,330
 5/31/1999                10,322              10,647                 9,370             10,109
 6/30/1999                10,610              11,238                 9,255             10,395
 7/31/1999                10,377              10,887                 9,202             10,176
 8/31/1999                10,325              10,834                 9,159             10,125
 9/30/1999                10,176              10,537                 9,226              9,986
10/31/1999                10,537              11,203                 9,226             10,365
11/30/1999                10,628              11,431                 9,156             10,458
12/31/1999                10,933              12,104                 8,994             10,752
 1/31/2000                10,705              11,496                 9,151             10,502
 2/29/2000                10,781              11,279                 9,476             10,531
 3/31/2000                11,558              12,381                 9,831             11,305
 4/30/2000                11,306              12,009                 9,733             11,055
 5/31/2000                11,116              11,763                 9,684             10,895
 6/30/2000                11,374              12,053                 9,894             11,150
 7/31/2000                11,328              11,865                10,090             11,132
 8/31/2000                11,854              12,601                10,336             11,654
 9/30/2000                11,390              11,936                10,159             11,204
10/31/2000                11,422              11,886                10,329             11,249
11/30/2000                10,937              10,949                10,679             10,868
12/31/2000                11,044              11,003                10,929             11,001
 1/31/2001                11,324              11,393                10,928             11,233
 2/28/2001                10,580              10,355                11,120             10,697
 3/31/2001                10,067               9,699                11,031             10,255
 4/30/2001                10,549              10,453                10,685             10,603
 5/31/2001                10,621              10,523                10,703             10,651
 6/30/2001                10,469              10,267                10,813             10,538
 7/31/2001                10,517              10,166                11,241             10,641
 8/31/2001                10,151               9,530                11,510             10,342
 9/30/2001                 9,645               8,760                11,537              9,850
10/31/2001                 9,936               8,927                12,223             10,195
11/30/2001                10,277               9,612                11,575             10,446
12/31/2001                10,276               9,696                11,325             10,410
 1/31/2002                10,201               9,555                11,484             10,376
 2/28/2002                10,084               9,371                11,610             10,300
 3/31/2002                10,211               9,723                11,074             10,340
 4/30/2002                 9,943               9,134                11,528             10,133
 5/31/2002                 9,901               9,067                11,529             10,087
 6/30/2002                 9,565               8,421                11,733              9,726
 7/31/2002                 9,072               7,765                12,105              9,393
 8/31/2002                 9,174               7,816                12,737              9,624
 9/30/2002                 8,396               6,967                13,301              9,166
10/31/2002                 8,952               7,580                12,805              9,511
11/30/2002                 9,380               8,025                12,701              9,814
12/31/2002                 8,955               7,554                13,251              9,636
 1/31/2003                 8,758               7,357                13,210              9,472
 2/28/2003                 8,663               7,246                13,628              9,504
 3/31/2003                 8,718               7,316                13,400              9,494
 4/30/2003                 9,323               7,919                13,572             10,010
 5/31/2003                 9,789               8,335                14,441             10,581
 6/30/2003                 9,860               8,442                14,145             10,573
 7/31/2003                 9,833               8,591                12,688             10,248
 8/31/2003                10,016               8,758                12,965             10,455
 9/30/2003                 9,991               8,665                13,677             10,616
10/31/2003                10,400               9,155                13,254             10,843
11/30/2003                10,478               9,236                13,331             10,924
12/31/2003                10,934               9,720                13,490             11,317
 1/31/2004                11,126               9,898                13,761             11,531
 2/29/2004                11,275              10,036                14,060             11,725
 3/31/2004                11,153               9,884                14,275             11,689
 4/30/2004                10,890               9,729                13,382             11,285
 5/31/2004                10,995               9,863                13,328             11,357
 6/30/2004                11,183              10,054                13,457             11,532
 7/31/2004                10,891               9,722                13,703             11,386
 8/31/2004                10,983               9,761                14,270             11,599
 9/30/2004                11,086               9,866                14,425             11,723
10/31/2004                11,251              10,017                14,670             11,908
11/30/2004                11,589              10,422                14,306             12,076
12/31/2004                11,956              10,777                14,701             12,454
 1/31/2005                11,790              10,514                15,218             12,446
 2/28/2005                11,965              10,735                15,017             12,534
 3/31/2005                11,773              10,545                14,915             12,365
 4/30/2005                11,652              10,345                15,498             12,416
 5/31/2005                12,014              10,674                15,973             12,802
 6/30/2005                12,065              10,690                16,297             12,915
 7/31/2005                12,379              11,087                15,808             13,046
 8/31/2005                12,341              10,986                16,338             13,146
 9/30/2005                12,327              11,075                15,753             13,020
10/31/2005                12,098              10,890                15,409             12,774
11/30/2005                12,490              11,302                15,516             13,094
12/31/2005                12,552              11,306                15,962             13,246
 1/31/2006                12,783              11,605                15,761             13,388
 2/28/2006                12,850              11,636                15,954             13,471
 3/31/2006                12,851              11,781                15,210             13,319
 4/30/2006                12,919              11,939                14,786             13,275
 5/31/2006                12,600              11,596                14,801             13,048
 6/30/2006                12,629              11,611                14,941             13,106
 7/31/2006                12,724              11,683                15,255             13,263
 8/31/2006                13,039              11,960                15,740             13,617
 9/30/2006                13,349              12,268                16,044             13,931
10/31/2006                13,736              12,668                16,179             14,248
11/30/2006                13,993              12,909                16,565             14,543
12/31/2006                14,076              13,090                16,110             14,502
 1/31/2007                14,215              13,287                15,936             14,569
 2/28/2007                14,056              13,027                16,500             14,601
 3/31/2007                14,136              13,173                16,211             14,594
 4/30/2007                14,666              13,756                16,344             15,028
 5/31/2007                15,037              14,236                15,993             15,209
 6/30/2007                14,824              14,000                15,826             14,992
 7/31/2007                14,714              13,566                16,325             14,901
 8/31/2007                15,001              13,770                16,627             15,141
 9/30/2007                15,362              14,285                16,678             15,496
10/31/2007                15,599              14,512                16,935             15,738
11/30/2007                15,269              13,905                17,843             15,676
12/31/2007                15,145              13,809                17,745             15,573
 1/31/2008                14,369              12,981                18,106             15,138
 2/28/2008                13,934              12,559                18,076             14,828
 3/31/2008                13,967              12,505                18,376             14,886
 4/30/2008                14,445              13,114                17,948             15,180
 5/31/2008                14,497              13,284                17,509             15,145
 6/30/2008                13,503              12,164                17,935             14,524
 7/31/2008                13,346              12,062                17,823             14,412
 8/31/2008                13,574              12,236                18,390             14,716
 9/30/2008                12,645              11,146                18,643             14,008
10/31/2008                10,870               9,274                18,266             12,481
11/30/2008                10,377               8,609                20,919             12,664
12/31/2008                10,736               8,700                23,729             13,421

----------

1. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

2. The Barclays Capital 20+ Year U.S. Treasury Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. You cannot invest directly in an Index.

                                    Wells Fargo Advantage Variable Trust Funds 7

Performance Highlights (Unaudited)

                      WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- While the Fund underperformed the Asset Allocation Composite Index and the Barclays Capital 20+ Treasury Index, it outperformed the S&P 500 Index.

- At the end of the period, the Fund was at a maximum equity overweighting, with an effective target allocation of 85% stocks and 15% bonds.

- Even though the Fund's high exposure to stocks hurt relative performance, at the close of the period, we continued to see stocks as more attractive than bonds.

INVESTORS FLOCKED TOWARD SAFETY DURING 2008 AS THE ECONOMY CONTINUED TO LANGUISH UNDER THE WEIGHT OF THE ECONOMIC DOWNTURN.

U.S treasury bonds rallied to unprecedented low yields as investors continued to exit equities and other assets that they deemed to be risky. Further weakening real estate values and stock portfolios extended the decline in household wealth. Credit continued to tighten to a point where companies had trouble securing working capital from lenders and homebuyers had difficulty obtaining mortgage loans. Many companies were forced into bankruptcy or into a position of being acquired by a competitor as banks were reluctant to extend credit and retail spending retracted in anticipation of a long recession. While the financial sector was hardest hit with companies such as Bear Stearns, Lehman Brothers, and Countrywide either being acquired or filing for bankruptcy, other industries such as real estate, newspapers, and retailers also saw companies forced into bankruptcy. The subprime mortgage dilemma continued to take its toll as quasi-government agencies Fannie Mae and Freddie Mac were pushed into the conservatorship of the U.S. government. The unemployment rate jumped from 4.90% to 7.20% during the period and poignantly reflected the difficult state of the economy. In addition, consumers were further strapped as the price of crude oil peaked at over $145 per barrel early in the period and required consumers to dig deep into their pockets to fill

SECTOR DISTRIBUTION(5)
(AS OF DECEMBER 31, 2008)

[PIE CHART]

Consumer Discretionary         6%
Consumer Staples               8%
Energy                         9%
Financials                     9%
Healthcare                    10%
Industrials                    7%
Information Technology        10%
Materials                      2%
Telecommunications Services    3%
U.S. Treasury Securities      33%
Utilities                      3%

---------------

3. The Asset Allocation Composite Index is weighted 60% in the S&P 500 Index and 40% in the Barclays Capital 20+ Year U.S. Treasury Index. You cannot invest directly in an Index.

4. The chart compares the performance of the WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND for the most recent ten years of the Fund with the Asset Allocation Composite Index, S&P 500 Index and the Barclays Capital 20+ Year U.S. Treasury Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

5. Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculation of sector distribution.

8 Wells Fargo Advantage Variable Trust Funds

                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (CONTINUED)

gas tanks, thereby causing them to spend less on other goods and services. All of these factors led consumer confidence to its lowest point since the Confidence Board began keeping records in 1969. Consequently, investors sold out of the stock market throughout the period, culminating with the S&P 500 Index ending the period with a decline of 37.00%. Indeed, none of the ten sectors in the S&P 500 Index had positive gains for the year, however, consumer staples came away the least scathed, while the financials space was the laggard.

The Fund invests a neutral allocation in the underlying portfolio of 60% stocks and 40% bonds and employs futures contracts to tactically make adjustments to that allocation. The Tactical Asset Allocation (TAA) Model shifted to its maximum overweight equity position in late 2007, and we maintained that effective allocation of 85% stocks/15% bonds throughout 2008. During the year, investors fled from stocks to the safety of U.S. Treasury securities, leading stocks to underperform bonds. This underperformance of stocks to bonds detracted from the Fund's performance for the year. In addition, investments made with cash collateral received from securities lending activities, while generally considered a benign means of earning additional income, detracted from portfolio performance during this period of distress in short term markets, primarily due to the decline in value of a number of the collateral holdings.

THERE WERE NO CHANGES TO THE FUND'S TACTICAL ALLOCATION.

There were changes to the underlying indices, and we made those adjustments congruently with the S&P 500 Index and the Barclays Capital 20+ Treasury Index throughout the year.

THE TAA MODEL CONTINUES TO FAVOR STOCKS RELATIVE TO BONDS.

The stock market seems closer to the bottom than to the top of this cycle, and in our opinion, bonds appear rich at these unprecedented low yields. A great deal of stimulus has been directed toward relieving this recession. For example, the Fed cut the federal funds target rate to a range of 0.25% to 0.00% and vowed to purchase long-dated bonds. In addition, the U.S. Treasury provided $700 billion toward the recovery effort, and President-elect Obama proposed an $825 billion stimulus package. We believe that equities will eventually benefit from these measures once they take hold. Consequently, we will remain overweight stocks until the relative valuation between stocks and bond returns to a more normal environment.

TEN LARGEST PORTFOLIO HOLDINGS (6)
(AS OF DECEMBER 31, 2008)

U.S. Treasury Bond, 4.50%, 2/15/2036             6.69%
U.S. Treasury Bond, 4.50%, 5/15/2038             5.68%
U.S. Treasury Bond, 6.25%, 5/15/2030             4.64%
U.S. Treasury Bond, 5.38%, 2/15/2031             4.33%
U.S. Treasury Bond, 5.00%, 5/15/2037             4.22%
U.S. Treasury Bond, 4.38%, 2/15/2038             4.21%
U.S. Treasury Bond, 4.75%, 2/15/2037             4.09%
Exxon Mobil Corporation                          3.00%
U.S. Treasury Bond, 6.13%, 8/15/2029             2.79%
U.S. Treasury Bond, 5.25%, 2/15/2029             2.70%

------------

6. The ten largest portfolio holdings are calculated based on the market value of the securities divided by total market value of the portfolio of the Fund.

                                    Wells Fargo Advantage Variable Trust Funds 9

Performance Highlights (Unaudited)

                      WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF DECEMBER 31, 2008)

                                                                                                                  Expense Ratio
                                                                                                               -------------------
                                                                 6 Months*        1 Year   5 Year    10 Year   Gross (7)   Net (8)
                                                                 ---------        ------   ------    -------   ---------   -------
VT Asset Allocation Fund                                          (20.49)         (29.11)  (0.37)     0.71       1.04%      1.00%
S&P 500 Index (1)                                                 (28.48)         (37.00)  (2.19)    (1.38)
Barclays Capital 20+ Year U.S. Treasury Index (2)                  32.31           33.72   11.96      9.02
Asset Allocation Composite Index (3)                               (7.60)         (13.82)   3.47      2.99

* Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED,MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

--------------

7.    Reflects the gross expense ratio as stated in the May 1, 2008, prospectus.

8. The investment adviser has contractually committed through April 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

10 Wells Fargo Advantage Variable Trust Funds

                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (the Fund) seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Cooke & Bieler, L.P.

PORTFOLIO MANAGERS

Kermit S. Eck, CFA
Daren C. Heitman, CFA
Michael M. Meyer, CFA
James R. Norris
Edward W. O'Connor, CFA
R. James O'Neil, CFA
Mehul Trivedi, CFA

FUND INCEPTION

May 1, 1998

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF DECEMBER 31, 2008

FUND                                            1 YEAR
----                                           --------
VT C&B Large Cap Value Fund                    (35.01)%
BENCHMARK
   Russell 1000(R) Value Index (1)             (36.85)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

NET AND GROSS EXPENSE RATIOS FOR THE VARIABLE TRUST C&B LARGE CAP VALUE FUND ARE 1.00% AND 1.17%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH APRIL 30, 2009 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENT (2)
(AS OF DECEMBER 31, 2008)

[LINE GRAPH]

                               VT C&B LARGE CAP           RUSSELL 1000
                                   VALUE FUND            VALUE INDEX
                                 -------------           -----------
12/31/1998                           10000                  10,000
 1/31/1999                            9770                  10,080
 2/28/1999                            9518                   9,938
 3/31/1999                            9746                  10,144
 4/30/1999                           10586                  11,091
 5/31/1999                           10481                  10,969
 6/30/1999                           10805                  11,287
 7/31/1999                           10415                  10,956
 8/31/1999                            9847                  10,550
 9/30/1999                            9331                  10,182
10/31/1999                            9648                  10,768
11/30/1999                            9616                  10,684
12/31/1999                            9752                  10,735
 1/31/2000                            9499                  10,385
 2/29/2000                            9055                   9,614
 3/31/2000                            9869                  10,787
 4/30/2000                            9646                  10,662
 5/31/2000                            9784                  10,774
 6/30/2000                            9515                  10,281
 7/31/2000                            9674                  10,410
 8/31/2000                           10363                  10,989
 9/30/2000                           10196                  11,090
10/31/2000                           10440                  11,362
11/30/2000                            9899                  10,941
12/31/2000                           10316                  11,489
 1/31/2001                           10497                  11,533
 2/28/2001                           10189                  11,212
 3/31/2001                            9787                  10,816
 4/30/2001                           10342                  11,346
 5/31/2001                           10502                  11,602
 6/30/2001                           10208                  11,344
 7/31/2001                           10165                  11,320
 8/31/2001                            9610                  10,866
 9/30/2001                            8887                  10,101
10/31/2001                            9079                  10,014
11/30/2001                            9582                  10,596
12/31/2001                            9657                  10,846
 1/31/2002                            9165                  10,763
 2/28/2002                            9111                  10,780
 3/31/2002                            9706                  11,290
 4/30/2002                            9137                  10,903
 5/31/2002                            9051                  10,957
 6/30/2002                            8475                  10,328
 7/31/2002                            7680                   9,368
 8/31/2002                            7712                   9,439
 9/30/2002                            6687                   8,389
10/31/2002                            7249                   9,011
11/30/2002                            7713                   9,579
12/31/2002                            7331                   9,163
 1/31/2003                            7125                   8,941
 2/28/2003                            6918                   8,702
 3/31/2003                            6933                   8,717
 4/30/2003                            7478                   9,484
 5/31/2003                            7903                  10,097
 6/30/2003                            8047                  10,223
 7/31/2003                            8179                  10,376
 8/31/2003                            8212                  10,537
 9/30/2003                            8165                  10,434
10/31/2003                            8615                  11,073
11/30/2003                            8703                  11,223
12/31/2003                            9205                  11,915
 1/31/2004                            9360                  12,124
 2/29/2004                            9614                  12,384
 3/31/2004                            9504                  12,276
 4/30/2004                            9350                  11,976
 5/31/2004                            9361                  12,098
 6/30/2004                            9508                  12,384
 7/31/2004                            9319                  12,209
 8/31/2004                            9397                  12,383
 9/30/2004                            9467                  12,575
10/31/2004                            9534                  12,784
11/30/2004                            9935                  13,430
12/31/2004                           10238                  13,880
 1/31/2005                           10171                  13,633
 2/28/2005                           10407                  14,084
 3/31/2005                           10290                  13,891
 4/30/2005                           10099                  13,643
 5/31/2005                           10346                  13,971
 6/30/2005                           10367                  14,124
 7/31/2005                           10671                  14,532
 8/31/2005                           10469                  14,469
 9/30/2005                           10368                  14,672
10/31/2005                           10188                  14,299
11/30/2005                           10582                  14,767
12/31/2005                           10556                  14,857
 1/31/2006                           10839                  15,433
 2/28/2006                           10873                  15,528
 3/31/2006                           11125                  15,737
 4/30/2006                           11408                  16,137
 5/31/2006                           11238                  15,729
 6/30/2006                           11148                  15,829
 7/31/2006                           11205                  16,214
 8/31/2006                           11591                  16,485
 9/30/2006                           11978                  16,814
10/31/2006                           12413                  17,364
11/30/2006                           12710                  17,761
12/31/2006                           12891                  18,159
 1/31/2007                           13098                  18,392
 2/28/2007                           12731                  18,105
 3/31/2007                           12764                  18,385
 4/30/2007                           13292                  19,064
 5/31/2007                           13579                  19,752
 6/30/2007                           13430                  19,290
 7/31/2007                           12969                  18,398
 8/31/2007                           12923                  18,605
 9/30/2007                           13403                  19,244
10/31/2007                           13507                  19,246
11/30/2007                           13056                  18,305
12/31/2007                           12740                  18,128
 1/31/2008                           12207                  17,401
 2/28/2008                           11697                  16,672
 3/31/2008                           11759                  16,547
 4/30/2008                           12225                  17,353
 5/31/2008                           12260                  17,325
 6/30/2008                           11047                  15,667
 7/31/2008                           11315                  15,611
 8/31/2008                           11549                  15,876
 9/30/2008                           10809                  14,709
10/31/2008                            8652                  12,163
11/30/2008                            7937                  11,291
12/31/2008                            8279                  11,448

------------
1. The Russell 1000 Value Index measures performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

2. The chart compares the performance of the WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND for the most recent ten years of the Fund with the Russell 1000 Value Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

3. Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculation of sector distribution.

                                   Wells Fargo Advantage Variable Trust Funds 11

Performance Highlights (Unaudited)

                   WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- Although the Fund's return for the period was negative, it outperformed its value benchmark.

-     Stock selection was the key driver of outperformance.

- Our stock selection process was positive in numerous sectors and the impact on performance was strongest in the industrials and media and services sectors.

FROM THE PERSPECTIVE OF A FULLY INVESTED EQUITY MANAGER OPERATING IN THE WORST MARKET SINCE 1931, MEANINGFUL LOSSES WERE UNAVOIDABLE.

Our goal of outperforming in a down market was accomplished, and even though we would like to have outperformed more than we did, our sense is that we could not have done much better, considering the breadth and intensity of the market's decline.

For the entire 12-month period, the Fund outperformed its benchmark. This, of course, is a result for which we always strive, but it was a hollow victory. Even our high-quality orientation was overwhelmed by the market tailspin. The impact of the Fund's portfolio quality bias, though undoubtedly beneficial, was muted by wholesale, indiscriminant selling of stocks to buy U.S. Treasuries.

We were pleased that a positive stock selection result explained the vast majority of the Fund's outperformance. While stock selection was positive in numerous sectors, the impact was strongest in the industrials and media and services sectors. As bottom-up stock pickers, our goal is to add value through our stock selection process. Thus, when our stock picks work, we view it as evidence that our process is working. As investors with a long-term perspective, we tend to judge our performance over longer periods of time. Accordingly, we believe that the validity and benefits of our high-quality, low-risk investment approach are apparent in our long-term record.

SECTOR DISTRIBUTION(3)
(AS DECEMBER 31, 2008)

[PIE CHART]

Consumer Discretionary       16%
Consumer Staples             13%
Energy                        5%
Financials                   19%
Health Care                  14%
Industrials                  18%
Information Technology       10%
Telecommunication Services    3%
Materials                     2%

In contrast, our investments made with cash collateral received from securities lending activities, while generally considered a benign means of earning additional income, detracted from portfolio performance during this period of distress in short term markets, primarily due to the decline in value of a number of the collateral holdings.

12 Wells Fargo Advantage Variable Trust Funds

                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (CONTINUED)

THE MARKET'S SIGNIFICANT DECLINE AND VOLATILITY DURING THE 12-MONTH PERIOD PROVIDED US WITH THE OPPORTUNITY TO ESTABLISH FOUR NEW INVESTMENTS IN THE FUND.

Beyond adding to existing holdings, we also established new positions in Fiserv, Manpower, NVR, and Old Republic. To make room for these opportunities, we sold Anheuser Busch, Wal-Mart, and Zale because these companies had achieved their valuation targets that we had set for them. We also eliminated the following stocks due to fundamental reasons: American International Group (AIG), Countrywide Financial, Jones Apparel, MBIA, and Office Depot.

THE RECENT STEADY STREAM OF INCREASINGLY NEGATIVE ECONOMIC DATA HAS REMOVED ANY DOUBT FROM OUR MINDS THAT WE ARE IN THE MIDST OF A RECESSION.

The good news is that the market no longer has to deal with that uncertainty. The bad news is that there is still plenty of uncertainty facing investors. Now that we know we are in a recession, the relevant question centers on its duration and magnitude. Given the complexity of the economy and the vast array of variables that must be considered and factored into the equation, such questions are inherently difficult, if not impossible, to answer.

TEN LARGEST EQUITY HOLDINGS (4)
(AS OF DECEMBER 31, 2008)

Exxon Mobil Corporation                         5.25%
Quest Diagnostics Incorporated                  3.72%
Colgate-Palmolive Company                       3.57%
Johnson & Johnson                               3.47%
Vodafone Group plc ADR                          3.40%
Allstate Corporation                            3.27%
Omnicom Group Incorporated                      3.11%
Willis Group Holdings Limited                   3.09%
Kohl's Corporation                              3.02%
McDonald's Corporation                          2.93%

On one hand, the global credit crunch continues to wreak havoc with the global economy. Deflationary pressures are building momentum and infecting the real economy. Increasing caution and pessimism on the part of businesses and consumers represent the negative feedback loop that could send the economy into a deeper, more severe recession. Thus, with weakening fundamental underpinnings, the investing environment is likely to remain volatile and challenging. As such, caution is urged, especially in the short term.

On the other hand, as a market-based, flexible, free-enterprise system, history has demonstrated that our economy has the capacity to be resilient time and time again. Even though we have to endure a recession, the current purging process is working to establish a foundation for future economic growth. And while it has created much pain, we believe that the process is underway and that it began well over a year ago. Consequently, we believe that much of the excess, though difficult to quantify, has been removed from the system. Furthermore, with the recent narrowing of interest-rate spreads and improving conditions in the credit markets, we are seeing encouraging signs that perhaps the worst is behind us. Finally, the

------------

4. The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio of the Fund.

                                   Wells Fargo Advantage Variable Trust Funds 13

Performance Highlights (Unaudited)

                   WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (CONTINUED)

U.S. government has demonstrated a commitment and willingness to take decisive and bold action to ensure that caution and pessimism do not conspire to create a wicked negative feedback loop.

Thus, all things considered, we believe that careful and selective risk-taking in this environment will be more than adequately rewarded. While it may seem perverse, history shows that it is times like these, when fear is heightened and the outlook bleak, that patient, longer-term investors should be most bullish. At this point, our intuitive sense of bullishness is only strengthened by valuations we are seeing in the stock market, which have become extremely attractive in more and more instances. We recognize that stock prices can trade at unprecedented valuation levels in a bear market and we do not yet believe that we are fundamentally to the point where one can have confidence that all boats will be lifted by a surging tide, but we are comforted by the quality embedded in the portfolio. Our investment philosophy is centered on investing in financially strong, competitively advantaged companies that have attractive underlying business models. Because companies with these characteristics are built to last, this approach allows us to maintain the uniquely longer-term investing perspective that is so valuable during times like these. As such and as always, we remain steadfastly committed to our high-quality, low-risk investment approach.

14 Wells Fargo Advantage Variable Trust Funds

                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF DECEMBER 31, 2008)

                                                                                                               Expense Ratio
                                                                                                              -------------------
                                                              6 Months*           1 Year    5 Year  10 Year   Gross (5)   Net (6)
                                                              ---------           -------   ------  -------   ---------   -------
VT C&B Large Cap Value Fund                                    (25.05)            (35.01)   (2.10)   (1.87)     1.17%     1.00%
Russell 1000 Value Index (1)                                   (26.93)            (36.85)   (0.79)    1.36

* Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS INCLUDING INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

-------------

5.    Reflects the gross expense ratio as stated in the May 1, 2008, prospectus.

6. The investment adviser has contractually committed through April 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

16 Wells Fargo Advantage Variable Trust Funds

                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT DISCOVERY FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT DISCOVERY FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

James M. Leach, CFA
Thomas J. Pence, CFA

FUND INCEPTION

May 8, 1992

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF DECEMBER 31, 2008

FUND                                             1 YEAR
----                                            --------
VT Discovery Fund                               (44.36)%
BENCHMARK
   Russell 2500 (TM) Growth Index (1)           (41.50)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

NET AND GROSS EXPENSE RATIOS FOR THE VARIABLE TRUST DISCOVERY FUND ARE 1.15% AND 1.21%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH APRIL 30, 2009 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENT (2)
(AS OF DECEMBER 31, 2008)

[LINE GRAPH]

                 VT DISCOVERY FUND        RUSSELL 2500 GROWTH INDEX
                 -----------------        -------------------------
12/31/1998             10,000                     10,000
 1/31/1999             10,071                     10,289
 2/28/1999              9,135                      9,454
 3/31/1999              8,985                      9,895
 4/30/1999              9,299                     10,684
 5/31/1999              9,327                     10,795
 6/30/1999              9,456                     11,558
 7/31/1999              8,994                     11,322
 8/31/1999              8,440                     11,077
 9/30/1999              8,339                     11,157
10/31/1999              8,330                     11,700
11/30/1999              9,050                     13,081
12/31/1999             10,509                     15,548
 1/31/2000             10,093                     15,462
 2/29/2000             11,645                     19,428
 3/31/2000             11,737                     17,903
 4/30/2000             11,183                     16,159
 5/31/2000             11,322                     14,720
 6/30/2000             11,746                     16,666
 7/31/2000             11,996                     15,301
 8/31/2000             12,319                     17,295
 9/30/2000             11,691                     16,176
10/31/2000             11,128                     15,176
11/30/2000             10,213                     12,285
12/31/2000             10,971                     13,046
 1/31/2001             11,709                     13,891
 2/28/2001             10,934                     11,748
 3/31/2001             10,647                     10,448
 4/30/2001             11,719                     12,041
 5/31/2001             11,662                     12,389
 6/30/2001             12,038                     12,670
 7/31/2001             11,375                     11,736
 8/31/2001             10,832                     10,955
 9/30/2001              9,726                      9,240
10/31/2001             10,379                     10,151
11/30/2001             10,943                     11,028
12/31/2001             11,419                     11,633
 1/31/2002             11,386                     11,136
 2/28/2002             11,186                     10,448
 3/31/2002             11,928                     11,290
 4/30/2002             11,585                     10,915
 5/31/2002             11,529                     10,365
 6/30/2002             10,899                      9,412
 7/31/2002             10,113                      8,243
 8/31/2002             10,113                      8,241
 9/30/2002              9,538                      7,618
10/31/2002             10,080                      8,056
11/30/2002             10,600                      8,805
12/31/2002             10,047                      8,248
 1/31/2003              9,759                      8,068
 2/28/2003              9,748                      7,880
 3/31/2003              9,870                      7,984
 4/30/2003             10,556                      8,681
 5/31/2003             11,319                      9,601
 6/30/2003             11,363                      9,798
 7/31/2003             12,182                     10,451
 8/31/2003             12,990                     11,012
 9/30/2003             12,558                     10,775
10/31/2003             13,665                     11,661
11/30/2003             13,864                     12,056
12/31/2003             14,008                     12,069
 1/31/2004             14,517                     12,572
 2/29/2004             14,838                     12,689
 3/31/2004             14,672                     12,733
 4/30/2004             14,074                     12,193
 5/31/2004             14,373                     12,446
 6/30/2004             14,782                     12,750
 7/31/2004             13,610                     11,752
 8/31/2004             13,112                     11,516
 9/30/2004             14,096                     12,035
10/31/2004             14,628                     12,377
11/30/2004             15,745                     13,198
12/31/2004             16,210                     13,829
 1/31/2005             15,535                     13,342
 2/28/2005             15,568                     13,607
 3/31/2005             15,196                     13,231
 4/30/2005             14,197                     12,516
 5/31/2005             15,470                     13,350
 6/30/2005             16,082                     13,702
 7/31/2005             17,086                     14,591
 8/31/2005             17,037                     14,423
 9/30/2005             17,502                     14,564
10/31/2005             16,621                     14,088
11/30/2005             17,281                     14,875
12/31/2005             17,551                     14,960
 1/31/2006             18,897                     16,093
 2/28/2006             18,885                     16,044
 3/31/2006             19,460                     16,729
 4/30/2006             19,852                     16,780
 5/31/2006             18,469                     15,779
 6/30/2006             18,689                     15,704
 7/31/2006             17,967                     14,940
 8/31/2006             18,432                     15,298
 9/30/2006             18,579                     15,515
10/31/2006             19,374                     16,280
11/30/2006             20,256                     16,834
12/31/2006             20,121                     16,795
 1/31/2007             20,904                     17,329
 2/28/2007             20,867                     17,321
 3/31/2007             21,357                     17,473
 4/30/2007             21,749                     18,009
 5/31/2007             23,254                     18,873
 6/30/2007             23,364                     18,694
 7/31/2007             23,168                     17,910
 8/31/2007             23,487                     18,185
 9/30/2007             24,980                     18,816
10/31/2007             25,751                     19,595
11/30/2007             24,307                     18,438
12/31/2007             24,613                     18,423
 1/31/2008             21,834                     16,922
 2/28/2008             21,137                     16,582
 3/31/2008             20,415                     16,381
 4/30/2008             22,483                     17,368
 5/31/2008             24,686                     18,283
 6/30/2008             24,013                     16,974
 7/31/2008             23,230                     16,914
 8/31/2008             23,156                     17,197
 9/30/2008             19,631                     14,921
10/31/2008             15,629                     11,561
11/30/2008             13,377                     10,257
12/31/2008             13,695                     10,777

----------------

1. The Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

2. The chart compares the performance of the WELLS FARGO ADVANTAGE VT DISCOVERY FUND (SM) for the most recent ten years of the Fund with the Russell 2500 Growth Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

3. The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio of the Fund.

                                   Wells Fargo Advantage Variable Trust Funds 17

Performance Highlights (Unaudited)

                             WELLS FARGO ADVANTAGE VT DISCOVERY FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The financial crisis stemming from the bursting real estate bubble and Lehman Brothers bankruptcy weighed heavily on Fund performance during 2008.

- Detractors from performance came from industrials, information technology, and telecommunication services.

- Contributors for the year came from consumer discretionary, energy, and materials.

THE EQUITY MARKETS FOR 2008 CAN BEST BE DESCRIBED AS A "TALE OF TWO MARKETS."

The first half of the year was characterized as a stock-picker's market. Commodity price inflation fueled by global growth and demand for goods from emerging markets were the primary drivers despite early signs of financial troubles here at home. Energy prices spiked to historically high levels, global infrastructure building drove higher commodity prices, and continued consumer growth in emerging markets fueled higher and higher food prices. Throughout the first half, the Fund, with its team of investment managers providing solid "surround the company" research, was able to provide positive returns. In the meantime, early signs of the ensuing financial meltdown emerged, with JPMorgan buying Bear Stearns and setting up the second market "tale."

The second half of the year was dominated by a slowdown in worldwide growth, a bursting of the residential real estate bubble, and the resulting financial crisis that was highlighted by financial company failures. Deleveraging by financial institutions, forced selling of assets, and investor and consumer panic culminated in a drop in equity markets not seen since the Great Depression. Global growth slowed dramatically, credit markets froze up, and commodity prices spiraled downward as demand fell. As a result of the uncertainty in the market and the economy, the only "safe" investment seemed to be U.S. Treasuries.

TEN LARGEST EQUITY HOLDINGS (3)
(AS OF DECEMBER 31, 2008)

Equinix Incorporated                             3.58%
DeVry Incorporated                               2.96%
SBA Communications Corporation                   2.92%
Airgas Incorporated                              2.82%
Lincare Holdings Incorporated                    2.77%
Concur Technologies Incorporated                 2.51%
PSS World Medical Incorporated                   2.19%
Solera Holdings Incorporated                     2.12%
NII Holdings Incorporated                        2.12%
Activision Blizzard Incorporated                 2.04%

Areas of weakness for the portfolio during the year were in industrials, information technology, and telecommunication services. Investments made with cash collateral received from securities lending activities, while generally considered a benign means of earning additional income, also detracted from portfolio performance during this period of distress in short term markets, primarily due to the decline in value of a number of the collateral holdings. Bright spots included stock selection in consumer discretionary, energy, and materials.

18 Wells Fargo Advantage Variable Trust Funds

                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT DISCOVERY FUND (CONTINUED)

A SLOWDOWN IN GLOBAL GROWTH PUT PRESSURE ON THE INDUSTRIAL SECTOR WHILE SELECTIVE POSITIONING IN THE CONSUMER SPACE HELPED STEM LOSSES.

The global recession was reflected in the earnings outlooks and valuations for the industrial sector, which was a detractor in the portfolio during the period. We continued to believe in a longer-term global growth trend, which we believe will ultimately benefit this sector, but the near-term cyclical pressures were too difficult to overcome. McDermott International, a global engineering and construction firm that is heavily involved in the energy business, declined with the price of oil and gas. Unfortunately, the company misexecuted on a contract and had worse-than-expected earnings despite a record backlog level with cash-rich customers. Furthermore, recession deepened during the second half of the period and commodity prices continued to decline, the stock declined with them.

SECTOR DISTRIBUTION(4)
(AS OF DECEMBER 31, 2008)

[PIE CHART]

Consumer Discretionary       14%
Consumer Staples              6%
Energy                        6%
Financials                   13%
Health Care                  18%
Industrials                   8%
Information Technology       22%
Materials                     8%
Telecommunication Services    5%

Despite tough economic conditions for the consumer -- especially rising unemployment and tightening credit standards -- stock selection within the consumer discretionary sector provided a life vest to the portfolio for the period. Our selective approach within consumer discretionary is focused on companies with unique market niches and with businesses that can thrive in a potentially slowing consumer-spending environment. A good example of this was our position in DeVry. As a leading provider of for-profit postsecondary education, DeVry is benefiting from rising enrollment numbers as an increasing number of unemployed people decide to advance their education. In addition, positioning for a trade down by consumers, Big Lots, a discount retail chain, provided a positive return during the period.

OUR OUTLOOK IS ONE OF CAUTIOUS OPTIMISM FOR EQUITIES IN 2009.

Interbank lending rates finally retreated toward the end of 2008, signaling that financial institutions might start lending again. Importantly, policymakers finally targeted mortgage rates as a tool to aid the housing market, and homeowners responded with a tidal wave of refinancing activity. Some clarity is emerging on the staggering size and scope of domestic infrastructure spending by the new administration to help bolster employment and provide economic stimulus. Energy prices and raw material costs have declined dramatically, helping control manufacturing costs and lowering gas prices for consumers. In addition, policymakers around the globe appear to be determined and coordinated in taking drastic measures to get credit flowing again.

------------

4. Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

                                   Wells Fargo Advantage Variable Trust Funds 19

Performance Highlights (Unaudited)

                             WELLS FARGO ADVANTAGE VT DISCOVERY FUND (CONTINUED)

Although we expect the dire economic headlines to continue into 2009, we have the distinct view that the markets have largely priced in the bad news. If the economy avoids another major leg down, which is our expectation, and traction takes hold in the banking sector from the policy stimulus in place, we would not be surprised to see a market rally in early 2009. Rather than hunker down in an overly defensive stance, we believe that the time has come to focus on new leadership in a market recovery. We are prudently and gradually shifting the portfolio to balance our defensive core growth holdings with positions in developing situations that we believe will provide buoyancy in a market that rebounds. As such, our "surround the company" research process is finding interesting ideas in the financial, consumer discretionary, and technology sectors. The fact that our process is generating these compelling ideas has us entering 2009 with considerable optimism.

20 Wells Fargo Advantage Variable Trust Funds

                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT DISCOVERY FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF DECEMBER 31, 2008)

                                                                                                      Expense Ratio
                                              6 Months*               1 Year     5 Year   10 Year   Gross (5)   Net(6)
                                              ---------               ------     ------   -------   ---------   ------
VT Discovery Fund                              (42.97)                (44.36)    (0.45)    3.19       1.21%      1.15%
Russell 2500 Growth Index (1)                  (36.51)                (41.50)    (2.24)    0.75

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

-----------------

5.    Reflects the gross expense ratio as stated in the May 1, 2008, prospectus.

6. The investment adviser has contractually committed through April 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

22 Wells Fargo Advantage Variable Trust Funds

                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (the Fund) seeks long-term capital appreciation and dividend income.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Gary J. Dunn, CFA
Robert M. Thornberg

FUND INCEPTION

May 6, 1996

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF DECEMBER 31, 2008

Fund                           1 Year
-------------------------      ------
VT Equity Income Fund          (36.47)%

BENCHMARK
 Russell 1000 Value Index (1)  (36.85)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

NET AND GROSS EXPENSE RATIOS FOR THE VARIABLE TRUST EQUITY INCOME FUND ARE 1.00% AND 1.04%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH APRIL 30, 2009 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENT (2)
(AS OF DECEMBER 31, 2008)

[LINE GRAPH]

             VT EQUITY INCOME FUND   RUSSELL 1000 VALUE INDEX
             ---------------------   ------------------------
12/31/1998         10000                 10,000
 1/31/1999          9969                 10,080
 2/28/1999          9975                  9,938
 3/31/1999         10344                 10,144
 4/30/1999         10869                 11,091
 5/31/1999         10844                 10,969
 6/30/1999         11275                 11,287
 7/31/1999         10981                 10,956
 8/31/1999         10806                 10,550
 9/30/1999         10406                 10,182
10/31/1999         10688                 10,768
11/30/1999         10781                 10,684
12/31/1999         10790                 10,735
 1/31/2000         10235                 10,385
 2/29/2000          9445                  9,614
 3/31/2000         10387                 10,787
 4/30/2000         10368                 10,662
 5/31/2000         10552                 10,774
 6/30/2000         10301                 10,281
 7/31/2000         10111                 10,410
 8/31/2000         10674                 10,989
 9/30/2000         10566                 11,090
10/31/2000         10864                 11,362
11/30/2000         10495                 10,941
12/31/2000         11042                 11,489
 1/31/2001         11016                 11,533
 2/28/2001         10698                 11,212
 3/31/2001         10104                 10,816
 4/30/2001         10788                 11,346
 5/31/2001         10989                 11,602
 6/30/2001         10670                 11,344
 7/31/2001         10566                 11,320
 8/31/2001         10341                 10,866
 9/30/2001          9683                 10,101
10/31/2001          9797                 10,014
11/30/2001         10328                 10,596
12/31/2001         10444                 10,846
 1/31/2002         10289                 10,763
 2/28/2002         10363                 10,780
 3/31/2002         10719                 11,290
 4/30/2002         10368                 10,903
 5/31/2002         10362                 10,957
 6/30/2002          9808                 10,328
 7/31/2002          8914                  9,368
 8/31/2002          8975                  9,439
 9/30/2002          7788                  8,389
10/31/2002          8373                  9,011
11/30/2002          8897                  9,579
12/31/2002          8432                  9,163
 1/31/2003          8213                  8,941
 2/28/2003          7967                  8,702
 3/31/2003          7989                  8,717
 4/30/2003          8635                  9,484
 5/31/2003          9130                 10,097
 6/30/2003          9306                 10,223
 7/31/2003          9473                 10,376
 8/31/2003          9515                 10,537
 9/30/2003          9461                 10,434
10/31/2003          9958                 11,073
11/30/2003         10065                 11,223
12/31/2003         10643                 11,915
 1/31/2004         10821                 12,124
 2/29/2004         11099                 12,384
 3/31/2004         10976                 12,276
 4/30/2004         10805                 11,976
 5/31/2004         10819                 12,098
 6/30/2004         10981                 12,384
 7/31/2004         10759                 12,209
 8/31/2004         10852                 12,383
 9/30/2004         10943                 12,575
10/31/2004         11022                 12,784
11/30/2004         11483                 13,430
12/31/2004         11822                 13,880
 1/31/2005         11757                 13,633
 2/28/2005         12119                 14,084
 3/31/2005         11884                 13,891
 4/30/2005         11659                 13,643
 5/31/2005         11964                 13,971
 6/30/2005         11928                 14,124
 7/31/2005         12293                 14,532
 8/31/2005         12213                 14,469
 9/30/2005         12353                 14,672
10/31/2005         12162                 14,299
11/30/2005         12521                 14,767
12/31/2005         12457                 14,857
 1/31/2006         12634                 15,433
 2/28/2006         12715                 15,528
 3/31/2006         12794                 15,737
 4/30/2006         13141                 16,137
 5/31/2006         12787                 15,729
 6/30/2006         12811                 15,829
 7/31/2006         13080                 16,214
 8/31/2006         13392                 16,485
 9/30/2006         13700                 16,814
10/31/2006         14140                 17,364
11/30/2006         14408                 17,761
12/31/2006         14768                 18,159
 1/31/2007         14821                 18,392
 2/28/2007         14544                 18,105
 3/31/2007         14755                 18,385
 4/30/2007         15333                 19,064
 5/31/2007         15865                 19,752
 6/30/2007         15545                 19,290
 7/31/2007         14965                 18,398
 8/31/2007         15238                 18,605
 9/30/2007         15828                 19,244
10/31/2007         15900                 19,246
11/30/2007         15319                 18,305
12/31/2007         15182                 18,128
 1/31/2008         14445                 17,401
 2/28/2008         13902                 16,672
 3/31/2008         13777                 16,547
 4/30/2008         14330                 17,353
 5/31/2008         14330                 17,325
 6/30/2008         13021                 15,667
 7/31/2008         12942                 15,611
 8/31/2008         13086                 15,876
 9/30/2008         12135                 14,709
10/31/2008         10127                 12,163
11/30/2008          9584                 11,291
12/31/2008          9645                 11,448

-------------
1. The Russell 1000 Value Index measures performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

2. The chart compares the performance of the WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND for the most recent ten years of the Fund with the Russell 1000 Value Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

3. The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio of the Fund.

                                   Wells Fargo Advantage Variable Trust Funds 23


Performance Highlights (Unaudited)


                         WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- In one of the toughest equity years in modern history, the Fund narrowly outperformed its benchmark.

- Solid stock selection provided most of the relative outperformance, as Fund holdings in a number of sectors performed better than their respective Russell 1000 Value Index sector returns.

- The financials sector was the story of the year and was the worst-performing sector, with declines in excess of 50%.

MOST INVESTORS WOULD PROBABLY LIKE TO FORGET 2008.

U.S. stocks, as measured by the S&P 500 Index, fell 37.00% on a total return basis for the 12-month period, the biggest annual drop in over 70 years. The year started out poorly in January 2008 and only got worse as investors feared that the Fed's interest rate cuts would not be enough to avert a recession -- which eventually proved to be true by the end of the period. The credit crisis that started in the housing market spread to many other credit segments and affected almost every financial company. By the end of 2008, an estimated $7 trillion in domestic equity market value had disappeared.

Most of the Fund's relative outperformance was due to good stock selection. Consumer discretionary outperformance was led by the strong positive gain of McDonald's, a company that continues to execute in a tough economic environment. Rohm & Haas in the materials sector was another leading performer as the stock moved higher on the planned acquisition by Dow Chemical. Even though Verizon declined during the period, the slide was much less than that of most telecommunication stocks and allowed the Fund to outperform the index in this area. Larger-capitalization technology stocks, including many owned in the Fund, held up better than the Russell technology sector and added to relative performance. Hewlett-Packard and Symantec were the Fund's leading technology contributors.


TEN LARGEST EQUITY HOLDINGS (3)
(AS OF DECEMBER 31, 2008)

Exxon Mobil Corporation                6.18%
AT&T Incorporated                      4.33%
Chevron Corporation                    4.01%
JPMorgan Chase & Company               3.90%
Verizon Communications Incorporated    3.23%
Procter & Gamble Company               3.21%
ConocoPhillips                         3.16%
The Travelers Companies Incorporated   2.74%
General Electric Company               2.45%
FPL Group Incorporated                 2.37%

By the end of the 12-month period, the Fund's financial holdings had fallen more than 50%, which was in line with the Russell sector drop. The financial crisis that spearheaded the economic recession resulted in the disappearance of several well-recognized financial institutions, leaving the future of Wall Street as we know it in a state of confusion. Companies like Citigroup, Bank of America, and American Express fell more than 60% during the period. Many insurance stocks came under pressure as investment portfolio losses mounted and concerns over

24 Wells Fargo Advantage Variable Trust Funds

                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (CONTINUED)

new capital-raising needs weighed on the group. Both Travelers and U.S. Bancorp escaped the year with relatively modest losses. While the financials sector was a poor performer, the Fund's approximate 17% underweighting of financials versus the benchmark's allocation was a major contributor to Fund performance. Investments made with cash collateral received from securities lending activities, while generally considered a benign means of earning additional income, also detracted from portfolio performance during this period of distress in short term markets, primarily due to the decline in value of a number of the collateral holdings.

STOCK ADJUSTMENTS DURING THE YEAR FOCUSED ON IMPROVING THE QUALITY AND REDUCING THE RISK OF THE PORTFOLIO.

Within the much-maligned financials sector, we sold several familiar names, including American International Group (AIG), Goldman Sachs, Lehman Brothers, Morgan Stanley, and Wachovia. Health care provider WellPoint was sold because we believed that margin compression within the health care services industry would continue. New buys to the portfolio centered on adding market-leading companies with strong balance sheets and proven product lines that are expected to grow well into the future. Primary additions included Costco, Medtronic, Oracle, Prudential Financial, and Schering-Plough. We increased the Fund's exposure to health care throughout the year and funded it with our reduction in the financials sector.

SECTOR DISTRIBUTION(4)
(AS OF DECEMBER 31, 2008)

[PIE CHART]

Consumer Discretionary        7%
Consumer Staples             11%
Energy                       16%
Financials                   17%
Health Care                  13%
Industrials                   9%
Information Technology        9%
Materials                     4%
Telecommunication Services    8%
Utilities                     6%

CREDIT MARKETS SET THE TONE FOR MARKET BEHAVIOR IN 2008.

In our view, how the equity markets perform in 2009 is dependent on how deep the recession is going to be and the degree to which the credit markets once again start to function. The Fed and the Treasury Department have taken many steps throughout the year to stem the credit and economic slide, including a $700 billion rescue package, actions to buy certain issues of commercial paper, and interest-rate reductions that have left the federal funds rate near zero. The Fed also started buying mortgage-backed securities as part of a $500 billion program designed to support real estate demand and help lower mortgage rates. In addition, the new proposal for an economic recovery package by President-elect Obama should provide another potential catalyst for recovery. We believe that the combination of governmental intervention, the lowering of interest rates -- especially mortgage rates -- and much lower oil prices will all contribute to setting the stage for a market and economic recovery by the end of 2009. In the meantime, our focus will remain on companies with strong balance sheets, solid cash flows, and liquidity, all of which are difficult to maintain in our current economic environment. Market leaders who can sustain earnings profitability in tough economic times should weather the storm better than those who are not so well positioned.

                                  Wells Fargo  Advantage Variable Trust Funds 25

Performance Highlights (Unaudited)

                         WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF DECEMBER 31, 2008)

                                                                            Expense Ratio
                              6 Months*    1 Year    5 Year    10 Year    Gross (5)   Net (6)
                              ---------    ------    ------    -------    ---------   -------
VT Equity Income Fund            (25.93)   (36.47)    (1.95)     (0.36)        1.04%     1.00%

Russell 1000 Value Index (1)     (26.93)   (36.85)    (0.79)      1.36

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

--------------
4. Sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

5.    Reflects the gross expense ratio as stated in the May 1, 2008, prospectus.

6. The investment adviser has contractually committed through April 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

26 Wells Fargo Advantage Variable Trust Funds

                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

New Star Institutional Managers Limited

PORTFOLIO MANAGERS

Mark Beale
Brian Coffey
Richard Lewis

FUND INCEPTION

July 3, 2000

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF DECEMBER 31, 2008

FUND                         1 YEAR
--------------------------   ------
VT International Core Fund   (43.41)%

BENCHMARK
 MSCI EAFE Index (1)         (43.38)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

NET AND GROSS EXPENSE RATIOS FOR THE VARIABLE TRUST INTERNATIONAL CORE FUND ARE 1.00% AND 1.43%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH APRIL 30, 2009 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENT (2)
(AS OF DECEMBER 31, 2008)

[LINE GRAPH]

          VT INTERNATIONAL CORE FUND   MSCI EAFE INDEX
           -------------------------   ---------------
  7/3/2000           $10,000            $10,000
 7/31/2000           $ 9,670            $ 9,503
 8/31/2000           $ 9,870            $ 9,585
 9/30/2000           $ 9,280            $ 9,119
10/31/2000           $ 9,150            $ 8,903
11/30/2000           $ 8,650            $ 8,569
12/31/2000           $ 8,967            $ 8,874
 1/31/2001           $ 9,187            $ 8,869
 2/28/2001           $ 8,465            $ 8,205
 3/31/2001           $ 7,914            $ 7,658
 4/30/2001           $ 8,315            $ 8,190
 5/31/2001           $ 8,255            $ 7,901
 6/30/2001           $ 8,024            $ 7,578
 7/31/2001           $ 7,813            $ 7,440
 8/31/2001           $ 7,594            $ 7,251
 9/30/2001           $ 6,882            $ 6,517
10/31/2001           $ 7,113            $ 6,684
11/30/2001           $ 7,374            $ 6,930
12/31/2001           $ 7,524            $ 6,971
 1/31/2002           $ 7,193            $ 6,601
 2/28/2002           $ 7,083            $ 6,647
 3/31/2002           $ 7,424            $ 7,007
 4/30/2002           $ 7,424            $ 7,053
 5/31/2002           $ 7,313            $ 7,142
 6/30/2002           $ 6,996            $ 6,858
 7/31/2002           $ 6,282            $ 6,181
 8/31/2002           $ 6,232            $ 6,167
 9/30/2002           $ 5,508            $ 5,505
10/31/2002           $ 5,770            $ 5,801
11/30/2002           $ 6,071            $ 6,064
12/31/2002           $ 5,800            $ 5,860
 1/31/2003           $ 5,538            $ 5,615
 2/28/2003           $ 5,398            $ 5,486
 3/31/2003           $ 5,297            $ 5,379
 4/30/2003           $ 5,770            $ 5,906
 5/31/2003           $ 6,111            $ 6,264
 6/30/2003           $ 6,192            $ 6,415
 7/31/2003           $ 6,273            $ 6,570
 8/31/2003           $ 6,444            $ 6,729
 9/30/2003           $ 6,585            $ 6,936
10/31/2003           $ 6,989            $ 7,369
11/30/2003           $ 7,150            $ 7,533
12/31/2003           $ 7,624            $ 8,121
 1/31/2004           $ 7,634            $ 8,236
 2/29/2004           $ 7,725            $ 8,426
 3/31/2004           $ 7,745            $ 8,473
 4/30/2004           $ 7,483            $ 8,282
 5/31/2004           $ 7,483            $ 8,310
 6/30/2004           $ 7,584            $ 8,492
 7/31/2004           $ 7,318            $ 8,216
 8/31/2004           $ 7,307            $ 8,252
 9/30/2004           $ 7,439            $ 8,468
10/31/2004           $ 7,621            $ 8,757
11/30/2004           $ 8,076            $ 9,355
12/31/2004           $ 8,359            $ 9,765
 1/31/2005           $ 8,217            $ 9,586
 2/28/2005           $ 8,601            $10,000
 3/31/2005           $ 8,359            $ 9,749
 4/30/2005           $ 8,177            $ 9,520
 5/31/2005           $ 8,156            $ 9,525
 6/30/2005           $ 8,278            $ 9,651
 7/31/2005           $ 8,557            $ 9,947
 8/31/2005           $ 8,755            $10,198
 9/30/2005           $ 8,953            $10,652
10/31/2005           $ 8,692            $10,341
11/30/2005           $ 8,765            $10,594
12/31/2005           $ 9,167            $11,087
 1/31/2006           $ 9,749            $11,768
 2/28/2006           $ 9,643            $11,742
 3/31/2006           $ 9,950            $12,129
 4/30/2006           $10,363            $12,708
 5/31/2006           $ 9,876            $12,215
 6/30/2006           $ 9,887            $12,214
 7/31/2006           $ 9,961            $12,335
 8/31/2006           $10,270            $12,674
 9/30/2006           $10,281            $12,694
10/31/2006           $10,624            $13,187
11/30/2006           $10,889            $13,581
12/31/2006           $11,074            $14,008
 1/31/2007           $11,209            $14,102
 2/28/2007           $11,333            $14,216
 3/31/2007           $11,579            $14,579
 4/30/2007           $11,961            $15,226
 5/31/2007           $12,331            $15,493
 6/30/2007           $12,499            $15,512
 7/31/2007           $12,164            $15,284
 8/31/2007           $12,032            $15,045
 9/30/2007           $12,802            $15,850
10/31/2007           $13,332            $16,473
11/30/2007           $12,790            $15,931
12/31/2007           $12,477            $15,572
 1/31/2008           $11,345            $14,134
 2/28/2008           $11,333            $14,336
 3/31/2008           $11,237            $14,185
 4/30/2008           $11,875            $14,955
 5/31/2008           $12,104            $15,101
 6/30/2008           $11,128            $13,866
 7/31/2008           $10,599            $13,421
 8/31/2008           $10,140            $12,877
 9/30/2008           $ 8,746            $11,015
10/31/2008           $ 7,030            $ 8,792
11/30/2008           $ 6,586            $ 8,317
12/31/2008           $ 7,061            $ 8,817

-------------
1. The Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an Index.

2. The chart compares the performance of the WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND for the life of the Fund with the MSCI EAFE Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

3. Portfolio composition is subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio composition.

                                   Wells Fargo Advantage Variable Trust Funds 27

Performance Highlights (Unaudited)

                    WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund slightly underperformed its benchmark during a time of extreme volatility.

- Our underweight in Europe and the United Kingdom was positive for the Fund, but our modest overweight in Hong Kong, Canada, and emerging markets offset this.

- Poor performance in energy and cyclically sensitive holdings eroded the benefit of our underweight in banks.

INVESTORS HAD A DISMAL YEAR IN NEARLY ALL ASSET CLASSES.

The ongoing credit crunch and fears regarding debt deflation resulted in disarray across global equity markets. Authorities around the world have acted in what has so far been an unsuccessful attempt to restore confidence in the global banking system and credit markets, which are at the heart of the crisis. Despite what seemed to have been an appropriate policy response, equity markets fell sharply as the growing body of evidence pointed to a sharp and continued contraction in the global economy. In this environment of declining earnings and rising capital costs for companies, we have positioned the portfolio to focus on large cap companies with relatively secure earnings and low levels of indebtedness.

As the 12-month period progressed, the Fund's underweight in financials, particularly the underweight in banks in the United Kingdom and in Europe, helped performance. The overweight in health care and telecommunications were also positive contributors, but these factors were more than offset by poor performance elsewhere in the Fund's portfolio. The Fund's underweight in utilities, which performed well during the period, detracted from overall performance. We have long been overweight in energy stocks, and while these performed well in the first half of the 12-month period, declines in oil prices during the second half of the year resulted in a negative contribution from this sector.

PORTFOLIO COMPOSITION(3)
(AS OF DECEMBER 31, 2008)

[PIE CHART]

Australia/New Zealand    5%
Cash Equivalent          3%
Continental Europe      49%
Japan                   19%
Southeast Asia           8%
United Kingdom          16%

WE MADE SEVERAL CHANGES TO THE FUND DURING THE REPORTING PERIOD.

We added to telecommunications, health care, consumer staples, and energy. We reduced exposure to materials, industrials, and consumer discretionary. Generally, we shifted the portfolio to a more defensive positioning with a focus on large cap companies that are financially sound and generate good returns on capital. In the telecommunications sector, we added to Telefonica in Spain, Deutsche Telekom in

28 Wells Fargo Advantage Variable Trust Funds

                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (CONTINUED)

Germany, and NTT DOCOMO in Japan. Strong cash flows in these businesses were attractive and allowed healthy dividends to be sustained. In health care, we added Sonic Healthcare in Australia, Takeda in Japan, and Bayer in Germany. New positions in consumer staples included Unilever in the United Kingdom, Nestle in Switzerland, and Heineken in Holland.

We reduced the Fund's overall exposure to materials during the period, with sales of Arcelor in Europe and Rio Tinto in Australia. We were positive on the sector at the start of the 12-month period on the expectation that demand from the emerging economies of the world would offset declines elsewhere, but that view altered as the impact of the credit crunch on trade finance escalated. We reduced exposure to industrials with sales of Siemens in Germany and Rolls Royce in the United Kingdom, as both are very sensitive to the global economy, for which the outlook has significantly deteriorated. Consumer discretionary companies similarly look vulnerable to rising uncertainty over employment and reduced availability of consumer finance. We sold Michelin in France and Daimler in Germany in the automobile industry. We also sold Pinault Printemps, a luxury goods company, in France.

TEN LARGEST EQUITY HOLDINGS (4)
(AS OF DECEMBER 31, 2008)

Roche Holding AG                        3.02%
Telefonica SA                           2.80%
Deutsche Telekom AG                     2.68%
Takeda Pharmaceutical Company Limited   2.39%
GlaxoSmithKline plc                     2.38%
BP plc                                  2.27%
Nokia Oyj                               2.27%
East Japan Railway Company              2.17%
Novartis AG                             2.16%
Bayer AG                                2.14%

WHILE THE OUTLOOK FOR THE GLOBAL ECONOMY LOOKS BLEAK, EQUITY MARKETS HAVE RETREATED TO REFLECT THIS EXPECTATION.

It is impossible to predict the near-term direction for equity markets, but we believe that 2009 will undoubtedly prove to be challenging. Analyst earnings expectations have shifted downward over the course of the past year, but we are confident that further downgrades will follow because the current forecasts reflect neither the normal recessionary profitability nor the likely impact of a severe contraction. On the other hand, relative to government bond markets and cash, equities look enticing, as do corporate bonds. High cash holdings and super-low interest rates are likely to cause shifts toward risk assets of equities and corporate bonds this year. The resulting stronger asset prices will face periodic tests from very poor economic and corporate news, leading to volatile markets. In this environment, we believe that it is prudent to focus the Fund on securities that generate reliable economic profits above their cost of capital. The characteristics of the portfolio include a strong return on equity, good net income margin, low debt levels, and large market capitalization. Undoubtedly, the coming year will be challenging, but we are confident with our positioning.

-------------
4. The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio of the Fund.

                                   Wells Fargo Advantage Variable Trust Funds 29

Performance Highlights (Unaudited)

                    WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF DECEMBER 31, 2008)

                                                                                Expense Ratio
                             6 Months*    1 Year    5 Year    Life of Fund    Gross (5)   Net (6)
                             ---------    ------    ------    ------------    ---------   -------
VT International Core Fund      (36.55)   (43.41)    (1.52)          (4.01)        1.43%     1.00%
MSCI EAFE Index (1)             (36.41)   (43.38)     1.66           (1.49)

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile, and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to small company investment risk. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

-------------
5.    Reflects the gross expense ratio as stated in the May 1, 2008, prospectus.

6. The investment adviser has contractually committed through April 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

30 Wells Fargo Advantage Variable Trust Funds

                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (the Fund) seeks total return comprised of long-term capital appreciation and current income.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Matrix Asset Advisors, Inc.

PORTFOLIO MANAGER

David A. Katz, CFA

FUND INCEPTION

April 12, 1994

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF DECEMBER 31, 2008

FUND                          1 YEAR
--------------------------   --------
VT Large Company Core Fund   (39.48)%

BENCHMARK
 S&P 500 Index (1)           (37.00)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

NET AND GROSS EXPENSE RATIOS FOR THE VARIABLE TRUST LARGE COMPANY CORE FUND ARE 1.00% AND 1.21%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH APRIL 30, 2009 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENT (2)
(AS OF DECEMBER 31, 2008)

[LINE GRAPH]

          VT LARGE COMPANY CORE FUND   S & P 500 INDEX
          --------------------------   ---------------
12/31/1998             10000              $10,000
 1/31/1999             10384              $10,418
 2/28/1999             10035              $10,094
 3/31/1999             10513              $10,498
 4/30/1999             10832              $10,905
 5/31/1999             10498              $10,647
 6/30/1999             11085              $11,238
 7/31/1999             10765              $10,887
 8/31/1999             10780              $10,834
 9/30/1999             10491              $10,537
10/31/1999             11106              $11,203
11/30/1999             11351              $11,431
12/31/1999             12041              $12,104
 1/31/2000             11507              $11,496
 2/29/2000             11352              $11,279
 3/31/2000             12366              $12,381
 4/30/2000             11916              $12,009
 5/31/2000             11597              $11,763
 6/30/2000             12021              $12,053
 7/31/2000             11891              $11,865
 8/31/2000             12637              $12,601
 9/30/2000             11911              $11,936
10/31/2000             11572              $11,886
11/30/2000             10339              $10,949
12/31/2000             10404              $11,003
 1/31/2001             10541              $11,393
 2/28/2001              9536              $10,355
 3/31/2001              8761              $ 9,699
 4/30/2001              9471              $10,453
 5/31/2001              9503              $10,523
 6/30/2001              9165              $10,267
 7/31/2001              8919              $10,166
 8/31/2001              8197              $ 9,530
 9/30/2001              7606              $ 8,760
10/31/2001              7857              $ 8,927
11/30/2001              8376              $ 9,612
12/31/2001              8406              $ 9,696
 1/31/2002              8143              $ 9,555
 2/28/2002              7881              $ 9,371
 3/31/2002              8161              $ 9,723
 4/30/2002              7863              $ 9,134
 5/31/2002              7809              $ 9,067
 6/30/2002              7375              $ 8,421
 7/31/2002              6539              $ 7,765
 8/31/2002              6551              $ 7,816
 9/30/2002              6162              $ 6,967
10/31/2002              6515              $ 7,580
11/30/2002              6586              $ 8,025
12/31/2002              6234              $ 7,554
 1/31/2003              6126              $ 7,357
 2/28/2003              6096              $ 7,246
 3/31/2003              6210              $ 7,316
 4/30/2003              6533              $ 7,919
 5/31/2003              6760              $ 8,335
 6/30/2003              6766              $ 8,442
 7/31/2003              7005              $ 8,591
 8/31/2003              7178              $ 8,758
 9/30/2003              6987              $ 8,665
10/31/2003              7471              $ 9,155
11/30/2003              7501              $ 9,236
12/31/2003              7704              $ 9,720
 1/31/2004              7818              $ 9,898
 2/29/2004              7860              $10,036
 3/31/2004              7842              $ 9,884
 4/30/2004              7716              $ 9,729
 5/31/2004              7866              $ 9,863
 6/30/2004              7925              $10,054
 7/31/2004              7483              $ 9,722
 8/31/2004              7405              $ 9,761
 9/30/2004              7609              $ 9,866
10/31/2004              7752              $10,017
11/30/2004              8117              $10,422
12/31/2004              8350              $10,777
 1/31/2005              8027              $10,514
 2/28/2005              8117              $10,735
 3/31/2005              7943              $10,545
 4/30/2005              7818              $10,345
 5/31/2005              8009              $10,674
 6/30/2005              7848              $10,690
 7/31/2005              8140              $11,087
 8/31/2005              7889              $10,986
 9/30/2005              7836              $11,075
10/31/2005              7758              $10,890
11/30/2005              8105              $11,302
12/31/2005              8163              $11,306
 1/31/2006              8319              $11,605
 2/28/2006              8307              $11,636
 3/31/2006              8295              $11,781
 4/30/2006              8409              $11,939
 5/31/2006              8157              $11,596
 6/30/2006              7982              $11,611
 7/31/2006              7959              $11,683
 8/31/2006              8188              $11,960
 9/30/2006              8620              $12,268
10/31/2006              9053              $12,668
11/30/2006              9185              $12,909
12/31/2006              9439              $13,090
 1/31/2007              9560              $13,287
 2/28/2007              9288              $13,027
 3/31/2007              9457              $13,173
 4/30/2007             10196              $13,756
 5/31/2007             10486              $14,236
 6/30/2007             10413              $14,000
 7/31/2007              9942              $13,566
 8/31/2007             10081              $13,770
 9/30/2007             10208              $14,285
10/31/2007             10244              $14,512
11/30/2007              9742              $13,905
12/31/2007              9657              $13,809
 1/31/2008              9318              $12,981
 2/28/2008              8973              $12,559
 3/31/2008              8931              $12,505
 4/30/2008              9403              $13,114
 5/31/2008              9548              $13,284
 6/30/2008              8719              $12,164
 7/31/2008              8660              $12,062
 8/31/2008              8905              $12,236
 9/30/2008              7883              $11,146
10/31/2008              6359              $ 9,274
11/30/2008              5747              $ 8,609
12/31/2008              5845              $ 8,700

--------------
1. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

2. The chart compares the performance of the WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND for the most recent ten years of the Fund with the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

3. Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

                                   Wells Fargo Advantage Variable Trust Funds 31

Performance Highlights (Unaudited)

                    WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund underperformed its benchmark in what was an across-the-board horrific year for the stock market.

- The Fund outpaced its benchmark for most of the year, but that changed during the dramatic market decline that began in September and continued through the end of the period.

- Holdings in financials and information technology stocks were the biggest detractors from Fund performance.

THE FUND WAS BATTERED BY THE UNIVERSAL NEGATIVE MOVEMENT OF THE STOCK MARKET IN 2008.

Declines were seen across all equity sectors, and some were more negatively impacted than others. For example, the Fund was hurt by its overweight position in information technology stocks, one of the worst-performing areas of the market; in addition, Fund performance suffered from holdings in the financials sector.

Investments made with cash collateral received from securities lending activities, while generally considered a benign means of earning additional income, also detracted from portfolio performance during this period of distress in short term markets, primarily due to the decline in value of a number of the collateral holdings.

SECTOR DISTRIBUTION (3)
(AS OF DECEMBER 31, 2008)

SECTOR DISTRIBUTION (3)
(AS OF DECEMBER 31, 2008)
--------------------------------------------------------------------------------
Consumer Discretionary                                           20%
Consumer Staples                                                 5%
Energy                                                           16%
Financials                                                       12%
Haelth Care                                                      9%
Industrials                                                      10%
Materials                                                        3%
Information Technology                                           25%
--------------------------------------------------------------------------------


On the positive side, while health care stocks were negative for the overall market, the Fund was able to post a small gain in this sector. Similarly, the Fund's consumer staple stocks fared better than the overall market.

THE FUND TOOK PROFITS EARLY IN THE YEAR ON CERTAIN HOLDINGS.

As the market decline intensified during the period, we made changes to the Fund when we wanted to forestall further declines in relatively defensive stocks or when we no longer had confidence in a company's ability to navigate through the economic turmoil. We also took advantage of buying what we believed to be strong companies when prices dipped to what we felt were compelling valuations.

Successful sales for the Fund included Yahoo (which we repurchased at a lower price than what we sold it for), Johnson & Johnson, Teva Pharmaceuticals, Amgen, and Western Union.

In contrast, the Fund took a loss on some of its sales because even though the holdings held up better than their peers, we believed that they were vulnerable

32 Wells Fargo Advantage Variable Trust Funds

                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (CONTINUED)

to further declines. Examples in this category included Discover Financial and 3M. Sales that we made based on loss of confidence included AIG and Office Depot.

We added some new positions early in the period. Examples in consumer stocks included Carnival Cruise Lines, Monster Worldwide, Omnicom Group, and Walgreen Co. In the health care sector, we added Amgen and Bristol Myers. Valero was a new addition in energy, and American Express and Bank of New York Mellon were added to the Fund's holdings in financials.

TEN LARGEST EQUITY HOLDINGS (4)
(AS OF DECEMBER 31, 2008)

Devon Energy Corporation               4.34%
ConocoPhillips                         4.24%
Chevron Corporation                    4.04%
Comcast Corporation                    3.93%
Time Warner Incorporated               3.91%
Microsoft Corporation                  3.86%
Cisco Systems Incorporated             3.83%
Wyeth                                  3.74%
Staples Incorporated                   3.67%
McGraw-Hills Companies Incorporated    3.53%

As the sell-off peaked during the fourth quarter of 2008, we bought Johnson Controls and Rockwell Automation. We also reinitiated our position in Western Union.

DESPITE THE HISTORIC DECLINES WE ENDURED DURING 2008, WE BELIEVE THAT THE STOCK MARKET IS POISED FOR A SIGNIFICANT RECOVERY IN 2009.

We base our outlook on several fundamental market and historical factors, including the valuation of leading companies in the market today, the pattern of recovery of markets after reaching bear market lows, and the traditional role of the stock market as a forward indicator of economic conditions.

In our view, the economy will remain in recession through at least the first half of 2009 and will likely begin to recover during the second half of the year. If this is accurate, it would mean that the recession will have lasted at least a year and a half. Historically, markets begin to rally midway through a recession.

There are ample fundamental reasons why stocks should rally, but the most compelling reason is that valuations are low. Companies are being valued using historically low multiples that are applied to depressed earnings levels. Therefore, we believe that an economic recovery will result in higher multiples on higher earnings, resulting in substantially higher stock prices.

Consequently, we believe that we have positioned the Fund to be a prime beneficiary of this recovery and that with the economically sensitive and growth-oriented holdings, the Fund is likely to see appreciation that is greater than the overall market. In addition, the Fund holds several positions that are realistic acquisition candidates in a world of consolidation and strategic buying by other companies.

                                   Wells Fargo Advantage Variable Trust Funds 33

Performance Highlights (Unaudited)

                    WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF DECEMBER 31, 2008)

                                                                       Expense Ratio
                             6 Months*   1 Year   5 Year   10 Year   Gross (5)  Net (6)
                             ---------   ------   ------   -------   ---------  -------
VT Large Company Core Fund      (32.97)  (39.48)   (5.37)    (5.23)       1.21%    1.00%
S&P 500 Index (1)               (28.48)  (37.00)   (2.19)    (1.38)

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

-------------
4. The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio of the Fund.

5.    Reflects the gross expense ratio as stated in the May 1, 2008, prospectus.

6. The investment adviser has contractually committed through April 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

34 Wells Fargo Advantage Variable Trust Funds

                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Peregrine Capital Management, Inc.

PORTFOLIO MANAGERS

John S. Dale, CFA
Gary E. Nussbaum, CFA

FUND INCEPTION

September 20, 1999

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF DECEMBER 31, 2008

FUND                                   1 YEAR
---------------------------------      --------
VT Large Company Growth Fund           (38.99)%

BENCHMARK
 Russell 1000(R) Growth Index (1)      (38.44)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

NET AND GROSS EXPENSE RATIOS FOR THE VARIABLE TRUST LARGE COMPANY GROWTH FUND ARE 1.00% AND 1.05%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH APRIL 30, 2009 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENT (2)
(AS OF DECEMBER 31, 2008)

[LINE GRAPH]

             VT LARGE COMPANY GROWTH FUND   RUSSELL 1000 GROWTH INDEX
             ----------------------------   -------------------------
 9/20/1999               10000                      $10,000
 9/30/1999                9590                      $ 9,561
10/31/1999               10420                      $10,283
11/30/1999               10830                      $10,838
12/31/1999               12030                      $11,965
 1/31/2000               11800                      $11,404
 2/29/2000               12000                      $11,962
 3/31/2000               13430                      $12,818
 4/30/2000               13020                      $12,208
 5/31/2000               12200                      $11,593
 6/30/2000               13130                      $12,472
 7/31/2000               13230                      $11,952
 8/31/2000               14000                      $13,034
 9/30/2000               13150                      $11,801
10/31/2000               13130                      $11,243
11/30/2000               12080                      $ 9,585
12/31/2000               11960                      $ 9,282
 1/31/2001               12150                      $ 9,923
 2/28/2001               10320                      $ 8,239
 3/31/2001                9260                      $ 7,342
 4/30/2001               10240                      $ 8,271
 5/31/2001               10150                      $ 8,149
 6/30/2001                9880                      $ 7,960
 7/31/2001                9700                      $ 7,761
 8/31/2001                8843                      $ 7,127
 9/30/2001                8003                      $ 6,415
10/31/2001                8373                      $ 6,752
11/30/2001                9353                      $ 7,400
12/31/2001                9463                      $ 7,386
 1/31/2002                9403                      $ 7,256
 2/28/2002                8783                      $ 6,955
 3/31/2002                9193                      $ 7,195
 4/30/2002                8483                      $ 6,608
 5/31/2002                8223                      $ 6,448
 6/30/2002                7673                      $ 5,852
 7/31/2002                6932                      $ 5,530
 8/31/2002                7012                      $ 5,547
 9/30/2002                6242                      $ 4,971
10/31/2002                6962                      $ 5,427
11/30/2002                7422                      $ 5,722
12/31/2002                6812                      $ 5,327
 1/31/2003                6572                      $ 5,197
 2/28/2003                6532                      $ 5,174
 3/31/2003                6622                      $ 5,270
 4/30/2003                7192                      $ 5,659
 5/31/2003                7523                      $ 5,942
 6/30/2003                7613                      $ 6,024
 7/31/2003                7993                      $ 6,174
 8/31/2003                8123                      $ 6,327
 9/30/2003                7923                      $ 6,260
10/31/2003                8383                      $ 6,611
11/30/2003                8353                      $ 6,680
12/31/2003                8603                      $ 6,911
 1/31/2004                8703                      $ 7,052
 2/29/2004                8703                      $ 7,097
 3/31/2004                8583                      $ 6,966
 4/30/2004                8453                      $ 6,885
 5/31/2004                8563                      $ 7,013
 6/30/2004                8563                      $ 7,101
 7/31/2004                8053                      $ 6,699
 8/31/2004                8043                      $ 6,666
 9/30/2004                8133                      $ 6,729
10/31/2004                8283                      $ 6,834
11/30/2004                8633                      $ 7,070
12/31/2004                8883                      $ 7,347
 1/31/2005                8393                      $ 7,102
 2/28/2005                8413                      $ 7,177
 3/31/2005                8193                      $ 7,047
 4/30/2005                8003                      $ 6,912
 5/31/2005                8533                      $ 7,247
 6/30/2005                8553                      $ 7,220
 7/31/2005                9149                      $ 7,573
 8/31/2005                9008                      $ 7,475
 9/30/2005                8998                      $ 7,510
10/31/2005                9099                      $ 7,437
11/30/2005                9590                      $ 7,758
12/31/2005                9389                      $ 7,733
 1/31/2006                9359                      $ 7,869
 2/28/2006                9399                      $ 7,857
 3/31/2006                9520                      $ 7,973
 4/30/2006                9359                      $ 7,962
 5/31/2006                8898                      $ 7,692
 6/30/2006                8738                      $ 7,662
 7/31/2006                8377                      $ 7,516
 8/31/2006                8748                      $ 7,750
 9/30/2006                9129                      $ 7,963
10/31/2006                9540                      $ 8,243
11/30/2006                9640                      $ 8,407
12/31/2006                9610                      $ 8,435
 1/31/2007               10001                      $ 8,652
 2/28/2007                9700                      $ 8,489
 3/31/2007                9580                      $ 8,535
 4/30/2007               10081                      $ 8,937
 5/31/2007               10431                      $ 9,259
 6/30/2007               10251                      $ 9,121
 7/31/2007                9940                      $ 8,979
 8/31/2007               10171                      $ 9,122
 9/30/2007               10732                      $ 9,504
10/31/2007               11123                      $ 9,828
11/30/2007               10572                      $ 9,466
12/31/2007               10341                      $ 9,432
 1/31/2008                9640                      $ 8,696
 2/28/2008                8938                      $ 8,523
 3/31/2008                8918                      $ 8,471
 4/30/2008                9459                      $ 8,916
 5/31/2008                9419                      $ 9,243
 6/30/2008                8738                      $ 8,577
 7/31/2008                8941                      $ 8,414
 8/31/2008                9132                      $ 8,505
 9/30/2008                8278                      $ 7,520
10/31/2008                6842                      $ 6,196
11/30/2008                6169                      $ 5,703
12/31/2008                6309                      $ 5,806

----------------
1. The Russell 1000 Growth Index measures performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

2. The chart compares the performance of the WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND for the life of the Fund with the Russell 1000 Growth Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

3. The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

                                   Wells Fargo Advantage Variable Trust Funds 35

Performance Highlights (Unaudited)

                  WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund slightly underperformed its benchmark during a challenging time in the stock market.

- Our historically overweight financial sector exposure hurt the Fund's relative performance.

- Contributors to the Fund's performance included retail holdings Wal-Mart and Lowe's and biotech holdings Amgen and Genentech.

DURING 2008, THE U.S. EQUITY MARKET MOVED THROUGH THREE DISTINCT PHASES.

The first phase, January-May, was dominated by the continued commodity bubble. Oil prices were on the path to $130 a barrel by May 2008 and peaked at over $145 in July. The commodity and heavy industrial sectors led stock market performance from August 2007 through May 2008. Low-quality stocks outperformed high-quality stocks by a wide margin. During the low-quality, commodity bubble period -- including late 2007 -- the Fund underperformed its benchmark. While the benchmark's exposure to commodities and heavy industrials rose to 30%, we had no exposure to these sectors.

The second phase, June-August, suggested a return to normalcy. Both the energy and housing bubbles were collapsing, and it appeared that individual company fundamentals were once again directing stock market performance. High-quality stocks came roaring back relative to low-quality stocks. The Fund picked up a substantial amount of relative performance during this period.

The third phase, September-December, was characterized by financial market collapse. Sectors most affected by credit and economic cyclicality were significantly impacted. Faster-growth companies suffered from increased uncertainty. Correlations among stocks and sectors spiked as investors simply dumped U.S. equities -- often because they were the most liquid. During this third phase, the Fund declined slightly less than the general market.

TEN LARGEST EQUITY HOLDINGS (3)
(AS OF DECEMBER 31, 2008)

Microsoft Corporation              6.63%
Charles Schwab Corporation         6.32%
Goldman Sachs Group Incorporated   6.06%
Cisco Systems Incorporated         5.71%
Google Incorporated Class A        5.17%
Medtronic Incorporated             4.84%
Genentech Incorporated             4.49%
Target Corporation                 4.21%
Paychex Incorporated               4.18%
Amgen Incorporated                 3.90%

High-quality stocks assumed leadership for the first time in several years. Holdings in retailers Target, Lowe's, and Kohl's contributed to relative performance for the 12-month period. Wal-Mart was a contributor on both a relative and an absolute basis. Consistent with history, the earnings of quality companies typically hold up better than average in an economic decline, and the strong retailers often emerge from a recession in a better competitive position. Stock selection and our sector weighting in health care also boosted relative performance, with both Genentech and Amgen up significantly for the year. Genzyme and Medtronic

36 Wells Fargo Advantage Variable Trust Funds

                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (CONTINUED)

outperformed the market. The portfolio's quality bias aided performance during the June-December timeframe. Although high-quality holdings detracted from relative performance in the first half of the year, high-quality stocks outperformed low-quality during the full 12-month period for the first time in several years.

The Fund's greater-than-market exposure to financial holdings hurt Fund performance. The sector was hit hard, especially in the September-December time frame. Overall, our financials performed slightly worse than the benchmark's financials, and our historically overweight financial sector exposure hurt relative performance. Legg Mason, Goldman Sachs, and AIG were the culprits. Schwab helped relative performance. While the near-term downside impact was great, the portfolio's financial holdings provide strong fundamentals, earnings growth prospects, and attractive valuations.

Our investments made with cash collateral received from securities lending activities, while generally considered a benign means of earning additional income, also detracted from portfolio performance during this period of distress in short-term markets, primarily due to the decline in value of a number of the collateral holdings.

ATTRACTIVE VALUATIONS ALLOWED US TO FURTHER INCREASE THE FUND'S LONG-TERM GROWTH RATE.

Our portfolio turnover was minimal again this year. On a long-term basis, the companies in the portfolio are meeting our growth and quality expectations. Portfolio valuations remain extremely attractive. On the margin, we have been able to add to the portfolio's long-term earnings growth rate without having to pay a significant premium for that growth. We added new positions in Qualcomm, Apple, and FactSet Research during the year and removed Texas Instruments, AIG, and Legg Mason. Qualcomm is the semiconductor technology leader for wireless devices. Apple continues to build a user and developer environment around its fast-growing, innovative product base. FactSet is a niche provider of research and tools to the investment management industry. In all three cases, disruptive markets allowed attractive entry points. Overall, the portfolio changes, including position additions and reductions during the year, added approximately 50 basis points (100 basis points equals 1.00%) of relative performance.

SECTOR DISTRIBUTION(4)
(AS OF DECEMBER 31, 2008)

[PIE CHART]

Consumer Discretionary   11%
Consumer Staples          3%
Financials               19%
Health Care              17%
Information Technology   41%
Industrials               9%

-------------
4. Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

                                   Wells Fargo Advantage Variable Trust Funds 37

Performance Highlights (Unaudited)

                  WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (CONTINUED)

HIGHER-QUALITY COMPANIES SHOULD BENEFIT FROM THE SHIFT IN THE MARKET PARADIGM.

Lower systemic leverage is likely to remain for years. The series of bubbles -- Internet, housing, commodities -- were a result of extraordinarily easy access to capital over a period of several years. For myriad reasons, we believe that this period is likely over for at least a few cycles. This is not a bad result. The lower leverage and global systemic risk may mean lower global economic and corporate earnings growth but potentially higher equity valuations due to normalized equity risk premiums. Higher-quality companies should benefit from this shift. We believe that the better balance sheets, access to capital, and strong cash flow should benefit higher-quality companies in the near term. Lower-quality companies that need easy access to cash to survive will fall by the wayside.

We are mindful of the risks but remain optimistic. The world is currently pessimistic. We believe that there are many early markers, however, that should embolden equity investors. Lower inflation, lower interest rates, a fortified financial system, lower leverage, and the fundamental position of higher-quality companies all suggest future stability.

38 Wells Fargo Advantage Variable Trust Funds

                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF DECEMBER 31, 2008)

                                                                                      Expense Ratio
                                  6 Months*    1 Year    5 Year    Life of Fund    Gross (5)   Net (6)
                                  ---------    ------    ------    ------------    ---------   -------
VT Large Company Growth Fund         (27.80)   (38.99)    (6.01)          (4.84)        1.05%     1.00%
Russell 1000(R) Growth Index (1)     (32.31)   (38.44)    (3.42)          (5.74)

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. . INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED,MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

-------------
5.    Reflects the gross expense ratio as stated in the May 1, 2008, prospectus.

6. The investment adviser has contractually committed through April 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

40 Wells Fargo Advantage Variable Trust Funds

                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT MONEY MARKET FUND

INVESTMENT OBJECTIVE
The WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

May 19, 1994

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF DECEMBER 31, 2008

FUND                   1 YEAR
--------------------   ------
VT Money Market Fund     2.27%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

FUND YIELD SUMMARY
(AS OF DECEMBER 31, 2008)

7-Day Current Yield         0.96%
7-Day Effective Yield       0.97%
30-Day Simple Yield         1.20%
30-Day Effective Yield      1.20%

                                   Wells Fargo Advantage Variable Trust Funds 41

Performance Highlights (Unaudited)

                          WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

-     The Fund had steady performance in a volatile environment.

- The breadth and scope of the liquidity and credit crisis were unprecedented.

- Liquidity in the Fund was increased as general market conditions deteriorated.

THE MOST SIGNIFICANT FACTOR THAT AFFECTED THE FUND IN 2008 WAS THE CONTINUATION OF THE PROLONGED CREDIT CRISIS THAT HAS AFFECTED ALL FIXED-INCOME MARKETS SINCE EARLY 2007.

The fixed-income markets in 2008 went through a self-reinforcing cycle of price deterioration. Risk aversion turned into an abandonment of credit risk, which created more problems that led to increased credit fear in the market. Fear became its own technical force as losses in the markets appeared to inspire further increases in negative sentiment; thus ensued a vicious cycle of price declines. Major episodes of these conditions occurred in March and September.

In March, we witnessed the collapse of Bear Stearns, which was subsequently acquired by JPMorgan. In September, Fannie Mae and Freddie Mac were placed under the conservatorship of the U.S. government, with the U.S. Treasury taking an equity stake in the companies to inject capital and stabilize them. That felt like a watershed event at the time, but as September continued, the credit crisis worsened. Lehman Brothers filed for bankruptcy on September 15, 2008, and severely tested the market's "too-big-to-fail" theory. This event resulted in extraordinary levels of credit distress in the fixed-income markets over the subsequent trading week, as investors became highly skeptical of some financial institutions.

The consequences to the markets prompted the U.S. government to intervene on behalf of more financial institutions. Merrill Lynch fled into the arms of Bank of America, leaving only Morgan Stanley and Goldman Sachs still standing as the remaining major, independent investment banks. Both Morgan Stanley and Goldman Sachs subsequently became bank-holding companies in order to benefit from federal sources of capital. There would be several other government interventions to support financial companies, but none was larger than the direct provision of more than $120 billion in capital support to American International Group (AIG), which was an AAA-rated company when the events began but approached insolvency due to a rapid deterioration in its creditworthiness within days of the Lehman Brothers' bankruptcy.

Later that week, the government announced two programs to support money market securities; the Asset-Backed Commercial Paper Money Market Fund Liquidity Facility (AMLF) and the U.S. Treasury Temporary Guarantee Program for

42 Wells Fargo Advantage Variable Trust Funds

                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (CONTINUED)

Money Market Funds (MMMF) (1). These programs were aimed at restoring liquidity to the money markets, which improved pricing over the subsequent weeks. As the credit crisis continued to unfold, the Fed and the U.S. Treasury, as well as governments around the world, actively intervened to improve liquidity conditions across the full breadth of the credit markets. Central banks used coordinated rate cuts as well as further government guarantee programs to bolster the global credit systems. The Fed and the U.S. Treasury introduced many new programs designed to enhance liquidity for banks, primary dealers, money market funds, and commercial paper issuers. These had the cumulative effect of increasing liquidity in areas of the markets and lowering interest rates.

The three-month London Interbank Offered Rate (LIBOR) hovered between 2.50% and 3.00% from February to mid-September after declining from 4.70% at the end of 2007. As credit concerns began to increase in September, overnight LIBOR suddenly spiked to as high as 6.875% by the end of the month as financial institutions increasingly demonstrated an extraordinary unwillingness to lend. Continued central bank easing efforts in the fourth quarter of 2008 began to take effect, bringing rates back down. By December, the three-month LIBOR was down to 1.42%, and overnight LIBOR fell to below 0.13%.

PORTFOLIO ALLOCATION (2)
(AS OF DECEMBER 31, 2008)

Corporate Bonds and Notes           1%
Variable and Floating Rate Notes   13%
Commercial Paper                   52%
Certificates of Deposit             5%
Municipal Bonds and Notes           2%
Repurchase Agreements              16%
Time Deposit                       11%

As the Fed continued to inject liquidity into the U.S. economy, the federal funds rate began to trade well below its official target rate. Usually the target rate and effective rate trade in tandem, but that changed during the period as extraordinary levels of quantitative easing (federal capital injections) drove the effective rate to less than 0.12% in the days just prior to the Fed's December meeting. In acknowledgment of the massive effects of quantitative easing, which decoupled the target rate from the effective rate, the Fed cut the target rate to a range of 0.00% to 0.25%. This is a record low for the target rate and a signal that the Fed has, for all practical purposes, abandoned the targeting of the federal funds rate altogether.

MATURITY DISTRIBUTION(2)
(AS OF DECEMBER 31, 2008)

[PIE CHART]

2-14 Days     56%
15-29 Days    15%
30-59 Days    15%
60-89 Days    12%
90-179 Days    2%

-------------
1. Certain Details of the Program - The U.S. Treasury Temporary Guarantee Program provides a guarantee to participating money market mutual fund shareholders based on the number of shares invested in the fund at the close of business on September 19, 2008. - Any increase in the number of shares an investor holds after the close of business on September 19, 2008, will not be guaranteed. - If a customer closes his/her account with a fund or broker/dealer, any future investment in the fund will not be guaranteed. - If the number of shares an investor holds fluctuates over the period, the investor will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. - The Program expires on April 30, 2009, unless extended by the U.S. Treasury.

2.    Portfolio allocation and maturity distribution are subject to change.

                                   Wells Fargo Advantage Variable Trust Funds 43

Performance Highlights (Unaudited)

                          WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (CONTINUED)

WE MADE SEVERAL STRATEGIC MOVES TO PROTECT THE FUND'S YIELD AND NET ASSET VALUE IN THIS ENVIRONMENT.

The weighted-average maturity (WAM) of the Fund's assets was held in the mid-30-day range for the first five months of the year. In the face of continued uncertainty, we shortened the WAM to the mid-20-day area for the balance of the year. The percentage of the Fund's assets maturing within 14 days was in the area of 50% for most of the year. As market and credit conditions deteriorated in September, we increased the liquidity in the Fund. Because the Fund's assets grew in the fourth quarter, as markets began to stabilize again, we were able to decrease liquidity and take advantage of attractively priced, longer-dated investments.

As credit spreads widened, floating-rate notes became a less-attractive investment option. Over the year, the percentage of the Fund's assets allocated to this sector decreased, from 28% at the end of 2007 to 18% by the end of 2008.

CONDITIONS IN THE FINANCIAL MARKET HAVE SPILLED OVER TO THE POINT OF AFFECTING ECONOMIC GROWTH.

There are signs of newfound stability in some sectors of the money markets. A combination of government intervention programs and investor extension into longer-dated investments has ameliorated the intensity of the credit crunch from its heights early in the fall of 2008. Nonetheless, because our highest priority is to meet liquidity demand and provide principal protection through a stable net asset value of $1.00, we will continue to pursue our current strategy, which emphasizes a conservative, shorter-weighted average maturity and high credit quality until we are convinced that the market turmoil is firmly behind us.

44 Wells Fargo Advantage Variable Trust Funds

                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF DECEMBER 31, 2008)

                       6 Months*   1 Year   5 Year   10 Year
                       ---------   ------   ------   -------
VT Money Market Fund        0.95     2.27     2.91      3.02

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

46 Wells Fargo Advantage Variable Trust Funds

                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Ann M. Miletti

FUND INCEPTION

May 8, 1992

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF DECEMBER 31, 2008

FUND                              1 YEAR
----------------------------     --------
 VT Opportunity Fund             (40.10)%

BENCHMARK
 Russell Midcap (R) Index (1)    (41.46)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

NET AND GROSS EXPENSE RATIOS FOR THE VARIABLE TRUST OPPORTUNITY FUND ARE 1.07% AND 1.22% RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH APRIL 30, 2009 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENT (2)
(AS OF DECEMBER 31, 2008)

[LINE GRAPH]

             VT OPPORTUNITY FUND   RUSSELL MIDCAP INDEX
             -------------------   --------------------
12/31/1998         10000                10,000
 1/31/1999         10322                 9,983
 2/28/1999         10018                 9,651
 3/31/1999         10459                 9,953
 4/30/1999         11321                10,688
 5/31/1999         11430                10,658
 6/30/1999         11970                11,034
 7/31/1999         12032                10,731
 8/31/1999         11549                10,453
 9/30/1999         11440                10,085
10/31/1999         12105                10,563
11/30/1999         12520                10,867
12/31/1999         13491                11,823
 1/31/2000         13091                11,432
 2/29/2000         13319                12,311
 3/31/2000         14690                13,016
 4/30/2000         14409                12,400
 5/31/2000         14508                12,071
 6/30/2000         14041                12,428
 7/31/2000         13875                12,289
 8/31/2000         14819                13,467
 9/30/2000         14274                13,275
10/31/2000         14363                13,070
11/30/2000         13428                11,893
12/31/2000         14380                12,799
 1/31/2001         15257                13,005
 2/28/2001         14362                12,213
 3/31/2001         13666                11,455
 4/30/2001         14681                12,435
 5/31/2001         14759                12,667
 6/30/2001         14386                12,548
 7/31/2001         14182                12,188
 8/31/2001         13347                11,720
 9/30/2001         11503                10,306
10/31/2001         12188                10,715
11/30/2001         13305                11,612
12/31/2001         13848                12,079
 1/31/2002         13706                12,007
 2/28/2002         13385                11,879
 3/31/2002         14076                12,592
 4/30/2002         13328                12,347
 5/31/2002         13236                12,208
 6/30/2002         11748                11,389
 7/31/2002         10409                10,278
 8/31/2002         10416                10,334
 9/30/2002          9227                 9,381
10/31/2002          9818                 9,855
11/30/2002         10879                10,539
12/31/2002         10134                10,124
 1/31/2003          9827                 9,919
 2/28/2003          9784                 9,788
 3/31/2003          9696                 9,884
 4/30/2003         10580                10,602
 5/31/2003         11639                11,573
 6/30/2003         11771                11,690
 7/31/2003         12151                12,075
 8/31/2003         12728                12,599
 9/30/2003         12480                12,441
10/31/2003         13188                13,391
11/30/2003         13393                13,767
12/31/2003         13885                14,179
 1/31/2004         14469                14,591
 2/29/2004         14718                14,905
 3/31/2004         14638                14,909
 4/30/2004         14433                14,361
 5/31/2004         14769                14,718
 6/30/2004         15106                15,125
 7/31/2004         14608                14,463
 8/31/2004         14374                14,526
 9/30/2004         14930                14,998
10/31/2004         15171                15,411
11/30/2004         15932                16,350
12/31/2004         16414                17,046
 1/31/2005         15939                16,624
 2/28/2005         16100                17,138
 3/31/2005         15917                17,003
 4/30/2005         15383                16,460
 5/31/2005         16188                17,249
 6/30/2005         16517                17,713
 7/31/2005         17511                18,646
 8/31/2005         17314                18,516
 9/30/2005         17321                18,762
10/31/2005         16868                18,199
11/30/2005         17555                19,007
12/31/2005         17708                19,203
 1/31/2006         18527                20,190
 2/28/2006         18242                20,166
 3/31/2006         18535                20,666
 4/30/2006         19032                20,811
 5/31/2006         18308                20,109
 6/30/2006         17986                20,133
 7/31/2006         17605                19,693
 8/31/2006         18160                20,193
 9/30/2006         18747                20,558
10/31/2006         19202                21,368
11/30/2006         19831                22,138
12/31/2006         19872                22,135
 1/31/2007         20319                22,883
 2/28/2007         20203                22,920
 3/31/2007         20600                23,104
 4/30/2007         21262                23,984
 5/31/2007         22156                24,889
 6/30/2007         21974                24,327
 7/31/2007         21258                23,422
 8/31/2007         21238                23,462
 9/30/2007         21998                24,233
10/31/2007         22258                24,624
11/30/2007         21325                23,449
12/31/2007         21190                23,374
 1/31/2008         20007                21,851
 2/29/2008         19940                21,352
 3/31/2008         19488                21,042
 4/30/2008         20844                22,464
 5/31/2008         21796                23,482
 6/30/2008         19998                21,605
 7/31/2008         19640                21,056
 8/31/2008         20290                21,445
 9/30/2008         17916                18,815
10/31/2008         13831                14,610
11/30/2008         12394                13,123
12/31/2008         12694                13,683

-------------
1. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. You cannot invest directly in an Index.

2. The chart compares the performance of the WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND for the most recent ten years of the Fund with the Russell Midcap Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

3. The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

                                   Wells Fargo Advantage Variable Trust Funds 47

Performance Highlights (Unaudited)

                           WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund outperformed its benchmark during a challenging 12-month period for the stock market.

- Top contributors to relative performance for the Fund came from holdings in the industrials sector.

- Concerns about slowing growth of global demand, especially from emerging market economies, weighed on the price of energy commodities and, consequently, our holdings in this sector.

FALLING PRICES OF ENERGY COMMODITIES NEGATIVELY AFFECTED OUR HOLDINGS IN ENERGY, WHILE IN FINANCIALS, HOLDINGS IN INSURANCE AND CAPITAL MARKETS HELPED THE FUND'S RELATIVE PERFORMANCE.

The Fund's holdings in the industrials sector were the top contributors to relative performance during the year, as our holdings held up better than the broader sector. Specifically, within industrials, our security selection in the machinery industry and our road and rail holdings significantly outperformed. The financials sector was another positive contributor to relative performance because our insurance and capital market holdings proved to be less volatile than the overall sector and the entire benchmark. Security selection in the consumer discretionary sector also contributed positively to relative performance, which benefited from strong relative performance in the media industry.

After contributing smartly to performance for the past few years, the energy sector detracted from relative performance. Concerns about slowing growth of global demand, especially from emerging market economies, weighed on the price of energy commodities and, consequently, our holdings in this sector. Information technology, which contributed positively to relative performance last year, was another detractor from performance due primarily to company-specific issues in software and storage.

TEN LARGEST EQUITY HOLDINGS (3)
(AS OF DECEMBER 31, 2008)

Praxair Incorporated                              2.37%
RenaissanceRe Holdings Limited                    2.31%
Comcast Corporation Class A                       2.20%
ACE Limited                                       2.19%
Pall Corporation                                  2.07%
ResMed Incorporated                               2.03%
Republic Services Incorporated                    2.01%
XTO Energy Incorporated                           1.96%
Illinois Tool Works Incorporated                  1.95%
Invesco Limited                                   1.94%

Investments made with cash collateral received from securities lending activities, while generally considered a benign means of earning additional income, also detracted from portfolio performance during this period of distress in short term markets, primarily due to the decline in value of a number of the collateral holdings.

48 Wells Fargo Advantage Variable Trust Funds

                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (CONTINUED)

OUR METHODOLOGY INCLUDES BUYING STOCKS THAT ARE SELLING AT A DISCOUNT TO THEIR INTRINSIC PRIVATE MARKET VALUE AND SELLING STOCKS THAT APPROACH THEIR PRIVATE MARKET VALUE.

We target companies that we believe are underpriced but have attractive growth prospects based on an analysis of "Private Market Value" -- the price an investor would be willing to pay for the entire company. This discipline allows us to be patient with stocks that are out of favor with the market. During the past year, all stocks seemed to be out of favor with the market as the unprecedented volatility in the market increased investor focus on the short term rather than the long term. Although this dynamic is challenging, we view it favorably, as the indiscriminate sell-off has punished many companies that we perceive to be higher-quality businesses with strong management teams.

Consequently, we added positions in several sectors and industries. These additions have generally been complemented by sales of companies that we had identified as having inappropriate valuations, lower-quality business models, or deteriorating fundamentals. While comprising relatively small changes overall, the two sectors that had the largest increases as a percentage of the Fund's exposure were financials and information technology. The sector with the largest decrease was energy. Most sector weightings were fairly consistent throughout the year. The Fund was overweight information technology, health care, and consumer discretionary while being underweight in financials, utilities, and industrials.

SECTOR DISTRIBUTION(4)
(AS OF DECEMBER 31, 2008)

[PIE CHART]

Consumer Discretionary   21%
Consumer Staples          5%
Energy                    8%
Financials               16%
Health Care              12%
Industrials              13%
Information Technology   20%
Materials                 5%

THE MARKET EXPERIENCED UNPRECEDENTED LEVELS OF VOLATILITY DURING THE PERIOD.

Credit markets froze, businesses failed, and governments were forced to intervene. The magnitude and duration of these events are still unknown. We view this turmoil as a tremendous opportunity to either add to current holdings at more favorable prices and valuations or to upgrade our holdings with high-quality companies that are trading at what we believe are attractive discounts. Through it all, we are guided by our bottom-up process of identifying companies that have solid business models, strong management teams, and that trade at attractive discounts.

-------------
4. Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

                                   Wells Fargo Advantage Variable Trust Funds 49

Performance Highlights (Unaudited)

                           WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF DECEMBER 31, 2008)

                                                                                 Expense Ratio
                                                                               ------------------
                                     6 Months*    1 Year    5 Year   10 Year   Gross (5)  Net (6)
                                     ---------   --------   ------   -------   ---------  -------
VT Opportunity Fund (SM)               (36.52)    (40.10)    (1.78)    2.41        1.22%     1.07%
Russell Midcap Index (1)               (36.67)    (41.46)    (0.71)    3.18

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

-------------
5.    Reflects the gross expense ratio as stated in the May 1, 2008, prospectus.

6. The investment adviser has contractually committed through April 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

50 Wells Fargo Advantage Variable Trust Funds

                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND

THE FUND IS CLOSED TO NEW INVESTORS.

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Jerome "Cam" Philpott, CFA
Stuart Roberts

FUND INCEPTION

May 1, 1995

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF DECEMBER 31, 2008

Fund                                             1 Year
----                                            --------
   VT Small Cap Growth Fund                     (41.42)%
BENCHMARK
   Russell 2000 (R) Growth Index (1)            (38.54)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

NET AND GROSS EXPENSE RATIOS FOR THE VARIABLE TRUST SMALL CAP GROWTH FUND ARE 1.20% AND 1.26%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH APRIL 30, 2009 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENT (2)
(AS OF DECEMBER 31, 2008)

[LINE GRAPH]

                VT SMALL CAP GROWTH FUND      RUSSELL 2000 GROWTH INDEX
                ------------------------      -------------------------
12/31/1998                10000                        10,000
 1/31/1999                 9688                        10,450
 2/28/1999                 8778                         9,494
 3/31/1999                 8585                         9,832
 4/30/1999                 9072                        10,700
 5/31/1999                 9053                        10,717
 6/30/1999                 9522                        11,282
 7/31/1999                 9513                        10,933
 8/31/1999                 9577                        10,524
 9/30/1999                 9945                        10,727
10/31/1999                11406                        11,002
11/30/1999                13318                        12,165
12/31/1999                16627                        14,309
 1/31/2000                16994                        14,176
 2/29/2000                21176                        17,474
 3/31/2000                18447                        15,638
 4/30/2000                16195                        14,059
 5/31/2000                14476                        12,828
 6/30/2000                17978                        14,485
 7/31/2000                16903                        13,243
 8/31/2000                19123                        14,636
 9/30/2000                18698                        13,909
10/31/2000                16102                        12,780
11/30/2000                12034                        10,460
12/31/2000                12872                        11,100
 1/31/2001                13021                        11,998
 2/28/2001                10343                        10,354
 3/31/2001                 8842                         9,412
 4/30/2001                10293                        10,565
 5/31/2001                10305                        10,809
 6/30/2001                10553                        11,104
 7/31/2001                 9896                        10,157
 8/31/2001                 9115                         9,522
 9/30/2001                 7528                         7,986
10/31/2001                 8408                         8,754
11/30/2001                 9053                         9,485
12/31/2001                 9735                        10,075
 1/31/2002                 9251                         9,717
 2/28/2002                 8433                         9,088
 3/31/2002                 9152                         9,878
 4/30/2002                 8730                         9,664
 5/31/2002                 8210                         9,099
 6/30/2002                 7503                         8,328
 7/31/2002                 6089                         7,048
 8/31/2002                 6064                         7,044
 9/30/2002                 5568                         6,536
10/31/2002                 6002                         6,866
11/30/2002                 6449                         7,547
12/31/2002                 6015                         7,026
 1/31/2003                 5767                         6,836
 2/28/2003                 5655                         6,653
 3/31/2003                 5680                         6,754
 4/30/2003                 6263                         7,393
 5/31/2003                 6783                         8,226
 6/30/2003                 7031                         8,385
 7/31/2003                 7366                         9,019
 8/31/2003                 7714                         9,503
 9/30/2003                 7478                         9,263
10/31/2003                 8222                        10,063
11/30/2003                 8482                        10,391
12/31/2003                 8557                        10,437
 1/31/2004                 9040                        10,986
 2/29/2004                 9053                        10,969
 3/31/2004                 9301                        11,020
 4/30/2004                 8867                        10,467
 5/31/2004                 9202                        10,675
 6/30/2004                 9338                        11,030
 7/31/2004                 8284                        10,040
 8/31/2004                 7937                         9,824
 9/30/2004                 8458                        10,367
10/31/2004                 8718                        10,619
11/30/2004                 9127                        11,517
12/31/2004                 9735                        11,931
 1/31/2005                 9313                        11,393
 2/28/2005                 9177                        11,549
 3/31/2005                 8991                        11,116
 4/30/2005                 8482                        10,409
 5/31/2005                 9028                        11,143
 6/30/2005                 9425                        11,503
 7/31/2005                10070                        12,307
 8/31/2005                 9983                        12,134
 9/30/2005                10107                        12,230
10/31/2005                 9834                        11,778
11/30/2005                10491                        12,445
12/31/2005                10343                        12,426
 1/31/2006                11124                        13,625
 2/28/2006                11434                        13,552
 3/31/2006                12104                        14,211
 4/30/2006                12401                        14,170
 5/31/2006                11719                        13,172
 6/30/2006                11583                        13,180
 7/31/2006                10937                        12,496
 8/31/2006                11345                        12,862
 9/30/2006                11396                        12,949
10/31/2006                12173                        13,788
11/30/2006                12581                        14,118
12/31/2006                12696                        14,084
 1/31/2007                13002                        14,346
 2/28/2007                13155                        14,301
 3/31/2007                13308                        14,433
 4/30/2007                13499                        14,811
 5/31/2007                14429                        15,488
 6/30/2007                14710                        15,400
 7/31/2007                14091                        14,600
 8/31/2007                14390                        14,968
 9/30/2007                14912                        15,402
10/31/2007                15642                        16,096
11/30/2007                14375                        14,984
12/31/2007                14449                        15,078
 1/31/2008                13122                        13,695
 2/29/2008                12451                        13,221
 3/31/2008                12451                        13,144
 4/30/2008                12943                        13,819
 5/31/2008                13674                        14,602
 6/30/2008                12272                        13,732
 7/31/2008                12249                        14,051
 8/31/2008                12981                        14,400
 9/30/2008                11903                        12,773
10/31/2008                 8607                        10,000
11/30/2008                 7894                         8,790
12/31/2008                 8464                         9,267

--------------
1. The Russell 2000 Growth Index measures the performance shown of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

2. The chart compares the performance of the WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND for the most recent ten years with the Russell 2000 Growth Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

                                   Wells Fargo Advantage Variable Trust Funds 51

Performance Highlights (Unaudited)

                      WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund underperformed its benchmark in a difficult macroeconomic environment.

- Sector weightings contributed to relative performance; stock selection detracted.

- Health care stocks were the main detriment to the portfolio, but holdings in consumer discretionary and financials also detracted from Fund performance.

- Portfolio holdings in industrials and energy significantly outperformed those in the index.

THE FUND SUFFERED MOST FROM ITS HOLDINGS IN HEALTH CARE, CONSUMER DISCRETIONARY, AND FINANCIALS.

Health care was the sector that negatively impacted relative portfolio performance the most; both our underweight positioning and stock selection hurt results. The leading detractor, Sirona Dental Systems, actually posted strong results, but investors remained concerned about the company's prospects because of cyclical fears and credit worries. Sirona, like others in the portfolio, is trading at a historically low valuation despite posting solid results throughout the 12-month period. The broader industry data on dental trends does not support investor fears of negative growth. We maintain our position in the company because execution remains on track. Similarly, InVentiv Health, a provider of various outsourced services to drug makers, stumbled in the market as analysts downgraded it, saying that budget cuts among the company's client base would hurt its revenue.

Consumer discretionary stocks were broadly negative for the year on investor concerns regarding consumer spending. Stock selection within the sector led to our relative underperformance in the group for the year. Shutterfly, the leading Internet-based social expression and personal publishing service, was the worst performer. After the company announced a 10% surge in overall third-quarter revenue growth, it lowered its revenue expectation for the holiday season to well below analyst estimates. This lower guidance in an already jittery market caused further stock price deterioration. Great Wolf Resorts, another significant detractor in the sector, was down in the year due to falling tourism and mortgage loan concerns.

TEN LARGEST EQUITY HOLDINGS (3)
(AS OF DECEMBER 31, 2008)

SkillSoft plc ADR                                 3.90%
VistaPrint Limited                                3.81%
Sykes Enterprises Incorporated                    3.29%
Resources Connection Incorporated                 3.22%
Solera Holdings Incorporated                      3.20%
GSI Commerce Incorporated                         2.86%
PMC-Sierra Incorporated                           2.33%
WMS Industries Incorporated                       2.18%
Omniture Incorporated                             2.07%
Tower Group Incorporated                          1.97%

-------------
3. The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the fund.

52 Wells Fargo Advantage Variable Trust Funds

                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (CONTINUED)

The financial sector also performed poorly for the portfolio. In particular, FCStone Group, an integrated commodity risk management company, disclosed a large charge because of counterparty trading issues. We sold this position entirely because of this breakdown in risk control. Although we were underweight the group, our stock selection hurt results.

Investments made with cash collateral received from securities lending activities, while generally considered a benign means of earning additional income, also detracted from portfolio performance during this period of distress in short term markets, primarily due to the decline in value of a number of the collateral holdings.

The three top-performing sectors for the Fund were industrials, energy, and telecommunication services. Industrials were the best-performing group for the Fund during the period. In October, this sector took one of the hardest hits when the recession put the breaks on manufacturing. However, the prospect of infrastructure-aimed stimulus packages boosted this sector later in the fourth quarter of 2008, and our overweight position benefited the portfolio. Two holdings were particularly successful during this difficult year. One, Sykes Enterprises, benefited from cost-slashing businesses looking to outsource their call centers, while the other, Watson Wyatt Worldwide, a consulting firm focused on human capital and financial management, profited from a growing number of budget-conscious businesses.

The energy sector was also a positive contributor to Fund performance, due to our underweight position and, more significantly, good stock selection. Oil was down more than $100 per barrel in the second half of the period, which depressed the sector considerably, so owning less in energy benefited performance. Among the energy holdings that we did have, Petrohawk Energy, an independent oil and natural gas company, had a great year. The expectation of the company's performance escalated as its new operations in the Haynesville Shale were deemed more valuable than previously expected.

SECTOR DISTRIBUTION(4)
(AS OF DECEMBER 31, 2008)

[PIE CHART]

Consumer Discretionary       13%
Telecommunication Services    2%
Energy                        3%
Financials                    7%
Health Care                  16%
Industrials                  21%
Information Technology       38%

Telecommunication services also relatively outperformed, mainly on the performance of two holdings. Centennial Communications, a regional wireless service provider, was one of our top relative contributors for the year. After Centennial reported strong quarterly results in the fourth quarter, AT&T acquired the company at more than double the closing price of the stock, and we subsequently sold our entire position. Cbeyond, a leading IP-based managed service provider to small businesses, was another leading contributor, and it continues to show growth in the current environment.

--------------
4. Sector distribution and are subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

                                   Wells Fargo Advantage Variable Trust Funds 53

Performance Highlights (Unaudited)

                      WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (CONTINUED)

OUR MOST SIGNIFICANT SHIFTS DURING THE PERIOD WERE ADDING TO INFORMATION TECHNOLOGY, CONSUMER DISCRETIONARY, AND ENERGY, WHILE WE SHIFTED AWAY FROM THE HEALTH CARE, INDUSTRIAL, AND TELECOMMUNICATION SERVICES SECTORS.

The Fund's movement out of these sectors was mainly the result of taking profits from specific stocks as these holdings reached or exceeded our price targets.

We found attractive buying opportunities in information technology and increased the Fund's exposure in this area. In energy, we continued to maintain an underweight position, even though we increased the Fund's exposure early in the period when oil prices were rising and we found buying opportunities within the sector. We also decreased the Fund's exposure to telecommunication services stocks and health care because we found better buying opportunities elsewhere.

MORE TOUGH MARKETS LOOM AHEAD, BUT WE WILL STRIVE TO POSITION THE FUND TO TAKE ADVANTAGE OF MARKET APPRECIATION WHEN INVESTOR CONFIDENCE RETURNS.

We agree with the consensus-held notion that the worst of the macroeconomic data is not behind us and that we will likely continue to see weak data into 2009. With this in mind, the investment community must consider how much of the bad news has already been priced into the equity market. The bearish contingent argues that the macroeconomic data will be significantly worse, especially on the payroll and housing fronts. The bullish camp believes that while near-term economic data will be weak, monetary and fiscal stimulus initiatives will take hold, and macroeconomic improvement will be clearly visible by the second half of 2009. In December 2008, the bullish camp pointed to the rebounding market as an indication that investors were already willing to look through poor data toward a better economic environment. Also, conditions in the credit markets showed gradual improvement in December. Many market pundits have said that, because seizures in the credit markets initiated the cataclysmic decline of the equity markets, those markets must improve first for equities to mount a sustained recovery.

Given the valuations that we see in our portfolio holdings, we argue that much of the bad news is reflected in current equity prices. We also understand that much of the investment discussion now taking place among market participants seems to center on what could go wrong from here, rather than what could go right. We cautiously compare this period of time to instances in the past, when investors remained too negative and focused on short-term challenges, causing them to overlook improving conditions and longer-term recovery. The current macroeconomic environment clearly remains challenging, but we continue to focus on our fundamentals and believe that current equity prices will ultimately prove to be compelling investments.

54 Wells Fargo Advantage Variable Trust Funds

                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF DECEMBER 31, 2008)

                                                                                 Expense Ratio
                                                                               ------------------
                                     6 Months*    1 Year    5 Year   10 Year   Gross (5)  Net (6)
                                     ---------   --------   ------   -------   ---------  -------
VT Small Cap Growth Fund              (31.03)    (41.42)    (0.22)   (1.65)       1.26%     1.20%
Russell 2000 Growth Index (1)         (32.51)    (38.54)    (2.35)   (0.76)

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

-------------
5.    Reflects the gross expense ratio as stated in the May 1, 2008, prospectus.

6. The investment adviser has contractually committed through April 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

56 Wells Fargo Advantage Variable Trust Funds

                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Erik C. Astheimer
I. Charles Rinaldi
Michael Schneider, CFA

FUND INCEPTION

October 10, 1997

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF DECEMBER 31, 2008

Fund                                            1 Year
-----------------------------------            --------
VT Small/Mid Cap Value Fund                    (44.55)%
BENCHMARK
   Russell 2500 (TM) Value Index (1)           (31.99)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

NET AND GROSS EXPENSE RATIOS FOR THE VARIABLE TRUST SMALL/MID CAP VALUE FUND ARE 1.14% AND 1.45%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH APRIL 30, 2009 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENT (2)
(AS OF DECEMBER 31, 2008)

[LINE GRAPH]

                                                                RUSSELL 2500 VALUE
                           VT SMALL/MID CAP VALUE FUND                INDEX
                           ---------------------------          ------------------
12/31/1998                           10000                           $10,000
 1/31/1999                            9950                           $ 9,712
 2/28/1999                            9673                           $ 9,214
 3/31/1999                           10041                           $ 9,200
 4/30/1999                           10992                           $10,108
 5/31/1999                           10869                           $10,314
 6/30/1999                           10869                           $10,674
 7/31/1999                           10328                           $10,470
 8/31/1999                            9857                           $10,068
 9/30/1999                            9080                           $ 9,751
10/31/1999                            9479                           $ 9,761
11/30/1999                            9642                           $ 9,814
12/31/1999                            9713                           $10,149
 1/31/2000                            9309                           $ 9,727
 2/29/2000                            8765                           $ 9,895
 3/31/2000                            9958                           $10,623
 4/30/2000                           10256                           $10,619
 5/31/2000                           10299                           $10,600
 6/30/2000                            9713                           $10,560
 7/31/2000                            9873                           $10,789
 8/31/2000                           10438                           $11,354
 9/30/2000                           10565                           $11,287
10/31/2000                           10736                           $11,280
11/30/2000                            9990                           $11,137
12/31/2000                           10473                           $12,259
 1/31/2001                           11126                           $12,430
 2/28/2001                           10826                           $12,326
 3/31/2001                           10495                           $12,017
 4/30/2001                           11265                           $12,701
 5/31/2001                           11457                           $13,091
 6/30/2001                           11019                           $13,217
 7/31/2001                           11201                           $13,129
 8/31/2001                           10730                           $13,016
 9/30/2001                            9500                           $11,571
10/31/2001                            9724                           $11,819
11/30/2001                           10291                           $12,729
12/31/2001                           10905                           $13,453
 1/31/2002                           10541                           $13,577
 2/28/2002                           10648                           $13,746
 3/31/2002                           11472                           $14,598
 4/30/2002                           11365                           $14,847
 5/31/2002                           11141                           $14,603
 6/30/2002                           10306                           $14,088
 7/31/2002                            8465                           $12,457
 8/31/2002                            8786                           $12,524
 9/30/2002                            7791                           $11,499
10/31/2002                            7930                           $11,664
11/30/2002                            8487                           $12,515
12/31/2002                            8380                           $12,125
 1/31/2003                            8081                           $11,759
 2/28/2003                            7931                           $11,470
 3/31/2003                            7759                           $11,547
 4/30/2003                            8253                           $12,593
 5/31/2003                            9368                           $13,757
 6/30/2003                            9380                           $14,004
 7/31/2003                            9736                           $14,612
 8/31/2003                           10207                           $15,200
 9/30/2003                           10035                           $15,093
10/31/2003                           10368                           $16,245
11/30/2003                           10748                           $16,908
12/31/2003                           11597                           $17,572
 1/31/2004                           11862                           $18,141
 2/29/2004                           12161                           $18,510
 3/31/2004                           12115                           $18,658
 4/30/2004                           11252                           $17,681
 5/31/2004                           11332                           $18,036
 6/30/2004                           11896                           $18,753
 7/31/2004                           11401                           $17,998
 8/31/2004                           11194                           $18,224
 9/30/2004                           11942                           $18,799
10/31/2004                           11747                           $19,139
11/30/2004                           13173                           $20,705
12/31/2004                           13541                           $21,364
 1/31/2005                           13231                           $20,676
 2/28/2005                           14071                           $21,193
 3/31/2005                           13316                           $20,910
 4/30/2005                           12438                           $20,128
 5/31/2005                           12935                           $21,245
 6/30/2005                           13824                           $22,024
 7/31/2005                           14794                           $23,203
 8/31/2005                           15221                           $22,781
 9/30/2005                           15822                           $22,806
10/31/2005                           15037                           $22,134
11/30/2005                           15545                           $23,041
12/31/2005                           15776                           $23,017
 1/31/2006                           17335                           $24,532
 2/28/2006                           16734                           $24,564
 3/31/2006                           17554                           $25,426
 4/30/2006                           18005                           $25,526
 5/31/2006                           17173                           $24,643
 6/30/2006                           17046                           $24,782
 7/31/2006                           16619                           $24,437
 8/31/2006                           17018                           $25,087
 9/30/2006                           16770                           $25,343
10/31/2006                           17472                           $26,532
11/30/2006                           17953                           $27,362
12/31/2006                           18187                           $27,663
 1/31/2007                           18614                           $28,280
 2/28/2007                           18517                           $28,215
 3/31/2007                           18517                           $28,516
 4/30/2007                           19082                           $29,113
 5/31/2007                           19659                           $30,149
 6/30/2007                           19563                           $29,347
 7/31/2007                           18587                           $27,150
 8/31/2007                           18015                           $27,288
 9/30/2007                           19291                           $27,573
10/31/2007                           19962                           $27,764
11/30/2007                           17802                           $25,985
12/31/2007                           18129                           $25,652
 1/31/2008                           17458                           $24,738
 2/29/2008                           17622                           $23,842
 3/31/2008                           16804                           $23,800
 4/30/2008                           17753                           $24,899
 5/31/2008                           18718                           $25,926
 6/30/2008                           17982                           $23,505
 7/31/2008                           16897                           $23,920
 8/31/2008                           17100                           $24,886
 9/30/2008                           14622                           $23,219
10/31/2008                           10703                           $18,424
11/30/2008                            9708                           $16,497
12/31/2008                           10053                           $17,446

-------------
1. The Russell 2500 Value Index measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

2. The chart compares the performance of the WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND for the most recent ten years of the Fund with the Russell 2500 Value Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

3. The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

                                   Wells Fargo Advantage Variable Trust Funds 57

Performance Highlights (Unaudited)

                   WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund underperformed its benchmark during a period that left all equity indices deep in the red.

- The Fund's weak relative performance for the 12-month period was primarily attributable to weakness in the energy sector, an area of overweight in the portfolio for years.

- We continued to maintain investments in precious metals, specifically in shares of gold mining companies. These shares generally outperformed during the tough market environment in 2008, but they too were not immune to the market decline.

THE EQUITY MARKET SAW SHARP DECLINES THAT BEGAN IN THE FIRST HALF OF THE YEAR AND ACCELERATED INTO THE SECOND HALF.

Even with a modest rally in the closing month of the 12-month period, all equity indices ended 2008 in deep negative territory. The losses in many cases were staggering as evidenced by the biggest calendar year loss in 77 years for the S&P 500. The Fund's weak relative performance for the period was primarily attributable to weakness in the energy sector, an area of overweight in the portfolio for years. The fact that energy stocks outperformed by a wide margin in the first half of the period made the group vulnerable to selling because investors sold what they could into a weak market during the second half. Forced liquidation by hedge funds and institutional investors further exacerbated the downward pressure.

Despite the poor performance of energy stocks, we believe that secular dynamics for energy companies are positive and that the industry will generate above-average growth over the coming decade. While the short-term industry fundamentals are clearly diminished due to slowing worldwide economic activity, valuations for energy companies are as cheap as we have seen them in many years. Moreover, project delays will lead to further supply constraints in years ahead. We will likely maintain investments in energy despite the current headwind.

While we had good stock selection in financials during the period, the underweight to the sector hurt Fund performance as small-cap financials outperformed on a relative basis. Banks specifically declined only 15% in the Russell 2500 Value Index, making them one of the best-performing

TEN LARGEST EQUITY HOLDINGS (3)
(AS OF DECEMBER 31, 2008)

Randgold Resources Limited ADR                    6.74%
Annaly Capital Management Incorporated            5.74%
Goldcorp Incorporated                             4.42%
Hill International Incorporated                   4.01%
Geo Group Incorporated                            2.59%
3Com Corporation                                  2.49%
Capstead Mortgage Corporation                     2.33%
Newmont Mining Corporation                        2.21%
Intermec Incorporated                             2.16%
InterOil Corporation                              1.98%

58 Wells Fargo Advantage Variable Trust Funds

                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND (CONTINUED)

groups despite the sector being at the eye of the credit storm. There is a perception that smaller banks are less prone to mortgage-related losses. While that may be true to a degree, we noted that credit quality continued to deteriorate and also affected land development loans, commercial real estate loans, and C&I loans (commercial & industrial). Moreover, these loans were not marked to market so we believe that additional write-offs are likely to be forthcoming. With the economy in a recession, many of these entities are not particularly well equipped to deal with a prolonged slowdown due to low loan loss reserves.

Fund holdings in the financials sector were mainly high-quality mortgage REITs whose business is investing in mortgage-backed securities fully guaranteed by the U.S. government. Mortgage REITs are different from the equity REITs that make up the majority of the holdings in the Fund's benchmark. Because the mortgage REITs we favor only buy government-backed mortgages, they avoid credit risk. Moreover, with borrowing costs trending lower and the return on investments steady, the spread between short-term borrowing costs and long-term yields is widening, resulting in higher profits and rising dividends. The mortgage REITs owned in the Fund have current payouts that average in the mid teens. The balance of the Fund's financial exposure is in insurance companies that generally held up relatively well. Overall, the portfolio's financial holdings outperformed for the calendar year, but the underweight made it difficult to offset the weakness in other areas. The benchmark is heavily concentrated in financials, with a 35% allo- cation as of December 31, 2008. We do not believe that a 35% exposure to financials is prudent given the weakening fundamentals, tepid future growth, and relative valuation.

We maintained the Fund's investments in precious metals, specifically shares of gold mining companies. These shares generally outperformed during the tough market environment in 2008, but they were not immune to the market decline. With central banks around the world printing money to inject into the banking system, we believe that gold will likely outperform as the value of paper currencies fall. Given the state of global affairs and monetary policies, we think that gold adds a prudent element to portfolio diversification.

SECTOR DISTRIBUTION(4)
(AS OF DECEMBER 31, 2008)

[PIE CHART]

Consumer Discretionary        8
Consumer Staples              1
Energy                       19
Financials                   17
Health Care                   7
Industrials                  13
Information Technology       17
Materials                    17
Telecommunication Services    1

-----------
4. Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

                                   Wells Fargo Advantage Variable Trust Funds 59

Performance Highlights (Unaudited)

                   WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND (CONTINUED)

INDIVIDUAL COMPANY FUNDAMENTALS CONTINUE TO BE OUR MOST IMPORTANT METRIC WHEN SELECTING A STOCK.

The Fund continues to be overweight in energy and materials and underweight in financial services. In select instances, we added to a few of our core energy holdings. We selectively added to technology, but the investments were highly company specific. We reduced consumer discretionary holdings in the portfolio given the difficult macroeconomic conditions. It is important to point out that decisions are derived from the team's bottom-up investment process. Individual company fundamentals will continue to be our most important metric when it comes to stock selection.

THE FUND CONTINUES TO FAVOR COMPANIES THAT ARE SELLING AT REASONABLE VALUATIONS WHILE EXHIBITING ABOVE MARKET GROWTH PROFILES.

We remain cautious on the overall economy. It will take some time to wring out the excesses in both the financial and economic systems that have built up over many years. Economic conditions are likely to remain challenging through 2009. What is encouraging is that valuations are generally more attractive. While valuation isn't the only criteria for investing success, it is a key starting point. Moreover, markets like the current one, in which fear reigns above all else, tend to be good environments for stock pickers. With an investment process that has proven itself over time, we are confident that the portfolio is well positioned for 2009.

60 Wells Fargo Advantage Variable Trust Funds

                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (5) (%) (AS OF DECEMBER 31, 2008)

                                                                                 Expense Ratio
                                                                               ------------------
                                     6 Months*    1 Year    5 Year   10 Year   Gross (6)  Net (7)
                                     ---------   --------   ------   -------   ---------  -------
VT Small/Mid Cap Value Fund           (44.09)    (44.55)    (2.82)    0.05         1.45%     1.14%
Russell 2500 Value Index (1)          (25.78)    (31.99)    (0.15)    5.72

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

------------
5. Prior to May 1, 2006, the WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND was named the Wells Fargo Advantage Multi Cap Value Fund.

6.    Reflects the gross expense ratio as stated in the May 1, 2008, prospectus.

7. The investment adviser has contractually committed through April 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

62 Wells Fargo Advantage Variable Trust Funds

                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (the Fund) seeks total return, consisting of income and capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Troy Ludgood
Thomas O'Connor, CFA
Lynne A. Royer
William Stevens

FUND INCEPTION

September 20, 1999

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF DECEMBER 31, 2008

Fund                                            1 Year
-------------------------------------------    --------
VT Total Return Bond Fund                        2.39%
BENCHMARK
   Barclays Capital U.S. Aggregate Index (1)     5.24%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

NET AND GROSS EXPENSE RATIOS FOR THE VARIABLE TRUST TOTAL RETURN BOND FUND ARE 0.90% AND 0.98%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH APRIL 30, 2009 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENT (2)
(AS OF DECEMBER 31, 2008)

[LINE GRAPH]

                       VT TOTAL RETURN     BARCLAYS CAPITAL U.S.
                          BOND FUND          AGGREGATE INDEX
                       ---------------     ---------------------
 9/20/1999                 10000                 $10,000
 9/30/1999                 10015                 $10,028
10/31/1999                 10070                  10,065
11/30/1999                 10040                  10,064
12/31/1999                  9994                  10,016
 1/31/2000                  9968                   9,983
 2/29/2000                 10092                  10,104
 3/31/2000                 10262                  10,237
 4/30/2000                 10069                  10,208
 5/31/2000                 10021                  10,203
 6/30/2000                 10254                  10,415
 7/31/2000                 10352                  10,510
 8/31/2000                 10526                  10,662
 9/30/2000                 10550                  10,730
10/31/2000                 10597                  10,800
11/30/2000                 10740                  10,978
12/31/2000                 11015                  11,182
 1/31/2001                 11214                  11,365
 2/28/2001                 11354                  11,464
 3/31/2001                 11381                  11,521
 4/30/2001                 11285                  11,473
 5/31/2001                 11357                  11,542
 6/30/2001                 11361                  11,586
 7/31/2001                 11658                  11,845
 8/31/2001                 11799                  11,981
 9/30/2001                 11698                  12,122
10/31/2001                 11999                  12,375
11/30/2001                 11944                  12,204
12/31/2001                 11831                  12,126
 1/31/2002                 11892                  12,224
 2/28/2002                 11960                  12,343
 3/31/2002                 11831                  12,138
 4/30/2002                 12033                  12,373
 5/31/2002                 12145                  12,479
 6/30/2002                 12097                  12,586
 7/31/2002                 12018                  12,738
 8/31/2002                 12259                  12,953
 9/30/2002                 12425                  13,163
10/31/2002                 12303                  13,103
11/30/2002                 12468                  13,099
12/31/2002                 12748                  13,370
 1/31/2003                 12793                  13,381
 2/28/2003                 13022                  13,566
 3/31/2003                 13094                  13,555
 4/30/2003                 13401                  13,667
 5/31/2003                 13723                  13,921
 6/30/2003                 13734                  13,893
 7/31/2003                 13284                  13,427
 8/31/2003                 13410                  13,515
 9/30/2003                 13789                  13,873
10/31/2003                 13656                  13,744
11/30/2003                 13677                  13,777
12/31/2003                 13819                  13,918
 1/31/2004                 13935                  14,029
 2/29/2004                 14087                  14,181
 3/31/2004                 14186                  14,287
 4/30/2004                 13842                  13,916
 5/31/2004                 13790                  13,860
 6/30/2004                 13856                  13,939
 7/31/2004                 13995                  14,077
 8/31/2004                 14248                  14,346
 9/30/2004                 14288                  14,384
10/31/2004                 14400                  14,505
11/30/2004                 14284                  14,389
12/31/2004                 14426                  14,522
 1/31/2005                 14510                  14,613
 2/28/2005                 14436                  14,527
 3/31/2005                 14337                  14,453
 4/30/2005                 14523                  14,648
 5/31/2005                 14682                  14,806
 6/30/2005                 14756                  14,888
 7/31/2005                 14616                  14,752
 8/31/2005                 14793                  14,941
 9/30/2005                 14631                  14,787
10/31/2005                 14516                  14,670
11/30/2005                 14563                  14,735
12/31/2005                 14700                  14,875
 1/31/2006                 14688                  14,876
 2/28/2006                 14735                  14,925
 3/31/2006                 14592                  14,779
 4/30/2006                 14568                  14,753
 5/31/2006                 14546                  14,736
 6/30/2006                 14570                  14,767
 7/31/2006                 14762                  14,967
 8/31/2006                 14971                  15,196
 9/30/2006                 15104                  15,329
10/31/2006                 15193                  15,431
11/30/2006                 15374                  15,610
12/31/2006                 15261                  15,519
 1/31/2007                 15256                  15,513
 2/28/2007                 15501                  15,752
 3/31/2007                 15481                  15,752
 4/30/2007                 15571                  15,837
 5/31/2007                 15440                  15,717
 6/30/2007                 15388                  15,671
 7/31/2007                 15495                  15,802
 8/31/2007                 15668                  15,995
 9/30/2007                 15777                  16,117
10/31/2007                 15903                  16,261
11/30/2007                 16158                  16,554
12/31/2007                 16205                  16,600
 1/31/2008                 16446                  16,879
 2/29/2008                 16457                  16,902
 3/31/2008                 16484                  16,960
 4/30/2008                 16497                  16,925
 5/31/2008                 16377                  16,801
 6/30/2008                 16391                  16,787
 7/31/2008                 16323                  16,773
 8/31/2008                 16458                  16,933
 9/30/2008                 16240                  16,705
10/31/2008                 15601                  16,311
11/30/2008                 15976                  16,842
12/31/2008                 16593                  17,470

------------
1. The Barclays Capital U.S. Aggregate Index includes bonds from the Treasury, government-related, corporate, agency, mortgage-backed securities, and asset-backed securities sectors. You cannot invest directly in an index.

2. The chart compares the performance of the WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND for the life of the Fund with the Barclays Capital U.S Aggregate Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

                                   Wells Fargo Advantage Variable Trust Funds 63

Performance Highlights (Unaudited)

                     WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund underperformed its benchmark during a challenging time in the credit markets.

- Overweight positions in the commercial-backed, asset-backed, and mortgage-backed sectors detracted from the Fund's relative performance.

-     Good security selection helped the Fund's relative performance.

DURING THE 12-MONTH PERIOD, RISK AVERSION INTENSIFIED TO RISK AVOIDANCE AS DELEVERAGING, ONGOING HOUSING MARKET WOES, TIGHT CREDIT CONDITIONS, AND A RAPIDLY WEAKENING LABOR MARKET PROMPTED A STRONG FLIGHT TO QUALITY.

U.S. Treasury yields fell throughout the period, due to a strong demand for U.S. Government debt and a shunning of lower-quality investments. Treasury bills dropped to a 0% yield at points during the fourth quarter of 2008, while other sector yields marched higher as their security values posted some of their worst annual performance on record. Commercial mortgage-backed securities, asset-backed securities, and corporate securities -- particularly those of financial institutions -- were hardest hit. The year 2008 brought widespread woe to investors, with bank failures, the Madoff scheme, government bailouts, and the evaporation of market values.

Our investment strategy underperformed the benchmark for the fourth quarter of 2008 and for the 12-month period. For the period, overweights compared to the benchmark in the commercial mortgage-backed, asset-backed, and mortgage-backed securities sectors detracted from Fund performance. Security selection in the corporate and mortgage-backed sectors was the primary contributor to underperformance.

Investments made with cash collateral received from securities lending activities, while generally considered a benign means of earning additional income, also detracted from portfolio performance during this period of distress in short term markets, primarily due to the decline in value of a number of the collateral holdings.

SECTOR DISTRIBUTION(3)
(AS OF DECEMBER 31, 2008)

[PIE CHART]

ABS/CMBS(4)                21%
MBS(5)                     43%
Corporate Bonds & Notes    18%
U.S. Treasury Securities    7%
CMO(6)                     11%

-----------
3. Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

4.    ABS/CMBS -- Asset-Backed Securities/Commercial Mortgage-Backed Securities.

5.    MBS -- Mortgage-Backed Securities.

6.    CMO -- Collateralized Mortgage Obligations.

64 Wells Fargo Advantage Variable Trust Funds

                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (CONTINUED)

WE MADE SEVERAL CHANGES DURING THE PERIOD TO MANAGE VOLATILITY.

During the period, the Fund maintained overweights to both the commercial mortgage-backed securities and asset-backed securities sectors. We gradually reduced the commercial mortgage-back securities overweight from 7% to 3%. Conversely, the asset-backed securities overweight was gradually increased during the year. The Fund's exposure to mortgages was fairly neutral to the benchmark throughout the first half of the period, with a shift to a sizeable overweight during the second half of the year. Corporate sector positioning was modestly overweight most of the year, with a brief spike in April as we took advantage of the first peak in credit spreads, which occurred in March 2008. We scaled back into an overweight, beginning in October, as credit spreads widened further during the fourth quarter.

Compared to the Barclays Capital U.S. Aggregate Bond Index, we are maintaining an overweight in commercial mortgage-backed and AAA-rated consumer asset-backed securities because we believe that they offer good relative value. Our modest corporate overweight features energy, financial institutions, and telecommunications, and our underweights are in high-quality, non-U.S. sovereigns, retail, and consumer products. In mortgage securities, we maintained a moderate overweight, especially in 30-year 5.5% fixed-rate mortgage pools.

WE CLOSED OUR 2007 COMMENTARY NOTING, "THE WORST IS NOT YET BEHIND US." IT WAS HARDLY A CONTRARIAN VIEWPOINT AT THE TIME, YET WE, AND EVEN THE MOST PESSIMISTIC COMMENTATORS, WERE SURPRISED BY THE EVENTS OF 2008.

Our domestic economic crisis has often been compared to the 1929 stock market crash and the Great Depression, but the current meltdown can't be likened to any historical precedent. Lessons from the past have been learned. After Lehman Brothers failed, the government realized that the ramifications of another major financial institution failing would be too dangerous to the global financial system. Unlike 1929, policy response has been fast, aggressive, and widespread.

The overriding theme for 2009 will center on whether government policies will be able to stem the economic implosion. High cash holdings and discussions about President-elect Obama's stimulus package may continue to support the market. The contest among the destructive, systemic power of deleveraging, counterparty distrust, and massive government action will likely continue. While we doubt that severe volatility will continue in 2009, we expect plenty of false starts and stops. Restoration of normalized markets will likely be gradual.

The economy's fundamentals may weaken further in 2009, but there are many securities that are trading well below the discounted present value of their cash flows. We believe that as is often the case in times of economic uncertainty, the market is overdiscounting itself. Consequently, we expect that 2009 will bring us many opportunities for our tested investment process.

                                   Wells Fargo Advantage Variable Trust Funds 65

Performance Highlights (Unaudited)

                     WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF DECEMBER 31, 2008)

                                                                                           Expense Ratio
                                                                                         -------------------
                                          6 Months*    1 Year    5 Year   Life of Fund   Gross (7)   Net (8)
                                          ---------   --------   ------   ------------   ---------  --------
VT Total Return Bond Fund                    1.23      2.39       3.73       5.61             0.98%     0.90%
Barclays Capital U.S. Aggregate Index (1)    4.07      5.24       4.65       6.19

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk and mortgage- and asset- backed securities risk. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

------------
7.    Reflects the gross expense ratio as stated in the May 1, 2008, prospectus.

8. The investment adviser has contractually committed through April 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

66 Wells Fargo Advantage Variable Trust Funds

                                                       Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from July 1, 2008 to December 31, 2008.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Beginning        Ending        Expenses
                                              Account Value   Account Value   Paid During     Net Annual
                                                07-01-2008      12-31-2008     the Period*   Expense Ratio
                                              -------------   -------------   -----------   -------------
VT ASSET ALLOCATION FUND
   Actual                                       $1,000.00       $  795.10        $4.51          1.00%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.11        $5.08          1.00%
VT C&B LARGE CAP VALUE FUND
   Actual                                       $1,000.00       $  749.50        $4.40          1.00%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.11        $5.08          1.00%
VT DISCOVERY FUND
   Actual                                       $1,000.00       $  570.30        $4.54          1.15%
   Hypothetical (5% return before expenses)     $1,000.00       $1,019.36        $5.84          1.15%
VT EQUITY INCOME FUND
   Actual                                       $1,000.00       $  740.70        $4.38          1.00%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.11        $5.08          1.00%
VT INTERNATIONAL CORE FUND
   Actual                                       $1,000.00       $  634.50        $4.11          1.00%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.11        $5.08          1.00%
VT LARGE COMPANY CORE FUND
   Actual                                       $1,000.00       $  670.30        $4.20          1.00%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.11        $5.08          1.00%

                                   Wells Fargo Advantage Variable Trust Funds 67

Fund Expenses (Unaudited)

                                                Beginning        Ending        Expenses
                                              Account Value   Account Value   Paid During     Net Annual
                                               07-01-2008      12-31-2008     the Period*   Expense Ratio
                                              -------------   -------------   -----------   -------------
VT LARGE COMPANY GROWTH FUND
   Actual                                       $1,000.00       $  722.00        $4.33          1.00%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.11        $5.08          1.00%
VT MONEY MARKET FUND
   Actual                                       $1,000.00       $1,009.50        $3.79          0.75%
   Hypothetical (5% return before expenses)     $1,000.00       $1,021.37        $3.81          0.75%
VT OPPORTUNITY FUND
   Actual                                       $1,000.00       $  634.80        $4.40          1.07%
   Hypothetical (5% return before expenses)     $1,000.00       $1,019.76        $5.43          1.07%
VT SMALL CAP GROWTH FUND
   Actual                                       $1,000.00       $  689.70        $5.10          1.20%
   Hypothetical (5% return before expenses)     $1,000.00       $1,019.10        $6.09          1.20%
VT SMALL/MID CAP VALUE FUND
   Actual                                       $1,000.00       $  559.10        $4.47          1.14%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,019.41        $5.79          1.14%
VT TOTAL RETURN BOND FUND
   Actual                                       $1,000.00       $1,012.30        $4.55          0.90%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,020.61        $4.57          0.90%

------------
* Expenses are equal to the Fund's annualized expenses ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

68 Wells Fargo Advantage Variable Trust Funds

                                   Portfolio of Investments -- December 31, 2008

VT ASSET ALLOCATION FUND

SHARES             SECURITY NAME                                                                VALUE
-----------------  -------------------------------------------------------------              ---------
COMMON STOCKS: 55.66%

AMUSEMENT & RECREATION SERVICES: 0.02%
            2,513  INTERNATIONAL GAME TECHNOLOGY                                              $  29,880

APPAREL & ACCESSORY STORES: 0.19%
              742  ABERCROMBIE & FITCH COMPANY CLASS A                                           17,118
            6,024  GAP INCORPORATED                                                              80,661
            2,598  KOHL'S CORPORATION+                                                           94,048
            2,747  LIMITED BRANDS INCORPORATED                                                   27,580
            1,836  NORDSTROM INCORPORATED                                                        24,435

                                                                                                243,842
                                                                                              ---------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.07%
              711  JONES APPAREL GROUP INCORPORATED                                               4,166
              841  POLO RALPH LAUREN CORPORATION                                                 38,190
              938  VF CORPORATION                                                                51,374

                                                                                                 93,730
                                                                                              ---------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.07%
            1,508  AUTONATION INCORPORATED+ <<                                                   14,899
              494  AUTOZONE INCORPORATED+                                                        68,898

                                                                                                 83,797
                                                                                              ---------

AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.01%
              474  RYDER SYSTEM INCORPORATED                                                     18,382
                                                                                              ---------

BIOPHARMACEUTICALS: 0.65%
            3,907  CELGENE CORPORATION+                                                         215,979
              583  CEPHALON INCORPORATED+ <<                                                     44,914
            2,306  GENZYME CORPORATION+                                                         153,049
            7,844  GILEAD SCIENCES INCORPORATED+                                                401,142

                                                                                                815,084
                                                                                              ---------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.06%
            1,060  CENTEX CORPORATION+                                                           11,278
            2,700  D.R. HORTON INCORPORATED                                                      19,089
              764  KB HOME<<                                                                     10,406
            1,369  LENNAR CORPORATION CLASS A<<                                                  11,869
            2,195  PULTE HOMES INCORPORATED+                                                     23,991

                                                                                                 76,633
                                                                                              ---------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.56%
            1,266  FASTENAL COMPANY<<                                                            44,120
           14,458  HOME DEPOT INCORPORATED<<                                                    332,823
           12,499  LOWE'S COMPANIES INCORPORATED                                                268,978
              996  SHERWIN-WILLIAMS COMPANY<<                                                    59,511

                                                                                                705,432
                                                                                              ---------

BUSINESS SERVICES: 3.87%
            4,527  ADOBE SYSTEMS INCORPORATED+                                                   96,380
              831  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                            38,184
            1,442  AKAMAI TECHNOLOGIES INCORPORATED+                                             21,760
            1,929  AUTODESK INCORPORATED+                                                        37,905
            4,331  AUTOMATIC DATA PROCESSING INCORPORATED                                       170,382
            1,599  BMC SOFTWARE INCORPORATED+                                                    43,029

                                   Wells Fargo Advantage Variable Trust Funds 69

Portfolio of Investments -- December 31, 2008

VT ASSET ALLOCATION FUND

SHARES             SECURITY NAME                                                                VALUE
-----------------  -------------------------------------------------------------              ----------
BUSINESS SERVICES (continued)
            4,419  CA INCORPORATED                                                            $   81,884
            1,549  CITRIX SYSTEMS INCORPORATED+                                                   36,510
            2,483  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                            44,843
            1,291  COMPUTER SCIENCES CORPORATION+                                                 45,366
            2,102  COMPUWARE CORPORATION+                                                         14,189
            1,040  CONVERGYS CORPORATION+                                                          6,666
           10,889  EBAY INCORPORATED+                                                            152,010
            2,736  ELECTRONIC ARTS INCORPORATED+                                                  43,885
            1,077  EQUIFAX INCORPORATED                                                           28,562
            1,620  FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                            26,357
            1,365  FISERV INCORPORATED+                                                           49,645
            2,684  GOOGLE INCORPORATED CLASS A+                                                  825,733
            1,551  IMS HEALTH INCORPORATED                                                        23,513
            4,063  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                   16,089
            2,729  INTUIT INCORPORATED+                                                           64,923
            4,502  JUNIPER NETWORKS INCORPORATED+                                                 78,830
            1,102  MASTERCARD INCORPORATED CLASS A                                               157,509
            1,302  MCAFEE INCORPORATED+                                                           45,010
           75,860  MICROSOFT CORPORATION                                                       1,474,718
            1,050  MONSTER WORLDWIDE INCORPORATED+                                                12,695
            2,944  NOVELL INCORPORATED+                                                           11,452
            2,650  OMNICOM GROUP INCORPORATED                                                     71,338
           43,956  ORACLE CORPORATION+                                                           779,340
            1,323  ROBERT HALF INTERNATIONAL INCORPORATED<<                                       27,545
            1,040  SALESFORCE.COM INCORPORATED+                                                   33,290
            6,298  SUN MICROSYSTEMS INCORPORATED+                                                 24,058
            7,129  SYMANTEC CORPORATION+ <<                                                       96,384
            1,678  TOTAL SYSTEM SERVICES INCORPORATED                                             23,492
            1,654  VERISIGN INCORPORATED+ <<                                                      31,558
           11,834  YAHOO! INCORPORATED+                                                          144,375

                                                                                               4,879,409
                                                                                              ----------

CASINO & GAMING: 0.03%
              955  WYNN RESORTS LIMITED+ <<                                                       40,358
                                                                                              ----------

CHEMICALS & ALLIED PRODUCTS: 6.94%
           13,231  ABBOTT LABORATORIES                                                           706,138
            1,787  AIR PRODUCTS & CHEMICALS INCORPORATED                                          89,832
            9,035  AMGEN INCORPORATED+                                                           521,771
              906  AVERY DENNISON CORPORATION                                                     29,653
            3,635  AVON PRODUCTS INCORPORATED<<                                                   87,349
            2,488  BIOGEN IDEC INCORPORATED+                                                     118,503
           16,881  BRISTOL-MYERS SQUIBB COMPANY                                                  392,483
              484  CF INDUSTRIES HOLDINGS INCORPORATED                                            23,793
            1,182  CLOROX COMPANY                                                                 65,672
            4,304  COLGATE-PALMOLIVE COMPANY                                                     294,996
            7,877  DOW CHEMICAL COMPANY                                                          118,864
            7,695  E.I. DU PONT DE NEMOURS & COMPANY                                             194,684
              618  EASTMAN CHEMICAL COMPANY                                                       19,597
            2,013  ECOLAB INCORPORATED                                                            70,757
            9,695  ELI LILLY & COMPANY                                                           390,418
            1,674  ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                    51,827
            2,570  FOREST LABORATORIES INCORPORATED+                                              65,458
            1,361  HOSPIRA INCORPORATED+                                                          36,502
              670  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                19,912
           23,661  JOHNSON & JOHNSON                                                           1,415,638

70 Wells Fargo Advantage Variable Trust Funds

                                   Portfolio of Investments -- December 31, 2008

VT ASSET ALLOCATION FUND

SHARES             SECURITY NAME                                                                VALUE
-----------------  -------------------------------------------------------------              ----------
CHEMICALS & ALLIED PRODUCTS (continued)
            2,101  KING PHARMACEUTICALS INCORPORATED+                                         $   22,313
            1,472  LIFE TECHNOLOGIES CORPORATION+                                                 34,312
            4,672  MONSANTO COMPANY                                                              328,675
            2,598  MYLAN LABORATORIES INCORPORATED+ <<                                            25,694
           57,503  PFIZER INCORPORATED                                                         1,018,378
            1,400  PPG INDUSTRIES INCORPORATED                                                    59,402
            2,629  PRAXAIR INCORPORATED                                                          156,057
           25,461  PROCTER & GAMBLE COMPANY                                                    1,573,999
            1,664  ROHM & HAAS COMPANY                                                           102,819
           13,862  SCHERING-PLOUGH CORPORATION                                                   236,070
            1,069  SIGMA-ALDRICH CORPORATION                                                      45,155
           11,354  WYETH                                                                         425,889

                                                                                               8,742,610
                                                                                              ----------

COAL MINING: 0.08%
            1,545  CONSOL ENERGY INCORPORATED                                                     44,156
              726  MASSEY ENERGY COMPANY                                                          10,012
            2,273  PEABODY ENERGY CORPORATION                                                     51,711

                                                                                                 105,879
                                                                                              ----------

COMMUNICATIONS: 2.54%
            3,382  AMERICAN TOWER CORPORATION CLASS A+                                            99,160
           50,255  AT&T INCORPORATED                                                           1,432,268
              853  CENTURYTEL INCORPORATED<<                                                      23,312
           24,558  COMCAST CORPORATION CLASS A                                                   414,539
            8,956  DIRECTV GROUP INCORPORATED+                                                   205,182
            1,212  EMBARQ CORPORATION                                                             43,584
           14,526  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                              52,875
            1,396  SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                      30,712
           24,363  SPRINT NEXTEL CORPORATION+                                                     44,584
           24,223  VERIZON COMMUNICATIONS INCORPORATED                                           821,160
            3,747  WINDSTREAM CORPORATION                                                         34,472

                                                                                               3,201,848
                                                                                              ----------

DEPOSITORY INSTITUTIONS: 3.76%
           42,789  BANK OF AMERICA CORPORATION                                                   602,469
            9,786  BANK OF NEW YORK MELLON CORPORATION                                           277,237
            4,711  BB&T CORPORATION                                                              129,364
           46,473  CITIGROUP INCORPORATED                                                        311,834
            1,283  COMERICA INCORPORATED                                                          25,468
            4,924  FIFTH THIRD BANCORP                                                            40,672
            1,751  FIRST HORIZON NATIONAL CORPORATION+                                            18,507
            4,445  HUDSON CITY BANCORP INCORPORATED                                               70,942
            3,121  HUNTINGTON BANCSHARES INCORPORATED<<                                           23,907
           31,829  JPMORGAN CHASE & COMPANY                                                    1,003,576
            4,221  KEYCORP                                                                        35,963
              940  M&T BANK CORPORATION<<                                                         53,965
            2,219  MARSHALL & ILSLEY CORPORATION                                                  30,267
           17,363  NATIONAL CITY CORPORATION                                                      31,427
            1,902  NORTHERN TRUST CORPORATION                                                     99,170
            2,968  PNC FINANCIAL SERVICES GROUP                                                  145,432
            5,900  REGIONS FINANCIAL CORPORATION                                                  46,964
            5,662  SOVEREIGN BANCORP INCORPORATED+                                                16,873
            3,683  STATE STREET CORPORATION                                                      144,852
            3,019  SUNTRUST BANKS INCORPORATED                                                    89,181

                                   Wells Fargo Advantage Variable Trust Funds 71

Portfolio of Investments -- December 31, 2008

VT ASSET ALLOCATION FUND

SHARES             SECURITY NAME                                                                VALUE
-----------------  -------------------------------------------------------------              ----------
DEPOSITORY INSTITUTIONS (CONTINUED)
           14,962  US BANCORP                                                                 $  374,200
           18,428  WACHOVIA CORPORATION(l)                                                       102,091
           32,318  WELLS FARGO & COMPANY(l)                                                      952,735
            6,102  WESTERN UNION COMPANY                                                          87,503
              983  ZIONS BANCORPORATION<<                                                         24,093

                                                                                               4,738,692
                                                                                              ----------

E-COMMERCE/SERVICES: 0.15%
            3,657  AMAZON.COM INCORPORATED+                                                      187,531
                                                                                              ----------

EATING & DRINKING PLACES: 0.59%
            1,183  DARDEN RESTAURANTS INCORPORATED                                                33,337
            9,504  MCDONALD'S CORPORATION                                                        591,054
            3,944  YUM! BRANDS INCORPORATED                                                      124,236

                                                                                                 748,627
                                                                                              ----------

EDUCATIONAL SERVICES: 0.08%
            1,356  APOLLO GROUP INCORPORATED CLASS A+                                            103,897
                                                                                              ----------

ELECTRIC, GAS & SANITARY SERVICES: 2.55%
            5,737  AES CORPORATION+                                                               47,273
            1,441  ALLEGHENY ENERGY INCORPORATED                                                  48,792
            1,803  AMEREN CORPORATION                                                             59,968
            3,441  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                  114,516
            2,934  CENTERPOINT ENERGY INCORPORATED                                                37,027
            1,929  CMS ENERGY CORPORATION                                                         19,502
            2,333  CONSOLIDATED EDISON INCORPORATED                                               90,824
            1,521  CONSTELLATION ENERGY GROUP INCORPORATED                                        38,162
            4,957  DOMINION RESOURCES INCORPORATED                                               177,659
            1,390  DTE ENERGY COMPANY                                                             49,581
           10,790  DUKE ENERGY CORPORATION                                                       161,958
            7,188  DYNEGY INCORPORATED CLASS A+                                                   14,376
            2,778  EDISON INTERNATIONAL                                                           89,229
            5,979  EL PASO CORPORATION<<                                                          46,816
            1,614  ENTERGY CORPORATION                                                           134,172
            5,610  EXELON CORPORATION                                                            311,972
            2,599  FIRSTENERGY CORPORATION                                                       126,259
            3,485  FPL GROUP INCORPORATED                                                        175,400
            2,654  FRONTIER COMMUNICATIONS CORPORATION                                            23,196
              651  INTEGRYS ENERGY GROUP INCORPORATED                                             27,980
              385  NICOR INCORPORATED                                                             13,375
            2,338  NISOURCE INCORPORATED                                                          25,648
            1,843  PEPCO HOLDINGS INCORPORATED                                                    32,732
            3,078  PG&E CORPORATION                                                              119,149
              859  PINNACLE WEST CAPITAL CORPORATION                                              27,600
            3,197  PPL CORPORATION                                                                98,116
            2,243  PROGRESS ENERGY INCORPORATED                                                   89,384
            4,315  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                  125,869
            1,479  QUESTAR CORPORATION                                                            48,349
            3,220  REPUBLIC SERVICES INCORPORATED                                                 79,824
            1,002  SCANA CORPORATION                                                              35,671
            2,077  SEMPRA ENERGY                                                                  88,543
            5,210  SPECTRA ENERGY CORPORATION                                                     82,005
              729  STERICYCLE INCORPORATED+                                                       37,966
            1,814  TECO ENERGY INCORPORATED                                                       22,403

72  Wells Fargo Advantage Variable Trust Funds

                                   Portfolio of Investments -- December 31, 2008

VT ASSET ALLOCATION FUND

SHARES        SECURITY NAME                                                                                          VALUE
------------  ------------------------------------------------------------------                                ---------------
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
       6,605  THE SOUTHERN COMPANY                                                                              $       244,385
       4,183  WASTE MANAGEMENT INCORPORATED                                                                             138,625
         997  WISCONSIN ENERGY CORPORATION                                                                               41,854
       3,829  XCEL ENERGY INCORPORATED                                                                                   71,028

                                                                                                                      3,217,188
                                                                                                                ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
  EQUIPMENT: 3.32%
       5,189  ADVANCED MICRO DEVICES INCORPORATED+ <<                                                                    11,208
       2,535  ALTERA CORPORATION                                                                                         42,360
       1,499  AMPHENOL CORPORATION CLASS A                                                                               35,946
       2,483  ANALOG DEVICES INCORPORATED                                                                                47,227
       4,353  BROADCOM CORPORATION CLASS A+                                                                              73,870
         770  CIENA CORPORATION+ <<                                                                                       5,159
      49,931  CISCO SYSTEMS INCORPORATED+                                                                               813,875
       1,478  COOPER INDUSTRIES LIMITED CLASS A                                                                          43,202
       6,541  EMERSON ELECTRIC COMPANY                                                                                  239,466
      89,571  GENERAL ELECTRIC COMPANY                                                                                1,451,050
         499  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                                8,348
       1,147  HARRIS CORPORATION                                                                                         43,643
       1,796  JABIL CIRCUIT INCORPORATED                                                                                 12,123
       1,874  JDS UNIPHASE CORPORATION+                                                                                   6,840
       1,440  KLA-TENCOR CORPORATION<<                                                                                   31,378
       1,018  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                   75,108
       1,890  LINEAR TECHNOLOGY CORPORATION<<                                                                            41,807
       5,501  LSI LOGIC CORPORATION+                                                                                     18,098
       1,914  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                    27,332
       1,551  MICROCHIP TECHNOLOGY INCORPORATED<<                                                                        30,291
       6,513  MICRON TECHNOLOGY INCORPORATED+                                                                            17,194
       1,501  MOLEX INCORPORATED                                                                                         21,749
      19,327  MOTOROLA INCORPORATED                                                                                      85,619
       1,957  NATIONAL SEMICONDUCTOR CORPORATION                                                                         19,707
       2,815  NETAPP INCORPORATED+                                                                                       39,326
         832  NOVELLUS SYSTEMS INCORPORATED+                                                                             10,267
       4,580  NVIDIA CORPORATION+                                                                                        36,961
       1,090  QLOGIC CORPORATION+                                                                                        14,650
      14,117  QUALCOMM INCORPORATED                                                                                     505,812
       1,350  ROCKWELL COLLINS INCORPORATED                                                                              52,772
       3,394  TELLABS INCORPORATED+                                                                                      13,983
      11,055  TEXAS INSTRUMENTS INCORPORATED                                                                            171,574
       3,902  TYCO ELECTRONICS LIMITED                                                                                   63,251
         626  WHIRLPOOL CORPORATION                                                                                      25,885
       2,335  XILINX INCORPORATED                                                                                        41,610

                                                                                                                      4,178,691
                                                                                                                ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.19%
       1,547  FLUOR CORPORATION                                                                                          69,414
       1,047  JACOBS ENGINEERING GROUP INCORPORATED+                                                                     50,361
       2,044  MOODY'S CORPORATION<<                                                                                      41,064
       3,076  PAYCHEX INCORPORATED                                                                                       80,837

                                                                                                                        241,676
                                                                                                                ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
  EQUIPMENT: 0.21%
         806  BALL CORPORATION                                                                                           33,522
       1,278  FORTUNE BRANDS INCORPORATED                                                                                52,756

                                   Wells Fargo Advantage Variable Trust Funds 73

Portfolio of Investments -- December 31, 2008

VT ASSET ALLOCATION FUND

SHARES        SECURITY NAME                                                                                          VALUE
------------  ----------------------------------------------------------------------                            ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION   EQUIPMENT (CONTINUED)
       4,359  ILLINOIS TOOL WORKS INCORPORATED                                                                  $       152,783
         489  SNAP-ON INCORPORATED                                                                                       19,257

                                                                                                                        258,318
                                                                                                                ---------------

FINANCIAL SERVICES: 0.01%
       1,346  JANUS CAPITAL GROUP INCORPORATED                                                                           10,808
                                                                                                                ---------------

FOOD & KINDRED PRODUCTS: 2.50%
       5,470  ARCHER DANIELS MIDLAND COMPANY                                                                            157,700
       3,078  CAMPBELL SOUP COMPANY                                                                                      92,371
       4,161  COCA-COLA ENTERPRISES INCORPORATED                                                                         50,057
       3,812  CONAGRA FOODS INCORPORATED                                                                                 62,898
       1,865  CONSTELLATION BRANDS INCORPORATED CLASS A+                                                                 29,411
       2,163  DR PEPPER SNAPPLE GROUP INCORPORATED+                                                                      35,149
       2,849  GENERAL MILLS INCORPORATED                                                                                173,077
       2,681  H.J. HEINZ COMPANY                                                                                        100,806
       1,009  JM SMUCKER COMPANY                                                                                         43,750
       3,255  KELLOGG COMPANY                                                                                           142,732
      12,529  KRAFT FOODS INCORPORATED CLASS A                                                                          336,400
       1,108  MCCORMICK & COMPANY INCORPORATED                                                                           35,301
       1,566  MOLSON COORS BREWING COMPANY<<                                                                             76,609
       1,800  PEPSI BOTTLING GROUP INCORPORATED                                                                          40,518
      13,244  PEPSICO INCORPORATED                                                                                      725,374
       6,028  SARA LEE CORPORATION                                                                                       59,014
      19,729  THE COCA-COLA COMPANY                                                                                     893,132
       1,937  THE HERSHEY COMPANY                                                                                        67,291
       3,220  TYSON FOODS INCORPORATED CLASS A                                                                           28,207

                                                                                                                      3,149,797
                                                                                                                ---------------

FOOD STORES: 0.24%
       5,564  KROGER COMPANY                                                                                            146,945
       3,655  SAFEWAY INCORPORATED                                                                                       86,879
       6,272  STARBUCKS CORPORATION+                                                                                     59,333
       1,196  WHOLE FOODS MARKET INCORPORATED+ <<                                                                        11,290

                                                                                                                        304,447
                                                                                                                ---------------

FORESTRY: 0.04%
       1,801  WEYERHAEUSER COMPANY                                                                                       55,129
                                                                                                                ---------------

FURNITURE & FIXTURES: 0.06%
       1,332  LEGGETT & PLATT INCORPORATED                                                                               20,233
       3,069  MASCO CORPORATION                                                                                          34,158
       2,363  NEWELL RUBBERMAID INCORPORATED                                                                             23,110

                                                                                                                         77,501
                                                                                                                ---------------

GENERAL MERCHANDISE STORES: 1.85%
         700  BIG LOTS INCORPORATED+                                                                                     10,143
       1,191  FAMILY DOLLAR STORES INCORPORATED                                                                          31,049
       1,894  JCPENNEY COMPANY INCORPORATED                                                                              37,312
       3,587  MACY'S INCORPORATED                                                                                        37,126
       1,054  SEARS HOLDINGS CORPORATION+ <<                                                                             40,969
       6,419  TARGET CORPORATION                                                                                        221,648
       3,550  TJX COMPANIES INCORPORATED                                                                                 73,024
      33,451  WAL-MART STORES INCORPORATED                                                                            1,875,263

                                                                                                                      2,326,534
                                                                                                                ---------------

74 Wells Fargo Advantage Variable Trust Funds

                                   Portfolio of Investments -- December 31, 2008

VT ASSET ALLOCATION FUND

SHARES        SECURITY NAME                                                                                          VALUE
------------  ------------------------------------------------------------------                                ---------------
HEALTH SERVICES: 0.19%
       3,066  CARDINAL HEALTH INCORPORATED                                                                      $       105,685
         885  DAVITA INCORPORATED+                                                                                       43,869
         921  LABORATORY CORPORATION OF AMERICA HOLDINGS+ <<                                                              59,322
       4,069  TENET HEALTHCARE CORPORATION+                                                                               4,679
         892  WATSON PHARMACEUTICALS INCORPORATED+                                                                       23,700

                                                                                                                        237,255
                                                                                                                ---------------
HOLDING & OTHER INVESTMENT OFFICES: 0.55%
         863  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                           9,969
         657  AVALONBAY COMMUNITIES INCORPORATED                                                                         39,801
       1,030  BOSTON PROPERTIES INCORPORATED                                                                             56,650
       1,025  DEVELOPERS DIVERSIFIED REALTY CORPORATION                                                                   5,002
       2,319  EQUITY RESIDENTIAL                                                                                         69,153
       2,154  HCP INCORPORATED<<                                                                                         59,817
       4,456  HOST HOTELS & RESORTS INCORPORATED                                                                         33,732
       2,270  KIMCO REALTY CORPORATION                                                                                   41,496
       1,422  PLUM CREEK TIMBER COMPANY                                                                                  49,400
       2,265  PROLOGIS                                                                                                   31,461
       1,444  PUBLIC STORAGE INCORPORATED                                                                               114,798
       1,925  SIMON PROPERTY GROUP INCORPORATED<<                                                                       102,275
       1,316  VORNADO REALTY TRUST                                                                                       79,421

                                                                                                                        692,975
                                                                                                                ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.12%
       2,214  BED BATH & BEYOND INCORPORATED+ <<                                                                         56,280
       3,512  BEST BUY COMPANY INCORPORATED                                                                              98,722

                                                                                                                        155,002
                                                                                                                ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.08%
       2,977  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                                57,903
       1,560  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                           27,924
       1,512  WYNDHAM WORLDWIDE CORPORATION                                                                               9,904

                                                                                                                         95,731
                                                                                                                ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.98%
       5,909  3M COMPANY                                                                                                340,004
       7,580  APPLE INCORPORATED+                                                                                       646,953
      11,441  APPLIED MATERIALS INCORPORATED                                                                            115,897
       2,622  BAKER HUGHES INCORPORATED                                                                                  84,088
         512  BLACK & DECKER CORPORATION                                                                                 21,407
       1,872  CAMERON INTERNATIONAL CORPORATION+                                                                         38,376
       5,144  CATERPILLAR INCORPORATED                                                                                  229,782
       1,717  CUMMINS INCORPORATED                                                                                       45,895
       3,641  DEERE & COMPANY                                                                                           139,523
      16,581  DELL INCORPORATED+                                                                                        169,789
       1,585  DOVER CORPORATION                                                                                          52,178
       1,406  EATON CORPORATION                                                                                          69,892
      17,403  EMC CORPORATION+                                                                                          182,209
         482  FLOWSERVE CORPORATION                                                                                      24,823
       1,396  GAMESTOP CORPORATION CLASS A+                                                                              30,237
      20,885  HEWLETT-PACKARD COMPANY                                                                                   757,917
       2,718  INGERSOLL-RAND COMPANY LIMITED CLASS A                                                                     47,157
      47,432  INTEL CORPORATION                                                                                         695,353
      11,456  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                               964,137
         668  LEXMARK INTERNATIONAL INCORPORATED+                                                                        17,969

                                   Wells Fargo Advantage Variable Trust Funds 75

Portfolio of Investments -- December 31, 2008

VT ASSET ALLOCATION FUND

SHARES        SECURITY NAME                                                                                          VALUE
------------  --------------------------------------------------------------------------------                  ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
       1,111  MANITOWOC COMPANY INCORPORATED                                                                    $         9,621
       3,558  NATIONAL OILWELL VARCO INCORPORATED+                                                                       86,958
       1,006  PALL CORPORATION                                                                                           28,601
       1,374  PARKER HANNIFIN CORPORATION                                                                                58,450
       1,757  PITNEY BOWES INCORPORATED                                                                                  44,768
       1,927  SANDISK CORPORATION+                                                                                       18,499
       1,866  SMITH INTERNATIONAL INCORPORATED                                                                           42,713
         671  STANLEY WORKS                                                                                              22,881
       1,500  TERADATA CORPORATION+                                                                                      22,245

                                                                                                                      5,008,322
                                                                                                                ---------------

INSURANCE AGENTS, BROKERS & SERVICE: 0.25%
       2,300  AON CORPORATION                                                                                           105,064
       1,438  HUMANA INCORPORATED+                                                                                       53,609
       4,384  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                   106,400
       2,823  UNUMPROVIDENT CORPORATION                                                                                  52,508

                                                                                                                        317,581
                                                                                                                ---------------

INSURANCE CARRIERS: 1.74%
       3,932  AETNA INCORPORATED                                                                                        112,062
       3,975  AFLAC INCORPORATED                                                                                        182,214
       4,570  ALLSTATE CORPORATION                                                                                      149,713
      22,930  AMERICAN INTERNATIONAL GROUP INCORPORATED+                                                                 36,000
       1,003  ASSURANT INCORPORATED                                                                                      30,090
       3,033  CHUBB CORPORATION                                                                                         154,683
       2,343  CIGNA CORPORATION                                                                                          39,480
       1,384  CINCINNATI FINANCIAL CORPORATION                                                                           40,233
       3,693  GENWORTH FINANCIAL INCORPORATED+                                                                           10,451
       2,569  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                             42,183
       1,986  LEUCADIA NATIONAL CORPORATION                                                                              39,323
       2,182  LINCOLN NATIONAL CORPORATION                                                                               41,109
       3,718  LOEWS CORPORATION                                                                                         105,034
       1,959  MBIA INCORPORATED+ <<                                                                                       7,973
       6,767  METLIFE INCORPORATED                                                                                      235,898
       2,211  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                     49,902
       3,615  PRUDENTIAL FINANCIAL INCORPORATED                                                                         109,390
       5,761  THE PROGRESSIVE CORPORATION                                                                                85,320
       4,984  THE TRAVELERS COMPANIES INCORPORATED                                                                      225,277
         725  TORCHMARK CORPORATION                                                                                      32,408
      10,300  UNITEDHEALTH GROUP INCORPORATED                                                                           273,980
       4,341  WELLPOINT INCORPORATED+                                                                                   182,886
       2,820  XL CAPITAL LIMITED CLASS A<<                                                                               10,434

                                                                                                                      2,196,043
                                                                                                                ---------------

LEATHER & LEATHER PRODUCTS: 0.05%
       2,787  COACH INCORPORATED+                                                                                        57,886
                                                                                                                ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.00%

       2,984  AGILENT TECHNOLOGIES INCORPORATED+                                                                         46,640
       2,073  BECTON DICKINSON & COMPANY                                                                                141,772
      12,804  BOSTON SCIENTIFIC CORPORATION+                                                                             99,103
         845  C.R. BARD INCORPORATED                                                                                     71,200
       4,294  COVIDIEN LIMITED                                                                                          155,615
       2,725  DANAHER CORPORATION                                                                                       154,262
       1,270  DENTSPLY INTERNATIONAL INCORPORATED                                                                        35,865

76 Wells Fargo Advantage Variable Trust Funds

                                   Portfolio of Investments -- December 31, 2008

VT ASSET ALLOCATION FUND

SHARES        SECURITY NAME                                                                                          VALUE
------------  ------------------------------------------------------------------------------------              ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,   MEDICAL & OPTICAL GOODS (CONTINUED)
       2,289  EASTMAN KODAK COMPANY                                                                                $     15,062
       1,185  FLIR SYSTEMS INCORPORATED                                                                                  36,356
         471  MILLIPORE CORPORATION+                                                                                     24,266
       1,007  PERKINELMER INCORPORATED                                                                                   14,007
       1,668  QUEST DIAGNOSTICS INCORPORATED                                                                             86,586
       3,531  RAYTHEON COMPANY                                                                                          180,222
       1,206  ROCKWELL AUTOMATION INCORPORATED                                                                           38,881
       1,443  TERADYNE INCORPORATED+                                                                                      6,089
       3,583  THERMO FISHER SCIENTIFIC INCORPORATED+                                                                    122,073
         838  WATERS CORPORATION+                                                                                        30,713

                                                                                                                      1,258,712
                                                                                                                ---------------

MEDICAL EQUIPMENT & SUPPLIES: 0.38%
         333  INTUITIVE SURGICAL INCORPORATED+                                                                           42,288
       9,536  MEDTRONIC INCORPORATED                                                                                    299,621
       2,935  ST. JUDE MEDICAL INCORPORATED+                                                                             96,738
       1,059  VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                       37,107

                                                                                                                        475,754
                                                                                                                ---------------
MEDICAL MANAGEMENT SERVICES: 0.25%
       1,270  COVENTRY HEALTH CARE INCORPORATED+                                                                         18,898
       2,110  EXPRESS SCRIPTS INCORPORATED+                                                                             116,008
       4,247  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                      177,992

                                                                                                                        312,898
                                                                                                                ---------------

MEDICAL PRODUCTS: 0.92%
       2,622  ALLERGAN INCORPORATED                                                                                     105,719
       5,288  BAXTER INTERNATIONAL INCORPORATED                                                                         283,384
      18,029  MERCK & COMPANY INCORPORATED                                                                              548,082
       3,443  STRYKER CORPORATION                                                                                       137,548
       1,915  ZIMMER HOLDINGS INCORPORATED+                                                                              77,404

                                                                                                                      1,152,137
                                                                                                                ---------------

METAL MINING: 0.19%
       3,220  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B+                                                       78,697
       3,874  NEWMONT MINING CORPORATION                                                                                157,672

                                                                                                                        236,369
                                                                                                                ---------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.05%
         939  VULCAN MATERIALS COMPANY<<                                                                                 65,336
                                                                                                                ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.16%
       1,187  HASBRO INCORPORATED<<                                                                                      34,625
       3,056  MATTEL INCORPORATED                                                                                        48,896
       1,049  TIFFANY & COMPANY<<                                                                                        24,788
       4,034  TYCO INTERNATIONAL LIMITED                                                                                 87,124

                                                                                                                        195,433
                                                                                                                ---------------

MISCELLANEOUS RETAIL: 0.70%
       3,681  COSTCO WHOLESALE CORPORATION                                                                              193,253
      12,248  CVS CAREMARK CORPORATION                                                                                  352,008
       2,344  OFFICE DEPOT INCORPORATED+                                                                                  6,985
       1,066  RADIOSHACK CORPORATION<<                                                                                   12,728
       6,083  STAPLES INCORPORATED                                                                                      109,007
       8,441  WALGREEN COMPANY                                                                                          208,239

                                                                                                                        882,220
                                                                                                                ---------------

                                   Wells Fargo Advantage Variable Trust Funds 77

Portfolio of Investments -- December 31, 2008

VT ASSET ALLOCATION FUND

SHARES        SECURITY NAME                                                                                          VALUE
------------  ------------------------------------------------------------------                                ---------------
MISCELLANEOUS SERVICES: 0.03%
         459   D&B CORPORATION                                                                                  $        35,435
                                                                                                                ---------------
MOTION PICTURES: 0.69%
      22,288  NEWS CORPORATION CLASS A                                                                                  202,598
      30,593  TIME WARNER INCORPORATED                                                                                  307,766
      15,785  WALT DISNEY COMPANY<<                                                                                     358,162

                                                                                                                        868,526
                                                                                                                ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.51%
       2,654  FEDEX CORPORATION                                                                                         170,254
       8,486  UNITED PARCEL SERVICE INCORPORATED CLASS B                                                                468,088

                                                                                                                        638,342
                                                                                                                ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 0.35%
       1,763  AMERICAN CAPITAL LIMITED+ <<                                                                                5,712
       9,891  AMERICAN EXPRESS COMPANY                                                                                  183,478
       3,340  CAPITAL ONE FINANCIAL CORPORATION<<                                                                       106,513
       3,075  CIT GROUP INCORPORATED<<                                                                                   13,961
       4,092  DISCOVER FINANCIAL SERVICES                                                                                38,997
       2,965  PEOPLE'S UNITED FINANCIAL INCORPORATED                                                                     52,866
       3,984  SLM CORPORATION+ <<                                                                                        35,458

                                                                                                                        436,985
                                                                                                                ---------------

OFFICE EQUIPMENT: 0.05%
       7,381  XEROX CORPORATION                                                                                          58,827
                                                                                                                ---------------

OIL & GAS EXTRACTION: 1.98%
       3,914  ANADARKO PETROLEUM CORPORATION                                                                            150,885
       2,854  APACHE CORPORATION                                                                                        212,709
       2,489  BJ SERVICES COMPANY                                                                                        29,047
         881  CABOT OIL & GAS CORPORATION                                                                                22,906
       5,124  CHESAPEAKE ENERGY CORPORATION                                                                              82,855
       3,767  DEVON ENERGY CORPORATION                                                                                  247,530
       1,209  ENSCO INTERNATIONAL INCORPORATED                                                                           34,324
       2,128  EOG RESOURCES INCORPORATED                                                                                141,682
       1,115  EQUITABLE RESOURCES INCORPORATED                                                                           37,408
       7,621  HALLIBURTON COMPANY<<                                                                                     138,550
       2,426  NABORS INDUSTRIES LIMITED+                                                                                 29,039
       2,250  NOBLE CORPORATION                                                                                          49,703
       1,473  NOBLE ENERGY INCORPORATED                                                                                  72,501
       6,906  OCCIDENTAL PETROLEUM CORPORATION                                                                          414,291
       1,003  PIONEER NATURAL RESOURCES COMPANY                                                                          16,229
       1,324  RANGE RESOURCES CORPORATION                                                                                45,532
         963  ROWAN COMPANIES INCORPORATED                                                                               15,312
      10,200  SCHLUMBERGER LIMITED                                                                                      431,766
       2,927  SOUTHWESTERN ENERGY COMPANY+                                                                               84,795
       5,808  WEATHERFORD INTERNATIONAL LIMITED+                                                                         62,843
       4,919  XTO ENERGY INCORPORATED                                                                                   173,493

                                                                                                                      2,493,400
                                                                                                                ---------------

PAPER & ALLIED PRODUCTS: 0.09%
         850  BEMIS COMPANY INCORPORATED                                                                                 20,128
       3,646  INTERNATIONAL PAPER COMPANY                                                                                43,023

78 Wells Fargo Advantage Variable Trust Funds

                                   Portfolio of Investments -- December 31, 2008

VT ASSET ALLOCATION FUND

SHARES        SECURITY NAME                                                                                          VALUE
------------  ------------------------------------------------------------------                                ---------------
PAPER & ALLIED PRODUCTS (CONTINUED)
       1,456  MEADWESTVACO CORPORATION                                                                          $        16,293
       1,120  PACTIV CORPORATION+                                                                                        27,866

                                                                                                                        107,310
                                                                                                                ---------------

PERSONAL SERVICES: 0.08%
       1,302  CINTAS CORPORATION                                                                                         30,245
       2,890  H & R BLOCK INCORPORATED                                                                                   65,661

                                                                                                                         95,906
                                                                                                                ---------------

PETROLEUM REFINING & RELATED INDUSTRIES: 4.72%
      17,326  CHEVRON CORPORATION                                                                                     1,281,604
      12,713  CONOCOPHILLIPS                                                                                            658,533
      43,378  EXXON MOBIL CORPORATION                                                                                 3,462,866
       2,780  HESS CORPORATION                                                                                          149,119
       6,017  MARATHON OIL CORPORATION                                                                                  164,631
       1,624  MURPHY OIL CORPORATION                                                                                     72,024
         996  SUNOCO INCORPORATED<<                                                                                      43,286
       1,180  TESORO PETROLEUM CORPORATION                                                                               15,541
       4,400  VALERO ENERGY CORPORATION                                                                                  95,216

                                                                                                                      5,942,820
                                                                                                                ---------------

PIPELINES: 0.06%
       4,934  THE WILLIAMS COMPANIES INCORPORATED                                                                        71,444
                                                                                                                ---------------

PRIMARY METAL INDUSTRIES: 0.28%
         955  AK STEEL HOLDING CORPORATION                                                                                8,901
       6,825  ALCOA INCORPORATED<<                                                                                       76,850
         821  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                        20,960
       2,677  NUCOR CORPORATION                                                                                         123,677
       1,188  PRECISION CASTPARTS CORPORATION                                                                            70,662
       1,544  TITANIUM METALS CORPORATION<<                                                                              13,603
         991  UNITED STATES STEEL CORPORATION                                                                            36,865

                                                                                                                        351,518
                                                                                                                ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.23%
       5,798  CBS CORPORATION CLASS B<<                                                                                  47,486
       1,945  GANNETT COMPANY INCORPORATED<<                                                                             15,560
       2,682  MCGRAW-HILL COMPANIES INCORPORATED                                                                         62,196
         385  MEREDITH CORPORATION<<                                                                                      6,591
       1,226  NEW YORK TIMES COMPANY CLASS A<<                                                                            8,987
       1,748  RR DONNELLEY & SONS COMPANY                                                                                23,738
       5,232  VIACOM INCORPORATED CLASS B+                                                                               99,722
          79  WASHINGTON POST COMPANY CLASS B                                                                            30,830

                                                                                                                        295,110
                                                                                                                ---------------

RAILROAD TRANSPORTATION: 0.54%
       2,919  BURLINGTON NORTHERN SANTA FE CORPORATION                                                                  220,997
       3,364  CSX CORPORATION                                                                                           109,229
       3,157  NORFOLK SOUTHERN CORPORATION                                                                              148,537
       4,318  UNION PACIFIC CORPORATION                                                                                 206,400

                                                                                                                        685,163
                                                                                                                ---------------

REAL ESTATE: 0.01%
       2,237  CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                                9,664
                                                                                                                ---------------

                                   Wells Fargo Advantage Variable Trust Funds 79

Portfolio of Investments -- December 31, 2008

VT ASSET ALLOCATION FUND

SHARES        SECURITY NAME                                                                                          VALUE
------------  ------------------------------------------------------------------                                ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.03%
       1,346  SEALED AIR CORPORATION                                                                            $        20,109
       2,057  THE GOODYEAR TIRE & RUBBER COMPANY+                                                                        12,280

                                                                                                                         32,389
                                                                                                                ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.11%
       1,847  AMERIPRISE FINANCIAL INCORPORATED                                                                          43,146
       9,851  CHARLES SCHWAB CORPORATION                                                                                159,291
         571  CME GROUP INCORPORATED                                                                                    118,831
       4,799  E*TRADE FINANCIAL CORPORATION+ <<                                                                           5,519
         868  FEDERATED INVESTORS INCORPORATED CLASS B                                                                   14,721
       1,984  FRANKLIN RESOURCES INCORPORATED                                                                           126,540
       3,770  GOLDMAN SACHS GROUP INCORPORATED                                                                          318,150
         616  INTERCONTINENTAL EXCHANGE INCORPORATED+                                                                    50,783
       3,282  INVESCO LIMITED                                                                                            47,392
       1,210  LEGG MASON INCORPORATED                                                                                    26,511
      13,654  MERRILL LYNCH & COMPANY INCORPORATED                                                                      158,933
       9,056  MORGAN STANLEY<<                                                                                          145,258
       1,707  NASDAQ STOCK MARKET INCORPORATED+                                                                          42,180
       2,259  NYSE EURONEXT INCORPORATED                                                                                 61,851
       2,203  T. ROWE PRICE GROUP INCORPORATED<<                                                                         78,074

                                                                                                                      1,397,180
                                                                                                                ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.13%
      13,255  CORNING INCORPORATED                                                                                      126,320
       1,424  OWENS-ILLINOIS INCORPORATED                                                                                38,904

                                                                                                                        165,224
                                                                                                                ---------------

TOBACCO PRODUCTS: 1.02%
      17,570  ALTRIA GROUP INCORPORATED                                                                                 264,604
       1,433  LORILLARD INCORPORATED                                                                                     80,750
      17,252  PHILIP MORRIS INTERNATIONAL                                                                               750,635
       2,485  REYNOLDS AMERICAN INCORPORATED                                                                            100,170
       1,265  UST INCORPORATED                                                                                           87,766

                                                                                                                      1,283,925
                                                                                                                ---------------

TRANSPORTATION BY AIR: 0.04%
       6,308  SOUTHWEST AIRLINES COMPANY                                                                                 54,375
                                                                                                                ---------------

TRANSPORTATION EQUIPMENT: 1.57%
       6,249  BOEING COMPANY                                                                                            266,645
      20,372  FORD MOTOR COMPANY+ <<                                                                                     46,652
       3,324  GENERAL DYNAMICS CORPORATION                                                                              191,429
       5,205  GENERAL MOTORS CORPORATION+ <<                                                                             16,656
       1,359  GENUINE PARTS COMPANY                                                                                      51,452
       1,049  GOODRICH CORPORATION                                                                                       38,834
       1,985  HARLEY-DAVIDSON INCORPORATED<<                                                                             33,685
       6,193  HONEYWELL INTERNATIONAL INCORPORATED                                                                      203,316
       1,548  ITT CORPORATION                                                                                            71,193
       5,067  JOHNSON CONTROLS INCORPORATED                                                                              92,017
       3,380  LOCKHEED MARTIN CORPORATION                                                                               284,190
       2,788  NORTHROP GRUMMAN CORPORATION                                                                              125,572
       3,092  PACCAR INCORPORATED                                                                                        88,431
       2,056  TEXTRON INCORPORATED                                                                                       28,517
       8,106  UNITED TECHNOLOGIES CORPORATION                                                                           434,482

                                                                                                                      1,973,071
                                                                                                                ---------------

80 Wells Fargo Advantage Variable Trust Funds

                                   Portfolio of Investments -- December 31, 2008

VT ASSET ALLOCATION FUND

SHARES        SECURITY NAME                                                                                          VALUE
------------  ------------------------------------------------------------------                                ---------------
TRANSPORTATION SERVICES: 0.11%
       1,442  C.H. ROBINSON WORLDWIDE INCORPORATED                                                              $        79,353
       1,808  EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                        60,152

                                                                                                                        139,505
                                                                                                                ---------------

TRAVEL & RECREATION: 0.12%
       5,323  CARNIVAL CORPORATION                                                                                      129,455
       2,447  EXPEDIA INCORPORATED+                                                                                      20,163

                                                                                                                        149,618
                                                                                                                ---------------

WHOLESALE TRADE NON-DURABLE GOODS: 0.46%
       1,332  AMERISOURCEBERGEN CORPORATION                                                                              47,499
       1,286  BROWN-FORMAN CORPORATION CLASS B                                                                           66,216
       1,312  DEAN FOODS COMPANY+                                                                                        23,577
       2,352  MCKESSON CORPORATION                                                                                       91,093
       4,182  NIKE INCORPORATED CLASS B                                                                                 213,282
       1,805  SUPERVALU INCORPORATED                                                                                     26,353
       5,109  SYSCO CORPORATION                                                                                         117,200

                                                                                                                        585,220
                                                                                                                ---------------

WHOLESALE TRADE-DURABLE GOODS: 0.20%
       3,528  KIMBERLY-CLARK CORPORATION                                                                                186,067
       1,036  PATTERSON COMPANIES INCORPORATED+                                                                          19,425
         648  W.W. GRAINGER INCORPORATED                                                                                 51,079

                                                                                                                        256,571
                                                                                                                ---------------
TOTAL COMMON STOCKS (COST $89,051,635)                                                                               70,102,902
                                                                                                                ---------------

PRINCIPAL                                                                         INTEREST RATE  MATURITY DATE
------------                                                                      -------------  -------------
US TREASURY SECURITIES: 36.11%

US TREASURY BONDS: 36.11%
$  2,351,000  US TREASURY BOND<<                                                      5.25%        02/15/2029         3,117,647
   2,198,000  US TREASURY BOND<<                                                      6.13         08/15/2029         3,226,251
   3,569,000  US TREASURY BOND<<                                                      6.25         05/15/2030         5,366,884
   3,645,000  US TREASURY BOND<<                                                      5.38         02/15/2031         5,008,456
   5,816,000  US TREASURY BOND<<                                                      4.50         02/15/2036         7,727,103
   3,392,000  US TREASURY BOND<<                                                      4.75         02/15/2037         4,726,542
   3,364,000  US TREASURY BOND<<                                                      5.00         05/15/2037         4,874,120
   3,634,000  US TREASURY BOND<<                                                      4.38         02/15/2038         4,867,289
   4,808,000  US TREASURY BOND<<                                                      4.50         05/15/2038         6,562,170

                                                                                                                     45,476,462
                                                                                                                ---------------

TOTAL US TREASURY SECURITIES (COST $35,336,284)                                                                      45,476,462
                                                                                                                ---------------

SHARES
------------
COLLATERAL FOR SECURITIES LENDING: 37.87%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 7.11%
   2,239,829  AIM STIT-LIQUID ASSETS PORTFOLIO                                                                        2,239,829
   2,239,829  BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                            2,239,829
   2,239,829  DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                              2,239,829
   2,239,829  DWS MONEY MARKET SERIES INSTITUTIONAL                                                                   2,239,829

                                                                                                                      8,959,316
                                                                                                                ---------------

                                   Wells Fargo Advantage Variable Trust Funds 81

Portfolio of Investments -- December 31, 2008

VT ASSET ALLOCATION FUND

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
------------  ------------------------------------------------------------------  -------------  -------------  ---------------
COLLATERAL INVESTED IN OTHER ASSETS: 30.76%
$    889,998  ANTALIS US FUNDING CORPORATION++                                        1.20%       01/15/2009    $       889,583
   5,844,323  BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                (MATURITY VALUE $ 5,844,349)                                          0.08        01/02/2009          5,844,323
     207,666  BANK OF IRELAND                                                         0.15        01/02/2009            207,666
     889,998  BARTON CAPITAL CORPORATION++                                            0.25        01/06/2009            889,968
     332,095  CHEYNE FINANCE LLC++ +/- #### (a) (i)                                   0.00        02/25/2008              5,480
   3,209,928  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY US TREASURY SECURITIES
                (MATURITY VALUE $ 3,209,930)                                          0.01        01/02/2009          3,209,928
   4,924,658  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $4,924,685)             0.10        01/02/2009          4,924,658
     867,748  DEXIA CREDIT LOCAL DE FRANCE SA                                         0.90        01/02/2009            867,748
     741,665  E.ON AG++                                                               0.95        01/20/2009            741,294
     127,566  GEMINI SECURITIZATION CORPORATION LLC++                                 0.55        01/12/2009            127,545
     533,999  GEMINI SECURITIZATION CORPORATION LLC++                                 0.55        01/16/2009            533,877
   5,933,323  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (MATURITY VALUE $ 5,933,343)               0.06        01/02/2009          5,933,323
     693,677  GRYPHON FUNDING LIMITED (a) (i)                                         0.00        08/23/2009            290,442
   3,085,328  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (MATURITY VALUE $ 3,085,337)               0.05        01/02/2009          3,085,328
     860,332  LLOYDS TSB BK PLC LONDON                                                0.30        01/02/2009            860,332
     889,998  METLIFE SHORT TERM FUNDING++                                            0.70        01/12/2009            889,808
     889,998  MONT BLANC CAPITAL CORPORATION++                                        0.75        01/16/2009            889,720
   4,924,658  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $ 4,924,669)            0.04        01/02/2009          4,924,658
     800,999  PRUDENTIAL PLC++                                                        1.25        01/14/2009            800,638
     148,333  PRUDENTIAL PLC++                                                        1.35        01/12/2009            148,272
     481,044  REGENCY MARKETS #1 LLC++                                                0.57        01/09/2009            480,983
     978,998  UNICREDITO ITALIANO NY                                                  3.15        01/05/2009            979,247
     632,818  VICTORIA FINANCE LLC++ +/- #### (a) (i)                                 0.14        08/07/2008            341,722
     629,348  VICTORIA FINANCE LLC++ +/- #### (a) (i)                                 0.46        05/02/2008            339,848
   1,001,402  VICTORIA FINANCE LLC++ +/- #### (a) (i)                                 1.43        04/03/2008            540,757

                                                                                                                     38,747,148
                                                                                                                ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $48,758,307)                                                           47,706,464
                                                                                                                ---------------

SHARES
------------
SHORT-TERM INVESTMENTS: 8.26%

MUTUAL FUNDS: 4.25%

   5,356,757  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~ ++                                                            5,356,757
                                                                                                                ---------------

PRINCIPAL
------------
US TREASURY BILLS: 4.01%
$    205,000  US TREASURY BILL## #                                                    0.29        02/05/2009            204,996
      60,000  US TREASURY BILL## #                                                    0.81        02/05/2009             59,999
   2,280,000  US TREASURY BILL## #                                                    1.89        02/05/2009          2,279,957
     145,000  US TREASURY BILL## #                                                    1.91        02/05/2009            144,997
     115,000  US TREASURY BILL## #                                                    0.41        05/07/2009            114,977
     475,000  US TREASURY BILL## #                                                    0.41        05/07/2009            474,903
      65,000  US TREASURY BILL## #                                                    0.80        05/07/2009             64,987
   1,625,000  US TREASURY BILL## #                                                    0.98        05/07/2009          1,624,667
      80,000  US TREASURY BILL## #                                                    0.23        06/04/2009             79,965

                                                                                                                      5,049,448
                                                                                                                ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $10,395,880)                                                                      10,406,205
                                                                                                                ---------------

82 Wells Fargo Advantage Variable Trust Funds

                                   Portfolio of Investments -- December 31, 2008

VT ASSET ALLOCATION FUND

PRINCIPAL                                                                                                            VALUE
------------                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $183,542,106)*                                   137.90%                                                  $   173,692,033
OTHER ASSETS AND LIABILITIES, NET                      (37.90)                                                      (47,734,135)
                                                       ------                                                   ---------------
TOTAL NET ASSETS                                       100.00%                                                  $   125,957,898
                                                       ------                                                   ---------------

----------
+    Non-income earning  securities.

<<   All or a portion of this security is on loan.

(l)  Long-term security of an affiliate of the Fund with a cost of $1,495,026.

++ Securities that may be resold to "qualified institutional buyer"under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $5,356,757.

##   Zero coupon bond. Interest rate presented is yield to maturity.

#    Security pledged as collateral for futures transactions.

* Cost for federal income tax purposes is $188,970,464 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                 $  20,410,926
Gross unrealized depreciation                   (35,689,357)
                                              -------------
Net unrealized appreciation (depreciation)    $ (15,278,431)

The accompanying notes are an integral part of these financial statements.

                                   Wells Fargo Advantage Variable Trust Funds 83

Portfolio of Investments -- December 31, 2008

VT C&B LARGE CAP VALUE FUND

SHARES        SECURITY NAME                                                                                          VALUE
------------  ------------------------------------------------------------------                                ---------------
COMMON STOCKS: 95.59%

APPAREL & ACCESSORY STORES: 2.88%
      14,353  KOHL'S CORPORATION+                                                                               $       519,579
                                                                                                                ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
  SIMILAR MATERIALS: 1.52%
       5,010  VF CORPORATION                                                                                            274,398
                                                                                                                ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.18%
         466  NVR INCORPORATED+                                                                                         212,613
                                                                                                                ---------------

BUSINESS SERVICES: 8.28%
       5,100  FISERV INCORPORATED+                                                                                      185,487
       8,750  MANPOWER INCORPORATED                                                                                     297,413
      24,380  MICROSOFT CORPORATION                                                                                     473,947
      19,880  OMNICOM GROUP INCORPORATED                                                                                535,170

                                                                                                                      1,492,017
                                                                                                                ---------------

CHEMICALS & ALLIED PRODUCTS: 15.22%
      12,310  AVERY DENNISON CORPORATION                                                                                402,906
      13,570  AVON PRODUCTS INCORPORATED<<                                                                              326,087
       8,960  COLGATE-PALMOLIVE COMPANY                                                                                 614,118
       6,160  HENKEL KGAA ADR                                                                                           165,088
       8,700  HENKEL KGAA ADR PREFERRED                                                                                 279,705
      12,024  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                           357,353
       9,990  JOHNSON & JOHNSON                                                                                         597,702

                                                                                                                      2,742,959
                                                                                                                ---------------

COMMUNICATIONS: 3.25%
      28,612  VODAFONE GROUP PLC ADR                                                                                    584,829
                                                                                                                ---------------

DEPOSITORY INSTITUTIONS: 5.23%
      15,726  BANK OF AMERICA CORPORATION                                                                               221,422
       7,405  JPMORGAN CHASE & COMPANY                                                                                  233,480
      12,390  STATE STREET CORPORATION                                                                                  487,299

                                                                                                                        942,201
                                                                                                                ---------------

EATING & DRINKING PLACES: 4.74%
      12,400  DARDEN RESTAURANTS INCORPORATED                                                                           349,432
       8,121  MCDONALD'S CORPORATION                                                                                    505,045

                                                                                                                        854,477
                                                                                                                ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
  COMPUTER EQUIPMENT: 5.39%
      73,540  FLEXTRONICS INTERNATIONAL LIMITED+                                                                        188,262
      24,550  GENERAL ELECTRIC COMPANY                                                                                  397,710
      18,530  MOLEX INCORPORATED CLASS A                                                                                239,964
       8,922  TYCO ELECTRONICS LIMITED                                                                                  144,626

                                                                                                                        970,562
                                                                                                                ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
  EQUIPMENT: 1.96%
      10,050  ILLINOIS TOOL WORKS INCORPORATED                                                                          352,253
                                                                                                                ---------------

FOOD & KINDRED PRODUCTS: 2.66%
       8,460  DIAGEO PLC ADR                                                                                            480,020
                                                                                                                ---------------

84 Wells Fargo Advantage Variable Trust Funds

                                   Portfolio of Investments -- December 31, 2008

VT C&B LARGE CAP VALUE FUND

SHARES        SECURITY NAME                                                                                          VALUE
------------  ------------------------------------------------------------------                                ---------------
HEALTH SERVICES: 2.28%
      11,900  CARDINAL HEALTH INCORPORATED                                                                      $       410,193
                                                                                                                ---------------

HOLDING & OTHER INVESTMENT OFFICES: 2.02%
         113  BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                                                  363,182
                                                                                                                ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 8.83%
      12,765  DELL INCORPORATED+                                                                                        130,714
      10,500  DIEBOLD INCORPORATED                                                                                      294,945
      13,170  DOVER CORPORATION                                                                                         433,556
       7,080  EATON CORPORATION                                                                                         351,947
      14,900  PITNEY BOWES INCORPORATED                                                                                 379,652

                                                                                                                      1,590,814
                                                                                                                ---------------

INSURANCE AGENTS, BROKERS & SERVICE: 2.95%
      21,380  WILLIS GROUP HOLDINGS LIMITED                                                                             531,934
                                                                                                                ---------------

INSURANCE CARRIERS: 4.80%
      17,210  ALLSTATE CORPORATION                                                                                      563,800
      25,200  OLD REPUBLIC INTERNATIONAL CORPORATION                                                                    300,384

                                                                                                                        864,184
                                                                                                                ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
  MEDICAL & OPTICAL GOODS: 6.38%
       2,690  BECTON DICKINSON & COMPANY                                                                                183,969
      41,880  BOSTON SCIENTIFIC CORPORATION+                                                                            324,151
      12,350  QUEST DIAGNOSTICS INCORPORATED                                                                            641,089

                                                                                                                      1,149,209
                                                                                                                ---------------

MEDICAL PRODUCTS: 1.34%
       4,520  BAXTER INTERNATIONAL INCORPORATED                                                                         242,227
                                                                                                                ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.41%
      11,782  TYCO INTERNATIONAL LIMITED                                                                                254,491
                                                                                                                ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 2.72%
      26,380  AMERICAN EXPRESS COMPANY                                                                                  489,349
                                                                                                                ---------------

PETROLEUM REFINING & RELATED INDUSTRIES: 5.02%
      11,330  EXXON MOBIL CORPORATION                                                                                   904,474
                                                                                                                ---------------

PRIMARY METAL INDUSTRIES: 1.08%
       5,980  HUBBELL INCORPORATED CLASS B                                                                              195,423
                                                                                                                ---------------

TRAVEL & RECREATION: 2.17%
      16,090  CARNIVAL CORPORATION                                                                                      391,309
                                                                                                                ---------------

WHOLESALE TRADE-DURABLE GOODS: 2.28%
       7,780  KIMBERLY-CLARK CORPORATION                                                                                410,317
                                                                                                                ---------------

TOTAL COMMON STOCKS (COST $24,037,411)                                                                               17,223,014
                                                                                                                ---------------

COLLATERAL FOR SECURITIES LENDING: 1.66%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.33%
      14,629  AIM STIT-LIQUID ASSETS PORTFOLIO                                                                           14,629
      14,629  BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                               14,629
      14,629  DREYFUS CASH MANAGEMENT INSTITUTIONAL                                                                      14,629

                                   Wells Fargo Advantage Variable Trust Funds 85

Portfolio of Investments -- December 31, 2008

VT C&B LARGE CAP VALUE FUND

SHARES        SECURITY NAME                                                                                          VALUE
------------  ------------------------------------------------------------------                                ---------------
COLLATERAL INVESTED IN MONEY MARKET FUNDS (continued)
      14,629  DWS MONEY MARKET SERIES INSTITUTIONAL                                                             $        14,629

                                                                                                                         58,516
                                                                                                                ---------------

PRINCIPAL                                                                         INTEREST RATE  MATURITY DATE
------------  ------------------------------------------------------------------  -------------  -------------
COLLATERAL INVESTED IN OTHER ASSETS: 1.33%
$      5,352  AMSTEL FUNDING CORPORATION++                                            1.70%       01/13/2009              5,349
       4,460  ANTALIS US FUNDING CORPORATION++                                        1.20        01/15/2009              4,458
       1,144  ANTALIS US FUNDING CORPORATION++                                        1.30        01/12/2009              1,143
      25,155  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $25,155)                0.08        01/02/2009             25,155
       1,427  BANK OF IRELAND                                                         0.15        01/02/2009              1,427
       5,352  BARTON CAPITAL CORPORATION++                                            0.25        01/06/2009              5,352
       5,352  CANCARA ASSET SECURITIZATION LIMITED++                                  0.90        01/09/2009              5,355
       1,160  CHARIOT FUNDING LLC++                                                   0.28        01/05/2009              1,160
       4,555  CHEYNE FINANCE LLC++ +/- #### (a) (i)                                   0.00        02/25/2008                 75
       3,507  CHEYNE FINANCE LLC++ +/- #### (a) (i)                                   0.00        05/19/2008                 58
       5,709  CONCORD MINUTEMAN CAPITAL COMPANY++                                     1.15        01/15/2009              5,706
      13,827  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY US TREASURY SECURITIES
                (MATURITY VALUE $13,827)                                              0.01        01/02/2009             13,827
      21,230  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (MATURITY VALUE $ 21,230)                  0.10        01/02/2009             21,230
       5,486  DEXIA CREDIT LOCAL DE FRANCE SA                                         0.90        01/02/2009              5,486
       6,244  E.ON AG++                                                               0.95        01/20/2009              6,241
       2,855  FALCON ASSET SECURITIZATION CORPORATION++                               0.55        01/12/2009              2,854
      21,230  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (MATURITY VALUE $ 21,230)                  0.06        01/02/2009             21,230
      16,845  GRYPHON FUNDING LIMITED(a) (i)                                          0.00        08/23/2009              7,053
      13,202  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $ 13,202)               0.05        01/02/2009             13,202
       5,709  KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                          1.40        01/14/2009              5,706
       5,709  LEXINGTON PARKER CAPITAL++                                              1.15        01/15/2009              5,706
       5,887  LLOYDS TSB BK PLC LONDON                                                0.30        01/02/2009              5,887
       5,352  METLIFE SHORT TERM FUNDING++                                            0.70        01/12/2009              5,351
       5,352  MONT BLANC CAPITAL CORPORATION++                                        1.00        01/12/2009              5,351
      21,230  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $ 21,230)               0.04        01/02/2009             21,230
       4,995  PARK AVENUE RECEIVABLES++                                               0.35        01/12/2009              4,995
       3,568  PRUDENTIAL PLC++                                                        1.25        01/14/2009              3,567
       1,249  PRUDENTIAL PLC                                                          1.35        01/12/2009              1,248
         892  PRUDENTIAL PLC                                                          2.00        01/12/2009                891
       5,352  REGENCY MARKETS #1 LLC++                                                0.90        01/12/2009              5,351
       2,682  TICONDEROGA MASTER FUNDING LIMITED++                                    0.30        01/06/2009              2,682
       6,066  UNICREDITO ITALIANO NY                                                  3.15        01/05/2009              6,067
       6,553  VICTORIA FINANCE LLC++ +/- #### (a) (i)                                 0.11        07/28/2008              3,539
       3,806  VICTORIA FINANCE LLC++ +/- #### (a) (i)                                 0.14        08/07/2008              2,055
       4,667  VICTORIA FINANCE LLC++ +/- #### (a) (i)                                 1.43        04/03/2008              2,520
       7,576  VICTORIA FINANCE LLC++ +/- #### (a) (i)                                 1.44        02/15/2008              4,091
       7,035  WHITE PINE FINANCE LLC++ +/- #### (a) (i)                               1.39        02/22/2008              6,225
         892  WINDMILL FUNDING CORPORATION++                                          0.35        01/07/2009                892

                                                                                                                        239,715
                                                                                                                ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $311,908)                                                                 298,231
                                                                                                                ---------------

86 Wells Fargo Advantage Variable Trust Funds

                                   Portfolio of Investments -- December 31, 2008

VT C&B LARGE CAP VALUE FUND

SHARES        SECURITY NAME                                                                                          VALUE
------------  ---------------------------------------------                                                     ---------------
SHORT-TERM INVESTMENTS: 4.24%
     763,797  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~ ++                                                      $       763,797
                                                                                                                ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $763,797)                                                                            763,797
                                                                                                                ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $25,113,116)*                                          101.49%                                            $    18,285,042
Other Assets and Liabilities, Net                             (1.49)                                                   (267,808)
                                                             ------                                             ---------------
TOTAL NET ASSETS                                             100.00%                                            $    18,017,234
                                                             ------                                             ---------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers"under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $763,797.

* Cost for federal income tax purposes is $ 25,354,834 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation               $     659,426
Gross unrealized depreciation                  (7,729,218)
                                            -------------
Net unrealized appreciation (depreciation)  $  (7,069,792)

The accompanying notes are an integral part of these financial statements.

                                   Wells Fargo Advantage Variable Trust Funds 87

Portfolio of Investments -- December 31, 2008

VT DISCOVERY FUND

SHARES        SECURITY NAME                                                                                          VALUE
------------  -------------------------------------------------------------------------                         ---------------
COMMON STOCKS: 98.83%

AMUSEMENT & RECREATION SERVICES: 1.75%
      73,600  WMS INDUSTRIES INCORPORATED+                                                                      $     1,979,840
                                                                                                                ---------------

APPAREL & ACCESSORY STORES: 1.40%
      48,000  AEROPOSTALE INCORPORATED+                                                                                 772,800
      54,300  URBAN OUTFITTERS INCORPORATED+                                                                            813,414

                                                                                                                      1,586,214
                                                                                                                ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.73%
      46,900  RYLAND GROUP INCORPORATED<<                                                                               828,723
                                                                                                                ---------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.54%
      58,400  LUMBER LIQUIDATORS INCORPORATED+                                                                          616,704
                                                                                                                ---------------

BUSINESS SERVICES: 10.94%
     264,100  ACTIVISION BLIZZARD INCORPORATED+                                                                       2,281,824
      38,543  ANSYS INCORPORATED+                                                                                     1,074,964
      85,502  CONCUR TECHNOLOGIES INCORPORATED+ <<                                                                    2,806,176
      26,500  F5 NETWORKS INCORPORATED+ <<                                                                              605,790
      51,500  LENDER PROCESSING SERVICES INCORPORATED                                                                 1,516,675
      59,300  MCAFEE INCORPORATED+                                                                                    2,050,001
      99,400  OMNITURE INCORPORATED+ <<                                                                               1,057,616
      78,700  PHASE FORWARD INCORPORATED+                                                                               985,324

                                                                                                                     12,378,370
                                                                                                                ---------------

CHEMICALS & ALLIED PRODUCTS: 3.33%
     138,800  CALGON CARBON CORPORATION+ <<                                                                           2,131,968
     165,100  MYLAN LABORATORIES INCORPORATED+ <<                                                                     1,632,839

                                                                                                                      3,764,807
                                                                                                                ---------------

COMMUNICATIONS: 9.16%
      75,263  EQUINIX INCORPORATED+ <<                                                                                4,003,239
      37,500  GEOEYE INCORPORATED+ <<                                                                                   721,125
     130,345  NII HOLDINGS INCORPORATED+                                                                              2,369,672
     200,200  SBA COMMUNICATIONS CORPORATION CLASS A+ <<                                                              3,267,264

                                                                                                                     10,361,300
                                                                                                                ---------------

DEPOSITORY INSTITUTIONS: 1.45%
     137,100  NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                               1,639,716
                                                                                                                ---------------

EDUCATIONAL SERVICES: 2.93%
      57,694  DEVRY INCORPORATED                                                                                      3,312,213
                                                                                                                ---------------

ELECTRIC, GAS & SANITARY SERVICES: 1.84%
      32,800  CLEAN HARBORS INCORPORATED+                                                                             2,080,832
                                                                                                                ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 4.85%
      82,686  MONOLITHIC POWER SYSTEMS+                                                                               1,042,670
      45,500  NETLOGIC MICROSYSTEMS INCORPORATED+ <<                                                                  1,001,455
      21,400  SILICON LABORATORIES INCORPORATED+                                                                        530,292
      98,472  SOLERA HOLDINGS INCORPORATED+                                                                           2,373,175
      13,100  WHIRLPOOL CORPORATION                                                                                     541,685

                                                                                                                      5,489,277
                                                                                                                ---------------

88 Wells Fargo Advantage Variable Trust Funds

                                   Portfolio of Investments -- December 31, 2008

VT DISCOVERY FUND

SHARES        SECURITY NAME                                                                                          VALUE
------------  ------------------------------------------------------------------                                ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.98%
      35,364  AECOM TECHNOLOGY CORPORATION+                                                                     $     1,086,736
      30,817  IHS INCORPORATED+                                                                                       1,153,172

                                                                                                                      2,239,908
                                                                                                                ---------------

FOOD & KINDRED PRODUCTS: 5.54%
      84,050  CENTRAL EUROPEAN DISTRIBUTION CORPORATION+                                                              1,655,785
      66,902  FLOWERS FOODS INCORPORATED                                                                              1,629,733
     133,000  SMART BALANCE INCORPORATED+ <<                                                                            904,400
      76,300  TREEHOUSE FOODS INCORPORATED+                                                                           2,078,412

                                                                                                                      6,268,330
                                                                                                                ---------------

FOOTWEAR: 0.92%
      13,000  DECKERS OUTDOOR CORPORATION+                                                                            1,038,310
                                                                                                                ---------------

GENERAL MERCHANDISE STORES: 0.76%
      82,900  MACY'S INCORPORATED                                                                                       858,015
                                                                                                                ---------------

HEALTH SERVICES: 7.56%
      35,500  AMEDISYS INCORPORATED+ <<                                                                               1,467,570
      30,100  LABORATORY CORPORATION OF AMERICA HOLDINGS+ <<                                                          1,938,741
     114,900  LINCARE HOLDINGS INCORPORATED+ <<                                                                       3,094,257
      38,900  PSYCHIATRIC SOLUTIONS INCORPORATED+ <<                                                                  1,083,365
     109,500  SUN HEALTHCARE GROUP INCORPORATED+                                                                        969,075

                                                                                                                      8,553,008
                                                                                                                ---------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 1.31%
      63,218  FOSTER WHEELER LIMITED+                                                                                 1,478,037
                                                                                                                ---------------

HOLDING & OTHER INVESTMENT OFFICES: 1.39%
      65,100  ASPEN INSURANCE HOLDINGS LIMITED                                                                        1,578,675
                                                                                                                ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.61%
      79,700  HHGREGG INCORPORATED+                                                                                     691,796
                                                                                                                ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 6.42%
      88,200  DATA DOMAIN INCORPORATED+ <<                                                                            1,658,160
      75,200  GAMESTOP CORPORATION CLASS A+                                                                           1,628,832
     258,960  NETEZZA CORPORATION+                                                                                    1,719,494
     105,300  NUANCE COMMUNICATIONS INCORPORATED+                                                                     1,090,908
      41,100  PALL CORPORATION                                                                                        1,168,473

                                                                                                                      7,265,867
                                                                                                                ---------------

INSURANCE CARRIERS: 8.35%
      76,300  AXIS CAPITAL HOLDINGS LIMITED                                                                           2,221,856
      68,682  ENDURANCE SPECIALTY HOLDINGS LIMITED                                                                    2,096,861
      46,689  IPC HOLDINGS LIMITED                                                                                    1,396,001
      28,400  PARTNERRE LIMITED                                                                                       2,024,068
      39,800  THE HANOVER INSURANCE GROUP INCORPORATED                                                                1,710,206

                                                                                                                      9,448,992
                                                                                                                ---------------

LEGAL SERVICES: 0.71%
      17,993  FTI CONSULTING INCORPORATED+ <<                                                                           803,927
                                                                                                                ---------------

                                   Wells Fargo Advantage Variable Trust Funds 89

Portfolio of Investments -- December 31, 2008

VT DISCOVERY FUND

SHARES        SECURITY NAME                                                                                          VALUE
------------  --------------------------------------------------------------------------------                  ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 4.71%
      91,636  HOLOGIC INCORPORATED+                                                                             $     1,197,683
      79,300  ICON PLC ADR+ <<                                                                                        1,561,417
      13,800  ITRON INCORPORATED+ <<                                                                                    879,612
      82,700  WRIGHT MEDICAL GROUP INCORPORATED+                                                                      1,689,561

                                                                                                                      5,328,273
                                                                                                                ---------------

MEDICAL EQUIPMENT & SUPPLIES: 2.17%
     130,355  PSS WORLD MEDICAL INCORPORATED+                                                                         2,453,281
                                                                                                                ---------------

MEDICAL PRODUCTS: 1.00%
      43,600  ILLUMINA INCORPORATED+ <<                                                                               1,135,780
                                                                                                                ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.07%
      58,380  INTREPID POTASH INCORPORATED+ <<                                                                        1,212,553
                                                                                                                ---------------

MISCELLANEOUS RETAIL: 2.65%
      81,900  DICK'S SPORTING GOODS INCORPORATED+                                                                     1,155,609
     117,700  HIBBETT SPORTS INCORPORATED+ <<                                                                         1,849,067

                                                                                                                      3,004,676
                                                                                                                ---------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.12%
      44,440  OLD DOMINION FREIGHT LINE INCORPORATED+                                                                 1,264,762
                                                                                                                ---------------

OIL & GAS EXTRACTION: 3.90%
      53,100  ATWOOD OCEANICS INCORPORATED+                                                                             811,368
      29,200  FOREST OIL CORPORATION+                                                                                   481,508
      48,100  NEWFIELD EXPLORATION COMPANY+                                                                             949,975
     138,600  PETROHAWK ENERGY CORPORATION+                                                                           2,166,318

                                                                                                                      4,409,169
                                                                                                                ---------------

PAPER & ALLIED PRODUCTS: 0.96%
      43,500  PACTIV CORPORATION+                                                                                     1,082,280
                                                                                                                ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.71%
      64,900  LAZARD LIMITED                                                                                          1,930,126
                                                                                                                ---------------
TRANSPORTATION EQUIPMENT: 0.89%
      61,700  HORNBECK OFFSHORE+                                                                                      1,008,178
                                                                                                                ---------------

WHOLESALE TRADE NON-DURABLE GOODS: 2.78%
      80,786  AIRGAS INCORPORATED                                                                                     3,149,846
                                                                                                                ---------------

WHOLESALE TRADE-DURABLE GOODS: 1.40%
      16,270  MARTIN MARIETTA MATERIALS INCORPORATED<<                                                                1,579,492
                                                                                                                ---------------

TOTAL COMMON STOCKS (COST $146,585,773)                                                                             111,821,277
                                                                                                                ---------------

RIGHTS: 0.00%
      90,400  SEAGATE TECHNOLOGY RIGHTS+ (a) (i)                                                                              0

TOTAL RIGHTS (COST $0)                                                                                                        0
                                                                                                                ---------------

COLLATERAL FOR SECURITIES LENDING: 17.39%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.41%
     965,149  AIM STIT-LIQUID ASSETS PORTFOLIO                                                                          965,149
     965,149  BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                              965,149
     965,149  DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                                965,149
     965,149  DWS MONEY MARKET SERIES INSTITUTIONAL                                                                     965,149

                                                                                                                      3,860,596
                                                                                                                ---------------

90 Wells Fargo Advantage Variable Trust Funds

                                   Portfolio of Investments -- December 31, 2008

VT DISCOVERY FUND

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE  MATURITY DATE      VALUE
------------  ------------------------------------------------------------------  -------------  -------------  ---------------
COLLATERAL INVESTED IN OTHER ASSETS: 13.98%
$    353,103  AMSTEL FUNDING CORPORATION++                                            1.70%       01/13/2009    $       352,903
     294,253  ANTALIS US FUNDING CORPORATION++                                        1.20        01/15/2009            294,115
      75,446  ANTALIS US FUNDING CORPORATION++                                        1.30        01/12/2009             75,416
   1,659,585  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,659,592)             0.08        01/02/2009          1,659,585
      94,161  BANK OF IRELAND                                                         0.15        01/02/2009             94,161
     353,103  BARTON CAPITAL CORPORATION++                                            0.25        01/06/2009            353,091
     353,103  CANCARA ASSET SECURITIZATION LIMITED++                                  0.90        01/09/2009            353,033
      76,506  CHARIOT FUNDING LLC++                                                   0.28        01/05/2009             76,503
     300,499  CHEYNE FINANCE LLC++ +/- #### (a) (i)                                   0.00        02/25/2008              4,958
     231,354  CHEYNE FINANCE LLC++ +/- #### (a) (i)                                   0.00        05/19/2008              3,817
     376,644  CONCORD MINUTEMAN CAPITAL COMPANY++                                     1.15        01/15/2009            376,475
     912,183  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY US TREASURY SECURITIES
                (MATURITY VALUE $912,184)                                             0.01        01/02/2009            912,183
   1,400,643  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,400,651)                0.10        01/02/2009          1,400,643
     361,931  DEXIA CREDIT LOCAL DE FRANCE SA                                         0.90        01/02/2009            361,931
     411,954  E.ON AG++                                                               0.95        01/20/2009            411,747
     188,322  FALCON ASSET SECURITIZATION CORPORATION++                               0.55        01/12/2009            188,290
   1,400,643  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,400,648)                0.06        01/02/2009          1,400,643
   1,111,297  GRYPHON FUNDING LIMITED(a)(i)                                           0.00        08/23/2009            465,300
     870,988  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $870,990)               0.05        01/02/2009            870,988
     376,644  KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                          1.40        01/14/2009            376,453
     376,644  LEXINGTON PARKER CAPITAL++                                              1.15        01/15/2009            376,475
     388,414  LLOYDS TSB BK PLC LONDON                                                0.30        01/02/2009            388,414
     353,103  METLIFE SHORT TERM FUNDING++                                            0.70        01/12/2009            353,028
     353,103  MONT BLANC CAPITAL CORPORATION++                                        1.00        01/12/2009            352,995
   1,400,643  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,400,646)             0.04        01/02/2009          1,400,643
     329,563  PARK AVENUE RECEIVABLES++                                               0.35        01/12/2009            329,528
     235,402  PRUDENTIAL PLC++                                                        1.25        01/14/2009            235,296
      82,391  PRUDENTIAL PLC                                                          1.35        01/12/2009             82,357
      58,851  PRUDENTIAL PLC                                                          2.00        01/12/2009             58,815
     353,103  REGENCY MARKETS #1 LLC++                                                0.90        01/12/2009            353,006
     176,940  TICONDEROGA MASTER FUNDING LIMITED++                                    0.30        01/06/2009            176,936
     400,184  UNICREDITO ITALIANO NY                                                  3.15        01/05/2009            400,268
     432,342  VICTORIA FINANCE LLC++ +/- #### (a) (i)                                 0.11        07/28/2008            233,464
     251,068  VICTORIA FINANCE LLC++ +/- #### (a) (i)                                 0.14        08/07/2008            135,577
     307,909  VICTORIA FINANCE LLC++ +/- #### (a) (i)                                 1.43        04/03/2008            166,271
     499,821  VICTORIA FINANCE LLC++ +/- #### (a) (i)                                 1.44        02/15/2008            269,903
     464,098  WHITE PINE FINANCE LLC++ +/- #### (a) (i)                               1.39        02/22/2008            410,680
      58,851  WINDMILL FUNDING CORPORATION++                                          0.35        01/07/2009             58,847

                                                                                                                     15,814,738
                                                                                                                ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $20,357,091)                                                           19,675,334
                                                                                                                ---------------

                                   Wells Fargo Advantage Variable Trust Funds 91

Portfolio of Investments -- December 31, 2008

VT DISCOVERY FUND

SHARES        SECURITY NAME                                                                                          VALUE
------------  ---------------------------------------------                                                     ---------------
SHORT-TERM INVESTMENTS: 1.06%
   1,204,393  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~ ++                                                      $     1,204,393

TOTAL SHORT-TERM INVESTMENTS (COST $1,204,393)                                                                        1,204,393
                                                                                                                ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $168,147,257)*                                         117.28%                                            $   132,701,004
Other Assets and Liabilities, Net                             17.28)                                                (19,552,280)
                                                             ------                                             ---------------
TOTAL NET ASSETS                                             100.00%                                            $   113,148,724
                                                             ------                                             ---------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers"under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $1,204,393.

* Cost for federal income tax purposes is $ 169,624,351 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                  $   2,590,545
Gross unrealized depreciation                    (39,513,892)
                                               -------------
Net unrealized appreciation (depreciation)     $ (36,923,347)

The accompanying notes are an integral part of these financial statements.

92 Wells Fargo Advantage Variable Trust Funds

                                   Portfolio of Investments -- December 31, 2008

VT EQUITY INCOME FUND

SHARES        SECURITY NAME                                                                                          VALUE
------------  -------------------------------------------------------------------------                         ---------------
COMMON STOCKS: 98.02%
BUSINESS SERVICES: 2.76%
      20,750  MICROSOFT CORPORATION                                                                             $       403,380
      17,125  ORACLE CORPORATION+                                                                                       303,626
      36,250  SYMANTEC CORPORATION+ <<                                                                                  490,100

                                                                                                                      1,197,106
                                                                                                                ---------------

CHEMICALS & ALLIED PRODUCTS: 16.82%
      16,600  ABBOTT LABORATORIES                                                                                       885,942
       9,160  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                     460,473
      29,450  BRISTOL-MYERS SQUIBB COMPANY                                                                              684,713
       3,375  COLGATE-PALMOLIVE COMPANY                                                                                 231,323
      18,600  E.I. DU PONT DE NEMOURS & COMPANY                                                                         470,580
      16,765  JOHNSON & JOHNSON                                                                                       1,003,050
      53,780  PFIZER INCORPORATED                                                                                       952,444
      22,090  PROCTER & GAMBLE COMPANY                                                                                1,365,604
      11,039  ROHM & HAAS COMPANY                                                                                       682,100
      18,400  SCHERING-PLOUGH CORPORATION                                                                               313,352
       6,925  WYETH                                                                                                     259,757

                                                                                                                      7,309,338
                                                                                                                ---------------

COMMUNICATIONS: 7.41%
      64,720  AT&T INCORPORATED                                                                                       1,844,520
      40,624  VERIZON COMMUNICATIONS INCORPORATED                                                                     1,377,154

                                                                                                                      3,221,674
                                                                                                                ---------------

DEPOSITORY INSTITUTIONS: 11.18%
      49,330  BANK OF AMERICA CORPORATION                                                                               694,566
      31,401  BANK OF NEW YORK MELLON CORPORATION                                                                       889,590
      53,490  CITIGROUP INCORPORATED                                                                                    358,918
      52,695  JPMORGAN CHASE & COMPANY                                                                                1,661,473
      11,025  STATE STREET CORPORATION                                                                                  433,613
      32,825  US BANCORP                                                                                                820,953

                                                                                                                      4,859,113
                                                                                                                ---------------

EATING & DRINKING PLACES: 1.70%
      11,875   MCDONALD'S CORPORATION                                                                                   738,506
                                                                                                                ---------------

ELECTRIC, GAS & SANITARY SERVICES: 5.70%
      14,340  DOMINION RESOURCES INCORPORATED                                                                           513,946
       6,597  FIRSTENERGY CORPORATION                                                                                   320,482
      20,050  FPL GROUP INCORPORATED                                                                                  1,009,117
       7,625  MDU RESOURCES GROUP INCORPORATED                                                                          164,548
      16,110  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                              469,929

                                                                                                                      2,478,022
                                                                                                                ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 5.67%
      21,750  CISCO SYSTEMS INCORPORATED+                                                                               354,525
      18,715  EMERSON ELECTRIC COMPANY                                                                                  685,156
      64,380  GENERAL ELECTRIC COMPANY                                                                                1,042,956
      24,325  NOKIA OYJ ADR                                                                                             379,470

                                                                                                                      2,462,107
                                                                                                                ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.69%
      12,300  COMMERCIAL METALS COMPANY                                                                                 146,001
      14,270  FORTUNE BRANDS INCORPORATED                                                                               589,066

                                                                                                                        735,067
                                                                                                                ---------------

                                   Wells Fargo Advantage Variable Trust Funds 93

Portfolio of Investments -- December 31, 2008

VT EQUITY INCOME FUND

SHARES        SECURITY NAME                                                                                          VALUE
------------  -------------------------------------------------------------------------------                   ---------------
FOOD & KINDRED PRODUCTS: 2.56%
      10,084  KRAFT FOODS INCORPORATED CLASS A                                                                  $       270,755
      15,340  PEPSICO INCORPORATED                                                                                      840,172

                                                                                                                      1,110,927
                                                                                                                ---------------

GENERAL MERCHANDISE STORES: 1.98%
      24,940  TARGET CORPORATION<<                                                                                      861,178
                                                                                                                ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 6.15%
      11,009  3M COMPANY                                                                                                633,458
      27,090  HEWLETT-PACKARD COMPANY                                                                                   983,096
      33,765  INTEL CORPORATION                                                                                         494,995
       6,660  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                               560,506

                                                                                                                      2,672,055
                                                                                                                ---------------

INSURANCE CARRIERS: 4.80%
      22,425  METLIFE INCORPORATED                                                                                      781,736
       4,600  PRUDENTIAL FINANCIAL INCORPORATED                                                                         139,196
      25,775  THE TRAVELERS COMPANIES INCORPORATED                                                                    1,165,030

                                                                                                                      2,085,962
                                                                                                                ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.08%
       6,840  BECTON DICKINSON & COMPANY                                                                                467,788
                                                                                                                ---------------

MEDICAL EQUIPMENT & SUPPLIES: 1.16%
      16,100  MEDTRONIC INCORPORATED                                                                                    505,862
                                                                                                                ---------------

MEDICAL PRODUCTS: 0.91%
      12,975  MERCK & COMPANY INCORPORATED                                                                              394,440
                                                                                                                ---------------

MISCELLANEOUS RETAIL: 2.47%
       7,000  COSTCO WHOLESALE CORPORATION                                                                              367,500
      24,525  CVS CAREMARK CORPORATION                                                                                  704,849

                                                                                                                      1,072,349
                                                                                                                ---------------

MOTION PICTURES: 1.70%
      37,325  TIME WARNER INCORPORATED                                                                                  375,490
      16,000  WALT DISNEY COMPANY<<                                                                                     363,040

                                                                                                                        738,530
                                                                                                                ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 1.22%
      14,470  AMERICAN EXPRESS COMPANY                                                                                  268,419
       8,150  CAPITAL ONE FINANCIAL CORPORATION                                                                         259,904

                                                                                                                        528,323
                                                                                                                ---------------

OIL & GAS EXTRACTION: 1.49%
      12,775  CHESAPEAKE ENERGY CORPORATION                                                                             206,572
      23,375  HALLIBURTON COMPANY<<                                                                                     424,958
         400  SCHLUMBERGER LIMITED                                                                                       16,932

                                                                                                                        648,462
                                                                                                                ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 13.97%
      23,100  CHEVRON CORPORATION                                                                                     1,708,707
      26,000  CONOCOPHILLIPS                                                                                          1,346,800
      32,989  EXXON MOBIL CORPORATION                                                                                 2,633,512

94 Wells Fargo Advantage Variable Trust Funds

                                   Portfolio of Investments -- December 31, 2008

VT EQUITY INCOME FUND

SHARES        SECURITY NAME                                                                                          VALUE
------------  ------------------------------------------------------------------                                ---------------
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
      13,975  MARATHON OIL CORPORATION                                                                          $       382,356

                                                                                                                      6,071,375
                                                                                                                ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.21%
       2,034  AMERIPRISE FINANCIAL INCORPORATED                                                                          47,514
       3,750  MERRILL LYNCH & COMPANY INCORPORATED                                                                       43,650

                                                                                                                         91,164
                                                                                                                ---------------

TOBACCO PRODUCTS: 1.02%
      10,195  PHILIP MORRIS INTERNATIONAL                                                                               443,584
                                                                                                                ---------------

TRANSPORTATION EQUIPMENT: 3.42%
      22,033  HONEYWELL INTERNATIONAL INCORPORATED                                                                      723,343
      14,200  UNITED TECHNOLOGIES CORPORATION                                                                           761,120

                                                                                                                      1,484,463
                                                                                                                ---------------

WHOLESALE TRADE NON-DURABLE GOODS: 0.95%
      18,015  SYSCO CORPORATION                                                                                         413,259
                                                                                                                ---------------

TOTAL COMMON STOCKS (COST $51,395,203)                                                                               42,590,654
                                                                                                                ---------------

COLLATERAL FOR SECURITIES LENDING: 4.59%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.90%
      97,927  AIM STIT-LIQUID ASSETS PORTFOLIO                                                                           97,927
      97,927  BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                               97,927
      97,927  DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                                 97,927
      97,927  DWS MONEY MARKET SERIES INSTITUTIONAL                                                                      97,927

                                                                                                                        391,708
                                                                                                                ---------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE  MATURITY DATE
------------  ------------------------------------------------------------------  -------------  -------------

COLLATERAL INVESTED IN OTHER ASSETS: 3.69%
$     35,827  AMSTEL FUNDING CORPORATION++                                            1.70%       01/13/2009             35,807
      29,856  ANTALIS US FUNDING CORPORATION++                                        1.20        01/15/2009             29,842
       7,655  ANTALIS US FUNDING CORPORATION++                                        1.30        01/12/2009              7,652
     168,386  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $168,387)               0.08        01/02/2009            168,386
       9,554  BANK OF IRELAND                                                         0.15        01/02/2009              9,554
      35,827  BARTON CAPITAL CORPORATION++                                            0.25        01/06/2009             35,826
      35,827  CANCARA ASSET SECURITIZATION LIMITED++                                  0.90        01/09/2009             35,820
       7,763  CHARIOT FUNDING LLC++                                                   0.28        01/05/2009              7,762
      30,490  CHEYNE FINANCE LLC++ +/- #### (a) (i)                                   0.00        02/25/2008                503
      23,474  CHEYNE FINANCE LLC++ +/- #### (a) (i)                                   0.00        05/19/2008                387
      38,215  CONCORD MINUTEMAN CAPITAL COMPANY++                                     1.15        01/15/2009             38,198
      92,553  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY US TREASURY SECURITIES
                (MATURITY VALUE $92,553)                                              0.01        01/02/2009             92,553
     142,113  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (MATURITY VALUE $142,114)                  0.10        01/02/2009            142,113
      36,723  DEXIA CREDIT LOCAL DE FRANCE SA                                         0.90        01/02/2009             36,723
      41,798  E.ON AG++                                                               0.95        01/20/2009             41,777
      19,108  FALCON ASSET SECURITIZATION CORPORATION++                               0.55        01/12/2009             19,104
     142,113  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (MATURITY VALUE $142,113)                  0.06        01/02/2009            142,113
     112,756  GRYPHON FUNDING LIMITED(a) (i)                                          0.00        08/23/2009             47,211

                                   Wells Fargo Advantage Variable Trust Funds 95

Portfolio of Investments -- December 31, 2008

VT EQUITY INCOME FUND

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
------------  ------------------------------------------------------------------  -------------  -------------  ---------------
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     88,373  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (MATURITY VALUE $88,373)                   0.05%       01/02/2009    $        88,373
      38,215  KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                          1.40        01/14/2009             38,196
      38,215  LEXINGTON PARKER CAPITAL++                                              1.15        01/15/2009             38,198
      39,410  LLOYDS TSB BK PLC LONDON                                                0.30        01/02/2009             39,410
      35,827  METLIFE SHORT TERM FUNDING++                                            0.70        01/12/2009             35,819
      35,827  MONT BLANC CAPITAL CORPORATION++                                        1.00        01/12/2009             35,816
     142,113  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (MATURITY VALUE $142,113)                  0.04        01/02/2009            142,113
      33,438  PARK AVENUE RECEIVABLES++                                               0.35        01/12/2009             33,435
      23,885  PRUDENTIAL PLC++                                                        1.25        01/14/2009             23,874
       8,360  PRUDENTIAL PLC                                                          1.35        01/12/2009              8,356
       5,971  PRUDENTIAL PLC                                                          2.00        01/12/2009              5,968
      35,827  REGENCY MARKETS #1 LLC++                                                0.90        01/12/2009             35,817
      17,953  TICONDEROGA MASTER FUNDING LIMITED++                                    0.30        01/06/2009             17,952
      40,604  UNICREDITO ITALIANO NY                                                  3.15        01/05/2009             40,612
      43,867  VICTORIA FINANCE LLC++ +/- #### (a) (i)                                 0.11        07/28/2008             23,688
      25,474  VICTORIA FINANCE LLC++ +/- #### (a) (i)                                 0.14        08/07/2008             13,756
      31,241  VICTORIA FINANCE LLC++ +/- #### (a) (i)                                 1.43        04/03/2008             16,870
      50,713  VICTORIA FINANCE LLC++ +/- #### (a) (i)                                 1.44        02/15/2008             27,385
      47,089  WHITE PINE FINANCE LLC++ +/- #### (a) (i)                               1.39        02/22/2008             41,669
       5,971  WINDMILL FUNDING CORPORATION++                                          0.35        01/07/2009              5,971

                                                                                                                      1,604,609
                                                                                                                ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $2,057,837)                                                             1,996,317
                                                                                                                ---------------

SHARES
------------
SHORT-TERM INVESTMENTS: 2.08%
     901,327  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~ +++                                                             901,327

TOTAL SHORT-TERM INVESTMENTS (COST $901,327)                                                                            901,327

TOTAL INVESTMENTS IN SECURITIES
(COST $54,354,367)*                                          104.69%                                            $    45,488,298
Other Assets and Liabilities, Net                             (4.69)                                                 (2,036,655)
                                                             ------                                             ---------------
TOTAL NET ASSETS                                             100.00%                                            $    43,451,643
                                                             ------                                             ---------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $901,327.

* Cost for federal income tax purposes is $ 54,523,640 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                 $   4,183,808
Gross unrealized depreciation                   (13,219,150)
                                              -------------
Net unrealized appreciation (depreciation)    $  (9,035,342)

The accompanying notes are an integral part of these financial statements.

96 Wells Fargo Advantage Variable Trust Funds

                                   Portfolio of Investments -- December 31, 2008

VT INTERNATIONAL CORE FUND

SHARES        SECURITY NAME                                                                                          VALUE
------------  ------------------------------------------------------------------                                ---------------
COMMON STOCKS: 96.83%
AUSTRALIA: 4.67%
      47,169  PALADIN ENERGY LIMITED (DIVERSIFIED MINING)+                                                      $        82,893
      19,550  QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                          353,333
       2,301  RIO TINTO LIMITED (METAL MINING)                                                                           61,662
      20,788  SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                     217,815
      17,611  SONIC HEALTHCARE LIMITED (HEALTH SERVICES)                                                                179,421

                                                                                                                        895,124
                                                                                                                ---------------

BELGIUM: 0.00%
           4   DELHAIZE GROUP (FOOD STORES)                                                                                 247
                                                                                                                ---------------

CHINA: 0.77%
     166,000  PETROCHINA COMPANY LIMITED (OIL & GAS EXTRACTION)                                                         147,517
                                                                                                                ---------------

FINLAND: 2.93%
       6,440  FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                            139,975
      26,807  NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
               COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                   420,665

                                                                                                                        560,640
                                                                                                                ---------------
FRANCE: 9.78%
       3,070  ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                           182,956
      10,900  AXA SA (INSURANCE CARRIERS)                                                                               244,657
       3,500  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                    148,482
       4,389  GAZ DE FRANCE (GAS DISTRIBUTION)                                                                          217,857
       2,524  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                   169,155
       2,627  TECHNIP SA (OIL & GAS EXTRACTION)                                                                          80,659
       6,590  TOTAL SA (OIL & GAS EXTRACTION)                                                                           362,312
         760  VALLOUREC SA (STEEL PRODUCERS, PRODUCTS)                                                                   86,412
      11,683  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                     380,796

                                                                                                                      1,873,286
                                                                                                                ---------------

GERMANY: 9.49%
       1,900  ALLIANZ SE (INSURANCE CARRIERS)                                                                           202,161
       6,800  BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                        396,225
       7,100  DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                                280,778
      32,857  DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                      496,775
       6,200  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                               243,456
       6,917  GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                         120,115
       5,600  SYMRISE AG (CHEMICALS & ALLIED PRODUCTS)                                                                   78,391

                                                                                                                      1,817,901
                                                                                                                ---------------

GREECE: 0.78%
      15,867  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                   148,445
                                                                                                                ---------------

HONG KONG: 4.88%
      37,200  BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                        78,469
      24,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                                228,951
      29,500  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                         299,310
      72,000  HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                                158,081
         560  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                               4,712
      50,000  TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                           163,913

                                                                                                                        933,436
                                                                                                                ---------------

ITALY: 1.32%
      10,507  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                         252,837
                                                                                                                ---------------

                                   Wells Fargo Advantage Variable Trust Funds 97

Portfolio of Investments -- December 31, 2008

VT INTERNATIONAL CORE FUND

SHARES               SECURITY NAME                                                                                      VALUE
-----------------    ----------------------------------------------------------------------------------------------  ------------
JAPAN: 21.15%
           23,000    BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                              $    135,672
            7,100    CAPCOM COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                      160,624
               52    EAST JAPAN RAILWAY COMPANY (RAILROADS)(a)                                                            403,094
            4,700    FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                     COMPUTER EQUIPMENT)                                                                                  336,857
           11,000    HITACHI METALS LIMITED (PRIMARY METAL INDUSTRIES)                                                     51,161
               23    INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                  183,357
           12,000    KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                        364,504
           10,300    MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                           145,890
           50,000    MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                314,257
           22,000    MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                         366,789
            3,200    NIDEC CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                    125,150
            8,800    NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)            73,272
            7,300    NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)           139,256
              183    NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                             360,202
            4,100    SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                     189,221
            8,500    TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                  443,040
            7,800    TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                            257,855

                                                                                                                        4,050,201
                                                                                                                     ------------

NETHERLANDS: 5.80%
           10,822    ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)                                    195,090
            6,220    HEINEKEN NV (EATING & DRINKING PLACES)                                                               190,436
           24,900    ING GROEP NV (FINANCIAL SERVICES)                                                                    274,047
            7,792    UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                188,862
           13,800    WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                         261,655

                                                                                                                        1,110,090
                                                                                                                     ------------

NORWAY: 0.53%
            4,600    YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)                                                       101,185
                                                                                                                     ------------

RUSSIA: 0.62%
            3,550    GAZPROM ADR (OIL & GAS EXTRACTION)                                                                    50,588
            2,115    LUKOIL ADR (OIL & GAS EXTRACTION)<<                                                                   67,680
                                                                                                                          118,268
                                                                                                                     ------------

SINGAPORE: 0.80%
           70,000    CAPITALAND LIMITED (REAL ESTATE)                                                                     152,735
                                                                                                                     ------------

SPAIN: 3.73%
            8,518    INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                           195,512
           23,000    TELEFONICA SA (COMMUNICATIONS)                                                                       519,148

                                                                                                                          714,660
                                                                                                                     ------------

SWITZERLAND: 11.81%
           11,400    CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                             319,480
            3,540    HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                      204,896
            7,580    NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                  300,154
            8,000    NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                            400,652
            3,620    ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                     560,438
            1,000    SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)                                                            194,266
            1,289    ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                    281,622

                                                                                                                        2,261,508
                                                                                                                     ------------
TAIWAN: 1.03%
           25,010    TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL
                     EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                   197,579
                                                                                                                     ------------

98  Wells Fargo Advantage Variable Trust Funds

                                   Portfolio of Investments -- December 31, 2008

VT INTERNATIONAL CORE FUND

SHARES               SECURITY NAME                                                                                       VALUE
-----------------    ----------------------------------------------------------------------------------------------  ------------
UNITED KINGDOM: 16.74%
           24,751    AVIVA PLC (INSURANCE CARRIERS)                                                                  $    140,251
           33,877    BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                              184,363
           12,546    BG GROUP PLC (OIL & GAS EXTRACTION)                                                                  173,657
            7,710    BHP BILLITON PLC (COAL MINING)                                                                       149,540
           54,572    BP PLC (OIL & GAS EXTRACTION)                                                                        421,265
           25,882    BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                        182,777
           23,708    GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                    440,916
           21,071    INTERNATIONAL POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                                           73,427
          110,426    LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                       123,425
           19,153    NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                       EXCEPT COMPUTER EQUIPMENT)                                                                         189,260
           11,610    ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                 305,031
           11,000    SABMILLER PLC (EATING & DRINKING PLACES)                                                             184,721
           22,736    SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                     145,204
            9,359    SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                       EXCEPT COMPUTER EQUIPMENT)                                                                         120,263
            5,808    UNILEVER PLC (FOOD & KINDRED PRODUCTS)                                                               133,409
          116,196    VODAFONE GROUP PLC (COMMUNICATIONS)                                                                  237,929
                                                                                                                        3,205,438
                                                                                                                     ------------

TOTAL COMMON STOCKS (COST $25,057,615)                                                                                 18,541,097
                                                                                                                     ------------

COLLATERAL FOR SECURITIES LENDING: 0.34%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.07%
            3,183    AIM STIT-LIQUID ASSETS PORTFOLIO                                                                       3,183
            3,183    BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                           3,183
            3,183    DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                             3,183
            3,183    DWS MONEY MARKET SERIES INSTITUTIONAL                                                                  3,183

                                                                                                                           12,732
                                                                                                                     ------------

PRINCIPAL                                                                                INTEREST RATE  MATURITY DATE
-----------------                                                                        -------------  -------------
COLLATERAL INVESTED IN OTHER ASSETS: 0.27%
$           1,164    AMSTEL FUNDING CORPORATION++                                             1.70%        01/13/2009       1,164
              970    ANTALIS US FUNDING CORPORATION++                                         1.20         01/15/2009         970
              249    ANTALIS US FUNDING CORPORATION++                                         1.30         01/12/2009         249
            5,473    BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                       MORTGAGE BACKED SECURITIES (MATURITY VALUE $5,473)                     0.08         01/02/2009       5,473
              311    BANK OF IRELAND                                                          0.15         01/02/2009         311
            1,164    BARTON CAPITAL CORPORATION++                                             0.25         01/06/2009       1,164
            1,164    CANCARA ASSET SECURITIZATION LIMITED++                                   0.90         01/09/2009       1,164
              252    CHARIOT FUNDING LLC++                                                    0.28         01/05/2009         252
              991    CHEYNE FINANCE LLC++ +/- #### (a) (i)                                    0.00         02/25/2008          16
              763    CHEYNE FINANCE LLC++ +/- #### (a) (i)                                    0.00         05/19/2008          13
            1,242    CONCORD MINUTEMAN CAPITAL COMPANY++                                      1.15         01/15/2009       1,241
            3,008    CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                       COLLATERALIZED BY US TREASURY SECURITIES (MATURITY VALUE $3,008)       0.01         01/02/2009       3,008
            4,619    DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                       MORTGAGE BACKED SECURITIES (MATURITY VALUE $4,619)                     0.10         01/02/2009       4,619
            1,194    DEXIA CREDIT LOCAL DE FRANCE SA                                          0.90         01/02/2009       1,194
            1,358    E.ON AG++                                                                0.95         01/20/2009       1,358
              621    FALCON ASSET SECURITIZATION CORPORATION++                                0.55         01/12/2009         621
            4,619    GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                       MORTGAGE BACKED SECURITIES (MATURITY VALUE $4,619)                     0.06         01/02/2009       4,619
            3,665    GRYPHON FUNDING LIMITED (a) (i)                                          0.00         08/23/2009       1,534
            2,872    JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                       MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,872)                     0.05         01/02/2009       2,872

                                   Wells Fargo Advantage Variable Trust Funds 99

Portfolio of Investments -- December 31, 2008

VT INTERNATIONAL CORE FUND

PRINCIPAL            SECURITY NAME                                                       INTEREST RATE   MATURITY DATE    VALUE
-----------------    ----------------------------------------------------------------    -------------  --------------  ---------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$           1,242    KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                           1.40%       01/14/2009    $   1,241
            1,242    LEXINGTON PARKER CAPITAL++                                               1.15        01/15/2009        1,241
            1,281    LLOYDS TSB BK PLC LONDON                                                 0.30        01/02/2009        1,281
            1,164    METLIFE SHORT TERM FUNDING++                                             0.70        01/12/2009        1,164
            1,164    MONT BLANC CAPITAL CORPORATION++                                         1.00        01/12/2009        1,164
            4,619    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                       BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $4,619)                  0.04        01/02/2009        4,619
            1,087    PARK AVENUE RECEIVABLES++                                                0.35        01/12/2009        1,087
              776    PRUDENTIAL PLC++                                                         1.25        01/14/2009          776
              272    PRUDENTIAL PLC                                                           1.35        01/12/2009          272
              194    PRUDENTIAL PLC                                                           2.00        01/12/2009          194
            1,164    REGENCY MARKETS #1 LLC++                                                 0.90        01/12/2009        1,162
              583    TICONDEROGA MASTER FUNDING LIMITED++                                     0.30        01/06/2009          583
            1,320    UNICREDITO ITALIANO NY                                                   3.15        01/05/2009        1,320
            1,426    VICTORIA FINANCE LLC++ +/- #### (a) (i)                                  0.11        07/28/2008          770
              828    VICTORIA FINANCE LLC++ +/- #### (a) (i)                                  0.14        08/07/2008          447
            1,015    VICTORIA FINANCE LLC++ +/- #### (a) (i)                                  1.43        04/03/2008          548
            1,648    VICTORIA FINANCE LLC++ +/- #### (a) (i)                                  1.44        02/15/2008          890
            1,530    WHITE PINE FINANCE LLC++ +/- #### (a) (i)                                1.39        02/22/2008        1,354
              194    WINDMILL FUNDING CORPORATION++                                           0.35        01/07/2009          194
                                                                                                                           52,149
                                                                                                                        ---------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $66,347)                                                                     64,881
                                                                                                                        ---------

SHARES
-----------------
SHORT-TERM INVESTMENTS: 3.01%
          576,524    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~ +++                                                        576,524

TOTAL SHORT-TERM INVESTMENTS (COST $576,524)                                                                              576,524
                                                                                                                      -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $25,700,486)*                              100.18%                                                              $19,182,502
OTHER ASSETS AND LIABILITIES, NET                 (0.18)                                                                  (33,768)
                                                 ------                                                               -----------
TOTAL NET ASSETS                                 100.00%                                                              $19,148,734
                                                 ------                                                               -----------

----------
+     Non-income earning securities.

<<    All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers"under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-   Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $576,524.

* Cost for federal income tax purposes is $25,817,777 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation            $      767,767
Gross unrealized depreciation                (7,403,042)
                                         --------------
Net unrealized appreciation              $   (6,635,275)
  (depreciation)

The accompanying notes are an integral part of these financial statements.

100 Wells Fargo Advantage Variable Trust Funds

                                   Portfolio of Investments -- December 31, 2008

VT LARGE COMPANY CORE FUND

SHARES               SECURITY NAME                                                                          VALUE
-----------------    ---------------------------------------------------------------------------------   ------------
COMMON STOCKS: 97.71%

BUSINESS SERVICES: 11.25%
           14,000    EBAY INCORPORATED+                                                                  $    195,440
           18,900    MICROSOFT CORPORATION                                                                    367,416
           27,000    MONSTER WORLDWIDE INCORPORATED+                                                          326,430
            3,000    OMNICOM GROUP INCORPORATED                                                                80,760
           10,400    YAHOO! INCORPORATED+                                                                     126,880

                                                                                                            1,096,926
                                                                                                         ------------

CHEMICALS & ALLIED PRODUCTS: 7.55%
           10,000    BRISTOL-MYERS SQUIBB COMPANY                                                             232,500
            8,300    PFIZER INCORPORATED                                                                      146,993
            9,500    WYETH                                                                                    356,345

                                                                                                              735,838
                                                                                                         ------------

COMMUNICATIONS: 3.84%
           23,200    COMCAST CORPORATION CLASS A                                                              374,680
                                                                                                         ------------

DEPOSITORY INSTITUTIONS: 7.51%
           14,100    BANK OF AMERICA CORPORATION                                                              198,528
            7,000    BANK OF NEW YORK MELLON CORPORATION                                                      198,310
           18,200    CITIGROUP INCORPORATED                                                                   122,122
            6,100    JPMORGAN CHASE & COMPANY                                                                 192,333
            1,500    WESTERN UNION COMPANY                                                                     21,510

                                                                                                              732,803
                                                                                                         ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 14.25%
           16,000    ANALOG DEVICES INCORPORATED                                                              304,320
           22,400    CISCO SYSTEMS INCORPORATED+                                                              365,120
           17,500    GENERAL ELECTRIC COMPANY                                                                 283,500
               37    NORTEL NETWORKS CORPORATION ADR+ <<                                                           10
           24,000    NOVELLUS SYSTEMS INCORPORATED+                                                           296,160
            8,700    TYCO ELECTRONICS LIMITED                                                                 141,027

                                                                                                            1,390,137
                                                                                                         ------------

GENERAL MERCHANDISE STORES: 2.82%
            4,900    WAL-MART STORES INCORPORATED                                                             274,694
                                                                                                         ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.63%
           27,800    DELL INCORPORATED+                                                                       284,672
           18,000    INTEL CORPORATION                                                                        263,880

                                                                                                              548,552
                                                                                                         ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.90%
            4,500    COVIDIEN LIMITED                                                                         163,080
              700    ROCKWELL AUTOMATION INCORPORATED                                                          22,568

                                                                                                              185,648
                                                                                                         ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 2.95%
           13,300    TYCO INTERNATIONAL LIMITED                                                               287,280
                                                                                                         ------------

MISCELLANEOUS RETAIL: 6.11%
           19,500    STAPLES INCORPORATED                                                                     349,440
           10,000    WALGREEN COMPANY                                                                         246,700

                                                                                                              596,140
                                                                                                         ------------

                                  Wells Fargo Advantage Variable Trust Funds 101

Portfolio of Investments -- December 31, 2008

VT LARGE COMPANY CORE FUND

SHARES               SECURITY NAME                                                                                       VALUE
-----------------    ---------------------------------------------------------------------------------                ------------
MOTION PICTURES: 3.82%
           37,000    TIME WARNER INCORPORATED                                                                         $    372,220
                                                                                                                      ------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 1.05%
            5,500    AMERICAN EXPRESS COMPANY                                                                              102,025
                                                                                                                      ------------

OIL & GAS EXTRACTION: 4.24%
            6,300    DEVON ENERGY CORPORATION                                                                              413,973
                                                                                                                      ------------

PETROLEUM REFINING & RELATED INDUSTRIES: 11.30%
            5,200    CHEVRON CORPORATION                                                                                   384,644
            7,800    CONOCOPHILLIPS                                                                                        404,040
           14,500    VALERO ENERGY CORPORATION                                                                             313,780

                                                                                                                         1,102,464
                                                                                                                      ------------

PRIMARY METAL INDUSTRIES: 2.47%
           21,400    ALCOA INCORPORATED<<                                                                                  240,964
                                                                                                                      ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 3.45%
           14,500    MCGRAW-HILL COMPANIES INCORPORATED                                                                    336,255
                                                                                                                      ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.36%
           11,900    MERRILL LYNCH & COMPANY INCORPORATED                                                                  138,516
           11,800    MORGAN STANLEY<<                                                                                      189,272

                                                                                                                           327,788
                                                                                                                      ------------

TRANSPORTATION EQUIPMENT: 1.47%
            7,900    JOHNSON CONTROLS INCORPORATED                                                                         143,463
                                                                                                                      ------------

TRAVEL & RECREATION: 2.74%
           11,000    CARNIVAL CORPORATION                                                                                  267,520
                                                                                                                      ------------

TOTAL COMMON STOCKS (COST $16,225,912)                                                                                   9,529,370
                                                                                                                      ------------

COLLATERAL FOR SECURITIES LENDING: 2.90%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.57%
           13,855    AIM STIT-LIQUID ASSETS PORTFOLIO                                                                       13,855
           13,855    BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                           13,855
           13,855    DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                             13,855
           13,855    DWS MONEY MARKET SERIES INSTITUTIONAL                                                                  13,855

                                                                                                                            55,420
                                                                                                                      ------------

PRINCIPAL                                                                                INTEREST RATE  MATURITY DATE
-----------------                                                                        -------------  -------------
COLLATERAL INVESTED IN OTHER ASSETS: 2.33%
$           5,069    AMSTEL FUNDING CORPORATION++                                             1.70%        01/13/2009       5,066
            4,224    ANTALIS US FUNDING CORPORATION++                                         1.20         01/15/2009       4,222
            1,083    ANTALIS US FUNDING CORPORATION++                                         1.30         01/12/2009       1,083
           23,824    BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                       MORTGAGE BACKED SECURITIES (MATURITY VALUE $23,824)                    0.08         01/02/2009      23,824
            1,352    BANK OF IRELAND                                                          0.15         01/02/2009       1,352
            5,069    BARTON CAPITAL CORPORATION++                                             0.25         01/06/2009       5,069
            5,069    CANCARA ASSET SECURITIZATION LIMITED++                                   0.90         01/09/2009       5,068
            1,098    CHARIOT FUNDING LLC++                                                    0.28         01/05/2009       1,098
            4,314    CHEYNE FINANCE LLC++ +/- #### (a) (i)                                    0.00         02/25/2008          71
            3,321    CHEYNE FINANCE LLC++ +/- #### (a) (i)                                    0.00         05/19/2008          55
            5,407    CONCORD MINUTEMAN CAPITAL COMPANY++                                      1.15         01/15/2009       5,404

102 Wells Fargo Advantage Variable Trust Funds

                                   Portfolio of Investments -- December 31, 2008

VT LARGE COMPANY CORE FUND

PRINCIPAL            SECURITY NAME                                                       INTEREST RATE  MATURITY DATE    VALUE
-----------------    ----------------------------------------------------------------    -------------  -------------  ---------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$          13,094    CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                       COLLATERALIZED BY US TREASURY SECURITIES
                       (MATURITY VALUE $13,094)                                               0.01%        01/02/2009  $  13,094
           20,106    DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                       MORTGAGE BACKED SECURITIES (MATURITY VALUE $20,106)                    0.10         01/02/2009     20,106
            5,196    DEXIA CREDIT LOCAL DE FRANCE SA                                          0.90         01/02/2009      5,196
            5,914    E.ON AG++                                                                0.95         01/20/2009      5,911
            2,703    FALCON ASSET SECURITIZATION CORPORATION++                                0.55         01/12/2009      2,703
           20,106    GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                       MORTGAGE BACKED SECURITIES (MATURITY VALUE $20,106)                    0.06         01/02/2009     20,106
           15,953    GRYPHON FUNDING LIMITED (a) (i)                                          0.00         08/23/2009      6,679
           12,503    JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                       MORTGAGE BACKED SECURITIES (MATURITY VALUE $12,503)                    0.05         01/02/2009     12,503
            5,407    KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                           1.40         01/14/2009      5,404
            5,407    LEXINGTON PARKER CAPITAL++                                               1.15         01/15/2009      5,404
            5,576    LLOYDS TSB BK PLC LONDON                                                 0.30         01/02/2009      5,576
            5,069    METLIFE SHORT TERM FUNDING++                                             0.70         01/12/2009      5,068
            5,069    MONT BLANC CAPITAL CORPORATION++                                         1.00         01/12/2009      5,067
           20,106    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                       MORTGAGE BACKED SECURITIES (MATURITY VALUE $20,106)                    0.04         01/02/2009     20,106
            4,731    PARK AVENUE RECEIVABLES++                                                0.35         01/12/2009      4,730
            3,379    PRUDENTIAL PLC++                                                         1.25         01/14/2009      3,378
            1,183    PRUDENTIAL PLC                                                           1.35         01/12/2009      1,182
              845    PRUDENTIAL PLC                                                           2.00         01/12/2009        844
            5,069    REGENCY MARKETS #1 LLC++                                                 0.90         01/12/2009      5,069
            2,540    TICONDEROGA MASTER FUNDING LIMITED++                                     0.30         01/06/2009      2,540
            5,745    UNICREDITO ITALIANO NY                                                   3.15         01/05/2009      5,746
            6,206    VICTORIA FINANCE LLC++ +/- #### (a) (i)                                  0.11         07/28/2008      3,351
            3,604    VICTORIA FINANCE LLC++ +/- #### (a) (i)                                  0.14         08/07/2008      1,946
            4,420    VICTORIA FINANCE LLC++ +/- #### (a) (i)                                  1.43         04/03/2008      2,387
            7,175    VICTORIA FINANCE LLC++ +/- #### (a) (i)                                  1.44         02/15/2008      3,874
            6,662    WHITE PINE FINANCE LLC++ +/- #### (a) (i)                                1.39         02/22/2008      5,895
              845    WINDMILL FUNDING CORPORATION++                                           0.35         01/07/2009        845

                                                                                                                         227,022
                                                                                                                       ---------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $297,687)                                                                  282,442
                                                                                                                       ---------

SHARES
-----------------
SHORT-TERM INVESTMENTS: 2.72%
          265,492    Wells Fargo Advantage Money Market Trust~++                                                          265,492
                                                                                                                      -----------

TOTAL SHORT-TERM INVESTMENTS (COST $265,492)                                                                              265,492
                                                                                                                      -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $16,789,091)*                              103.33%                                                              $10,077,304
OTHER ASSETS AND LIABILITIES, NET                 (3.33)                                                                 (324,944)
                                                 ------                                                               -----------
TOTAL NET ASSETS                                 100.00%                                                              $ 9,752,360
                                                 ------                                                               -----------

                                  Wells Fargo Advantage Variable Trust Funds 103

Portfolio of Investments -- December 31, 2008

VT LARGE COMPANY CORE FUND

----------
+     Non-income earning securities.

<<    All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers"under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-   Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $265,492.

* Cost for federal income tax purposes is $16,851,391 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $    129,669
Gross unrealized depreciation                  (6,903,756)
                                             ------------
Net unrealized appreciation (depreciation)   $ (6,774,087)


The accompanying notes are an integral part of these financial statements.

104 Wells Fargo Advantage Variable Trust Funds

                                   Portfolio of Investments -- December 31, 2008

VT LARGE COMPANY GROWTH FUND

SHARES               SECURITY NAME                                                                           VALUE
-----------------    ---------------------------------------------------------------------------------   -------------
COMMON STOCKS: 98.29%

APPAREL & ACCESSORY STORES: 1.74%
           23,600    KOHL'S CORPORATION+                                                                 $     854,320
                                                                                                         -------------

BIOPHARMACEUTICALS: 7.94%
           26,100    GENENTECH INCORPORATED+                                                                 2,163,951
           26,000    GENZYME CORPORATION+                                                                    1,725,620

                                                                                                             3,889,571
                                                                                                         -------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 6.18%
           36,200    FASTENAL COMPANY<<                                                                      1,261,570
           82,200    LOWE'S COMPANIES INCORPORATED                                                           1,768,944

                                                                                                             3,030,514
                                                                                                         -------------

BUSINESS SERVICES: 16.55%
           22,100    AUTOMATIC DATA PROCESSING INCORPORATED                                                    869,414
           74,000    EBAY INCORPORATED+                                                                      1,033,040
           11,800    FACTSET RESEARCH SYSTEMS INCORPORATED<<                                                   522,032
            8,100    GOOGLE INCORPORATED CLASS A+                                                            2,491,965
          164,270    MICROSOFT CORPORATION                                                                   3,193,409

                                                                                                             8,109,860
                                                                                                         -------------

CHEMICALS & ALLIED PRODUCTS: 3.83%
           32,500    AMGEN INCORPORATED+                                                                     1,876,875
                                                                                                         -------------

DEPOSITORY INSTITUTIONS: 1.07%
           36,700    WESTERN UNION COMPANY                                                                     526,278
                                                                                                         -------------

E-COMMERCE/SERVICES: 1.40%
           13,400    AMAZON.COM INCORPORATED+                                                                  687,152
                                                                                                         -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 11.98%
          168,900    CISCO SYSTEMS INCORPORATED+                                                             2,753,070
           41,100    LINEAR TECHNOLOGY CORPORATION<<                                                           909,132
           83,100    NOKIA OYJ ADR                                                                           1,296,360
           25,550    QUALCOMM INCORPORATED                                                                     915,457

                                                                                                             5,874,019
                                                                                                         -------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 4.11%
           76,650    PAYCHEX INCORPORATED                                                                    2,014,362
                                                                                                         -------------

GENERAL MERCHANDISE STORES: 6.97%
           58,700    TARGET CORPORATION<<                                                                    2,026,911
           24,800    WAL-MART STORES INCORPORATED                                                            1,390,288

                                                                                                             3,417,199
                                                                                                         -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 6.63%
            9,400    APPLE INCORPORATED+                                                                       802,290
           56,000    EMC CORPORATION+                                                                          586,320
          126,900    INTEL CORPORATION                                                                       1,860,354

                                                                                                             3,248,964
                                                                                                         -------------

MEDICAL EQUIPMENT & SUPPLIES: 4.75%
           74,175    MEDTRONIC INCORPORATED                                                                  2,330,579
                                                                                                         -------------

PERSONAL SERVICES: 1.13%
           23,800    CINTAS CORPORATION                                                                        552,874
                                                                                                         -------------

                                  Wells Fargo Advantage Variable Trust Funds 105

Portfolio of Investments -- December 31, 2008

VT LARGE COMPANY GROWTH FUND

SHARES               SECURITY NAME                                                                                        VALUE
-----------------    ---------------------------------------------------------------------------------                -----------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 19.02%
          188,350    CHARLES SCHWAB CORPORATION                                                                       $ 3,045,620
            3,100    CME GROUP INCORPORATED                                                                               645,141
           23,700    FRANKLIN RESOURCES INCORPORATED                                                                    1,511,586
           34,625    GOLDMAN SACHS GROUP INCORPORATED                                                                   2,922,004
           33,800    T. ROWE PRICE GROUP INCORPORATED<<                                                                 1,197,872

                                                                                                                        9,322,223
                                                                                                                      -----------

TRANSPORTATION SERVICES: 4.99%
           24,800    C.H. ROBINSON WORLDWIDE INCORPORATED                                                               1,364,744
           32,500    EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                1,081,273

                                                                                                                        2,446,017
                                                                                                                      -----------

TOTAL COMMON STOCKS (COST $62,451,472)                                                                                 48,180,807
                                                                                                                      -----------

COLLATERAL FOR SECURITIES LENDING: 11.04%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.17%
          265,499    AIM STIT-LIQUID ASSETS PORTFOLIO                                                                     265,499
          265,499    BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                         265,499
          265,499    DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                           265,499
          265,499    DWS MONEY MARKET SERIES INSTITUTIONAL                                                                265,499

                                                                                                                        1,061,996
                                                                                                                      -----------

PRINCIPAL                                                                                INTEREST RATE   MATURITY DATE
-----------------                                                                        -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 8.87%
$          97,134    AMSTEL FUNDING CORPORATION++                                             1.70%        01/13/2009      97,079
           80,945    ANTALIS US FUNDING CORPORATION++                                         1.20         01/15/2009      80,907
           20,754    ANTALIS US FUNDING CORPORATION++                                         1.30         01/12/2009      20,746
          456,528    BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                       BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $456,530)                0.08         01/02/2009     456,528
           25,902    BANK OF IRELAND                                                          0.15         01/02/2009      25,902
           97,134    BARTON CAPITAL CORPORATION++                                             0.25         01/06/2009      97,130
           97,134    CANCARA ASSET SECURITIZATION LIMITED++                                   0.90         01/09/2009      97,114
           21,046    CHARIOT FUNDING LLC++                                                    0.28         01/05/2009      21,045
           82,663    CHEYNE FINANCE LLC++ +/- #### (a) (i)                                    0.00         02/25/2008       1,364
           63,642    CHEYNE FINANCE LLC++ +/- #### (a) (i)                                    0.00         05/19/2008       1,050
          103,609    CONCORD MINUTEMAN CAPITAL COMPANY++                                      1.15         01/15/2009     103,563
          250,929    CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                     COLLATERALIZED BY US TREASURY SECURITIES
                       (MATURITY VALUE $250,929)                                              0.01         01/02/2009     250,929
          385,297    DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                       MORTGAGE BACKED SECURITIES (MATURITY VALUE $385,299)                   0.10         01/02/2009     385,297
           99,562    DEXIA CREDIT LOCAL DE FRANCE SA                                          0.90         01/02/2009      99,562
          113,323    E.ON AG++                                                                0.95         01/20/2009     113,266
           51,805    FALCON ASSET SECURITIZATION CORPORATION++                                0.55         01/12/2009      51,796
          385,297    GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                       MORTGAGE BACKED SECURITIES (MATURITY VALUE $385,298)                   0.06         01/02/2009     385,297
          305,702    GRYPHON FUNDING LIMITED (a) (i)                                          0.00         08/23/2009     127,997
          239,596    JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                       MORTGAGE BACKED SECURITIES (MATURITY VALUE $239,597)                   0.05         01/02/2009     239,596
          103,609    KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                           1.40         01/14/2009     103,557
          103,609    LEXINGTON PARKER CAPITAL++                                               1.15         01/15/2009     103,563
          106,847    LLOYDS TSB BK PLC LONDON                                                 0.30         01/02/2009     106,845
           97,134    METLIFE SHORT TERM FUNDING LLC++                                         0.70         01/12/2009      97,113
           97,134    MONT BLANC CAPITAL CORPORATION++                                         1.00         01/12/2009      97,104

106 Wells Fargo Advantage Variable Trust Funds

                                   Portfolio of Investments -- December 31, 2008

VT LARGE COMPANY GROWTH FUND

PRINCIPAL            SECURITY NAME                                                   INTEREST RATE    MATURITY DATE      VALUE
-----------------    -----------------------------------------------------------     -------------    -------------   -----------
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$         385,297    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                       BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $385,298)           0.04%          01/02/2009    $   385,297
           90,658    PARK AVENUE RECEIVABLES++                                           0.35           01/12/2009         90,648
           64,756    PRUDENTIAL PLC++                                                    1.25           01/14/2009         64,727
           22,665    PRUDENTIAL PLC                                                      1.35           01/12/2009         22,655
           16,189    PRUDENTIAL PLC                                                      2.00           01/12/2009         16,179
           97,134    REGENCY MARKETS #1 LLC++                                            0.90           01/12/2009         97,107
           48,674    TICONDEROGA MASTER FUNDING LIMITED++                                0.30           01/06/2009         48,672
          110,085    UNICREDITO ITALIANO NY                                              3.15           01/05/2009        110,105
          118,931    VICTORIA FINANCE LLC++ +/- #### (a) (i)                             0.11           07/28/2008         64,223
           69,065    VICTORIA FINANCE LLC++ +/- #### (a) (i)                             0.14           08/07/2008         37,295
           84,701    VICTORIA FINANCE LLC++ +/- #### (a) (i)                             1.43           04/03/2008         45,739
          137,494    VICTORIA FINANCE LLC++ +/- #### (a) (i)                             1.44           02/15/2008         74,247
          127,667    WHITE PINE FINANCE LLC++ +/- #### (a) (i)                           1.39           02/22/2008        112,974
           16,189    WINDMILL FUNDING CORPORATION++                                      0.35           01/07/2009         16,188

                                                                                                                        4,350,406
                                                                                                                      -----------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $5,494,777)                                                               5,412,402
                                                                                                                      -----------

SHARES
-----------------
SHORT-TERM INVESTMENTS: 1.93%
          945,031    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~ +++                                                        945,031
                                                                                                                     ------------

TOTAL SHORT-TERM INVESTMENTS (COST $945,031)                                                                              945,031

TOTAL INVESTMENTS IN SECURITIES
(COST $68,891,280)*                              111.26%                                                             $ 54,538,240
Other Assets and Liabilities, Net                (11.26)                                                               (5,521,532)
                                                 ------                                                              ------------
TOTAL NET ASSETS                                 100.00%                                                             $ 49,016,708
                                                 ------                                                              ------------

----------
+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-   Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $945,031.

* Cost for federal income tax purposes is $70,004,177 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $  1,707,413
Gross unrealized depreciation                 (17,173,350)
                                             ------------
Net unrealized appreciation (depreciation)   $(15,465,937)
                                             ------------

The accompanying notes are an integral part of these financial statements.

                                  Wells Fargo Advantage Variable Trust Funds 107

Portfolio of Investments -- December 31, 2008

VT MONEY MARKET FUND


PRINCIPAL            SECURITY NAME                                                   INTEREST RATE    MATURITY DATE      VALUE
-----------------    -----------------------------------------------------------     -------------    -------------   -----------
CERTIFICATES OF DEPOSIT: 4.53%
$       1,000,000    BANK OF SCOTLAND PLC (NEW YORK)+/-                                  2.55%          08/14/2009    $ 1,000,000
          250,000    BARCLAYS BANK PLC (NEW YORK)+/-                                     0.97           02/27/2009        250,000
          500,000    BNP PARIBAS (NEW YORK)                                              3.12           02/20/2009        500,000
          500,000    CALYON (NEW YORK)                                                   3.00           01/20/2009        500,000
          250,000    RABOBANK NEDERLAND NV (NEW YORK)                                    3.02           03/09/2009        250,000
          250,000    U.S. BANK NATIONAL ASSOCIATION                                      2.86           04/20/2009        250,000

TOTAL CERTIFICATES OF DEPOSIT (COST $2,750,000)                                                                         2,750,000
                                                                                                                      -----------

COMMERCIAL PAPER: 51.90%
          500,000    ACTS RETIREMENT-LIFE COMMUNITIES INCORPORATED                       2.00           01/08/2009        499,833
          400,000    ALLIED IRISH BANKS PLC++                                            2.08           02/13/2009        399,029
          300,000    ALLIED IRISH BANKS PLC++                                            2.25           03/12/2009        298,706
        1,000,000    AMSTEL FUNDING CORPORATION++                                        2.60           01/09/2009        999,494
          250,000    ANZ NATIONAL INTERNATIONAL LIMITED++                                3.04           04/20/2009        247,720
          200,000    BASF SE++                                                           1.90           01/12/2009        199,894
          250,000    BASF SE++                                                           1.90           02/11/2009        249,472
          400,000    BELMONT FUNDING LLC++                                               1.40           01/08/2009        399,907
          250,000    CAFCO LLC++                                                         1.65           02/17/2009        249,473
          250,000    CHARTA LLC++                                                        1.65           02/13/2009        249,519
          500,000    CITIBANK CREDIT CARD ISSUANCE TRUST++                               1.70           02/25/2009        498,725
          250,000    CITIBANK CREDIT CARD ISSUANCE TRUST++                               1.80           03/03/2009        249,250
          250,000    CITIBANK OMNI MASTER TRUST++                                        4.50           01/22/2009        249,375
          250,000    CITIBANK OMNI MASTER TRUST++                                        4.50           01/26/2009        249,250
          250,000    CITIBANK OMNI MASTER TRUST++                                        4.50           01/29/2009        249,156
        1,000,000    CLIPPER RECEIVABLES COMPANY LLC++                                   1.25           01/06/2009        999,862
          500,000    CME GROUP INCORPORATED++                                            3.00           01/13/2009        499,542
          250,000    CME GROUP INCORPORATED++                                            2.45           01/14/2009        249,796
          500,000    CONCORD MINUTEMAN CAPITAL COMPANY++                                 1.00           01/06/2009        499,944
          250,000    CRC FUNDING LLC++                                                   1.65           02/17/2009        249,473
          500,000    E.ON AG++                                                           2.40           01/22/2009        499,333
          600,000    EBBETS FUNDING LLC++                                                1.40           01/08/2009        599,860
          250,000    EDISON ASSET SECURITIES LLC++                                       1.75           02/19/2009        249,417
          250,000    EKSPORTFINANS ASA++                                                 1.80           03/09/2009        249,175
          300,000    ERASMUS CAPITAL CORPORATION++                                       2.50           01/02/2009        300,000
          250,000    FAIRWAY FINANCE CORPORATION++                                       4.40           01/14/2009        249,633
          300,000    FALCON ASSET SECURITY COMPANY LLC++                                 1.50           02/10/2009        299,513
          250,000    FORTIS FUNDING LLC++                                                3.10           03/05/2009        248,665
        1,000,000    FORTIS FUNDING LLC++                                                1.50           01/05/2009        999,875
        1,000,000    GALLEON CAPITAL LLC++                                               1.25           01/06/2009        999,862
          400,000    GE CAPITAL                                                          1.85           02/18/2009        399,034
          250,000    GOVCO LLC++                                                         1.60           02/11/2009        249,556
          250,000    GOVCO LLC++                                                         2.50           04/27/2009        248,003
        1,000,000    GRAMPIAN FUNDING LLC++                                              0.70           01/07/2009        999,903
          250,000    IRISH LIFE & PERMANENT LLC++                                        2.85           03/05/2009        248,773
          250,000    IRISH LIFE & PERMANENT LLC++                                        4.45           01/20/2009        249,444
          400,000    KBC FINANCIAL PRODUCTION INTERNATIONAL LIMITED++                    2.15           06/25/2009        395,843
          250,000    KBC FINANCIAL PRODUCTION INTERNATIONAL LIMITED++                    3.01           02/05/2009        249,289
          500,000    KINGDOM OF DENMARK                                                  1.52           03/04/2009        498,712
          500,000    KINGDOM OF DENMARK                                                  1.55           03/16/2009        498,428
          600,000    LEXINGTON PARKER CAPITAL++                                          1.00           01/06/2009        599,933
          500,000    LIBERTY STREET FUNDING LLC++                                        4.60           01/15/2009        499,169
          250,000    LIBERTY STREET FUNDING LLC++                                        4.00           01/23/2009        249,417
          250,000    LIBERTY STREET FUNDING LLC++                                        2.00           03/02/2009        249,181
          500,000    LMA AMERICAS LLC++                                                  2.00           02/27/2009        498,444
          500,000    MATCHPOINT MASTER TRUST++                                           4.45           01/13/2009        499,320

108 Wells Fargo Advantage Variable Trust Funds

                                   Portfolio of Investments -- December 31, 2008

VT MONEY MARKET FUND

PRINCIPAL            SECURITY NAME                                                   INTEREST RATE    MATURITY DATE      VALUE
-----------------    -----------------------------------------------------------     -------------    -------------   -----------
COMMERCIAL PAPER (continued)
$       1,000,000    MERRILL LYNCH & COMPANY TLGP                                        2.42%          01/21/2009    $   998,725
          500,000    METLIFE SHORT TERM FUNDING LLC++                                    4.50           01/16/2009        499,125
          250,000    METLIFE SHORT TERM FUNDING LLC++                                    3.80           01/23/2009        249,446
          250,000    METLIFE SHORT TERM FUNDING LLC++                                    2.11           02/13/2009        249,385
          400,000    MONT BLANC CAPITAL CORPORATION++                                    2.00           03/09/2009        398,533
          300,000    NATIONWIDE BUILDING SOCIETY++                                       3.04           01/12/2009        299,747
          250,000    PICAROS FUNDING LLC++                                               4.75           01/12/2009        249,670
          250,000    RANGER FUNDING COMPANY LLC++                                        1.60           02/24/2009        249,411
          250,000    REGENCY MARKETS # 1 LLC++                                           1.75           01/14/2009        249,854
          250,000    REGENCY MARKETS # 1 LLC++                                           4.40           01/20/2009        249,450
          350,000    REGENCY MARKETS # 1 LLC++                                           2.00           02/17/2009        349,106
          250,000    SCALDIS CAPITAL LLC++                                               2.40           02/17/2009        249,233
          500,000    SCALDIS CAPITAL LLC++                                               2.35           02/19/2009        498,433
          250,000    SHEFFIELD RECEIVABLES CORPORATION++                                 1.60           02/06/2009        249,611
          350,000    STARBIRD FUNDING CORPORATION++                                      2.00           01/16/2009        349,728
          250,000    SURREY FUNDING CORPORATION++                                        4.50           01/27/2009        249,219
          250,000    SURREY FUNDING CORPORATION++                                        4.50           01/28/2009        249,188
          300,000    SWEDISH EXPORT CREDIT CORPORATION                                   1.72           01/27/2009        299,642
          250,000    SWEDISH EXPORT CREDIT CORPORATION                                   1.70           02/09/2009        249,551
          300,000    SWEDISH EXPORT CREDIT CORPORATION                                   1.83           03/13/2009        298,933
          250,000    THAMES ASSET GLOBAL SECURITIZATION INCORPORATED++                   4.50           01/26/2009        249,250
          250,000    THAMES ASSET GLOBAL SECURITIZATION INCORPORATED++                   2.00           02/25/2009        249,250
          350,000    THAMES ASSET GLOBAL SECURITIZATION INCORPORATED++                   2.20           03/09/2009        348,588
          250,000    THUNDER BAY FUNDING LLC++                                           1.65           03/05/2009        249,290
          250,000    TICONDEROGA FUNDING LLC++                                           1.50           01/09/2009        249,927
          250,000    TOYOTA MOTOR CREDIT CORPORATION                                     2.20           02/17/2009        249,297
          500,000    TOYOTA MOTOR CREDIT CORPORATION                                     2.30           03/03/2009        498,083
          250,000    TULIP FUNDING CORPORATION++                                         4.60           01/15/2009        249,585
          500,000    TULIP FUNDING CORPORATION++                                         4.55           01/21/2009        498,799
          500,000    TULIP FUNDING CORPORATION++                                         1.75           03/02/2009        498,566
          600,000    UBS FINANCE DELAWARE LLC                                            2.28           03/06/2009        597,606
        1,000,000    VERSAILLES COMMERCIAL PAPER LLC++                                   1.50           01/07/2009        999,792
          500,000    WESTPAC SECURITIES NZ LIMITED++                                     1.64           03/18/2009        498,292
          250,000    WINDMILL FUNDING CORPORATION++                                      4.60           01/07/2009        249,840

TOTAL COMMERCIAL PAPER (COST $31,537,357)                                                                              31,537,357
                                                                                                                      -----------

CORPORATE BONDS & NOTES: 8.56%
        1,000,000   BANK OF IRELAND+/- ++                                                4.32           10/02/2009      1,000,000
          300,000   BASF FINANCE EUROPE NV+/- ++                                         4.51           11/20/2009        300,000
          300,000   BES FINANCE LIMITED+/- ++                                            1.96           03/02/2009        300,000
          250,000   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE+/- ++        2.36           09/10/2009        250,000
          250,000   COMMONWEALTH BANK (AUSTRALIA)+/- ++                                  4.35           10/02/2009        250,000
          500,000   DNB NOR BANK ASA+/- ++                                               0.48           03/25/2009        500,000
          100,000   GBG LLC+/- ++ SS                                                     4.00           09/01/2027        100,000
          250,000   IBM INTERNATIONAL GROUP CAPITAL LLC+/- ++                            2.39           09/25/2009        250,000
          500,000   INTESA BANK (IRELAND) PLC+/- ++                                      0.49           03/25/2009        500,000
          100,000   LTF REAL ESTATE VRDN I LLC+/- ++ SS                                  1.75           06/01/2033        100,000
          500,000   RABOBANK NEDERLAND NV+/- ++                                          2.58           10/09/2009        500,000
          250,000   ROYAL BANK OF CANADA+/- ++                                           2.45           10/15/2009        250,000
          400,000   ROYAL BANK OF SCOTLAND GROUP PLC+/- ++                               2.40           10/09/2009        400,000
          250,000   SVENSKA HANDELSBANKEN AB+/- ++                                       3.89           08/25/2009        250,000
          250,000   WACHOVIA BANK NA+/- (l)                                              4.42           05/01/2009        250,000

TOTAL CORPORATE BONDS & NOTES (COST $5,200,000)                                                                         5,200,000
                                                                                                                      -----------

                                  Wells Fargo Advantage Variable Trust Funds 109

Portfolio of Investments -- December 31, 2008

VT MONEY MARKET FUND

PRINCIPAL            SECURITY NAME                                                   INTEREST RATE    MATURITY DATE      VALUE
-----------------    ------------------------------                                  -------------    -------------   -----------
EXTENDABLE BONDS: 1.15%
$         500,000    MERRILL LYNCH & COMPANY+/-                                          0.60%          03/24/2009    $   500,000
          200,000    MERRILL LYNCH & COMPANY+/-                                          1.02           03/18/2009        200,000

TOTAL EXTENDABLE BONDS (COST $700,000)                                                                                    700,000
                                                                                                                      -----------

MEDIUM TERM NOTES: 1.64%
          250,000    BEAR STEARNS COMPANY INCORPORATED+/-                                1.56           03/30/2009        249,312
          500,000    GENERAL ELECTRIC CAPITAL CORPORATION+/-                             1.89           10/09/2009        500,000
          250,000    ING USA GLOBAL FUNDING TRUST+/-(i)                                  2.03           10/19/2009        250,000

TOTAL MEDIUM TERM NOTES (COST$999,312)                                                                                    999,312
                                                                                                                      -----------

MUNICIPAL BONDS & NOTES: 1.25%
          300,000    COLORADO HOUSING & FINANCE AUTHORITY SINGLE TAXABLE CL I
                       SERIES A-2 (HOUSING REVENUE, DEXIA INSURED)+/- ss                 6.25           05/01/2038        300,000
          460,000    MISSISSIPPI STATE TAXABLE NISSAN PROJECT A
                       (GO UNLIMITED, BANK OF AMERICA NA LOC)+/- ss                      0.95           11/01/2028        459,979

TOTAL MUNICIPAL BONDS & NOTES (COST $759,979)                                                                             759,979
                                                                                                                      -----------

SECURED MASTER NOTE AGREEMENT: 3.68%
       1,102,000    BANK OF AMERICA SECURITIES LLC+/- ss (e)                             0.17                           1,102,000
       1,137,000    CITIGROUP GLOBAL MARKETS INCORPORATED+/- ss (e)                      0.17                           1,137,000

TOTAL SECURED MASTER NOTE AGREEMENT (COST $2,239,000)                                                                   2,239,000
                                                                                                                      -----------

REPURCHASE AGREEMENTS: 15.48%
        3,000,000    BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                       SECURITIES (MATURITY VALUE $3,000,013)                            0.08           01/02/2009      3,000,000
        3,404,785    CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
                       GOVERNMENT SECURITIES (MATURITY VALUE $3,404,787)                 0.10           01/02/2009      3,404,785
        1,000,000    GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                       GOVERNMENT SECURITIES (MATURITY VALUE $1,000,003)(i)              1.00           01/13/2009      1,000,000
        1,000,000    GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                       GOVERNMENT SECURITIES (MATURITY VALUE $1,000,004)                 0.07           01/05/2009      1,000,000
        1,000,000    GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                       GOVERNMENT SECURITIES (MATURITY VALUE $1,000,007)                 0.12           01/06/2009      1,000,000

TOTAL REPURCHASE AGREEMENTS (COST $9,404,785)                                                                           9,404,785
                                                                                                                      -----------
TIME DEPOSITS: 11.35%
        1,000,000    DANSKE BANK AS COPENHAGEN                                           1.00           01/02/2009      1,000,000
          900,000    DEXIA CREDIT LOCAL DE FRANCE SA                                     0.90           01/02/2009        900,000
        1,000,000    KBC BANK NV BRUSSELS                                                0.03           01/02/2009      1,000,000
        1,000,000    LLOYDS TSB BK PLC LONDON                                            0.30           01/02/2009      1,000,000
        1,000,000    NATEXIS BANQUES POPULAIR                                            1.00           01/02/2009      1,000,000
        1,000,000    NORDEA BANK AB                                                      0.02           01/02/2009      1,000,000
        1,000,000    SOCIETE GENERALE CAYMAN ISLANDS                                     0.05           01/07/2009      1,000,000

TOTAL TIME DEPOSITS (COST $6,900,000)                                                                                   6,900,000
                                                                                                                      -----------

TOTAL INVESTMENTS IN SECURITIES (COST $60,490,433)*     99.54%                                                        $60,490,433
Other Assets and Liabilities, Net                        0.46                                                             277,139
                                                       ------                                                         -----------
TOTAL NET ASSETS                                       100.00%                                                        $60,767,572
                                                       ------                                                         -----------

110 Wells Fargo Advantage Variable Trust Funds

                                   Portfolio of Investments -- December 31, 2008

VT MONEY MARKET FUND

----------
+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(i)   Illiquid security.

ss These securities are subject to a demand feature which reduces the effective maturity.

(e)   The security is a private placement with no stated maturity date.

(l)   Long-term security of an affiliate of the Fund with a cost of $250,000.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                                  Wells Fargo Advantage Variable Trust Funds 111

Portfolio of Investments -- December 31, 2008

VT OPPORTUNITY FUND

SHARES               SECURITY NAME                                                                                        VALUE
-----------------    ----------------------------------------------------------------------------------------------   -----------
COMMON STOCKS: 88.75%

AMUSEMENT & RECREATION SERVICES: 1.01%
          320,000    INTERNATIONAL GAME TECHNOLOGY                                                                    $ 3,804,800
                                                                                                                      -----------

APPAREL & ACCESSORY STORES: 1.09%
          310,000    NORDSTROM INCORPORATED<<                                                                           4,126,100
                                                                                                                      -----------

BUSINESS SERVICES: 9.71%
          377,000    AKAMAI TECHNOLOGIES INCORPORATED<< +                                                               5,688,930
          265,000    ELECTRONIC ARTS INCORPORATED+                                                                      4,250,600
          160,000    FISERV INCORPORATED+                                                                               5,819,200
          337,000    IMS HEALTH INCORPORATED                                                                            5,108,920
          355,000    NCR CORPORATION+                                                                                   5,019,700
          198,100    OMNICOM GROUP INCORPORATED                                                                         5,332,852
          415,000    RED HAT INCORPORATED+                                                                              5,486,300

                                                                                                                       36,706,502
                                                                                                                      -----------

CHEMICALS & ALLIED PRODUCTS: 4.98%
          102,620    AMGEN INCORPORATED+                                                                                5,926,305
           83,000    CLOROX COMPANY                                                                                     4,611,480
          140,000    PRAXAIR INCORPORATED                                                                               8,310,400

                                                                                                                       18,848,185
                                                                                                                      -----------

COAL MINING: 0.39%
           65,000    PEABODY ENERGY CORPORATION                                                                         1,478,750
                                                                                                                      -----------

COMMUNICATIONS: 6.33%
          375,000    CABLEVISION SYSTEMS CORPORATION NEW YORK GROUP CLASS A                                             6,315,000
          477,000    COMCAST CORPORATION CLASS A                                                                        7,703,550
          226,000    LIBERTY MEDIA CORPORATION ENTERTAINMENT CLASS A+                                                   3,950,480
          605,000    LIBERTY MEDIA CORPORATION INTERACTIVE SERIES A+                                                    1,887,600
          185,000    SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                          4,070,000

                                                                                                                       23,926,630
                                                                                                                      -----------

DEPOSITORY INSTITUTIONS: 3.95%
          230,000    BANK OF NEW YORK MELLON CORPORATION                                                                6,515,900
          129,000    BB&T CORPORATION                                                                                   3,542,340
          190,000    MARSHALL & ILSLEY CORPORATION<<                                                                    2,591,600
           65,000    TORONTO-DOMINION BANK                                                                              2,287,768

                                                                                                                       14,937,608
                                                                                                                      -----------

EATING & DRINKING PLACES: 1.77%
          237,023    DARDEN RESTAURANTS INCORPORATED                                                                    6,679,308
                                                                                                                      -----------

EDUCATIONAL SERVICES: 1.63%
           80,442    APOLLO GROUP INCORPORATED CLASS A+                                                                 6,163,466
                                                                                                                      -----------

ELECTRIC, GAS & SANITARY SERVICES: 1.86%
          284,500    REPUBLIC SERVICES INCORPORATED                                                                     7,052,755
                                                                                                                      -----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 10.08%
          200,000    AMPHENOL CORPORATION CLASS A                                                                       4,796,000
        4,190,000    ARM HOLDINGS PLC                                                                                   5,304,470
          285,000    MEMC ELECTRONIC MATERIALS INCORPORATED+                                                            4,069,800
          335,000    MICROSEMI CORPORATION+                                                                             4,234,400
          395,000    NETAPP INCORPORATED<< +                                                                            5,518,150
        1,302,000    ON SEMICONDUCTOR CORPORATION<< +                                                                   4,426,800

112 Wells Fargo Advantage Variable Trust Funds

                                   Portfolio of Investments -- December 31, 2008

VT OPPORTUNITY FUND

SHARES        SECURITY NAME                                                                        VALUE
------------  -----------------------------------------------------------------------------     ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
     318,000  POLYCOM INCORPORATED<< +                                                          $  4,296,180
     140,000  ROCKWELL COLLINS INCORPORATED                                                        5,472,600

                                                                                                  38,118,400
                                                                                                ------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.68%
     194,000  ACCENTURE LIMITED CLASS A                                                            6,361,260
                                                                                                ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.67%
     170,000  CROWN HOLDINGS INCORPORATED+                                                         3,264,000
     195,000  ILLINOIS TOOL WORKS INCORPORATED                                                     6,834,750

                                                                                                  10,098,750
                                                                                                ------------

FOOD & KINDRED PRODUCTS: 1.43%
     240,000  PEPSI BOTTLING GROUP INCORPORATED                                                    5,402,400
                                                                                                ------------

FOOD STORES: 1.01%
     145,000  KROGER COMPANY                                                                       3,829,450
                                                                                                ------------

GENERAL MERCHANDISE STORES: 1.20%
     132,000  TARGET CORPORATION<<                                                                  4,557,960
                                                                                                ------------

HEALTH SERVICES: 1.11%
   2,350,000  HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A+                                  4,206,500
                                                                                                ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.45%
     175,000  DOVER CORPORATION                                                                    5,761,000
     175,000  NATIONAL OILWELL VARCO INCORPORATED+                                                 4,277,000
     255,000  PALL CORPORATION                                                                     7,249,650
     750,000  SEAGATE TECHNOLOGY                                                                   3,322,500

                                                                                                  20,610,150
                                                                                                ------------

INSURANCE CARRIERS: 5.30%
     145,000  ACE LIMITED                                                                          7,673,400
     160,000  HCC INSURANCE HOLDINGS INCORPORATED                                                  4,280,000
     157,000  RENAISSANCERE HOLDINGS LIMITED                                                       8,094,920

                                                                                                  20,048,320
                                                                                                ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 5.79%
     305,000  COOPER COMPANIES INCORPORATED                                                        5,002,000
     190,000  RESMED INCORPORATED+                                                                 7,121,200
     117,200  ROCKWELL AUTOMATION INCORPORATED                                                     3,778,528
     163,500  WATERS CORPORATION+                                                                  5,992,275

                                                                                                  21,894,003
                                                                                                ------------

MEDICAL EQUIPMENT & SUPPLIES: 1.37%
     165,000  MEDTRONIC INCORPORATED                                                               5,184,300
                                                                                                ------------
MEDICAL PRODUCTS: 1.23%
     115,000  ZIMMER HOLDINGS INCORPORATED+                                                        4,648,300
                                                                                                ------------

METAL MINING: 0.23%
      35,000  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B+                                   855,400
                                                                                                ------------

MISCELLANEOUS RETAIL: 3.02%
     173,000  CVS CAREMARK CORPORATION                                                             4,972,020
     360,000  STAPLES INCORPORATED                                                                 6,451,200

                                                                                                  11,423,220
                                                                                                ------------

                                  Wells Fargo Advantage Variable Trust Funds 113

Portfolio of Investments -- December 31, 2008

VT OPPORTUNITY FUND

SHARES        SECURITY NAME                                                                         VALUE
------------  -----------------------------------------------------------------------------     -------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.27%
     183,520  J.B. HUNT TRANSPORT SERVICES INCORPORATED                                         $   4,821,070
                                                                                                -------------

OIL & GAS EXTRACTION: 5.76%
      30,000  APACHE CORPORATION                                                                    2,235,900
     143,000  TRANSOCEAN LIMITED+                                                                   6,756,750
     545,000  WEATHERFORD INTERNATIONAL LIMITED+                                                    5,896,900
     195,000  XTO ENERGY INCORPORATED                                                               6,877,650

                                                                                                   21,767,200
                                                                                                -------------

PERSONAL SERVICES: 0.89%
     230,700  REGIS CORPORATION                                                                     3,352,071
                                                                                                -------------

PRIMARY METAL INDUSTRIES: 1.05%
      86,000  NUCOR CORPORATION                                                                     3,973,200
                                                                                                -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.80%
     470,800  INVESCO LIMITED                                                                       6,798,352
                                                                                                -------------

TRANSPORTATION BY AIR: 0.83%
     380,000  TAM SA ADR<< +                                                                         3,131,200
                                                                                                -------------

TRANSPORTATION EQUIPMENT: 1.51%
     315,000  JOHNSON CONTROLS INCORPORATED                                                         5,720,400
                                                                                                -------------

TRAVEL & RECREATION: 1.35%
     210,000  CARNIVAL CORPORATION                                                                  5,107,200
                                                                                                -------------

TOTAL COMMON STOCKS (COST $ 463,633,025)                                                          335,633,210
                                                                                                -------------

INVESTMENT COMPANIES: 3.91%

STOCK FUNDS: 3.91%
     180,000  UTILITIES SELECT SECTOR SPDR FUND                                                     5,225,400
     132,100  VANGUARD REIT ETF                                                                     4,815,046
      78,000  VANGUARD UTILITIES ETF                                                                4,761,900

                                                                                                   14,802,346
                                                                                                -------------

TOTAL INVESTMENT COMPANIES (COST $ 14,617,263)                                                     14,802,346
                                                                                                -------------

RIGHTS: 0.00%
     230,000  SEAGATE TECHNOLOGY RIGHTS+(a)                                                                 0

TOTAL RIGHTS (COST $ 0)                                                                                     0
                                                                                                -------------

COLLATERAL FOR SECURITIES LENDING: 4.83%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.95%
     895,968  AIM STIT-LIQUID ASSETS PORTFOLIO                                                        895,968
     895,968  BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                            895,968
     895,968  DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                              895,968
     895,968  DWS MONEY MARKET SERIES INSTITUTIONAL                                                   895,968

                                                                                                    3,583,872
                                                                                                -------------

PRINCIPAL                                                       INTEREST RATE   MATURITY DATE
------------                                                    -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 3.88%
$    327,793  AMSTEL FUNDING CORPORATION++                         1.70%         01/13/2009           327,608
     273,161  ANTALIS US FUNDING CORPORATION++                     1.20          01/15/2009           273,034
      70,039  ANTALIS US FUNDING CORPORATION++                     1.30          01/12/2009            70,011

114 Wells Fargo Advantage Variable Trust Funds

                                   Portfolio of Investments -- December 31, 2008

VT OPPORTUNITY FUND

PRINCIPAL     SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
------------  -------------------------------------------------------------------    -------------   -------------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  1,540,629  BANK of America Repurchase Agreement - 102% Collateralized by
                Mortgage Backed Securities (Maturity Value $ 1,540,636)                  0.08%        01/02/2009     $  1,540,629
      87,412  BANK OF IRELAND                                                            0.15         01/02/2009           87,412
     327,793  BARTON CAPITAL CORPORATION++                                               0.25         01/06/2009          327,782
     327,793  CANCARA ASSET SECURITIZATION LIMITED++                                     0.90         01/09/2009          327,728
      71,022  CHARIOT FUNDING LLC++                                                      0.28         01/05/2009           71,020
     278,960  CHEYNE FINANCE LLC#### (a) (i)++ +/-                                       0.00         02/25/2008            4,603
     214,771  CHEYNE FINANCE LLC#### (a) (i)++ +/-                                       0.00         05/19/2008            3,544
     349,646  CONCORD MINUTEMAN CAPITAL COMPANY++                                        1.15         01/15/2009          349,490
     846,799  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY US TREASURY SECURITIES (MATURITY VALUE $846,799)       0.01         01/02/2009          846,799
   1,300,247  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,300,254)                   0.10         01/02/2009        1,300,247
     335,988  DEXIA CREDIT LOCAL DE FRANCE SA                                            0.90         01/02/2009          335,988
     382,426  E.ON AG++                                                                  0.95         01/20/2009          382,234
     174,823  FALCON ASSET SECURITIZATION CORPORATION++                                  0.55         01/12/2009          174,794
   1,300,247  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,300,251)                   0.06         01/02/2009        1,300,247
   1,031,641  GRYPHON FUNDING LIMITED(a) (i)                                             0.00         08/23/2009          431,948
     808,557  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (MATURITY VALUE $808,559)                     0.05         01/02/2009          808,557
     349,646  KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                             1.40         01/14/2009          349,469
     349,646  LEXINGTON PARKER CAPITAL++                                                 1.15         01/15/2009          349,490
     360,573  LLOYDS TSB BK PLC LONDON                                                   0.30         01/02/2009          360,573
     327,793  METLIFE SHORT TERM FUNDING LLC++                                           0.70         01/12/2009          327,723
     327,793  MONT BLANC CAPITAL CORPORATION++                                           1.00         01/12/2009          327,693
   1,300,247  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,300,250)                   0.04         01/02/2009        1,300,247
     305,940  PARK AVENUE RECEIVABLES COMPANY LLC++                                      0.35         01/12/2009          305,908
     218,529  PRUDENTIAL PLC++                                                           1.25         01/14/2009          218,430
      76,485  PRUDENTIAL PLC                                                             1.35         01/12/2009           76,454
      54,632  PRUDENTIAL PLC                                                             2.00         01/12/2009           54,599
     327,793  REGENCY MARKETS #1 LLC++                                                   0.90         01/12/2009          327,703
     164,257  TICONDEROGA MASTER FUNDING LIMITED++                                       0.30         01/06/2009          164,250
     371,499  UNICREDITO ITALIANO NY                                                     3.15         01/05/2009          371,578
     401,352  VICTORIA FINANCE LLC#### (a) (i) ++ +/-                                    0.11         07/28/2008          216,730
     233,072  VICTORIA FINANCE LLC#### (a) (i) ++ +/-                                    0.14         08/07/2008          125,859
     285,839  VICTORIA FINANCE LLC#### (a) (i) ++ +/-                                    1.43         04/03/2008          154,353
     463,994  VICTORIA FINANCE LLC#### (a) (i) ++ +/-                                    1.44         02/15/2008          250,557
     430,832  WHITE PINE FINANCE LLC#### (a) (i) ++ +/-                                  1.39         02/22/2008          381,241
      54,632  WINDMILL FUNDING CORPORATION++                                             0.35         01/07/2009           54,629
                                                                                                                       14,681,161
                                                                                                                     ------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $ 19,843,913)                                                            18,265,033
                                                                                                                     ------------

                                  Wells Fargo Advantage Variable Trust Funds 115

Portfolio of Investments -- December 31, 2008

VT OPPORTUNITY FUND

SHARES        SECURITY NAME                                                                                             VALUE
------------  -------------------------------------------------------------------                                   -------------
SHORT-TERM INVESTMENTS: 7.97%
  30,145,145  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~ +++                                                         $  30,145,145

TOTAL SHORT-TERM INVESTMENTS (COST $30,145,145)                                                                        30,145,145
                                                                                                                    -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $528,239,346)*                                                      105.46%                                   $ 398,845,734

OTHER ASSETS AND LIABILITIES, NET                                          (5.46)                                     (20,648,245)
                                                                          ------                                    -------------

TOTAL NET ASSETS                                                          100.00%                                   $ 378,197,489
                                                                          ------                                    -------------

----------
<<    All or a portion of this security is on loan.

+     Non-income earning securities.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-   Variable rate investments.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++ Short-term security of an affiliate of the Fund with a cost of $30,145,145.

* Cost for federal income tax purposes is $532,494,851 and net unrealized appreciation (depreciation) consists of:

        Gross unrealized appreciation                     $   22,167,365
        Gross unrealized depreciation                       (155,816,482)
                                                          --------------
        Net unrealized appreciation (depreciation)        $ (133,649,117)

The accompanying notes are an integral part of these financial statements.

116 Wells Fargo Advantage Variable Trust Funds

                                   Portfolio of Investments -- December 31, 2008

VT SMALL CAP GROWTH FUND

SHARES        SECURITY NAME                                                                        VALUE
------------  ------------------------------------------------------------------------------    ------------
COMMON STOCKS: 101.52%

AMUSEMENT & RECREATION SERVICES: 2.22%
      90,697  WMS INDUSTRIES INCORPORATED+ <<                                                   $  2,439,749
                                                                                                ------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 1.65%
     144,242  WRIGHT EXPRESS CORPORATION+                                                          1,817,449
                                                                                                ------------

BUSINESS SERVICES: 22.70%
      26,041  BANKRATE INCORPORATED+ <<                                                              989,558
      51,600  FORRESTER RESEARCH INCORPORATED+                                                     1,455,636
     104,599  GARTNER INCORPORATED+                                                                1,865,000
     338,820  GLOBAL CASH ACCESS INCORPORATED+                                                       752,180
     259,911  LAWSON SOFTWARE INCORPORATED+                                                        1,231,978
     209,219  MARCHEX INCORPORATED CLASS B                                                         1,219,747
      46,300  MONSTER WORLDWIDE INCORPORATED+                                                        559,767
     216,894  OMNITURE INCORPORATED+ <<                                                            2,307,752
     300,334  ON ASSIGNMENT INCORPORATED+                                                          1,702,894
      47,949  PHASE FORWARD INCORPORATED+                                                            600,321
     190,000  SAPIENT CORPORATION+                                                                   843,600
     610,736  SKILLSOFT PLC ADR+                                                                   4,360,655
     192,034  SYKES ENTERPRISES INCORPORATED+                                                      3,671,690
     125,758  SYNCHRONOSS TECHNOLOGIES INCORPORATED+                                               1,340,580
     153,522  TELETECH HOLDINGS INCORPORATED+                                                      1,281,909
      95,032  THE KNOT INCORPORATED+                                                                 790,666

                                                                                                  24,973,933
                                                                                                ------------

CASINO & GAMING: 0.27%
      38,400  PINNACLE ENTERTAINMENT INCORPORATED+                                                   294,912
                                                                                                ------------

CHEMICALS & ALLIED PRODUCTS: 2.25%
      49,183  INVERNESS MEDICAL INNOVATIONS INCORPORATED+ <<                                         930,051
      98,754  NOVEN PHARMACEUTICALS INCORPORATED+                                                  1,086,294
      47,179  PAREXEL INTERNATIONAL CORPORATION+                                                     458,108

                                                                                                   2,474,453
                                                                                                ------------

COMMUNICATIONS: 3.40%
     124,425  CBEYOND INCORPORATED+                                                                1,988,312
     193,000  LIVE NATION INCORPORATED+ <<                                                         1,107,820
      71,449  LODGENET ENTERTAINMENT CORPORATION+ <<                                                  50,014
     412,586  PAETEC HOLDING CORPORATION+                                                            594,124

                                                                                                   3,740,270
                                                                                                ------------

DEPOSITORY INSTITUTIONS: 0.97%
      64,800  FIRST COMMONWEALTH FINANCIAL CORPORATION                                               802,224
       9,252  SIGNATURE BANK+                                                                        265,440

                                                                                                   1,067,664
                                                                                                ------------

E-COMMERCE/SERVICES: 3.78%
     303,186  GSI COMMERCE INCORPORATED+ <<                                                        3,189,517
      13,200  PRICELINE.COM INCORPORATED+ <<                                                         972,180

                                                                                                   4,161,697
                                                                                                ------------

EATING & DRINKING PLACES: 0.49%
      70,000  TEXAS ROADHOUSE INCORPORATED CLASS A+ <<                                               542,500
                                                                                                ------------

EDUCATIONAL SERVICES: 0.38%
      22,166  GRAND CANYON EDUCATION INCORPORATED+ <<                                                416,277
                                                                                                ------------

                                  Wells Fargo Advantage Variable Trust Funds 117

Portfolio of Investments -- December 31, 2008

VT SMALL CAP GROWTH FUND

SHARES        SECURITY NAME                                                                        VALUE
------------  ------------------------------------------------------------------------------    ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 15.88%
      13,225  ACUITY BRANDS INCORPORATED                                                        $    461,685
      61,200  GRAFTECH INTERNATIONAL LIMITED+                                                        509,184
      50,700  GREATBATCH INCORPORATED+ <<                                                          1,341,522
     227,934  INFORMATION SERVICES GROUP INCORPORATED+                                               774,976
      37,400  INTERSIL CORPORATION CLASS A                                                           343,706
     128,551  MICROSEMI CORPORATION+                                                               1,624,885
     535,600  PMC-SIERRA INCORPORATED+                                                             2,603,016
      89,133  POLYPORE INTERNATIONAL INCORPORATED+                                                   673,845
      68,972  POWER INTEGRATIONS INCORPORATED<<                                                    1,371,163
      25,500  REGAL-BELOIT CORPORATION                                                               968,745
      46,700  SILICON LABORATORIES INCORPORATED+                                                   1,157,226
     148,388  SOLERA HOLDINGS INCORPORATED+                                                        3,576,151
      75,654  SYNAPTICS INCORPORATED+ <<                                                           1,252,830
      86,169  UNIVERSAL DISPLAY CORPORATION+ <<                                                      814,297

                                                                                                  17,473,231
                                                                                                ------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 5.94%
      38,459  ADVISORY BOARD COMPANY+                                                                857,636
      52,294  NAVIGANT CONSULTING INCORPORATED+                                                      829,906
     219,580  RESOURCES CONNECTION INCORPORATED+ <<                                                3,596,720
      26,170  WATSON WYATT & COMPANY HOLDINGS                                                      1,251,449

                                                                                                   6,535,711
                                                                                                ------------

FINANCIAL INSTITUTIONS: 0.77%
      81,800  Dollar FINANCIAL Corporation+                                                          842,540
                                                                                                ------------

FOOD & KINDRED PRODUCTS: 0.41%
     161,103  Senomyx INCORPORATED+                                                                  449,477
                                                                                                ------------

FOOTWEAR: 0.27%
       3,700  Deckers OUTDOOR Corporation+                                                           295,519
                                                                                                ------------

HEALTH SERVICES: 2.15%
      52,959  CARDIONET INCORPORATED+                                                              1,305,439
      91,594  INVENTIV HEALTH INCORPORATED+                                                        1,056,995

                                                                                                   2,362,434
                                                                                                ------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.84%
     106,700  hhgregg INCORPORATED+                                                                  926,156
                                                                                                ------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.48%
     342,783  Great Wolf RESORTS Incorporated+ <<                                                    527,886
                                                                                                ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.63%
     100,610  Actuant CORPORATION Class A                                                          1,913,602
      67,735  Gardner Denver INCORPORATED+                                                         1,580,935
      18,100  The Middleby CORPORATION+ <<                                                           493,587

                                                                                                   3,988,124
                                                                                                ------------

INSURANCE CARRIERS: 3.49%
      50,477  First Mercury FINANCIAL Corporation+                                                   719,802
      16,745  The Navigators GROUP Incorporated+                                                     919,468
      77,800  Tower Group INCORPORATED                                                             2,194,738

                                                                                                   3,834,008
                                                                                                ------------

118 Wells Fargo Advantage Variable Trust Funds

                                   Portfolio of Investments -- December 31, 2008

VT SMALL CAP GROWTH FUND

SHARES        SECURITY NAME                                                                        VALUE
------------  ------------------------------------------------------------------------------    ------------
LEGAL SERVICES: 0.87%
      21,409  FTI CONSULTING INCORPORATED+ <<                                                   $    956,554
                                                                                                ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 10.30%
      76,700  ALIGN TECHNOLOGY INCORPORATED+ <<                                                      671,125
      98,942  CELERA CORPORATION+                                                                  1,101,224
      34,500  ESTERLINE TECHNOLOGIES CORPORATION+                                                  1,307,205
     158,400  EV3 INCORPORATED+                                                                      966,240
     308,965  IXIA+                                                                                1,785,818
     118,345  SENORX INCORPORATED+                                                                   276,927
     104,505  SIRONA DENTAL SYSTEMS INCORPORATED+ <<                                               1,097,303
      73,123  SONOSITE INCORPORATED+                                                               1,395,187
     233,017  SPECTRANETICS CORPORATION+                                                             608,174
     118,528  SYMMETRY MEDICAL INCORPORATED+                                                         944,668
      34,999  VARIAN INCORPORATED+                                                                 1,172,816

                                                                                                  11,326,687
                                                                                                ------------

MEDICAL MANAGEMENT SERVICES: 0.55%
      40,600  COVENTRY HEALTH CARE INCORPORATED+                                                     604,128
                                                                                                ------------

MEDICAL PRODUCTS: 1.24%
      90,826  VOLCANO CORPORATION+                                                                 1,362,390
                                                                                                ------------

METAL FABRICATE, HARDWARE: 0.43%
      44,900  CHART INDUSTRIES INCORPORATED+                                                         477,287
                                                                                                ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.83%
     184,042  SHUFFLE MASTER INCORPORATED+                                                           912,848
                                                                                                ------------

MOTION PICTURES: 2.22%
      95,564  CINEMARK HOLDINGS INCORPORATED                                                         710,041
     171,120  NATIONAL CINEMEDIA INCORPORATED                                                      1,735,157

                                                                                                   2,445,198
                                                                                                ------------

OIL & GAS EXTRACTION: 2.95%
     110,900  BRIGHAM EXPLORATION COMPANY+                                                           354,880
      56,300  CONCHO RESOURCES INCORPORATED+                                                       1,284,766
      28,000  GOODRICH PETROLEUM CORPORATION+ <<                                                     838,600
      61,400  VENOCO INCORPORATED+                                                                   166,394
      18,000  WHITING PETROLEUM CORPORATION+                                                         602,280

                                                                                                   3,246,920
                                                                                                ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 5.94%
     178,892  INNERWORKINGS INCORPORATED+ <<                                                       1,171,743
     159,350  SHUTTERFLY INCORPORATED+                                                             1,113,857
     228,510  VISTAPRINT LIMITED+ <<                                                               4,252,571

                                                                                                   6,538,171
                                                                                                ------------

REAL ESTATE: 0.43%
     109,250  CB RICHARD ELLIS GROUP INCORPORATED CLASS A+ <<                                        471,960
                                                                                                ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.25%
      62,141  EVERCORE PARTNERS INCORPORATED CLASS A                                                 776,141
     170,800  GFI GROUP INCORPORATED                                                                 604,632

                                                                                                   1,380,773
                                                                                                ------------

                                  Wells Fargo Advantage Variable Trust Funds 119

Portfolio of Investments -- December 31, 2008

VT SMALL CAP GROWTH FUND

SHARES        SECURITY NAME                                                                        VALUE
------------  ---------------------------------------------------------                         ------------
TRANSPORTATION EQUIPMENT: 1.05%
      40,300  POLARIS INDUSTRIES INCORPORATED<<                                                 $  1,154,595
                                                                                                ------------
TRANSPORTATION SERVICES: 1.49%
      33,700  HUB GROUP INCORPORATED CLASS A+                                                        894,061
     190,814  ORBITZ WORLDWIDE INCORPORATED+                                                         740,361

                                                                                                   1,634,422
                                                                                                ------------

TOTAL COMMON STOCKS (COST $170,811,409)                                                          111,675,923
                                                                                                ------------

COLLATERAL FOR SECURITIES LENDING: 20.93%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 4.11%
   1,129,067  AIM STIT-LIQUID ASSETS PORTFOLIO                                                     1,129,067
   1,129,067  BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                         1,129,067
   1,129,067  DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                           1,129,067
   1,129,067  DWS MONEY MARKET SERIES INSTITUTIONAL                                                1,129,067

                                                                                                   4,516,268
                                                                                                ------------

                                                                          INTEREST   MATURITY
PRINCIPAL                                                                   RATE       DATE
------------                                                              --------  ----------
COLLATERAL INVESTED IN OTHER ASSETS: 16.82%
$    413,073  AMSTEL FUNDING CORPORATION++                                  1.70%   01/13/2009       412,839
     344,228  ANTALIS US FUNDING CORPORATION++                              1.20    01/15/2009       344,067
      88,260  ANTALIS US FUNDING CORPORATION++                              1.30    01/12/2009        88,225
   1,941,444  BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                (MATURITY VALUE $1,941,453)                                 0.08    01/02/2009     1,941,444
     110,153  BANK OF IRELAND                                               0.15    01/02/2009       110,153
     413,073  BARTON CAPITAL CORPORATION++                                  0.25    01/06/2009       413,059
     413,073  CANCARA ASSET SECURITIZATION LIMITED++                        0.90    01/09/2009       412,991
      89,499  CHARIOT FUNDING LLC++                                         0.28    01/05/2009        89,496
     351,535  CHEYNE FINANCE LLC++ +/- #### (a) (i)                         0.00    02/25/2008         5,800
     270,646  CHEYNE FINANCE LLC++ +/- #### (a) (i)                         0.00    05/19/2008         4,466
     440,612  CONCORD MINUTEMAN CAPITAL COMPANY++                           1.15    01/15/2009       440,414
   1,067,106  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY US TREASURY SECURITIES
                (MATURITY VALUE $1,067,107)                                 0.01    01/02/2009     1,067,106
   1,638,524  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,638,533)   0.10    01/02/2009     1,638,524
     423,400  DEXIA CREDIT LOCAL DE FRANCE SA                               0.90    01/02/2009       423,400
     481,919  E.ON AG++                                                     0.95    01/20/2009       481,677
     220,306  FALCON ASSET SECURITIZATION CORPORATION++                     0.55    01/12/2009       220,269
   1,638,524  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,638,529)   0.06    01/02/2009     1,638,524
   1,300,037  GRYPHON FUNDING LIMITED (a) (i)                               0.00    08/23/2009       544,325
   1,018,914  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,018,917)   0.05    01/02/2009     1,018,914
     440,612  KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                1.40    01/14/2009       440,389
     440,612  LEXINGTON PARKER CAPITAL++                                    1.15    01/15/2009       440,414
     454,381  LLOYDS TSB BK PLC LONDON                                      0.30    01/02/2009       454,381
     413,073  METLIFE SHORT TERM FUNDING LLC++                              0.70    01/12/2009       412,985
     413,073  MONT BLANC CAPITAL CORPORATION++                              1.00    01/12/2009       412,947
   1,638,524  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,638,528)   0.04    01/02/2009     1,638,524
     385,535  PARK AVENUE RECEIVABLES                                       0.35    01/12/2009       385,494
     275,382  PRUDENTIAL PLC++                                              1.25    01/14/2009       275,258
      96,384  PRUDENTIAL PLC                                                1.35    01/12/2009        96,344

120 Wells Fargo Advantage Variable Trust Funds

                                   Portfolio of Investments -- December 31, 2008

VT SMALL CAP GROWTH FUND

                                                                         INTEREST   MATURITY
PRINCIPAL     SECURITY NAME                                                RATE       DATE         VALUE
------------  ----------------------------------------                   --------  ----------  -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     68,846  PRUDENTIAL PLC                                                2.00%  01/12/2009  $      68,803
     413,073  REGENCY MARKETS #1 LLC++                                      0.90   01/12/2009        412,960
     206,991  TICONDEROGA MASTER FUNDING LIMITED++                          0.30   01/06/2009        206,982
     468,150  UNICREDITO ITALIANO NY                                        3.15   01/05/2009        468,249
     505,769  VICTORIA FINANCE LLC++ +/- #### (a) (i)                       0.11   07/28/2008        273,115
     293,709  VICTORIA FINANCE LLC++ +/- #### (a) (i)                       0.14   08/07/2008        158,603
     360,204  VICTORIA FINANCE LLC++ +/- #### (a) (i)                       1.43   04/03/2008        194,510
     584,709  VICTORIA FINANCE LLC++ +/- #### (a) (i)                       1.44   02/15/2008        315,743
     542,918  WHITE PINE FINANCE LLC++ +/- #### (a) (i)                     1.39   02/22/2008        480,429
      68,846  WINDMILL FUNDING CORPORATION++                                0.35   01/07/2009         68,842

                                                                                                  18,500,665
                                                                                               -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $ 24,180,690)                                       23,016,933
                                                                                               -------------

SHARES
--------------------------------------------------------------
SHORT-TERM INVESTMENTS: 0.01%
      11,440  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~ +++                                           11,440

TOTAL SHORT-TERM INVESTMENTS (COST $11,440)                                                           11,440
                                                                                               -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $195,003,539)*                               122.46%                                     $ 134,704,296
OTHER ASSETS AND LIABILITIES, NET                  (22.46)                                       (24,708,178)
                                                   ------                                      -------------
TOTAL NET ASSETS                                   100.00%                                     $ 109,996,118
                                                   ------                                      -------------

----------
+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-   Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $11,440.

* Cost for federal income tax purposes is $198,944,379 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                      $   2,621,964
      Gross unrealized depreciation                        (66,862,047)
                                                         -------------
      Net unrealized appreciation (depreciation)         $ (64,240,083)


The accompanying notes are an integral part of these financial statements.

                                  Wells Fargo Advantage Variable Trust Funds 121

Portfolio of Investments -- December 31, 2008

VT SMALL/MID CAP VALUE FUND

SHARES        SECURITY NAME                                                                        VALUE
------------  ----------------------------------------------------------------------------      ------------
COMMON STOCKS: 96.44%

AMUSEMENT & RECREATION SERVICES: 0.27%
      20,680  CENTURY CASINOS INCORPORATED+                                                     $     21,300
                                                                                                ------------

APPAREL & ACCESSORY STORES: 0.40%
      14,375  DELIA*S INCORPORATED+                                                                   31,625
                                                                                                ------------

BIOPHARMACEUTICALS: 0.61%
     178,360  ENCORIUM GROUP INCORPORATED+                                                            48,157
                                                                                                ------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.82%
       2,375  CAVCO INDUSTRIES INCORPORATED+                                                          63,864
      16,104  PALM HARBOR HOMES INCORPORATED+                                                         80,198

                                                                                                     144,062
                                                                                                ------------

BUSINESS SERVICES: 11.85%
      83,735  3COM CORPORATION+                                                                      190,916
       4,915  ABM INDUSTRIES INCORPORATED                                                             93,631
       5,560  CLARUS CORPORATION+                                                                     23,630
       3,710  HEALTHCARE SERVICES GROUP                                                               59,100
       2,750  HENRY JACK & ASSOCIATES INCORPORATED                                                    53,378
      43,715  HILL INTERNATIONAL INCORPORATED+                                                       307,754
       4,275  IMS HEALTH INCORPORATED                                                                 64,809
      27,175  TIER TECHNOLOGIES INCORPORATED CLASS B+                                                146,745

                                                                                                     939,963
                                                                                                ------------

CHEMICALS & ALLIED PRODUCTS: 1.82%
       2,260  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                         67,167
      20,975  ORASURE TECHNOLOGIES INCORPORATED+                                                      77,188

                                                                                                     144,355
                                                                                                ------------

COMMUNICATIONS: 1.92%
      18,010  CHINA GRENTECH CORPORATION LIMITED ADR+                                                 21,612
      21,560  CINCINNATI BELL INCORPORATED+                                                           41,611
      37,240  CITADEL BROADCASTING CORPORATION+                                                        5,958
      66,580  SANDVINE CORPORATION+ (a)                                                               39,282
       1,980  SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                               43,560

                                                                                                     152,023
                                                                                                ------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.53%
      64,370  CHAMPION ENTERPRISES INCORPORATED+                                                      36,047
       2,395  U.S. HOME SYSTEMS INCORPORATED+                                                          6,203

                                                                                                      42,250
                                                                                                ------------

DEPOSITORY INSTITUTIONS: 1.73%
       7,240  FIRST SECURITY GROUP INCORPORATED                                                       33,449
         550  IBERIABANK CORPORATION                                                                  26,400
       7,068  PACIFIC PREMIER BANCORP INCORPORATED+                                                   27,495
       3,455  WESTERN UNION COMPANY                                                                   49,545

                                                                                                     136,889
                                                                                                ------------

ELECTRIC, GAS & SANITARY SERVICES: 0.75%
       7,590    EL PASO CORPORATION                                                                   59,430
                                                                                                ------------

122 Wells Fargo Advantage Variable Trust Funds

                                   Portfolio of Investments -- December 31, 2008

VT SMALL/MID CAP VALUE FUND

SHARES        SECURITY NAME                                                                        VALUE
------------  -------------------------------------------------------------------------------   ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.04%
       8,555  EMCORE CORPORATION+                                                               $     11,122
      28,178  EVANS & SUTHERLAND COMPUTER CORPORATION+                                                16,907
      11,855  GLOBECOMM SYSTEMS INCORPORATED+                                                         65,084
       6,015  INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                            52,692
      28,700  MICRON TECHNOLOGY INCORPORATED+                                                         75,768
     113,860  MRV COMMUNICATIONS INCORPORATED+                                                        87,672
       6,885  OSI SYSTEMS INCORPORATED+                                                               95,357
      34,920  POWER-ONE INCORPORATED+                                                                 41,555
      11,090  RICHARDSON ELECTRONICS LIMITED                                                          32,716

                                                                                                     478,873
                                                                                                ------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.93%
      12,425  Symyx Technologies Incorportated+                                                       73,805
                                                                                                ------------

HEALTH SERVICES: 1.93%
       1,995  Bio-Reference LABORATORIES Incorporated+                                                52,329
      10,238  Cross Country HEALTHCARE Incorporated+                                                  89,992
         650  Ensign Group INCORPORATED                                                               10,881

                                                                                                     153,202
                                                                                                ------------

HOLDING & OTHER INVESTMENT OFFICES: 13.33%
      27,755  ANNALY CAPITAL MANAGEMENT INCORPORATED                                                 440,472
      22,010  ANWORTH MORTGAGE ASSET CORPORATION                                                     141,524
      16,615  CAPSTEAD MORTGAGE CORPORATION                                                          178,944
       8,100  HILLTOP HOLDINGS INCORPORATED+                                                          78,898
      15,665  PRIMORIS SERVICES CORPORATION+                                                          80,988
       4,920  SUN COMMUNITIES INCORPORATED                                                            68,880
      11,252  UMH PROPERTIES INCORPORATED                                                             66,949

                                                                                                   1,056,655
                                                                                                ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.97%
      14,515  BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                            40,642
      13,961  CRAY INCORPORATED+                                                                      29,038
      12,470  INTERMEC INCORPORATED+                                                                 165,602
       2,955  LEXMARK INTERNATIONAL INCORPORATED+                                                     79,490

                                                                                                     314,772
                                                                                                ------------

INSURANCE CARRIERS: 1.37%
       2,365  Mercury General Corporation                                                            108,766
                                                                                                ------------

JUSTICE, PUBLIC ORDER & SAFETY: 2.50%
      11,003  Geo Group INCORPORATED+                                                                198,384
                                                                                                ------------

LEATHER & LEATHER PRODUCTS: 0.10%
      14,430  Bakers Footwear GROUP Incorporated+                                                      8,225
                                                                                                ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 2.08%
      37,020  Allied Healthcare PRODUCTS Incorporated+                                               107,728
         875  Haemonetics CORPORATION+                                                                49,438
      27,501  LTX-Credence CORPORATION+                                                                7,425

                                                                                                     164,591
                                                                                                ------------

METAL MINING: 15.30%
       1,995  Agnico-Eagle Mines Limited                                                             102,403
      23,385  Apex Silver Mines LIMITED+                                                              22,917
         610  Freeport-McMoRan COPPER & Gold Incorporated Class B+                                    14,908

                                  Wells Fargo Advantage Variable Trust Funds 123

Portfolio of Investments -- December 31, 2008

VT SMALL/MID CAP VALUE FUND

SHARES        SECURITY NAME                                                                        VALUE
------------  ----------------------------------------------------------------------------     -------------
METAL MINING (continued)
      10,760  GOLDCORP INCORPORATED                                                             $    339,263
       4,170  NEWMONT MINING CORPORATION                                                             169,719
      30,830  PETAQUILLA MINERALS LIMITED+                                                            11,099
      11,770  RANDGOLD RESOURCES LIMITED ADR                                                         516,938
       4,600  YAMANA GOLD INCORPORATED                                                                35,512

                                                                                                   1,212,759
                                                                                                ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.16%
      26,690  ACCO BRANDS CORPORATION+                                                                92,081
                                                                                                ------------
MOTION PICTURES: 0.99%
       2,850  DISCOVERY COMMUNICATIONS INCORPORATED+                                                  40,356
       2,845  DISCOVERY HOLDING COMPANY+                                                              38,095

                                                                                                      78,451
                                                                                                ------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.25%
       6,955  YRC WORLDWIDE INCORPORATED+                                                             19,961
                                                                                                ------------
OIL & GAS EXTRACTION: 15.37%
       3,265  CANADIAN NATURAL RESOURCES LIMITED                                                     130,535
      19,450  ENERGY XXI BERMUDA LIMITED                                                              15,366
      28,400  GLOBAL INDUSTRIES LIMITED+                                                              99,116
       8,170  HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                              59,151
       2,915  HELMERICH & PAYNE INCORPORATED                                                          66,316
       5,515  HERCULES OFFSHORE INCORPORATED+                                                         26,196
      13,970  KEY ENERGY SERVICES INCORPORATED+                                                       61,611
      15,478  MCMORAN EXPLORATION COMPANY+                                                           151,684
       1,880  NEWFIELD EXPLORATION COMPANY+                                                           37,130
      36,430  NEWPARK RESOURCES INCORPORATED+                                                        134,791
       2,190  PENN WEST ENERGY TRUST                                                                  24,353
       2,780  PETROQUEST ENERGY INCORPORATED+                                                         18,793
       2,115  PIONEER NATURAL RESOURCES COMPANY                                                       34,221
       2,300  PRIDE INTERNATIONAL INCORPORATED+                                                       36,754
       3,682  RANGE RESOURCES CORPORATION                                                            126,624
       4,320  SANDRIDGE ENERGY INCORPORATED+                                                          26,568
      21,250  TRILOGY ENERGY TRUST                                                                    99,494
       8,250  WILLBROS GROUP INCORPORATED+                                                            69,878

                                                                                                   1,218,581
                                                                                                ------------
OIL FIELD SERVICES: 0.24%
       4,360  TRICO MARINE SERVICES INCORPORATED+                                                     19,489
                                                                                                ------------

PETROLEUM REFINING & RELATED INDUSTRIES: 3.30%
      11,060  INTEROIL CORPORATION+                                                                  152,075
       1,935  MARATHON OIL CORPORATION                                                                52,942
       1,990  WD-40 COMPANY                                                                           56,297

                                                                                                     261,314
                                                                                                ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.24%
      50,780  R.H. DONNELLEY CORPORATION+                                                             18,789
                                                                                                ------------

REAL ESTATE: 1.92%
      10,040  CHIMERA INVESTMENT CORPORATION                                                          34,638
       4,435  HATTERAS FINANCIAL CORPORATION                                                         117,971
                                                                                                     152,609
                                                                                                ------------

124 Wells Fargo Advantage Variable Trust Funds

                                   Portfolio of Investments -- December 31, 2008

VT SMALL/MID CAP VALUE FUND

SHARES        SECURITY NAME                                                                        VALUE
------------  ----------------------------------------------------------------------------      ------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.41%
      44,308  Intertape Polymer Group Incorporated+                                             $     32,345
                                                                                                ------------

SOCIAL SERVICES: 0.61%
       3,215  ABB Limited ADR                                                                         48,257
                                                                                                ------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.75%
      15,740  Gentex Corporation                                                                     138,984
                                                                                                ------------
THEATERS & ENTERTAINMENT: 0.90%
       6,960  Regal Entertainment Group Class A                                                       71,055
                                                                                                ------------

TRANSPORTATION EQUIPMENT: 0.05%
      39,905  Fleetwood Enterprises Incorporated+                                                      3,991
                                                                                                ------------

TOTAL COMMON STOCKS (COST $ 14,157,998)                                                            7,645,993
                                                                                                ------------

                                                                           EXPIRATION DATE
                                                                           ---------------
WARRANTS: 0.27%
      21,715  Primoris Services Corporation Warrant+                         10/22/2010               21,281

TOTAL WARRANTS (COST $ 55,520)                                                                        21,281
                                                                                                ------------
SHORT-TERM INVESTMENTS: 1.92%
     152,421  Wells Fargo Advantage Money Market Trust~ +++                                          152,421
                                                                                                ------------

TOTAL SHORT-TERM INVESTMENTS (COST $ 152,421)                                                        152,421
                                                                                                ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $14,365,939)*                                        98.63%                               $  7,819,695
OTHER ASSETS AND LIABILITIES, NET                           1.37                                     108,666
                                                          ------                                ------------
TOTAL NET ASSETS                                          100.00%                               $  7,928,361
                                                          ------                                ------------

----------
+     Non-income earning securities.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $152,421.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

* Cost for federal income tax purposes is $14,753,421 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                   $    402,091
      Gross unrealized depreciation                     (7,335,817)
                                                      ------------
      Net unrealized appreciation (depreciation)      $ (6,933,726)

The accompanying notes are an integral part of these financial statements.

                                  Wells Fargo Advantage Variable Trust Funds 125

Portfolio of Investments -- December 31, 2008

VT TOTAL RETURN BOND FUND

                                                                                               INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                                      RATE        DATE          VALUE
------------  ----------------------------------------------------------------------------   ----------   ----------   -----------
ASSET BACKED SECURITIES: 10.56%
$    270,000  AMERICREDIT PRIME AUTOMOBILE RECEIVABLES TRUST SERIES 2007-1 CLASS A3              5.27%    11/08/2011   $   267,562
     246,000  CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2005-A10 CLASS A+/-                 1.28     09/15/2015       173,312
     152,000  CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2005-A6 CLASS A6+/-                 4.80     07/15/2015       117,284
     550,000  CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2006-A11 CLASS A11+/-               1.29     06/17/2019       317,076
     105,000  CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2006-A5 CLASS A5+/-                 1.26     01/15/2016        77,660
     308,000  CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2007-A4 CLASS A4+/-                 1.23     03/15/2015       231,009
     195,000  CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2007-A6 CLASS A6+/-                 1.27     05/15/2013       175,532
   1,114,000  CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2008-A3 CLASS A3                    5.05     02/16/2016       971,871
     181,000  CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2008-A5 CLASS A5                    4.85     02/18/2014       167,935
       7,678  CITICORP RESIDENTIAL MORTGAGE SECURITIES INCORPORATED SERIES 2006-1 CLASS A1       5.96     07/25/2036         7,560
     141,000  CITICORP RESIDENTIAL MORTGAGE SECURITIES INCORPORATED SERIES 2006-1 CLASS A2       5.68     07/25/2036       132,792
     160,000  CITICORP RESIDENTIAL MORTGAGE SECURITIES INCORPORATED SERIES 2006-2 CLASS A2       5.56     09/25/2036       153,019
      74,730  CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2007-AHL1 CLASS A2A+/-           0.51     12/25/2036        64,330
     478,000  COMET SERIES 2007-A7 CLASS A7                                                      5.75     07/15/2020       359,132
     157,116  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-S1 CLASS A2                      5.55     08/25/2021       130,432
     407,000  DAIMLER MASTER OWNER TRUST SERIES 2006-A CLASS A+/- (i)                            1.23     11/15/2011       382,970
     450,000  DISCOVER CARD MASTER TRUST SERIES 2006-2 CLASS A3+/-                               1.28     01/19/2016       325,392
     297,000  DISCOVER CARD MASTER TRUST SERIES 2007-A1 CLASS A1                                 5.65     03/16/2020       224,905
     265,000  DISCOVER CARD MASTER TRUST SERIES 2007-A2 CLASS A2+/-                              3.16     06/15/2015       203,412
     349,000  DISCOVER CARD MASTER TRUST SERIES 2008-A3 CLASS A3                                 5.10     10/15/2013       327,996
     689,000  DISCOVER CARD MASTER TRUST SERIES 2008-A4 CLASS A4                                 5.65     12/15/2015       611,619
     251,000  DOMINOS PIZZA MASTER ISSUER LLC SERIES 2007-1 CLASS A2++ (i)                       5.26     04/25/2037       160,101
     323,000  FORD CREDIT FLOORPLAN MASTER OWNER TRUST SERIES 2006-4 CLASS A+/- (i)              1.45     06/15/2013       260,754
      85,615  GREAT AMERICA LEASING RECEIVABLES SERIES 2006-1 CLASS A3++                         5.34     01/15/2010        85,545
      81,000  HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2007-2 CLASS A4                            5.12     08/15/2013        77,800
     112,000  HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2008-1 CLASS A3A                           4.25     02/15/2013       107,980
     100,000  HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2006-3 CLASS A4                            5.22     06/15/2013        96,027
      79,000  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2008-1 CLASS A4                          4.88     08/18/2011        71,581
     463,000  HUNTINGTON AUTO TRUST SERIES 2008-1 CLASS A3A++ (i)                                4.81     04/16/2012       427,056
     314,000  HUNTINGTON AUTO TRUST SERIES 2008-1 CLASS A4++ (i)                                 5.64     02/15/2013       276,173
      72,000  HYUNDAI AUTO RECEIVABLES TRUST SERIES 2008-A CLASS A4                              5.48     11/17/2014        61,904
      52,326  MORGAN STANLEY ABS CAPITAL I SERIES 2007-HE2 CLASS A2A+/-                          0.51     01/25/2037        48,496
      49,125  MORGAN STANLEY HOME EQUITY LOANS SERIES 2007-1 CLASS A1+/-                         0.52     12/25/2036        45,051
      70,565  MORGAN STANLEY MORTGAGE LOAN TRUST SERIES 2007-6XS CLASS 2A1S+/-                   0.58     02/25/2047        66,994
     204,000  NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2007-B CLASS A4                         5.16     03/17/2014       192,836
     520,000  SLM STUDENT LOAN TRUST SERIES 2005-6 CLASS A5B+/-                                  4.00     07/27/2026       488,800
     191,000  SLM STUDENT LOAN TRUST SERIES 2006-5 CLASS A4+/-                                   3.62     04/25/2023       165,098
     100,000  SLM STUDENT LOAN TRUST SERIES 2007-7 CLASS A4                                      3.87     01/25/2022        76,324
     100,000  SLM STUDENT LOAN TRUST SERIES 2008-4 CLASS A4+/-                                   5.19     07/25/2022        86,630
     526,000  SLM STUDENT LOAN TRUST SERIES 2008-6 CLASS A4+/-                                   4.64     10/25/2014       442,991
     546,000  SLM STUDENT LOAN TRUST SERIES 2008-8 CLASS A4+/-                                   5.04     04/25/2023       471,821
     100,000  SWIFT MASTER AUTO RECEIVABLES TRUST SERIES 2007-1 CLASS A+/- (i)                   1.30     06/15/2012        68,059
     217,106  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A3                          5.41     08/12/2011       211,011
     120,201  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-C CLASS A3                          5.26     11/14/2011       116,528
     176,000  VOLKSWAGEN AUTO LOAN ENHANCED TRUST SERIES 2008-1 CLASS A3                         4.50     07/20/2012       166,763
     193,000  WASHINGTON MUTUAL MASTER NOTE TRUST SERIES 2006-A2A CLASS A+/- ++ (i)              1.25     06/15/2015       108,774
     100,000  WASHINGTON MUTUAL MASTER NOTE TRUST SERIES 2007-A2 CLASS A2+/- ++ (i)              1.23     05/15/2014        82,752

TOTAL ASSET BACKED SECURITIES (COST $ 11,332,254)                                                                        9,886,649
                                                                                                                       -----------

COLLATERALIZED MORTGAGE OBLIGATIONS: 26.14%
     251,000  AMERICAN TOWER TRUST SERIES 2007-1A CLASS AFX++                                    5.42     04/15/2037       206,171
     189,932  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2000-1 CLASS A2A+/-        7.33     11/15/2031       189,399
     100,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2002-PB2 CLASS B           6.31     06/11/2035        89,477
     160,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2003-1 CLASS A2            4.65     09/11/2036       142,001
      40,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2004-2 CLASS A5            4.58     11/10/2038        33,504

126  Wells Fargo Advantage Variable Trust Funds

                                   Portfolio of Investments -- December 31, 2008

VT TOTAL RETURN BOND FUND

PRINCIPAL    SECURITY NAME                                                       INTEREST RATE    MATURITY DATE       VALUE
---------    -----------------------------------------------------------------   -------------    -------------     -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$  371,000    BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2008-1
                CLASS A4+/-                                                           6.35%         12/10/2049      $   286,284
   708,515    BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                2000-WF1 CLASS A2+/-                                                  7.78          02/15/2032          708,963
   139,000    BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                2001-TOP2 CLASS A2                                                    6.48          02/15/2035          135,697
    68,000    BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                2001-TOP4 CLASS A3                                                    5.61          11/15/2033           64,573
    92,000    BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                2002-PBW1 CLASS A2+/-                                                 4.72          11/11/2035           83,052
   264,000    BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                2004-ESA CLASS C++                                                    4.94         05/14/2016          264,247
    45,000    BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                2004-PWR6 CLASS A6                                                    4.83          11/11/2041           38,883
   122,000    CITIGROUP COMMERCIAL MORTGAGE TRUST SERIES 2008-C7 CLASS A4+/-          6.30          04/01/2038           94,193
     1,019    CITIMORTGAGE ALTERNATIVE LOAN TRUST SERIES 2006-A1 CLASS 1A6            6.00          04/25/2036              540
   157,000    COMMERCIAL MORTGAGE ASSET TRUST SERIES 1999-C1 CLASS A4+/-              6.98          01/17/2032          142,457
   369,000    COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATE SERIES 2001-J2A
                CLASS A2++                                                            6.10          07/16/2034          354,752
   156,603    COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C6 CLASS 2A1+/-         0.54          07/25/2036          140,475
   141,571    CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                SERIES 2001-CF2 CLASS A4                                              6.51          02/15/2034          139,122
    78,607    CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                SERIES 2001-CK1 CLASS A3                                              6.38          12/18/2035           77,043
   225,574    CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                SERIES 2001-CKN5 CLASS A4                                             5.44          09/15/2034          208,680
    30,000    CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                SERIES 2002-CKN2 CLASS A3                                             6.13          04/15/2037           28,553
     5,753    CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                SERIES 2002-CKS4 CLASS A1                                             4.49          11/15/2036            5,457
   399,000    CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                SERIES 2002-CKS4 CLASS A2                                             5.18          11/15/2036          364,700
    63,000    CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                SERIES 2002-CP5 CLASS A2                                              4.94          12/15/2035           56,680
   118,000    CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                SERIES 2003-C4 CLASS A4+/-                                            5.14          08/15/2036          104,949
    85,000    CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                SERIES 2003-CK2 CLASS A4                                              4.80          03/15/2036           75,435
    53,000    CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                SERIES 2003-CPN1 CLASS A2                                             4.60          03/15/2035           46,436
    14,625    DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG2 CLASS A1B+/-        7.30          06/10/2032           14,591
   165,420    DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG3 CLASS A1B           7.34          10/10/2032          165,122
   148,896    DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 2000-CKP1 CLASS A1B          7.18          11/10/2033          148,289
   466,218    FHLB SERIES I7-2014 CLASS 1                                             5.34          03/20/2014          493,317
   933,186    FHLB SERIES VN-2015 CLASS A                                             5.46          11/27/2015          962,968
   235,000    FHLMC SERIES 2558 CLASS BD                                              5.00          01/15/2018          237,312
    68,976    FHLMC SERIES 2564 CLASS BQ                                              5.50          10/15/2017           71,866
    80,000    FHLMC SERIES 2590 CLASS BY                                              5.00          03/15/2018           80,778
   185,000    FHLMC SERIES 2590 CLASS NU                                              5.00          06/15/2017          189,611
   166,000    FHLMC SERIES 2623 CLASS AJ                                              4.50          07/15/2016          168,629
    33,612    FHLMC SERIES 2672 CLASS HA                                              4.00          09/15/2016           33,732
   281,000    FHLMC SERIES 2694 CLASS QG                                              4.50          01/15/2029          286,628
   195,000    FHLMC SERIES 2695 CLASS BG                                              4.50          04/15/2032          197,504
   171,000    FHLMC SERIES 2702 CLASS AD                                              4.50          08/15/2032          173,034
    69,379    FHLMC SERIES 2727 CLASS PW                                              3.57          06/15/2029           69,255
    37,845    FHLMC SERIES 2780 CLASS TB                                              3.00          12/15/2024           37,790
   201,000    FHLMC SERIES 2790 CLASS TN                                              4.00          05/15/2024          189,903

                                 Wells Fargo Advantage Variable Trust Funds  127

Portfolio of Investments -- December 31, 2008

VT TOTAL RETURN BOND FUND

PRINCIPAL    SECURITY NAME                                                       INTEREST RATE    MATURITY DATE       VALUE
---------    ---------------------------------------------------------------     -------------    -------------     -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$  102,000    FHLMC SERIES 2799 CLASS ME                                              5.00%         08/15/2032      $   102,952
   191,000    FHLMC SERIES 2843 CLASS BC                                              5.00          08/15/2019          192,397
   244,000    FHLMC SERIES 2882 CLASS NC                                              5.00          10/15/2034          245,944
    24,127    FHLMC SERIES 3000 CLASS PA                                              3.90          01/15/2023           24,147
     2,000    FHLMC SERIES 3008 CLASS JM                                              4.50          07/15/2025            1,944
   177,508    FHLMC SERIES 3017 CLASS TA                                              4.50          08/15/2035          182,090
   201,000    FHLMC SERIES 3079 CLASS MD                                              5.00          03/15/2034          202,485
   142,524    FHLMC SERIES 3253 CLASS A                                               5.00          08/15/2020          144,523
   138,000    FHLMC SERIES 3268 CLASS HC                                              5.00          12/15/2032          140,347
   152,000    FHLMC SERIES 3298 CLASS VB                                              5.00          11/15/2025          153,990
   463,590    FHLMC SERIES 3316 CLASS HA                                              5.00          07/15/2035          474,952
   110,000    FHLMC SERIES 3317 CLASS PG                                              5.00          04/15/2036          111,252
    79,000    FHLMC SERIES 3320 CLASS TB                                              5.50          06/15/2030           81,593
    82,466    FHLMC SERIES 3325 CLASS JL                                              5.50          06/15/2037           85,657
   178,000    FHLMC SERIES 3372 CLASS BD                                              4.50          10/15/2022          174,965
   242,000    FHLMC SERIES 3460 CLASS PC                                              5.00          08/15/2034          244,725
   114,402    FIRST HORIZON ALTERNATIVE MORTGAGE SECURITY SERIES 2006-FA6
                CLASS 2A10 (i)                                                        6.00          11/25/2036           93,706
   203,880    FIRST HORIZON ALTERNATIVE MORTGAGE SECURITY SERIES 2006-RE1
                CLASS A1 (i)                                                          5.50          05/25/2035          107,037
     8,796    FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4
                CLASS A2                                                              7.39          12/15/2031            8,777
   112,998    FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2000-C2
                CLASS A2                                                              7.20          10/15/2032          113,525
   111,000    FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2001-C4
                CLASS B                                                               6.42          12/12/2033          106,830
 2,090,216    FNMA SERIES 2001-81 CLASS HE                                            6.50          01/25/2032        2,171,261
    47,000    FNMA SERIES 2003-108 CLASS BE                                           4.00          11/25/2018           45,430
     2,459    FNMA SERIES 2003-113 CLASS PN                                           3.50          02/25/2013            2,454
    66,962    FNMA SERIES 2003-15 CLASS CH                                            4.00          02/25/2017           67,213
    80,725    FNMA SERIES 2003-16 CLASS PN                                            4.50          10/25/2015           81,323
   184,000    FNMA SERIES 2003-3 CLASS HJ                                             5.00          02/25/2018          185,505
   170,437    FNMA SERIES 2003-30 CLASS ET                                            3.50          08/25/2016          170,151
    46,557    FNMA SERIES 2004-34 CLASS PI                                            3.50          05/25/2014           46,523
   117,890    FNMA SERIES 2004-60 CLASS PA                                            5.50          04/25/2034          121,577
   104,858    FNMA SERIES 2005-58 CLASS MA                                            5.50          07/25/2035          109,117
   303,000    FNMA SERIES 2005-69 CLASS JM                                            4.50          08/25/2025          295,515
   206,000    FNMA SERIES 2007-113 CLASS DB                                           4.50          12/25/2022          204,108
    57,000    FNMA SERIES 2007-26 CLASS BA                                            5.50          05/25/2029           58,050
   468,573    FNMA SERIES 2007-39 CLASS NA                                            4.25          01/25/2037          473,740
    57,060    GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-2 CLASS A3       6.03          08/11/2033           56,373
   103,000    GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2002-1A CLASS
                A3                                                                    6.27          12/10/2035           96,728
   186,360    GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED+/-                     7.72          03/15/2033          186,348
   216,209    GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2000-C2
                CLASS A2+/-                                                           7.46          08/16/2033          215,765
 1,414,000    GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2001-C2
                CLASS A2                                                              6.70          04/15/2034        1,386,412
  209,000     GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2002-C3
                CLASS A2                                                              4.93          07/10/2039          188,873
   79,000     GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2003-C2
                CLASS A2+/-                                                           5.67          05/10/2040           71,004
  626,000     GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2003-C3
                CLASS A4                                                              5.02          04/10/2040          548,537
    7,051     GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2004-C1
                CLASS A1                                                              3.12          03/10/2038            7,036
    6,358     GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2004-C2
                CLASS A1                                                              3.90         08/10/2038            6,299
   49,503     GNMA SERIES 2006-3 CLASS A                                              4.21          01/16/2028           49,887
  127,000     GNMA SERIES 2006-37 CLASS JG                                            5.00          07/20/2036          129,295
  336,000     GS MORTGAGE SECURITIES CORPORATION II SERIES 2001-GL3A CLASS
                A2+/- ++                                                              6.45          08/05/2018          326,517
  521,848     GSR MORTGAGE LOAN TRUST SERIES 2006-8F CLASS 3A5 (i)                    6.25          09/25/2036          467,155
  122,919     JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                2000-C10 CLASS A2+/-                                                  7.37          08/15/2032          122,642
  368,000     JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                2001-CIB3  CLASS A3                                                   6.47          11/15/2035          356,047
   76,000     JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                2002-CIB5 CLASS A2                                                    5.16          10/12/2037           69,242


128   Wells Fargo Advantage Variable Trust Funds

                                   Portfolio of Investments -- December 31, 2008

VT TOTAL RETURN BOND FUND

PRINCIPAL    SECURITY NAME                                                       INTEREST RATE    MATURITY DATE      VALUE
---------    -----------------------------------------------------------------   -------------    -------------     ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$  169,000    JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                2003-CB7 CLASS A4+/-                                                  4.88%         01/12/2038      $   144,911
   218,000    JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                2003-PM1A CLASS A4+/-                                                 5.33          08/12/2040          191,383
     2,165    JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                2004-C3 CLASS A1                                                      3.77          01/15/2042            2,131
    24,837    JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                2005-LDP2 CLASS A1                                                    4.33          07/15/2042           24,558
    28,211    JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                2005-LDP3 CLASS A1                                                    4.66          08/15/2042           27,584
   108,000    JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                2006-CB15 CLASS ASB+/-                                                5.79          06/12/2043           83,308
    55,000    LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 1999-C2
                CLASS B                                                               7.43          10/15/2032           54,899
    59,115    LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2000-C4
                CLASS A2                                                              7.37          08/15/2026           59,075
   198,012    LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2000-C5
                CLASS A2                                                              6.51          12/15/2026          195,024
   337,000    LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2002-C2
                CLASS A4                                                              5.59          06/15/2031          314,895
     1,296    LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C5
                CLASS A2                                                              3.48          07/15/2027            1,289
   166,000    MERRILL LYNCH MORTGAGE TRUST SERIES 2004-KEY2 CLASS A4+/-               4.86          08/12/2039          137,616
    97,247    MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2001-TOP1 CLASS A4          6.66          02/15/2033           95,720
   215,522    MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2001-TOP3 CLASS A4          6.39          07/15/2033          209,265
   404,000    MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2001-TOP5 CLASS A4          6.39          10/15/2035          389,938
    16,361    MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2002-IQ2 CLASS A3           5.52          12/15/2035           16,265
   276,000    MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-HQ2 CLASS A2           4.92          03/12/2035          245,529
   249,000    MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-IQ5 CLASS A4           5.01          04/15/2038          224,709
   157,000    MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2004-HQ3 CLASS A4           4.80          01/13/2041          133,434
   248,000    MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2005-HQ5 CLASS AAB          5.04          01/14/2042          206,889
   304,000    MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2005-HQ7 CLASS AAB+/-       5.36          11/14/2042          247,840
   181,000    NOMURA ASSET SECURITIES CORPORATION SERIES 1998-D6 CLASS A1C            6.69          03/15/2030          177,474
   114,028    SALOMON BROTHERS MORTGAGE SECURITIES SERIES 2000-C3 CLASS A2            6.59          12/18/2033          111,937
   143,372    SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2002-KEY2 CLASS A2      4.47          03/18/2036          133,489
   559,229    US BANK NA SERIES 2007-1 CLASS A                                        5.92          05/25/2012          604,851
   167,000    WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C1 CLASS A4 (l)     6.29          04/15/2034          159,351
   138,000    WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C2 CLASS A4 (l)     4.98          11/15/2034          122,422
    63,000    WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C5 CLASS A2 (l)     3.99          06/15/2035           52,007
   489,000    WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C6 CLASS
                A3+/-(l)                                                              4.96          08/15/2035          459,195
    28,243    WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C7 CLASS
                A1++ (l)                                                              4.24          10/15/2035           26,875
   116,000    WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C8 CLASS A3 (l)     4.45          11/15/2035          110,078
   240,000    WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C10 CLASS
                A4(l)                                                                 4.75          02/15/2041          197,618
    91,000    WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C11 CLASS
                A4(l)                                                                 5.03          01/15/2041           79,995
   201,000    WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2006-C26 CLASS
                A3+/-(l)                                                              6.01          06/15/2045          164,100
    85,000    WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2006-C26 CLASS
                APB(l)                                                                6.00          06/15/2045           65,671
   104,312    WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                2006-AR12 CLASS 1A1+/- (i)                                            6.06          10/25/2036           87,272

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS(COST $25,269,132)                                                          24,470,614
                                                                                                                    -----------
CORPORATE BONDS & NOTES: 16.12%

APPAREL & ACCESSORY STORES: 0.07%
   105,000    NORDSTROM INCORPORATED                                                  7.00          01/15/2038           62,359
                                                                                                                    -----------
CHEMICALS & ALLIED PRODUCTS: 0.19%
   175,000    SCHERING-PLOUGH CORPORATION                                             6.55          09/15/2037          176,406
                                                                                                                    -----------
COMMUNICATIONS: 2.11%
   140,000    AT&T INCORPORATED                                                       5.10          09/15/2014          137,618
   670,000    COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                      8.38          03/15/2013          693,131

                                Wells Fargo Advantage Variable Trust Funds   129

Portfolio of Investments -- December 31, 2008

VT TOTAL RETURN BOND FUND

PRINCIPAL    SECURITY NAME                                                       INTEREST RATE    MATURITY DATE       VALUE
---------    ---------------------------------------------------                 -------------    -------------     -----------
COMMUNICATIONS (continued)
$  250,000    QWEST CORPORATION                                                        7.50%        10/01/2014      $   207,500
    60,000    VERIZON COMMUNICATIONS INCORPORATED                                      8.75         11/01/2018           70,393
    60,000    VERIZON COMMUNICATIONS INCORPORATED                                      8.95         03/01/2039           77,501
   405,000    VERIZON WIRELESS++                                                       7.38         11/15/2013          427,307
   310,000    VERIZON WIRELESS++                                                       8.50         11/15/2018          363,220

                                                                                                                      1,976,670
                                                                                                                    -----------

DEPOSITORY INSTITUTIONS: 2.18%
   250,000    AMERICAN EXPRESS BANK FSB SERIES BKNT                                    5.50         04/16/2013          236,810
    80,000    BANK OF AMERICA CORPORATION                                              5.38         06/15/2014           78,413
   175,000    BANK OF AMERICA CORPORATION                                              5.65         05/01/2018          176,038
   160,000    CITIGROUP INCORPORATED                                                   3.63         02/09/2009          159,490
   685,000    CITIGROUP INCORPORATED                                                   6.50         08/19/2013          691,224
   215,000    CITIGROUP INCORPORATED                                                   6.13         05/15/2018          217,391
   190,000    CITIGROUP INCORPORATED+/-                                                8.40         04/29/2049          125,455
   175,000    JPMORGAN CHASE & COMPANY                                                 6.40         05/15/2038          207,018
   155,000    PNC FUNDING CORPORATION                                                  5.25         11/15/2015          149,285

                                                                                                                      2,041,124
                                                                                                                    -----------
EATING & DRINKING PLACES: 0.12%
   145,000    YUM! BRANDS INCORPORATED                                                 6.88         11/15/2037          114,907
                                                                                                                    -----------
ELECTRIC UTILITIES: 0.09%
    85,000    PROGRESS ENERGY INCORPORATED                                             6.85         04/15/2012           85,241
                                                                                                                    -----------
ELECTRIC, GAS & SANITARY SERVICES: 1.78%
   130,000    ALLEGHENY ENERGY SUPPLY++                                                8.25         04/15/2012          128,050
   100,000    CMS ENERGY CORPORATION                                                   6.55         07/17/2017           80,503
    95,000    COMMONWEALTH EDISON COMPANY                                              6.15         09/15/2017           88,336
   325,000    DOMINION RESOURCES INCORPORATED PUTTABLE SS                              8.88         01/15/2019          350,476
   315,000    DPL INCORPORATED                                                         6.88         09/01/2011          309,953
   300,000    NEVADA POWER COMPANY SERIES A                                            8.25         06/01/2011          306,183
   155,000    PACIFICORP                                                               6.25         10/15/2037          163,855
   115,000    SPECTRA ENERGY CAPITAL LLC                                               7.50         09/15/2038           98,101
   110,000    VIRGINIA ELECTRIC & POWER COMPANY                                        8.88         11/15/2038          139,212

                                                                                                                      1,664,669
                                                                                                                    -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT:
   0.08%
    70,000    DUKE ENERGY CAROLINAS LLC                                                6.00         01/15/2038           76,262
                                                                                                                    -----------
FOOD & KINDRED PRODUCTS: 0.45%
    75,000    KRAFT FOODS INCORPORATED                                                 6.75         02/19/2014           77,832
   350,000    KRAFT FOODS INCORPORATED                                                 6.13         02/01/2018          342,964

                                                                                                                        420,796
                                                                                                                    -----------
HEALTH SERVICES: 0.13%
   235,000    COVENTRY HEALTH CARE INCORPORATED                                        5.95         03/15/2017          122,516
                                                                                                                    -----------
HOLDING & OTHER INVESTMENT OFFICES: 0.54%
   450,000     ALLIED CAPITAL CORPORATION(i)                                           6.63         07/15/2011          346,851
   175,000     GOLDMAN SACHS GROUP INCORPORATED                                        5.15         01/15/2014          157,610
                                                                                                                        504,461
                                                                                                                    -----------

130 Wells Fargo Advantage Variable Trust Funds

                                   Portfolio of Investments -- December 31, 2008

VT TOTAL RETURN BOND FUND

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE    MATURITY DATE       VALUE
-----------   -----------------------------------------------                     -------------    -------------    -----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.24%
$   70,000    HEWLETT-PACKARD COMPANY                                                  6.13%        03/01/2014      $    74,410
   125,000    INTERNATIONAL BUSINESS MACHINES CORPORATION                              7.63         10/15/2018          149,899

                                                                                                                        224,309
                                                                                                                    -----------
INSURANCE CARRIERS: 0.32%
    70,000    ACE INA HOLDINGS INCORPORATED                                            5.70         02/15/2017           62,765
    35,000    ACE INA HOLDINGS INCORPORATED                                            6.70         05/15/2036           30,668
   139,000    LIBERTY MUTUAL GROUP++ (i)                                               7.50         08/15/2036           84,639
   135,000    UNITEDHEALTH GROUP INCORPORATED                                          6.88         02/15/2038          118,207

                                                                                                                        296,279
                                                                                                                    -----------

NON-DEPOSITORY CREDIT INSTITUTIONS: 0.77%
    65,000    AMERICAN EXPRESS                                                         8.15         03/19/2038           74,538
   260,000    CREDIT SUISSE NEW YORK                                                   6.00         02/15/2018          238,765
   210,000    GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                         3.75         12/15/2009          210,359
   220,000    JPMORGAN CHASE CAPITAL XXV                                               6.80         10/01/2037          202,705

                                                                                                                        726,367
                                                                                                                    -----------
OFFICE EQUIPMENT: 0.27%
   115,000    XEROX CORPORATION                                                        5.50         05/15/2012           96,376
   205,000    XEROX CORPORATION                                                        6.35         05/15/2018          160,329

                                                                                                                        256,705
                                                                                                                    -----------

OIL & GAS EXTRACTION: 1.21%
   310,000    DEVON FINANCING CORPORATION                                              6.88         09/30/2011          312,840
    60,000    EL PASO NATURAL GAS COMPANY                                              5.95         04/15/2017           47,677
   145,000    SOUTHERN NATURAL GAS COMPANY++                                           5.90         04/01/2017          114,906
    90,000    WEATHERFORD INTERNATIONAL INCORPORATED                                   5.95         06/15/2012           85,525
   110,000    WEATHERFORD INTERNATIONAL INCORPORATED                                   6.35         06/15/2017           93,878
   315,000    XTO ENERGY INCORPORATED                                                  5.75         12/15/2013          305,780
   180,000    XTO ENERGY INCORPORATED                                                  6.50         12/15/2018          174,244

                                                                                                                      1,134,850
                                                                                                                    -----------

PHARMACEUTICALS: 0.65%
   155,000    GLAXOSMITHKLINE CAPITAL INCORPORATED                                     6.38         05/15/2038          175,124
   414,000    WYETH                                                                    6.95         03/15/2011          431,133

                                                                                                                        606,257
                                                                                                                    -----------

PIPELINES: 0.60%
   490,000    KINDER MORGAN INCORPORATED                                               6.50         09/01/2012          414,050
   181,000    PLAINS ALL AMERICAN PIPELINE LP                                          6.50         05/01/2018          144,347

                                                                                                                        558,397
                                                                                                                    -----------

PRIMARY METAL INDUSTRIES: 0.16%
   125,000    ALCOA INCORPORATED                                                       6.00         07/15/2013          113,023
    50,000    CORNING INCORPORATED (i)                                                 7.25         08/15/2036           40,280

                                                                                                                        153,303
                                                                                                                    -----------

REAL ESTATE: 0.34%
   445,000    WEA FINANCE LLC++                                                        7.13         04/15/2018          315,679
                                                                                                                    -----------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.15%
   240,000    HEALTH CARE PROPERTIES INVESTORS INCORPORATED                            5.65         12/15/2013          143,414
                                                                                                                    -----------

                                Wells Fargo Advantage Variable Trust Funds 131

Portfolio of Investments -- December 31, 2008

VT TOTAL RETURN BOND FUND

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE    MATURITY DATE      VALUE
-----------   ---------------------------------------------------                 -------------    -------------    -----------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.61%
$  320,000    GOLDMAN SACHS CAPITAL II+/-                                             5.79%          05/17/2049     $   123,015
   145,000    GOLDMAN SACHS GROUP INCORPORATED                                        5.13           01/15/2015         133,032
   355,000    GOLDMAN SACHS GROUP INCORPORATED                                        6.75           10/01/2037         288,213
   305,000    LAZARD GROUP LLC                                                        7.13           05/15/2015         193,695
   245,000    LAZARD GROUP LLC                                                        6.85           06/15/2017         155,970
    60,000    MERRILL LYNCH & COMPANY INCORPORATED                                    5.45           02/05/2013          57,675
   415,000    MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN                         6.88           04/25/2018         434,101
   280,000    MORGAN STANLEY                                                          5.30           03/01/2013         253,929
   195,000    MORGAN STANLEY SERIES MTN                                               6.25           08/28/2017         166,118
   195,000    MORGAN STANLEY SERIES MTN                                               5.95           12/28/2017         161,846
   540,000    MORGAN STANLEY SERIES MTN                                               6.63           04/01/2018         473,737

                                                                                                                      2,441,331
                                                                                                                    -----------

TOBACCO PRODUCTS: 0.38%
   250,000    ALTRIA GROUP INCORPORATED                                               9.70           11/10/2018         270,208
    75,000    ALTRIA GROUP INCORPORATED                                               9.95           11/10/2038          81,661

                                                                                                                        351,869
                                                                                                                    -----------

TRANSPORTATION EQUIPMENT: 0.68%
   365,000    DAIMLER NA HOLDING CORPORATION                                          6.50           11/15/2013         284,705
    60,000    DAIMLER NA HOLDING CORPORATION                                          8.50           01/18/2031          43,873
   305,000    DAIMLER NA HOLDING CORPORATION SERIES MTN+/-                            2.35           03/13/2009         304,847

                                                                                                                        633,425
                                                                                                                    -----------

TOTAL CORPORATE BONDS & NOTES (COST $ 16,306,353)                                                                    15,087,596
                                                                                                                    -----------

FOREIGN CORPORATE BONDS@: 3.98%
   145,000    ASTRAZENECA PLC                                                         5.40           09/15/2012         153,132
   150,000    BRITISH SKY BROADCASTING GROUP PLC++                                    9.50           11/15/2018         153,135
   165,000    BRITISH TELECOM PLC                                                     9.13           12/15/2030         175,385
   190,000    CREDIT SUISSE NEW YORK                                                  5.00           05/15/2013         182,862
   100,000    DIAGEO CAPITAL PLC                                                      5.20           01/30/2013          98,402
   230,000    EXPORT-IMPORT BANK OF KOREA EIBKOR                                      5.50           10/17/2012         213,309
   170,000    FRANCE TELECOM SA                                                       7.75           03/01/2011         178,892
   145,000    HSBC HOLDINGS PLC                                                       6.80           06/01/2038         153,227
    60,000    HUSKY ENERGY INCORPORATED                                               6.80           09/15/2037          49,990
    75,000    HUSKY OIL COMPANY                                                       7.55           11/15/2016          73,303
   150,000    HUTCHISON WHAMPOA INTERNATIONAL LIMITED++                               7.45           11/24/2033         133,968
   125,000    PETRO CANADA                                                            6.80           05/15/2038          94,329
   180,000    PETROBRAS INTERNATIONAL FINANCE COMPANY                                 5.88           03/01/2018         161,820
   250,000    RAS LAFFAN LIQUEFIED NATURAL GAS COMPANY LIMITED III++                  6.33           09/30/2027         167,973
   310,000    RIO TINTO FINANCE USA LIMITED                                           5.88           07/15/2013         246,919
   165,000    RIO TINTO FINANCE USA LIMITED                                           6.50           07/15/2018         120,973
    80,000    ROGERS CABLE INCORPORATED                                               5.50           03/15/2014          73,804
   340,000    ROGERS WIRELESS INCORPORATED                                            6.38           03/01/2014         323,203
   215,000    SHELL INTERNATIONAL FINANCE BV                                          6.38           12/15/2038         241,873
   285,000    TELEFONICA EMISIONES SAU                                                5.98           06/20/2011         281,087
    80,000    TELEFONICA EMISIONES SAU                                                5.86           02/04/2013          77,764
   110,000    THOMSON REUTERS CORPORATION                                             5.95           07/15/2013         102,413
    85,000    TRANSCANADA PIPELINES LIMITED                                           7.25           08/15/2038          84,611
    60,000    WEATHERFORD INTERNATIONAL LIMITED                                       7.00           03/15/2038          46,051
   181,000    WESTFIELD GROUP++                                                       5.40           10/01/2012         138,812

TOTAL FOREIGN CORPORATE BONDS (COST $ 4,107,860)                                                                      3,727,237
                                                                                                                    -----------

132 Wells Fargo Advantage Variable Trust Funds

                                   Portfolio of Investments -- December 31, 2008

VT TOTAL RETURN BOND FUND

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE    MATURITY DATE       VALUE
-----------   --------------------------------                                    -------------    -------------    -----------
AGENCY SECURITIES: 54.71%

FEDERAL HOME LOAN MORTGAGE CORPORATION: 22.16%
$  213,738    FHLMC #1B3391+/-                                                        5.73%         05/01/2037      $   218,067
     3,316    FHLMC #1B7562+/-                                                        6.03          11/01/2037            3,393
    47,795    FHLMC #1G1619+/-                                                        5.94          03/01/2037           48,910
    81,512    FHLMC #1G1919+/-                                                        5.94          05/01/2037           83,291
    60,530    FHLMC #1G1949+/-                                                        5.93          05/01/2037           61,806
   113,680    FHLMC #1G2254+/-                                                        6.37          10/01/2037          116,098
   141,638    FHLMC #1J1409+/-                                                        5.86          12/01/2036          144,961
   388,462    FHLMC #1J1581+/- <<                                                     5.92          04/01/2037          397,711
   313,509    FHLMC #1J2842+/-                                                        6.15          09/01/2037          322,089
    41,819    FHLMC #1N0166+/-                                                        6.31          06/01/2036           42,939
   139,541    FHLMC #1Q0251+/-                                                        6.31          04/01/2037          143,567
   172,389    FHLMC #A79090                                                           6.50          07/01/2034          180,416
   156,304    FHLMC #A81215                                                           6.50          08/01/2038          162,507
   121,198    FHLMC #E01279                                                           5.50          01/01/2018          125,334
   283,712    FHLMC #E01445                                                           4.00          09/01/2018          290,901
   151,996    FHLMC #E01497                                                           5.50          11/01/2018          157,168
   120,744    FHLMC #E01539                                                           5.50          12/01/2018          124,847
   628,957    FHLMC #G01938                                                           5.50          09/01/2035          644,610
   599,284    FHLMC #G04794                                                           5.50          01/01/2036          614,198
   510,084    FHLMC #G04897                                                           6.00          05/01/2037          526,045
 2,127,000    FHLMC #G05040                                                           6.50          08/01/2038        2,211,628
   108,302    FHLMC #G11594                                                           5.50          08/01/2019          112,024
    99,801    FHLMC #G11653<<                                                         5.50          12/01/2019          103,231
   423,158    FHLMC #G11658                                                           5.50          01/01/2020          437,172
   187,649    FHLMC #G11786                                                           5.00          10/01/2014          193,757
   206,158    FHLMC #G11850                                                           5.50          07/01/2020          212,985
   254,123    FHLMC #G11940                                                           5.50          05/01/2020          262,538
   194,607    FHLMC #G11944                                                           5.50          07/01/2020          201,052
   241,029    FHLMC #G11983                                                           5.50          01/01/2020          249,011
    79,232    FHLMC #G12258                                                           6.00          08/01/2016           82,160
   161,313    FHLMC #G12474                                                           5.50          01/01/2017          167,260
   250,408    FHLMC #G12827                                                           5.50          02/01/2021          259,170
   150,436    FHLMC #G12888                                                           5.50          07/01/2018          155,700
    83,843    FHLMC #G13169                                                           5.50          06/01/2020           86,934
   203,329    FHLMC #G13330                                                           6.00          10/01/2019          210,842
   282,385    FHLMC #G13333                                                           6.00          11/01/2022          292,836
 2,170,000    FHLMC #G13367                                                           5.50          12/01/2018        2,245,931
 1,553,479    FHLMC #H09079                                                           5.50          06/01/2037        1,559,031
   280,210    FHLMC #H09153                                                           5.50          04/01/2038          281,211
 1,021,260    FHLMC #H09175                                                           6.50          09/01/2038        1,045,859
    24,931    FHLMC #H10170                                                           5.50          07/01/2037           24,510
   209,861    FHLMC #H19000                                                           5.50          01/01/2036          206,320
   779,749    FHLMC #H19011                                                           5.50          08/01/2037          766,590
    55,475    FHLMC #H19028                                                           5.50          02/01/2038           54,539
    72,959    FHLMC #J02372                                                           5.50          05/01/2020           75,466
    66,888    FHLMC #J02373                                                           5.50          05/01/2020           69,187
    83,863    FHLMC #J02376                                                           6.00          05/01/2020           86,964
    75,968    FHLMC #J04514                                                           5.50          03/01/2017           78,626
   500,000    FHLMC TBA%%                                                             6.00          01/01/2021          517,500
   500,000    FHLMC TBA%%                                                             5.50          01/01/2034          511,719
   500,000    FHLMC TBA%%                                                             6.00          01/01/2036          515,000

                                Wells Fargo Advantage Variable Trust Funds 133

Portfolio of Investments -- December 31, 2008

VT TOTAL RETURN BOND FUND

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE    MATURITY DATE       VALUE
-----------   --------------------------------------                              -------------    -------------    -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$  500,000    FHLMC TBA%%                                                             6.50%         01/01/2039      $   519,219
 2,500,000    FHLMC TBA%%                                                             5.50          03/01/2039        2,542,188

                                                                                                                     20,747,018
                                                                                                                    -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION: 27.48%
   156,053    FNMA #190129                                                            6.00          11/01/2023          161,779
   202,568    FNMA #254758                                                            4.50          06/01/2013          207,037
    18,912    FNMA #256003                                                            5.50          11/01/2035           18,628
    66,943    FNMA #256097                                                            5.50          01/01/2036           65,939
   101,118    FNMA #256181                                                            5.50          03/01/2036           99,602
   358,065    FNMA #256658                                                            5.50          03/01/2037          359,904
   568,895    FNMA #256687                                                            5.50          04/01/2037          571,817
   237,960    FNMA #462404+/-                                                         6.28          09/01/2037          241,095
     7,364    FNMA #725068<<                                                          5.50          01/01/2019            7,624
   641,968    FNMA #725598                                                            5.50          07/01/2034          659,248
   495,678    FNMA #725946                                                            5.50          11/01/2034          509,020
   186,600    FNMA #745526                                                            6.00          05/01/2021          193,859
    60,374    FNMA #745914                                                            7.00          08/01/2028           63,926
    34,173    FNMA #745954                                                            7.00          07/01/2032           36,155
    17,549    FNMA #850672                                                            5.50          01/01/2036           17,286
   127,835    FNMA #888911+/-                                                         6.11          11/01/2037          131,093
 2,033,452    FNMA #889069                                                            5.50          01/01/2021        2,105,240
   214,842    FNMA #889115                                                            5.50          12/01/2019          223,501
   458,973    FNMA #889183                                                            5.50          09/01/2021          475,176
   448,635    FNMA #889213                                                            5.50          10/01/2020          464,193
 1,210,495    FNMA #889318                                                            5.50          07/01/2020        1,253,230
   344,889    FNMA #889495                                                            6.50          03/01/2038          358,611
   401,361    FNMA #889514                                                            6.50          04/01/2038          416,663
   440,184    FNMA #889568                                                            5.50          03/01/2020          455,724
   396,867    FNMA #899303                                                            5.50          03/01/2037          398,905
   151,791    FNMA #905215                                                            5.50          11/01/2036          152,571
    82,488    FNMA #905629+/-                                                         6.12          12/01/2036           84,912
   288,380    FNMA #906216+/-                                                         5.92          01/01/2037          295,418
    99,688    FNMA #906403+/-                                                         6.02          01/01/2037          102,121
   127,080    FNMA #906404+/-                                                         5.95          01/01/2037          130,083
    84,641    FNMA #909569+/-                                                         5.88          02/01/2037           86,619
   103,234    FNMA #914819+/-                                                         5.98          04/01/2037          105,451
    70,589    FNMA #914820+/-                                                         6.00          04/01/2037           72,147
   301,271    FNMA #915790                                                            5.50          07/01/2037          302,818
   164,010    FNMA #917894+/-                                                         5.75          05/01/2037          167,596
   207,720    FNMA #940518                                                            5.50          07/01/2037          208,787
   564,750    FNMA #944275                                                            5.50          07/01/2037          567,651
    82,722    FNMA #944357                                                            6.00          06/01/2022           85,935
   220,601    FNMA #944856                                                            5.50          07/01/2037          221,734
   238,064    FNMA #945032+/-                                                         5.77          08/01/2037          243,340
    87,467    FNMA #945657+/- <<                                                      6.23          09/01/2037           89,560
   151,207    FNMA #949593                                                            6.00          08/01/2022          157,080
    68,150    FNMA #964800                                                            5.50          08/01/2038           68,500
   108,876    FNMA #970087                                                            5.50          03/01/2038          109,436
   121,484    FNMA #970165                                                            5.50          04/01/2038          122,108
    43,980    FNMA #986720                                                            5.50          07/01/2038           44,206
   129,913    FNMA #986721                                                            5.50          07/01/2038          130,581
   106,350    FNMA #987015                                                            5.50          07/01/2038          106,896
   351,007    FNMA #995092                                                            6.50          12/01/2037          363,977
 1,484,000    FNMA #995182                                                            5.50          12/01/2049        1,529,911

134  Wells Fargo Advantage Variable Trust Funds

                                   Portfolio of Investments -- December 31, 2008

VT TOTAL RETURN BOND FUND

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE    MATURITY DATE       VALUE
-----------   -----------------------------------                                 -------------    -------------    -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$  554,000    FNMA #995183                                                            5.50%         12/01/2049      $   545,690
 1,000,000    FNMA TBA%%                                                              5.50          01/01/2023        1,029,688
 1,968,000    FNMA TBA%%                                                              5.50          03/01/2032        2,004,286
 4,432,000    FNMA TBA%%                                                              5.50          01/01/2034        4,542,800
   500,000    FNMA TBA%%                                                              5.00          02/01/2035          508,906
 1,500,000    FNMA TBA%%                                                              4.50          01/01/2036        1,520,157
   500,000    FNMA TBA%%                                                              7.00          01/01/2039          523,438

                                                                                                                     25,719,658
                                                                                                                    -----------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 5.07%
   622,402    GNMA #782044<<                                                          6.50          12/15/2032          655,177
 1,000,000    GNMA TBA%%                                                              6.00          02/01/2037        1,025,315
 1,500,000    GNMA TBA%%                                                              6.00          03/01/2037        1,533,285
   500,000    GNMA TBA%%                                                              5.50          02/01/2039          511,096
 1,000,000    GNMA TBA%%                                                              5.50          03/01/2039        1,018,130

                                                                                                                      4,743,003
                                                                                                                    -----------

TOTAL AGENCY SECURITIES (COST $ 50,614,985)                                                                          51,209,679
                                                                                                                    -----------

US TREASURY SECURITIES: 7.59%

US TREASURY BONDS: 5.42%
   200,000    US TREASURY BOND<<                                                      7.13          02/15/2023          290,156
   686,000    US TREASURY BOND<<                                                      6.25          05/15/2030        1,031,573
   951,000    US TREASURY BOND<<                                                      5.38          02/15/2031        1,306,733
 1,048,400    US TREASURY BOND<<                                                      4.75          02/15/2037        1,460,880
       200    US TREASURY BOND                                                        5.00          05/15/2037              290
   723,000    US TREASURY BOND<<                                                      4.38          02/15/2038          968,368
    10,000    US TREASURY BOND                                                        4.50          05/15/2038           13,648

                                                                                                                      5,071,648
                                                                                                                    -----------

US TREASURY NOTES: 2.17%
    35,000    US TREASURY NOTE<<                                                      1.25           11/30/2010          35,376
    34,000    US TREASURY NOTE                                                        2.75           02/28/2013          36,327
    14,000    US TREASURY NOTE<<                                                      2.00           11/30/2013          14,363
    44,000    US TREASURY NOTE                                                        3.50           02/15/2018          48,703
    30,700    US TREASURY NOTE                                                        4.00           08/15/2018          35,451
 1,645,000    US TREASURY NOTE                                                        3.75           11/15/2018       1,862,187

                                                                                                                      2,032,407
                                                                                                                    -----------
TOTAL US TREASURY SECURITIES (COST $ 6,437,508)                                                                       7,104,055
                                                                                                                    -----------



COLLATERAL FOR SECURITIES LENDING: 7.06%

SHARES
---------
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.33%
   310,327    AIM STIT-LIQUID ASSETS PORTFOLIO                                                                          310,327
   310,327    BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                              310,327
   310,327    DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                                310,327
   310,327    DWS MONEY MARKET SERIES INSTITUTIONAL                                                                     310,327

                                                                                                                      1,241,308
                                                                                                                    -----------

                                Wells Fargo Advantage Variable Trust Funds 135

Portfolio of Investments -- December 31, 2008

VT TOTAL RETURN BOND FUND

PRINCIPAL     SECURITY NAME                                                      INTEREST RATE    MATURITY DATE      VALUE
-----------   -------------------------------------------------------------      -------------    -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 5.73%

$   123,309   ANTALIS US FUNDING CORPORATION++                                        1.20%        01/15/2009     $     123,251
    809,727   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (MATURITY VALUE $809,731)                  0.08         01/02/2009           809,727

     28,772   BANK OF IRELAND                                                         0.15         01/02/2009            28,772
    123,309   BARTON CAPITAL CORPORATION++                                            0.25         01/06/2009           123,304
     46,012   CHEYNE FINANCE LLC+/- ++ #### (a) (i)                                   0.00         02/25/2008               759
    444,733   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT -
                102% COLLATERALIZED BY US TREASURY SECURITIES
                (MATURITY VALUE $444,733)                                             0.01         01/02/2009           444,733
    682,308   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                BY MORTGAGE  BACKED SECURITIES
                (MATURITY VALUE $682,312)                                             0.10         01/02/2009           682,308
    120,226   DEXIA CREDIT LOCAL DE FRANCE SA                                         0.90         01/02/2009           120,226
    102,757   E.ON AG++                                                               0.95         01/20/2009           102,706
     17,674   GEMINI SECURITIZATION CORPORATION LLC++                                 0.55         01/12/2009            17,671
     73,985   GEMINI SECURITIZATION CORPORATION LLC++                                 0.55         01/16/2009            73,968
    822,058   GOLDMAN SACHS REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                (MATURITY VALUE $822,061)                                             0.06         01/02/2009           822,058
    96,108    GRYPHON FUNDING LIMITED(a) (i)                                          0.00         08/23/2009            40,241
   427,470    JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                (MATURITY VALUE $427,471)                                             0.05         01/02/2009           427,470
    119,198   LLOYDS TSB BK PLC LONDON                                                0.30         01/02/2009           119,198
    123,309   METLIFE SHORT TERM FUNDING LLC++                                        0.70         01/12/2009           123,282
    123,309   MONT BLANC CAPITAL CORPORATION++                                        0.75         01/16/2009           123,270
    682,308   MORGAN STANLEY REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                (MATURITY VALUE $682,310)                                             0.04         01/02/2009           682,308
    110,978   PRUDENTIAL PLC++                                                        1.25         01/14/2009           110,928
     20,551   PRUDENTIAL PLC++                                                        1.35         01/12/2009            20,543
     66,648   REGENCY MARKETS #1 LLC++                                                0.57         01/09/2009            66,640
    135,640   UNICREDITO ITALIANO NY                                                  3.15         01/05/2009           135,674
     87,677   VICTORIA FINANCE LLC+/- ++ #### (a) (i)                                 0.14         08/07/2008            47,345
     87,196   VICTORIA FINANCE LLC+/- ++ #### (a) (i)                                 0.46         05/02/2008            47,086
    138,744   VICTORIA FINANCE LLC+/- ++ #### (a) (i)                                 1.43         04/03/2008            74,924

                                                                                                                      5,368,392
                                                                                                                  -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $7,052,598)                                                             6,609,700
                                                                                                                  -------------


SHARES
---------
SHORT-TERM INVESTMENTS: 1.82%
 1,702,474    WELLS FARGO ADVANTAGE CASH INVESTMENT FUND~ ++                                                          1,702,474
                                                                                                                  -------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,702,474)                                                                        1,702,474
                                                                                                                  -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $122,823,164)*                          127.98%                                                             $ 119,798,004

OTHER ASSETS AND LIABILITIES, NET             (27.98)                                                               (26,187,840)
                                              ------                                                              -------------

TOTAL NET ASSETS                              100.00%                                                             $  93,610,164
                                              ------                                                              -------------

136 Wells Fargo Advantage Variable Trust Funds

                                   Portfolio of Investments -- December 31, 2008

VT TOTAL RETURN BOND FUND

PRINCIPAL  SECURITY NAME                                         INTEREST RATE   MATURITY DATE        VALUE
---------  --------------------------------------------------    -------------   -------------   -------------
SCHEDULE OF TBA SALE COMMITMENTS: (5.48%)
$ (1,000,000) FHLMC TBA%%                                             6.00%        01/01/2021    $  (1,035,000)
    (500,000) FHLMC TBA%%                                             6.00         01/01/2036         (515,000)
  (1,500,000) FNMA TBA%%                                              4.50         01/01/2036       (1,520,157)
  (2,000,000) FNMA TBA%%                                              5.50         01/01/2023       (2,059,376)


TOTAL SCHEDULE OF TBA SALE COMMITMENTS (PROCEEDS $(5,088,878))                                   $  (5,129,533)
                                                                                                 -------------

--------------
+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers"under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

<<    All or a portion of this security is on loan. (See Note 2)

@     Foreign bond principal is denominated in US dollars.

%%    Securities issued on a when-issued (TBA) basis. (See Note 2)

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

(l)   Long-term security of an affiliate of the Fund with a cost of $1,589,399.

+++   Short-term security of an affiliate of the Fund with a cost of $1,702,474.

ss These securities are subject to a demand feature which reduces the effective maturity.

* Cost for federal income tax purposes is $ 123,133,723 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $     2,215,871
Gross unrealized depreciation        (5,551,590)
                                ---------------
Net unrealized appreciation     $    (3,335,719)
(depreciation)

The accompanying notes are an integral part of these financial statements.

138 Wells Fargo Advantage Variable Trust Funds

                       Statements of Assets and Liabilities -- December 31, 2008

                                                                                                 VT C&B
                                                                                VT Asset        Large Cap
                                                                             Allocation Fund   Value Fund
                                                                             ---------------   ------------
ASSETS
      Investments
           In securities, at fair value (including securities on loan) ...   $   120,526,721   $ 17,223,014
           Collateral received for securities loaned (Note 2) ............        47,706,464        298,231
           In affiliates . ...............................................         5,458,848        763,797
           Repurchase Agreements .........................................                 0              0
                                                                             ---------------   ------------
      Total investments at fair value (see cost below) ...................       173,692,033     18,285,042
                                                                             ---------------   ------------
      Cash . .............................................................            50,000         50,000
      Receivable for Fund shares issued ..................................             7,670          7,771
      Variation margin receivable on futures contracts ...................         1,189,466              0
      Receivable for investments sold ....................................             3,941              0
      Receivables for dividends and interest .............................           637,338         59,750
                                                                             ---------------   ------------
Total assets .............................................................       175,580,448     18,402,563
                                                                             ---------------   ------------

LIABILITIES
      Payable for Fund shares redeemed ...................................           189,399         38,255
      Payable for investments purchased ..................................           110,931              0
      Dividends payable ..................................................                 0              0
      Payable upon return of securities loaned (Note 2) ..................        49,121,955        317,578
      Payable to investment advisor and affiliates (Note 3) ..............            95,139          7,112
      Accrued expenses and other liabilities .............................           105,126         22,384
                                                                             ---------------   ------------
Total liabilities ........................................................        49,622,550        385,329
                                                                             ---------------   ------------
TOTAL NET ASSETS .........................................................   $   125,957,898   $ 18,017,234
                                                                             ===============   ============

NET ASSETS CONSIST OF
      Paid-in capital ....................................................   $   171,610,307   $ 27,311,129
      Undistributed net investment income (loss) .........................            96,630         31,075
      Undistributed net realized gain (loss) on investments ..............       (33,338,156)    (2,496,896)
      Net unrealized appreciation (depreciation) of investments, foreign currencies and translation of assets and liabilities
        denominated in foreign currencies ................................        (8,798,230)    (6,814,397)
      Net unrealized appreciation (depreciation) of collateral received
         for securities loaned ...........................................        (1,051,843)       (13,677)
      Net unrealized appreciation (depreciation) of futures ..............        (2,560,810)             0
                                                                             ---------------   ------------
TOTAL NET ASSETS .........................................................   $   125,957,898   $ 18,017,234
                                                                             ===============   ============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE (1)
      Net assets .........................................................   $   125,957,898   $ 18,017,234
      Shares outstanding .                                                        13,526,219      2,561,437
      Net asset value and offering price per share .......................   $          9.31   $       7.03
                                                                             ---------------   ------------

Investments at cost ......................................................   $   183,542,106   $ 25,113,116
                                                                             ---------------   ------------
Securities on loan, at fair value (Note 2) ...............................   $    48,651,109   $    326,087
                                                                             ---------------   ------------

-----------
1.    Each Fund has an unlimited number of authorized shares.

2. Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced. The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

                                  Wells Fargo Advantage Variable Trust Funds 139

Statements of Assets and Liabilities -- December 31, 2008

                                                      VT Large        VT Large         VT Money
VT Discovery      VT Equity     VT International      Company         Company           Market         VT Opportunity
    Fund         Income Fund       Core Fund         Core Fund      Growth Fund        Fund Fund             Fund
--------------   ------------   ----------------   --------------   --------------   -------------   ------------------
$  111,821,277   $ 42,590,654   $     18,541,097   $    9,529,370   $   48,180,807   $  50,835,648   $      350,435,556
    19,675,334      1,996,317             64,881          282,442        5,412,402               0           18,265,033
     1,204,393        901,327            576,524          265,492          945,031         250,000           30,145,145
             0              0                  0                0                0       9,404,785                    0
--------------   ------------   ----------------   --------------   --------------   -------------   ------------------
   132,701,004     45,488,298         19,182,502       10,077,304       54,538,240      60,490,433          398,845,734
--------------   ------------   ----------------   --------------   --------------   -------------   ------------------
             0         50,000             50,000           50,000           50,000          50,000                    0
       152,334         25,173                619                0           39,465         230,673              357,421
             0              0                  0                0                0               0                    0
     4,635,048              0                  0                0                0               0            1,444,801
        25,604         90,859             44,558           14,145           46,479          54,796              461,599
--------------   ------------   ----------------   --------------   --------------   -------------   ------------------
   137,513,990     45,654,330         19,277,679       10,141,449       54,674,184      60,825,902          401,109,555
--------------   ------------   ----------------   --------------   --------------   -------------   ------------------

        51,084         29,923             15,111            2,611           51,436               0              294,419
     3,326,793              0             10,105           56,240                0               0            1,119,386
             0              0                  0                0                0           1,621                    0
    20,867,533      2,104,557             67,811          307,737        5,533,262               0           21,078,156
        87,018         28,452              7,914               51           31,845          33,145              294,949
        32,838         39,755             28,004           22,450           40,933          23,564              125,156
--------------   ------------   ----------------   --------------   --------------   -------------   ------------------
    24,365,266      2,202,687            128,945          389,089        5,657,476          58,330           22,912,066
--------------   ------------   ----------------   --------------   --------------   -------------   ------------------
$  113,148,724   $ 43,451,643   $     19,148,734   $    9,752,360   $   49,016,708   $  60,767,572   $      378,197,489
==============   ============   ================   ==============   ==============   =============   ==================

$  275,563,561   $ 56,026,143   $     28,675,051   $   29,480,697   $   95,993,753   $  60,772,049   $      558,089,541
             0         27,273            535,743          192,996          239,595          (1,108)                   0
  (126,968,584)    (3,735,704)        (3,541,750)     (13,209,546)     (32,863,600)         (3,369)         (50,498,440)


   (34,764,496)    (8,804,549)        (6,518,844)      (6,696,542)     (14,270,665)              0         (127,814,732)
      (681,757)       (61,520)            (1,466)         (15,245)         (82,375)              0           (1,578,880)
             0              0                  0                0                0               0                    0

--------------   ------------   ----------------   --------------   --------------   -------------   ------------------
$  113,148,724   $ 43,451,643   $     19,148,734   $    9,752,360   $   49,016,708   $  60,767,572   $      378,197,489
==============   ============   ================   ==============   ==============   =============   ==================

$  113,148,724   $ 43,451,643   $     19,148,734   $    9,752,360   $   49,016,708   $  60,767,572   $      378,197,489
    10,114,520      4,398,531          4,152,963        1,021,658        7,808,667      60,774,908           37,227,135
$        11.19   $       9.88   $           4.61   $         9.55   $         6.28   $        1.00   $            10.16
--------------   ------------   ----------------   --------------   --------------   -------------   ------------------

$  168,147,257   $ 54,354,367   $     25,700,486   $   16,789,091   $   68,891,280   $  60,490,433   $      528,239,346
--------------   ------------   ----------------   --------------   --------------   -------------   ------------------
$   21,328,039   $  2,139,276   $         67,680   $      335,610   $    5,917,517   $           0   $       19,668,553
--------------   ------------   ----------------   --------------   --------------   -------------   ------------------

140 Wells Fargo Advantage Variable Trust Funds

                       Statements of Assets and Liabilities -- December 31, 2008

                                                                        VT Small Cap     VT Small/Mid     VT Total Return
                                                                        Growth Fund      Cap Value Fund       Bond Fund
--------------------------------------------------------------------   --------------   ---------------   -----------------
ASSETS
      Investments
           In securities, at fair value (including
                securities on loan) ................................   $  111,675,923   $     7,667,274   $     110,048,518
           Collateral received for securities loaned (Note 2) ......       23,016,933                 0           6,609,700
           In affiliates . .........................................           11,440           152,421           3,139,786
                                                                       --------------   ---------------   -----------------
      Total investments at fair value (see cost below) .............      134,704,296         7,819,695         119,798,004
                                                                       --------------   ---------------   -----------------
      Cash. ........................................................           50,000                 0              50,000
      Receivable for Fund shares issued ............................           22,403               612             569,727
      Receivable for investments sold ..............................          662,753           101,332          60,621,592
      Receivables for dividends and interest . .....................           17,593            33,303             762,460
                                                                       --------------   ---------------   -----------------
Total assets .......................................................      135,457,045         7,954,942         181,801,783
                                                                       --------------   ---------------   -----------------

LIABILITIES
      Sale commitments, at fair value ..............................                0                 0           5,129,533
      Payable for Fund shares redeemed .............................           71,279             5,538             280,005
      Payable for investments purchased ............................          179,188             3,373          75,479,465
      Dividends payable ............................................                0                 0              11,673
      Payable upon return of securities loaned (Note 2) ............       25,002,831                 0           7,203,983
      Payable to investment advisor and affiliates (Note 3) ........           97,460               431              19,132
      Accrued expenses and other liabilities . .....................          110,169            17,239              67,828
                                                                       --------------   ---------------   -----------------
Total liabilities ..................................................       25,460,927            26,581          88,191,619
                                                                       --------------   ---------------   -----------------
TOTAL NET ASSETS ...................................................   $  109,996,118   $     7,928,361   $      93,610,164
                                                                       ==============   ===============   =================

NET ASSETS CONSIST OF
      Paid-in capital ..............................................   $  195,897,618   $    15,081,906   $      96,760,686
      Undistributed net investment income (loss) ...................                0           108,598              17,650
      Undistributed net realized gain (loss) on investments . ......      (25,602,257)         (715,899)           (102,357)
      Net unrealized appreciation (depreciation) of investments, foreign  currencies and translation of assets and
        liabilities denominated in foreign currencies ..............      (59,135,486)       (6,546,244)         (2,582,262)
      Net unrealized appreciation (depreciation) of
        collateral received for securities loaned ..................       (1,163,757)                0            (442,898)
      Net unrealized appreciation (depreciation) of options, swap
        agreements, and short sales ................................                0                 0             (40,655)
                                                                       --------------   ---------------   -----------------
TOTAL NET ASSETS ...................................................   $  109,996,118   $     7,928,361   $      93,610,164
                                                                       ==============   ===============   =================

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE (1)
      Net assets ...................................................   $  109,996,118   $     7,928,361   $      93,610,164
      Shares outstanding ...........................................       26,418,383         1,600,392           9,646,110
      Net asset value and offering price per share .................   $         4.16   $          4.95   $            9.70
                                                                       --------------   ---------------   -----------------

Investments at cost ................................................   $  195,003,539   $    14,365,939   $     122,823,164
                                                                       --------------   ---------------   -----------------
Proceeds from sale commitments .....................................   $            0   $             0   $       5,088,878
                                                                       --------------   ---------------   -----------------
Securities on loan, at fair value (Note 2) .........................   $   24,914,645   $             0   $       6,778,684
                                                                       --------------   ---------------   -----------------

----------
1.    Each Fund has an unlimited number of authorized shares.

2. Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced. The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

142 Wells Fargo Advantage Variable Trust Funds

                Statements of Operations -- For the Year Ended December 31, 2008

                                                                              VT Asset         VT C&B
                                                                             Allocation       Large Cap
                                                                               Fund          Value Fund
                                                                           -------------   --------------
INVESTMENT INCOME
      Dividends (1) ....................................................   $   2,522,619   $      609,380
      Interest .........................................................       3,308,484               30
      Income from affiliated securities ................................         159,807           12,505
      Securities lending income ........................................         453,227            4,027
                                                                           -------------   --------------
Total investment income ................................................       6,444,137          625,942
                                                                           -------------   --------------

EXPENSES
      Advisory fees ....................................................       1,050,867          135,202
      Administration fees ..............................................         305,706           39,331
      Custody fees .....................................................          38,213            4,916
      Accounting fees ..................................................          32,180           19,626
      Distribution fees (Note 3) .......................................         477,667           61,456
      Professional fees ................................................          32,438           29,802
      Shareholder reports ..............................................          70,272           25,729
      Trustees' fees ...................................................           8,646            8,646
      Other fees and expenses ..........................................          27,073            3,778
                                                                           -------------   --------------
Total expenses .........................................................       2,043,062          328,486
                                                                           -------------   --------------

LESS
      Waived fees and reimbursed expenses (Note 3) .....................        (132,396)         (82,664)
      Net expenses .....................................................       1,910,666          245,822
                                                                           -------------   --------------
Net investment income (loss) ...........................................       4,533,471          380,120
                                                                           -------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
      Securities, foreign currencies and foreign currency translation ..         877,031       (2,372,172)
      Collateral received for securities loaned ........................        (363,648)          (5,670)
      Futures transactions .............................................     (27,663,638)               0
      Options, swap agreements, MMD rate locks and sale commitments ....               0                0
      Affiliated Securities ............................................          34,007                0
                                                                           -------------   --------------
Net realized gain and loss from investments ............................     (27,116,248)      (2,377,842)
                                                                           -------------   --------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
      Securities, foreign currencies and foreign currency translation ..     (37,303,216)      (8,054,766)
      Collateral received for securities loaned ........................        (942,489)          (9,608)
      Futures transactions .............................................      (2,576,509)               0
      Options, swap agreements, MMD rate locks and sale commitments ....               0                0
Net change in unrealized appreciation (depreciation) of investments ....     (40,822,214)      (8,064,374)
                                                                           -------------   --------------
Net realized and unrealized gain (loss) on investments .................     (67,938,462)     (10,442,216)
                                                                           -------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........   $ (63,404,991)  $  (10,062,096)
                                                                           =============   ==============

1. Net of foreign withholding taxes of .................................   $           0   $        1,924

The accompanying notes are an integral part of these financial statements.

                                  Wells Fargo Advantage Variable Trust Funds 143

Statements of Operations -- For the Year Ended December 31, 2008

                                                          VT Large        VT Large       VT Money
 VT Discovery       VT Equity       VT International      Company          Company        Market           VT Opportunity
    Fund           Income Fund         Core Fund         Core Fund       Growth Fund        Fund               Fund
---------------   --------------   -----------------   -------------   --------------   -------------   -------------------
$       665,027   $    1,982,932   $       1,000,767   $     342,242   $      949,643   $           0   $         7,684,423
          7,243              453                  12              32               66       1,640,415               120,148
        181,542           14,324               5,420           3,883           22,132           4,503             1,364,192
        108,380           20,108                 181           1,094           13,363               0               222,405
---------------   --------------   -----------------   -------------   --------------   -------------   -------------------
        962,192        2,017,817           1,006,380         347,251          985,204       1,644,918             9,391,168
---------------   --------------   -----------------   -------------   --------------   -------------   -------------------


      1,381,556          375,351             239,392          84,838          410,069         165,280             4,498,490
        294,732          109,193              51,070          24,680          119,293          88,150               974,215
         36,841           13,649              31,919           3,085           14,912          11,019               121,777
         15,859           23,222               7,035          19,278           23,473          21,322                23,479
        460,519          170,614              79,797          38,563          186,395         137,733             1,522,211
         42,277           30,133              34,743          28,977           29,483          37,504                64,715
         92,567           56,481              52,816          19,325           61,325          21,666               188,720
          8,646            8,646               8,646           8,646            8,646           8,646                 8,646
          8,548            3,846              21,145           4,656            4,705           8,777                14,324
---------------   --------------   -----------------   -------------   --------------   -------------   -------------------
      2,341,545          791,135             526,563         232,048          858,301         500,097             7,416,577
---------------   --------------   -----------------   -------------   --------------   -------------   -------------------


       (223,160)        (108,534)           (206,640)        (77,797)        (112,706)        (80,739)             (895,727)
      2,118,385          682,601             319,923         154,251          745,595         419,358             6,520,850
---------------   --------------   -----------------   -------------   --------------   -------------   -------------------
    (1,156,193)       1,335,216             686,457         193,000          239,609       1,225,560             2,870,318
---------------   --------------   -----------------   -------------   --------------   -------------   -------------------


    (31,588,073)      (3,623,706)         (3,643,756)       (178,234)      (5,336,215)         (3,369)          (45,107,433)
       (510,442)         (46,721)             (1,464)        (10,050)         (38,486)              0            (1,234,223)
              0                0                   0               0                0               0                     0
              0                0                   0               0                0               0           (2,063,040)
              0                0                   0               0                0               0                     0
---------------   --------------   -----------------   -------------   --------------   -------------   -------------------
    (32,098,515)      (3,670,427)         (3,645,220)       (188,284)      (5,374,701)         (3,369)          (48,404,696)
---------------   --------------   -----------------   -------------   --------------   -------------   -------------------


    (64,238,488)     (26,843,563)        (13,990,979)     (6,964,086)     (29,587,982)              0          (228,010,121)
       (559,068)         (51,279)             (1,381)        (14,241)         (77,346)              0            (1,348,150)
              0                0                   0               0                0               0                     0
              0                0                   0               0                0               0               969,892
---------------   --------------   -----------------   -------------   --------------   -------------   -------------------
    (64,797,556)     (26,894,842)        (13,992,360)     (6,978,327)     (29,665,328)              0          (228,388,379)
---------------   --------------   -----------------   -------------   --------------   -------------   -------------------
    (96,896,071)     (30,565,269)        (17,637,580)     (7,166,611)     (35,040,029)         (3,369)         (276,793,075)
---------------   --------------   -----------------   -------------   --------------   -------------   -------------------

---------------   --------------   -----------------   -------------   --------------   -------------   -------------------
$   (98,052,264)  $  (29,230,053)  $     (16,951,123)  $  (6,973,611)  $  (34,800,420)  $   1,222,191   $     (273,922,757)
===============   ==============   =================   =============   ==============   =============   ===================

$        1,784     $       3,682   $         111,890   $           0   $       20,056   $           0   $            85,331

144 Wells Fargo Advantage Variable Trust Funds

                Statements of Operations -- For the Year Ended December 31, 2008

                                                                            VT Small Cap     VT Small/Mid      VT Total Return
                                                                            Growth Fund      Cap Value Fund       Bond Fund
                                                                           --------------   ---------------   -----------------
INVESTMENT INCOME
      Dividends (1) ....................................................   $      419,146   $       306,471   $               0
      Interest .........................................................            6,795                 0           5,892,860
      Income from affiliated securities ................................           53,328             3,240             215,439
      Securities lending income ........................................          308,904                 0
                                                                                                                         94,888
                                                                           --------------   ---------------   -----------------
Total investment income ................................................          788,173           309,711           6,203,187
                                                                           --------------   ---------------   -----------------

EXPENSES
      Advisory fees ....................................................        1,262,077            99,998             512,109
      Administration fees ..............................................          269,244            21,333             182,083
      Custody fees .....................................................           33,656             2,667              22,760
      Accounting fees ..................................................           28,779            18,390              26,269
      Distribution fees (Note 3) .......................................          420,692            33,333             284,505
      Professional fees ................................................           29,549            35,759              32,570
      Shareholder reports ..............................................           71,612             3,540             282,624
      Trustees' fees ...................................................            8,646             8,646               8,646
      Other fees and expenses ..........................................            5,379             2,974               5,145
                                                                           --------------   ---------------   -----------------
Total expenses .........................................................        2,129,634           226,640           1,356,711
                                                                           --------------   ---------------   -----------------

LESS
      Waived fees and reimbursed expenses (Note 3) .....................         (109,622)          (74,630)           (332,493)
      Net expenses .....................................................        2,020,012           152,010           1,024,218
                                                                           --------------   ---------------   -----------------
Net investment income (loss) ...........................................       (1,231,839)          157,701           5,178,969
                                                                           --------------   ---------------   -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
      Securities, foreign currencies and foreign currency translation ..      (23,825,151)         (483,182)          1,903,979
      Collateral received for securities loaned ........................         (822,141)                0            (151,385)
      Affiliated Securities ............................................                0                 0               5,322
                                                                           --------------   ---------------   -----------------
Net realized gain and loss from investments ............................      (24,647,292)         (483,182)          1,757,916
                                                                           --------------   ---------------   -----------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
      Securities, foreign currencies and foreign currency translation ..      (57,889,232)       (6,233,419)         (4,235,506)
      Collateral received for securities loaned ........................         (952,376)                0            (403,204)
      Options, swap agreements, MMD rate locks and sale commitments ....                0                 0             (32,172)
                                                                           --------------   ---------------   -----------------
Net change in unrealized appreciation (depreciation) of investments ....      (58,841,608)       (6,233,419)         (4,670,882)
                                                                           --------------   ---------------   -----------------
Net realized and unrealized gain (loss) on investments .................      (83,488,900)       (6,716,601)         (2,912,966)
                                                                           --------------   ---------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........   $  (84,720,739)  $    (6,558,900)  $       2,266,003
                                                                           --------------   ---------------   -----------------

1. Net of foreign withholding taxes of .................................   $            0   $         2,972   $               0

The accompanying notes are an integral part of these financial statements.

146 Wells Fargo Advantage Variable Trust Funds

                                             Statements of Changes in Net Assets

                                                                                        VT ASSET ALLOCATION FUND
                                                                                ---------------------------------------
                                                                                      For the             For the
                                                                                     Year Ended         Year Ended
                                                                                 December 31, 2008    December 31, 2007
                                                                                -------------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     Beginning Net Assets ...................................................   $       254,054,290   $     288,387,160

OPERATIONS
     Net investment income (loss) ...........................................             4,533,471           6,201,322
Net realized gain (loss) on investments .....................................           (27,116,248)         16,303,749
     Net change in unrealized appreciation (depreciation) of investments ....           (40,822,214)         (2,142,553)
                                                                                -------------------   -----------------
Net increase (decrease) in net assets resulting from operations .............           (63,404,991)         20,362,518
                                                                                -------------------   -----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income ..................................................            (4,529,434)         (6,059,537)
     Net realized gain on sales of investments ..............................           (15,226,958)         (4,230,151)
                                                                                -------------------   -----------------
Total distributions to shareholders .........................................           (19,756,392)        (10,289,688)
                                                                                -------------------   -----------------

CAPITAL SHARES TRANSACTIONS
     Proceeds from shares sold ..............................................            10,395,528          15,975,890
     Reinvestment of distributions ..........................................            19,756,396          10,289,756
     Cost of shares redeemed ................................................           (75,086,933)        (70,671,346)
                                                                                -------------------   -----------------
Net increase (decrease) in net assets resulting from capital
        share transactions - Total ..........................................           (44,935,009)        (44,405,700)
                                                                                ===================   =================
NET INCREASE (DECREASE) IN NET ASSETS .......................................          (128,096,392)        (34,332,870)
                                                                                ===================   =================
ENDING NET ASSETS ...........................................................   $       125,957,898   $     254,054,290
                                                                                ===================   =================

SHARES ISSUED AND REDEEMED
     Shares sold ............................................................               795,214           1,090,079
     Shares issued in reinvestment of distributions .........................             1,689,360             701,089
     Shares redeemed ........................................................            (6,308,752)         (4,844,255)
                                                                                -------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
        FROM CAPITAL SHARE TRANSACTIONS .....................................            (3,824,178)         (3,053,087)
                                                                                ===================   =================

Ending balance of undistributed net investment income (loss) ................   $            96,630   $         119,020
                                                                                -------------------   -----------------

The accompanying notes are an integral part of these financial statements.

                                  Wells Fargo Advantage Variable Trust Funds 147

Statements of Changes in Net Assets

     VT C&B LARGE CAP VALUE FUND                  VT DISCOVERY FUND                     VT EQUITY INCOME FUND
-------------------------------------   -------------------------------------   -------------------------------------
     For the             For the             For the             For the             For the             For the
    Year Ended          Year Ended         Year Ended          Year Ended          Year Ended          Year Ended
December 31, 2008   December 31, 2007   December 31, 2008   December 31, 2007   December 31, 2008   December 31, 2007
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
$      30,467,090   $      32,168,833   $     238,893,691   $     233,946,749   $      94,096,532   $     116,232,202

          380,120             358,915          (1,156,193)         (1,736,985)          1,335,216           1,568,163
       (2,377,842)          2,454,447         (32,098,515)         53,314,005          (3,670,427)         10,471,070
       (8,064,374)         (3,327,040)        (64,797,556)         (3,454,623)        (26,894,842)         (8,869,555)
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
      (10,062,096)           (513,678)        (98,052,264)         48,122,397         (29,230,053)          3,169,678
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

         (369,107)           (338,853)                  0                   0          (1,271,085)         (1,552,694)
                0                   0                   0                   0         (10,495,427)         (6,896,727)
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
         (369,107)           (338,853)                  0                   0         (11,766,512)         (8,449,421)
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

        8,255,803          11,932,733          43,160,770          32,983,718           9,261,108          10,217,892
          369,107             338,853                   0                   0          11,766,512           8,449,441
      (10,643,563)        (13,120,798)        (70,853,473)        (76,159,173)        (30,675,944)        (35,523,260)
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
       (2,018,653)           (849,212)        (27,692,703)        (43,175,455)         (9,648,324)        (16,855,927)
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
      (12,449,856)         (1,701,743)       (125,744,967)          4,946,942         (50,644,889)        (22,135,670)
=================   =================   =================   =================   =================   =================
$      18,017,234   $      30,467,090   $     113,148,724   $     238,893,691   $      43,451,643   $      94,096,532
=================   =================   =================   =================   =================   =================

          873,828           1,032,150           2,510,179           1,744,047             681,676             517,597
           41,002              29,870                   0                   0             877,757             424,591
       (1,126,012)         (1,150,985)         (4,272,197)         (4,093,604)         (2,181,200)         (1,808,274)
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
         (211,182)            (88,965)         (1,762,018)         (2,349,557)           (621,767)           (866,086)
=================   =================   =================   =================   =================   =================

$          31,075   $          20,062   $               0   $               0   $          27,273   $          15,454
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

148 Wells Fargo Advantage Variable Trust Funds

                                             Statements of Changes in Net Assets

                                                                                           VT INTERNATIONAL CORE FUND
                                                                                    -----------------------------------------
                                                                                          For the               For the
                                                                                        Year Ended             Year Ended
                                                                                     December 31, 2008      December 31, 2007
                                                                                    -------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS
     Beginning Net Assets .......................................................      $ 44,470,148           $ 44,316,850

OPERATIONS
     Net investment income (loss) ...............................................           686,457                727,001
     Net realized gain (loss) on investments ....................................        (3,645,220)             6,508,824
     Net change in unrealized appreciation (depreciation) of investments ........       (13,992,360)            (1,710,827)
                                                                                       ------------           ------------
Net increase (decrease) in net assets resulting from operations .................       (16,951,123)             5,524,998
                                                                                       ------------           ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income ......................................................          (630,655)                (6,103)
     Net realized gain on sales of investments ..................................        (6,581,030)            (3,343,838)
                                                                                       ------------           ------------
Total distributions to shareholders .............................................        (7,211,685)            (3,349,941)
                                                                                       ------------           ------------

CAPITAL SHARES TRANSACTIONS
     Proceeds from shares sold ..................................................         7,147,838              6,824,060
     Reinvestment of distributions ..............................................         7,211,685              3,349,870
     Cost of shares redeemed ....................................................       (15,518,129)           (12,195,689)
                                                                                       ------------           ------------
Net increase (decrease) in net assets resulting   from capital share
     transactions - Total .......................................................        (1,158,606)            (2,021,759)
                                                                                       ------------           ------------
NET INCREASE (DECREASE) IN NET ASSETS ...........................................       (25,321,414)               153,298
                                                                                       ============           ============
ENDING NET ASSETS ...............................................................      $ 19,148,734           $ 44,470,148
                                                                                       ============           ============

SHARES ISSUED AND REDEEMED
     Shares sold ................................................................           978,032                656,751
     Shares issued in reinvestment of distributions .............................         1,028,771                314,837
     Shares redeemed ............................................................        (2,146,466)            (1,167,028)
                                                                                       ------------           ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING   RESULTING FROM CAPITAL SHARE
     TRANSACTIONS                                                                          (139,663)              (195,440)
                                                                                       ============           ============

Ending balance of undistributed net investment income (loss) ....................      $    535,743           $    611,585
                                                                                       ============           ============

The accompanying notes are an integral part of these financial statements.

                           Wells Fargo Advantage Variable Trust Funds 149

Statements of Changes in Net Assets

VT LARGE COMPANY CORE FUND                       VT LARGE COMPANY GROWTH FUND                      VT MONEY MARKET FUND
-------------------------------------        -------------------------------------         -------------------------------------
    For the              For the                  For the            For the                   For the             For the
   Year Ended          Year Ended                Year Ended         Year Ended                Year Ended          Year Ended
December 31, 2008   December 31, 2007        December 31, 2008   December 31, 2007         December 31, 2008   December 31, 2007
-----------------   -----------------        -----------------   -----------------         -----------------   -----------------
 $  20,140,962        $ 25,349,251             $  99,065,355       $ 108,621,014             $  50,603,118       $  52,499,083

       193,000             179,325                   239,609             202,662                 1,225,560           2,203,670
      (188,284)          2,739,690                (5,374,701)          2,378,797                    (3,369)                211
    (6,978,327)         (2,154,945)              (29,665,328)          5,501,174                         0                   0
 -------------        ------------             -------------       -------------             -------------       -------------
    (6,973,611)            764,070               (34,800,420)          8,082,633                 1,222,191           2,203,881
 -------------        ------------             -------------       -------------             -------------       -------------

      (179,329)                  0                  (202,677)                  0                (1,226,818)         (2,203,670)
             0                   0                         0                   0                         0                   0
 -------------        ------------             -------------       -------------             -------------       -------------
      (179,329)                  0                  (202,677)                  0                (1,226,818)         (2,203,670)
 -------------        ------------             -------------       -------------             -------------       -------------

     1,020,673           1,726,212                 6,019,409           5,962,327                72,973,557          52,256,429
       179,329                   0                   202,677                   0                 1,231,310           2,210,831
    (4,435,664)         (7,698,571)              (21,267,636)        (23,600,619)              (64,035,786)        (56,363,436)
    (3,235,662)         (5,972,359)              (15,045,550)        (17,638,292)               10,169,081          (1,896,176)
 -------------        ------------             -------------       -------------             -------------       -------------
   (10,388,602)         (5,208,289)              (50,048,647)         (9,555,659)               10,164,454          (1,895,965)
 =============        ============             =============       =============             =============       =============
 $   9,752,360        $ 20,140,962             $  49,016,708       $  99,065,355             $  60,767,572       $  50,603,118
 =============        ============             =============       =============             =============       =============

        72,442             103,579                   718,483             590,520                72,973,557          52,256,429
        12,709                   0                    22,850                   0                 1,231,310           2,210,831
      (325,148)           (467,398)               (2,533,719)         (2,316,245)              (64,035,786)        (56,363,436)
 -------------        ------------             -------------       -------------             -------------       -------------
      (239,997)           (363,819)               (1,792,386)         (1,725,725)               10,169,081          (1,896,176)
 =============        ============             =============       =============             =============       =============

 $     192,996        $    179,325             $     239,595       $     202,663             $      (1,108)      $           0
 =============        ============             =============       =============             =============       =============

150 Wells Fargo Advantage Variable Trust Funds

                                             Statements of Changes in Net Assets

                                                                                             VT OPPORTUNITY FUND
                                                                                      -------------------------------------
                                                                                          For the             For the
                                                                                         Year Ended          Year Ended
                                                                                      December 31, 2008   December 31, 2007
                                                                                      -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     Beginning Net Assets ......................................................       $  779,285,577       $  897,046,934

OPERATIONS
     Net investment income (loss) ..............................................            2,870,318            6,405,785
     Net realized gain (loss) on investments ...................................          (48,404,696)         141,371,076
     Net change in unrealized appreciation (depreciation) of investments .......         (228,388,379)         (87,770,740)
                                                                                       --------------       --------------
Net increase (decrease) in net assets resulting from operations ................         (273,922,757)          60,006,121
                                                                                       --------------       --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income .....................................................          (11,553,162)          (5,147,124)
     Net realized gain on sales of investments .................................         (136,366,472)        (120,619,260)
                                                                                       --------------       --------------
Total distributions to shareholders ............................................         (147,919,634)        (125,766,384)
                                                                                       --------------       --------------

CAPITAL SHARES TRANSACTIONS
     Proceeds from shares sold .................................................           63,008,780           65,979,170
     Reinvestment of distributions .............................................          147,919,633          125,766,640
     Cost of shares redeemed ...................................................         (190,174,110)        (243,746,904)
                                                                                       --------------       --------------
Net increase (decrease) in net assets resulting from
  capital share transactions - Total ...........................................           20,754,303          (52,001,094)
                                                                                       --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................         (401,088,088)        (117,761,357)
                                                                                       ==============       ==============
ENDING NET ASSETS  .............................................................       $  378,197,489       $  779,285,577
                                                                                       ==============       ==============

SHARES ISSUED AND REDEEMED
     Shares sold ...............................................................            3,771,975            2,723,976
     Shares issued in reinvestment of distributions ............................            9,439,670            5,390,769
     Shares redeemed ...........................................................          (11,363,179)         (10,081,414)
                                                                                       --------------       --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
  FROM CAPITAL SHARE TRANSACTIONS ..............................................       $    1,848,466       $   (1,966,669)
                                                                                       ==============       ==============

Ending balance of undistributed net investment income (loss) ...................       $            0       $   12,522,814
                                                                                       ==============       ==============

The accompanying notes are an integral part of these financial statements.

                           Wells Fargo Advantage Variable Trust Funds 151

Statements of Changes in Net Assets


VT SMALL CAP  GROWTH FUND                          VT SMALL/MID CAP VALUE FUND                   VT TOTAL RETURN BOND FUND
------------------ ------------------         -------------------------------------         -------------------------------------
     For the              For the                  For the            For the                    For the            For the
   Year Ended           Year Ended               Year Ended          Year Ended                Year Ended          Year Ended
December 31, 2008   December 31, 2007         December 31, 2008   December 31, 2007         December 31, 2008   December 31, 2007
-----------------   -----------------         -----------------   -----------------         -----------------   -----------------
 $ 221,394,115        $ 190,516,263             $  17,526,968       $  23,462,113             $ 129,097,689       $ 116,449,325

    (1,231,839)          (1,524,342)                  157,701             (63,687)                5,178,969           5,817,560
   (24,647,292)          48,101,338                  (483,182)          2,998,200                 1,757,916             270,020
   (58,841,608)         (20,819,556)               (6,233,419)         (2,917,502)               (4,670,882)          1,470,381
 -------------        -------------             -------------       -------------             -------------       -------------
   (84,720,739)          25,757,440                (6,558,900)             17,011                 2,266,003           7,557,961
 -------------        -------------             -------------       -------------             -------------       -------------

             0                    0                         0              (4,115)               (5,436,067)         (5,839,104)
   (46,824,280)         (31,940,178)               (2,731,743)         (3,459,810)                        0                   0
 -------------        -------------             -------------       -------------             -------------       -------------
   (46,824,280)         (31,940,178)               (2,731,743)         (3,463,925)               (5,436,067)         (5,839,104)
 -------------        -------------             -------------       -------------             -------------       -------------

    20,577,751           29,958,902                 3,352,202           5,064,947                15,432,543          28,392,338
    46,824,656           31,939,491                 2,731,744           3,463,925                 5,439,219           5,851,603
   (47,255,385)         (24,837,803)               (6,391,910)        (11,017,103)              (53,189,223)        (23,314,434)
    20,147,022           37,060,590                  (307,964)         (2,488,231)              (32,317,461)         10,929,507
 -------------        -------------             -------------       -------------             -------------       -------------
  (111,397,997)          30,877,852                (9,598,607)         (5,935,145)              (35,487,525)         12,648,364
 =============        =============             =============       =============             =============       =============
 $ 109,996,118        $ 221,394,115             $   7,928,361       $  17,526,968             $  93,610,164       $ 129,097,689
 =============        =============             =============       =============             =============       =============
     2,847,306            2,962,137                   477,256             389,409                 1,568,666           2,898,839
     7,856,486            3,162,328                   327,940             283,928                   557,253             596,842
    (7,135,470)          (2,400,873)                 (787,217)           (865,255)               (5,467,273)         (2,381,720)
 -------------        -------------             -------------       -------------             -------------       -------------
     3,568,322            3,723,592                    17,979            (191,918)               (3,341,354)          1,113,961
 =============        =============             =============       =============             =============       =============
 $           0        $           0             $     108,598       $     (24,142)            $      17,650       $      15,216
 =============        =============             =============       =============             =============       =============

152 Wells Fargo Advantage Variable Trust Funds

                                                            Financial Highlights

                                                      Beginning                  Net Realized   Distributions
                                                      Net Asset      Net        and Unrealized    from Net     Distributions
                                                      Value Per   Investment      Gain (Loss)    Investment       from Net
                                                        Share    Income (Loss)  on Investments     Income      Realized Gains
                                                      ---------  -------------  --------------  -------------  --------------
VT ASSET ALLOCATION FUND
January 1, 2008 to December 31, 2008 ...............    $14.64         0.30          (4.32)         (0.30)          (1.01)
January 1, 2007 to December 31, 2007 ...............    $14.13         0.34           0.73          (0.33)          (0.23)
January 1, 2006 to December 31, 2006 ...............    $13.05         0.31           1.23          (0.31)          (0.15)
January 1, 2005 to December 31, 2005 ...............    $12.97         0.27           0.37          (0.27)          (0.29)
January 1, 2004 to December 31, 2004 ...............    $12.51         0.26           0.86          (0.26)          (0.40)

VT C&B LARGE CAP VALUE FUND
January 1, 2008 to December 31, 2008 ...............    $10.99         0.14          (3.96)         (0.14)           0.00
January 1, 2007 to December 31, 2007 ...............    $11.24         0.13          (0.26)         (0.12)           0.00
January 1, 2006 to December 31, 2006 ...............    $ 9.34         0.15           1.90          (0.15)           0.00
January 1, 2005 to December 31, 2005 ...............    $ 9.13         0.07           0.21          (0.07)           0.00
January 1, 2004 to December 31, 2004 ...............    $ 8.34         0.14           0.79          (0.14)           0.00

VT DISCOVERY FUND
January 1, 2008 to December 31, 2008 ...............    $20.11        (0.11)         (8.81)          0.00            0.00
January 1, 2007 to December 31, 2007 ...............    $16.44        (0.15)          3.82           0.00            0.00
January 1, 2006 to December 31, 2006 ...............    $14.34        (0.13)          2.23           0.00            0.00
January 1, 2005 to December 31, 2005 ...............    $14.65        (0.09)          1.09           0.00           (1.31)
January 1, 2004 to December 31, 2004 ...............    $12.66        (0.13)          2.12           0.00            0.00

VT EQUITY INCOME FUND
January 1, 2008 to December 31, 2008 ...............    $18.74         0.30         (6.46)          (0.28)          (2.42)
January 1, 2007 to December 31, 2007 ...............    $19.75         0.30           0.33          (0.30)          (1.34)
January 1, 2006 to December 31, 2006 ...............    $16.96         0.28           2.83          (0.28)          (0.04)
January 1, 2005 to December 31, 2005 ...............    $16.33         0.24           0.63          (0.24)           0.00
January 1, 2004 to December 31, 2004 ...............    $14.93         0.24           1.40          (0.24)           0.00

VT INTERNATIONAL CORE FUND
January 1, 2008 to December 31, 2008 ...............    $10.36         0.19          (4.03)         (0.17)          (1.74)
January 1, 2007 to December 31, 2007 ...............    $ 9.87         0.17           1.10           0.00           (0.78)
January 1, 2006 to December 31, 2006 ...............    $ 8.66         0.18           1.56          (0.16)          (0.37)
January 1, 2005 to December 31, 2005 ...............    $ 8.27         0.13           0.64          (0.16)          (0.22)
January 1, 2004 to December 31, 2004 ...............    $ 7.56         0.06           0.67          (0.02)           0.00

VT LARGE COMPANY CORE FUND
January 1, 2008 to December 31, 2008 ...............    $15.96         0.21          (6.46)         (0.16)           0.00
January 1, 2007 to December 31, 2007 ...............    $15.59         0.14           0.23           0.00            0.00
January 1, 2006 to December 31, 2006 ...............    $13.58         0.10           2.01          (0.10)           0.00
January 1, 2005 to December 31, 2005 ...............    $13.97         0.08          (0.39)         (0.08)           0.00
January 1, 2004 to December 31, 2004 ...............    $12.89         0.00           1.08           0.00            0.00

1. During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

2.    These ratios do not include expenses from the Underlying Funds.

3. Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

4.    Portfolio turnover ratio excluding TBAs is 337%.

5.    Portfolio turnover ratio excluding TBAs is 309%.

6. Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

7.    Portfolio turnover ratio excluding TBAs is 272%.

8.    Calculated based upon average shares outstanding.

The accompanying notes are an integral part of these financial statements.

                                  Wells Fargo Advantage Variable Trust Funds 153

Financial Highlights

              Ending
             Net Asset        Ratio to Average Net Assets (Annualized)(1)                  Portfolio    Net Assets at
  Return     Value Per   Net Investment    Gross      Expenses       Net       Total       Turnover     End of Period
of Capital     Share     Income (Loss)  Expenses (2) Waived (2)  Expenses (2) Return (3)   Rate (6)  (000's omitted)
----------   ---------   -------------  ------------ ----------- ----------- ----------- ----------  ---------------

   0.00       $ 9.31          2.37%          1.07%     (0.07)%       1.00%     (29.11)%       21%         $125,958
   0.00       $14.64          2.26%          1.02%     (0.02)%       1.00%       7.60%        25%         $254,054
   0.00       $14.13          2.27%          1.02%     (0.02)%       1.00%      12.14%        12%         $288,387
   0.00       $13.05          2.06%          1.04%     (0.04)%       1.00%       4.99%         2%         $309,673
   0.00       $12.97          2.08%          1.02%     (0.02)%       1.00%       9.34%         5%         $326,374

   0.00       $ 7.03          1.55%          1.33%     (0.33)%       1.00%     (35.01)%       26%         $ 18,017
   0.00       $10.99          1.11%          1.17%     (0.17)%       1.00%      (1.17)%       35%         $ 30,467
   0.00       $11.24          1.44%          1.17%     (0.17)%       1.00%      22.12%        30%         $ 32,169
   0.00       $ 9.34          0.76%          1.17%     (0.17)%       1.00%       3.11%       106%         $ 28,664
   0.00       $ 9.13          1.58%          1.19%     (0.19)%       1.00%      11.22%        16%         $ 30,287

   0.00       $11.19         (0.63)%         1.27%     (0.12)%       1.15%     (44.36)%      166%         $113,149
   0.00       $20.11         (0.72)%         1.21%     (0.06)%       1.15%      22.32%       135%         $238,894
   0.00       $16.44         (0.76)%         1.21%     (0.06)%       1.15%      14.64%       114%         $233,947
   0.00       $14.34         (0.76)%         1.26%     (0.08)%       1.18%       8.27%       144%         $250,275
   0.00       $14.65         (0.92)%         1.23%     (0.04)%       1.19%      15.72%       168%         $ 93,048

   0.00       $ 9.88          1.95%          1.15%     (0.15)%       1.00%     (36.47)%        9%         $ 43,452
   0.00       $18.74          1.49%          1.05%     (0.05)%       1.00%       2.80%        20%         $ 94,097
   0.00       $19.75          1.53%          1.04%     (0.04)%       1.00%      18.55%        14%         $116,232
   0.00       $16.96          1.43%          1.05%     (0.05)%       1.00%       5.38%        23%         $114,375
   0.00       $16.33          1.59%          1.03%     (0.03)%       1.00%      11.08%        13%         $120,138

   0.00       $ 4.61          2.15%          1.64%     (0.64)%       1.00%     (43.41)%       49%         $ 19,149
   0.00       $10.36          1.57%          1.44%     (0.44)%       1.00%      12.67%        65%         $ 44,470
   0.00       $ 9.87          1.85%          1.43%     (0.43)%       1.00%      20.81%        43%         $ 44,317
   0.00       $ 8.66          1.61%          1.41%     (0.41)%       1.00%       9.67%        53%         $ 39,602
   0.00       $ 8.27          0.87%          1.42%     (0.42)%       1.00%       9.63%       115%         $ 35,071

   0.00       $ 9.55          1.25%          1.50%     (0.50)%       1.00%     (39.48)%       31%         $  9,752
   0.00       $15.96          0.76%          1.22%     (0.22)%       1.00%       2.37%        42%         $ 20,141
   0.00       $15.59          0.64%          1.19%     (0.19)%       1.00%      15.57%        19%         $ 25,349
   0.00       $13.58          0.49%          1.13%     (0.13)%       1.00%      (2.24)%      112%         $ 28,460
   0.00       $13.97         (0.03)%         1.13%     (0.13)%       1.00%       8.38%        45%         $ 38,055

154 Wells Fargo Advantage Variable Trust Funds

                                                            Financial Highlights

                                                  Beginning                      Net Realized     Distributions
                                                  Net Asset        Net          and Unrealized       from Net       Distributions
                                                  Value Per     Investment       Gain (Loss)       Investment        from Net
                                                    Share      Income (Loss)    on Investments        Income       Realized Gains
                                                  ---------   --------------   ----------------   -------------   ----------------
VT LARGE COMPANY GROWTH FUND
January 1, 2008 to December 31, 2008 ..........     $10.32            0.03              (4.05)         (0.02)              0.00
January 1, 2007 to December 31, 2007 ..........     $ 9.59            0.02               0.71           0.00               0.00
January 1, 2006 to December 31, 2006 ..........     $ 9.37           (0.02)              0.24           0.00               0.00
January 1, 2005 to December 31, 2005 ..........     $ 8.88           (0.02)              0.53          (0.02)              0.00
January 1, 2004 to December 31, 2004 ..........     $ 8.60            0.02               0.26           0.00               0.00

VT MONEY MARKET FUND
January 1, 2008 to December 31, 2008 ..........     $ 1.00            0.02               0.00          (0.02)              0.00
January 1, 2007 to December 31, 2007 ..........     $ 1.00            0.05               0.00          (0.05)              0.00
January 1, 2006 to December 31, 2006 ..........     $ 1.00            0.04               0.00          (0.04)              0.00
January 1, 2005 to December 31, 2005 ..........     $ 1.00            0.03               0.00          (0.03)              0.00
January 1, 2004 to December 31, 2004 ..........     $ 1.00            0.01               0.00          (0.01)              0.00

VT OPPORTUNITY FUND
January 1, 2008 to December 31, 2008 ..........     $22.03            0.12              (7.30)         (0.37)             (4.32)
January 1, 2007 to December 31, 2007 ..........     $24.02            0.21               1.60          (0.16)             (3.64)
January 1, 2006 to December 31, 2006 ..........     $24.22            0.13               2.43           0.00              (2.76)
January 1, 2005 to December 31, 2005 ..........     $22.45           (0.02)              1.79           0.00               0.00
January 1, 2004 to December 31, 2004 ..........     $18.99           (0.05)              3.51           0.00               0.00

VT SMALL CAP GROWTH FUND
January 1, 2008 to December 31, 2008 ..........     $ 9.69           (0.05)             (3.31)          0.00              (2.17)
January 1, 2007 to December 31, 2007 ..........     $ 9.96           (0.07)              1.52           0.00              (1.72)
January 1, 2006 to December 31, 2006 ..........     $ 8.34           (0.09)              1.94           0.00              (0.23)
January 1, 2005 to December 31, 2005 ..........     $ 7.85           (0.08)              0.57           0.00               0.00
January 1, 2004 to December 31, 2004 ..........     $ 6.90           (0.06)              1.01           0.00               0.00

VT SMALL/MID CAP VALUE FUND
January 1, 2008 to December 31, 2008 ..........     $11.08           0.098              (4.21)          0.00              (2.01)
January 1, 2007 to December 31, 2007 ..........     $13.22           (0.04)              0.21           0.00              (2.31)
January 1, 2006 to December 31, 2006 ..........     $13.66           (0.03)              1.84           0.00              (2.25)
January 1, 2005 to December 31, 2005 ..........     $11.77           (0.06)              2.00          (0.05)              0.00
January 1, 2004 to December 31, 2004 ..........     $10.08           (0.03)              1.72           0.00               0.00

VT TOTAL RETURN BOND FUND
January 1, 2008 to December 31, 2008 ..........     $ 9.94            0.44              (0.21)         (0.47)              0.00
January 1, 2007 to December 31, 2007 ..........     $ 9.81            0.45               0.13          (0.45)              0.00
January 1, 2006 to December 31, 2006 ..........     $ 9.86            0.43              (0.05)         (0.43)              0.00
January 1, 2005 to December 31, 2005 ..........     $10.08            0.36              (0.17)         (0.37)             (0.04)
January 1, 2004 to December 31, 2004 ..........     $10.66            0.34               0.10          (0.34)             (0.68)

The accompanying notes are an integral part of these financial statements.

                                  Wells Fargo Advantage Variable Trust Funds 155

Financial Highlights

               Ending
             Net Asset        Ratio to Average Net Assets (Annualized)(1)                 Portfolio    Net Assets at
  Return     Value Per   Net Investment    Gross      Expenses      Net         Total     Turnover     End of Period
of Capital     Share     Income (Loss)  Expenses (2) Waived (2)  Expenses (2) Return (3)  Rate (6)   (000's omitted)
----------   ---------   -------------- ------------ ----------  ------------ ---------   --------   ---------------

    0.00       $ 6.28          0.32%         1.15%      (0.15)%       1.00%    (38.99)%        7%         $   49,017
    0.00       $10.32          0.19%         1.05%      (0.05)%       1.00%      7.61%        10%         $   99,065
    0.00       $ 9.59         (0.16)%        1.04%      (0.04)%       1.00%      2.35%        12%         $  108,621
    0.00       $ 9.37         (0.21)%        1.05%      (0.05)%       1.00%      5.70%        11%         $  116,003
    0.00       $ 8.88          0.18%         1.05%      (0.05)%       1.00%      3.26%        15%         $  107,229

    0.00       $ 1.00          2.24%         0.89%      (0.14)%       0.75%      2.27%        NA          $   60,768
    0.00       $ 1.00          4.56%         0.84%      (0.09)%       0.75%      4.68%        NA          $   50,603
    0.00       $ 1.00          4.33%         0.82%      (0.07)%       0.75%      4.41%        NA          $   52,499
    0.00       $ 1.00          2.53%         0.82%      (0.07)%       0.75%      2.55%        NA          $   55,504
    0.00       $ 1.00          0.68%         0.87%      (0.12)%       0.75%      0.70%        NA          $   58,738

    0.00       $10.16          0.47%         1.21%      (0.14)%       1.07%    (40.10)%       70%         $  378,197
    0.00       $22.03          0.74%         1.19%      (0.12)%       1.07%      6.63%        64%         $  779,286
    0.00       $24.02          0.48%         1.18%      (0.11)%       1.07%     12.22%        41%         $  897,047
    0.00       $24.22         (0.06)%        1.32%      (0.21)%       1.11%      7.88%        41%         $1,004,763
    0.00       $22.45         (0.22)%        1.41%      (0.35)%       1.06%     18.22%        40%         $1,019,885

    0.00       $ 4.16         (0.73)%        1.26%      (0.06)%       1.20%    (41.42)%       76%         $  109,996
    0.00       $ 9.69         (0.73)%        1.22%      (0.02)%       1.20%     13.81%       121%         $  221,394
    0.00       $ 9.96         (0.98)%        1.23%      (0.03)%       1.20%     22.75%       135%         $  190,516
    0.00       $ 8.34         (0.99)%        1.24%      (0.04)%       1.20%      6.24%       128%         $  167,033
    0.00       $ 7.85         (0.91)%        1.24%      (0.04)%       1.20%     13.77%       175%         $  180,230

    0.00       $ 4.95          1.18%         1.69%      (0.55)%       1.14%    (44.55)%       39%         $    7,928
    0.00       $11.08         (0.31)%        1.51%      (0.37)%       1.14%     (0.32)%       60%         $   17,527
    0.00       $13.22         (0.23)%        1.46%      (0.32)%       1.14%     15.29%        81%         $   23,462
    0.00       $13.66         (0.49)%        1.48%      (0.33)%       1.15%     16.50%       112%         $   23,889
    0.00       $11.77         (0.29)%        1.49%      (0.37)%       1.12%     16.77%        72%         $   25,989

    0.00       $ 9.70          4.55%         1.19%      (0.29)%       0.90%      2.39%       692% (7)     $   93,610
    0.00       $ 9.94          4.58%         0.94%      (0.04)%       0.90%      6.08%       580% (5)     $  129,098
    0.00       $ 9.81          4.36%         0.95%      (0.05)%       0.90%      3.92%       662% (4)     $  116,449
    0.00       $ 9.86          3.58%         0.96%      (0.06)%       0.90%      1.90%       714%         $   85,445
    0.00       $10.08          3.34%         0.96%      (0.06)%       0.90%      4.39%       773%         $   76,683

156 Wells Fargo Advantage Variable Trust Funds

                                                   Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Variable Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of December 31, 2008, the Trust consists of 12 separate funds (each, a "Fund", collectively, the "Funds"). These financial statements present the VT Asset Allocation Fund, VT C&B Large Cap Value Fund (formerly named the Equity Value Fund), VT Discovery Fund, VT Equity Income Fund, VT International Core Fund (formerly named the International Equity Fund), VT Large Company Core Fund , VT Large Company Growth Fund, VT Money Market Fund, VT Opportunity Fund, VT Small Cap Growth Fund, VT Small/Mid Cap Value Fund and VT Total Return Bond Fund. The Funds are available exclusively as pooled funding vehicles for certain participating life insurance companies offering variable annuity contracts and variable life insurance policies. Each Fund is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sale price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

                                  Wells Fargo Advantage Variable Trust Funds 157

Notes to Financial Statements

Debt securities with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

The Money Market Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

The Money Market Fund uses the amortized cost method to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Money Market Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

FAIR VALUATION MEASUREMENTS

The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

-     Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Funds' investments in securities:

                                                                               Total Fair Value
Fund                               Level (1)      Level (2)     Level (3)       as of 12/31/08
---------------------------      ------------   ------------   -----------     -----------------
VT ASSET ALLOCATION FUND         $ 84,418,975   $ 87,754,809   $ 1,518,249     $     173,692,033
VT C&B LARGE CAP VALUE FUND        17,600,534        658,892        25,616            18,285,042
VT DISCOVERY FUND                 116,886,266     14,124,767     1,689,971           132,701,004
VT EQUITY INCOME FUND              43,883,689      1,433,140       171,469            45,488,298
VT INTERNATIONAL CORE FUND            905,103     17,868,733       408,666            19,182,502
VT LARGE COMPANY CORE FUND          9,850,282        202,764        24,258            10,077,304
VT LARGE COMPANY GROWTH FUND       50,187,834      3,885,517       464,889            54,538,240
VT MONEY MARKET FUND                        0     60,490,433             0            60,490,433
VT OPPORTUNITY FUND               378,860,103     18,416,796     1,568,835           398,845,734
VT SMALL CAP GROWTH FUND          116,203,631     16,523,674     1,976,991           134,704,296
VT SMALL/MID CAP VALUE FUND         7,680,919         99,494        39,282             7,819,695
VT TOTAL RETURN BOND FUND           2,943,782    112,370,928     4,483,294           119,798,004

158 Wells Fargo Advantage Variable Trust Funds

                                                   Notes to Financial Statements

The following is a summary of the inputs used as of December 31, 2008 in valuing the Funds' investments in other financial instruments:*

                                                                      Total Unrealized
                                                                       Appreciation/
Fund                           Level (1)     Level (2)   Level (3)     (Depreciation)
-------------------------   --------------  ----------  ----------    ----------------
VT ASSET ALLOCATION FUND    $  (2,560,810)  $       0   $        0    $     (2,560,810)
VT TOTAL RETURN BOND FUND               0     (40,655)           0             (40,655)

* Other financial instruments include: futures, options, sale commitments, and swaps.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                         VT Asset       VT C&B                                                   VT Large
                                        Allocation    Large Cap    VT Discovery    VT Equity   VT International   Company
                                           Fund       Value Fund       Fund       Income Fund     Core Fund      Core Fund
------------------------------------  --------------  ----------   ------------   -----------  ----------------  ---------
Balance as of 12/31/2007              $  14,300,664   $ 153,181    $  4,156,534   $  526,907      $   3,043      $  38,051
    Accrued discounts (premiums)                  0           0               0            0              0              0
    Realized gain (loss)                   (363,648)     (5,670)       (510,442)     (46,721)        (1,464)       (10,050)
    Net change in unrealized
       appreciation (depreciation)         (942,489)     (9,608)       (559,068)     (51,279)        (9,017)       (14,241)
    Net purchases (sales)               (11,476,278)   (112,287)     (1,397,053)    (257,438)         5,374         10,498
    Net Transfer in (out) of Level 3              0           0               0            0        410,730              0
Balance as of 12/31/2008              $   1,518,249   $  25,616    $  1,689,971   $  171,469      $ 408,666      $  24,258

                                         VT Large                                   VT Small Cap    VT Small/Mid
                                         Company        VT Money    VT Opportunity     Growth         Cap Value   VT Total Return
                                       Growth Fund    Market Fund        Fund           Fund            Fund          Bond Fund
                                       ------------   -----------   --------------  -------------   ------------  ---------------
Balance as of 12/31/2007               $    174,267   $      0      $  12,434,175   $   7,228,637   $       0     $     4,833,957
    Accrued discounts (premiums)                  0          0                  0               0           0                (259)
    Realized gain (loss)                    (38,486)         0         (1,266,483)       (822,141)          0            (131,376)
    Net change in unrealized
       appreciation (depreciation)          (77,346)         0         (1,348,150)       (952,376)    (34,216)           (346,836)
    Net purchases (sales)                   406,454          0         (8,250,707)     (3,477,129)     73,498             589,165
    Net Transfer in (out) of Level 3              0          0                  0               0           0            (461,357)
Balance as of 12/31/2008               $    464,889   $      0      $   1,568,835   $   1,976,991   $  39,282     $     4,483,294

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the effective interest method.

Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates

                                  Wells Fargo Advantage Variable Trust Funds 159

Notes to Financial Statements

of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, for the VT Discovery, VT International Core, VT Large Company Core, VT Large Company Growth, VT Opportunity, VT Small Cap Growth and VT Small/Mid Cap Value Funds is declared and distributed to shareholders annually. Net investment income, if any, for the VT Asset Allocation, VT C&B Large Value and VT Equity Income Funds is declared and distributed quarterly. Net investment income, if any, for the VT Money Market and VT Total Return Bond Funds is declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

At December 31, 2008, as result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and
Liabilities:

                              Undistributed Net  Undistributed Net
Fund                          Investment Income  Realized Gain/Loss  Paid-in- Capital
---------------------------   -----------------  ------------------  ----------------
VT Asset Allocation Fund      $       (26,427)   $       26,427      $             0
VT Discovery Fund                   1,156,193        52,628,018          (53,784,211)
VT Equity Income Fund                 (52,312)           52,312                    0
VT International Core Fund           (131,644)          131,644                    0
VT Money Market Fund                      150              (150)                   0
VT Opportunity Fund                (3,839,970)        4,063,889             (223,919)
VT Small Cap Growth Fund            1,231,839                52           (1,231,891)
VT Small/Mid Cap Value Fund           (24,961)           24,986                  (25)
VT Total Return Bond Fund             259,532          (259,532)                   0

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at December 31, 2008.

Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years and has concluded that as of December 31, 2008, no provision for income tax would be required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: December 31, 2005; December 31, 2006; December 31, 2007; December 31, 2008) are subject to examination by the Internal Revenue Service and state departments of revenue.

160 Wells Fargo Advantage Variable Trust Funds

                                                   Notes to Financial Statements

At December 31, 2008, the Fund's net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                   Capital Loss
FUND                              Expiration Year  Carryforwards
--------------------------------  ---------------  -------------
VT ASSET ALLOCATION FUND                2016       $  24,320,298
VT C&B LARGE CAP VALUE FUND             2012              78,234
                                        2016           1,139,689
VT DISCOVERY FUND                       2009          94,527,114
                                        2016           2,690,760
VT EQUITY INCOME FUND                   2016           3,566,431
VT INTERNATIONAL CORE FUND              2016             981,156
VT LARGE COMPANY CORE FUND              2010          11,186,858
                                        2011           1,781,980
                                        2016              79,792
VT LARGE COMPANY GROWTH FUND            2009           4,034,254
                                        2010          14,881,364
                                        2011           2,858,910
                                        2012           1,003,450
                                        2013           2,022,267
                                        2014           1,615,063
                                        2016           4,132,177
VT MONEY MARKET FUND                    2016               3,369
VT OPPORTUNITY FUND                     2016          20,712,708
VT SMALL CAP GROWTH FUND                2016          16,036,825
VT SMALL/MID CAP VALUE FUND             2016             114,452

The Funds had deferred post-October capital losses occurring subsequent to December 31, 2008. For tax purposes, such losses were treated as having occurred on January 1, 2009. As of December 31, 2008, deferred post-October capital losses were as follows:

                                                Deferred
                                              Post-October
FUND                                          Capital Loss
--------------------------------              ------------
VT ASSET ALLOCATION FUND                      $  6,139,060
VT C&B LARGE CAP VALUE FUND                      1,037,255
VT DISCOVERY FUND                               28,273,618
VT INTERNATIONAL CORE FUND                       2,443,303
VT LARGE COMPANY CORE FUND                          98,614
VT LARGE COMPANY GROWTH FUND                     1,203,219
VT OPPORTUNITY FUND                             24,832,371
VT SMALL CAP GROWTH FUND                         5,624,592
VT SMALL/MID CAP VALUE FUND                        214,183
VT TOTAL RETURN BOND FUND                          176,005

FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses. At December 31, 2008, the Funds had no open forward foreign currency contracts.

                                  Wells Fargo Advantage Variable Trust Funds 161

Notes to Financial Statements

FUTURES CONTRACTS

The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At December 31, 2008, the following Fund held futures contracts:

                                                                          Notional     Net Unrealized
                                                                          Contract      Appreciation/
FUND                       Contracts       Type        Expiration Date     Amount      (Depreciation)
------------------------   ---------  --------------   ---------------  ------------   --------------
VT ASSET ALLOCATION FUND    157 Long  S&P 500 Future     March 2008       34,878,745         450,180
                              9 Long  U.S. Long Bond     March 2008        1,242,893            (471)
                           220 Short  U.S. Long Bond     March 2008       27,359,794      (3,010,519)

TBA SALE COMMITMENTS

The Funds may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at year ended December 31, 2008, are listed after the Fund's Portfolio of Investments.

MORTGAGE DOLLAR ROLL TRANSACTIONS

The Funds may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Fund forgoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Funds account for dollar roll transactions as purchases and sales.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are

162 Wells Fargo Advantage Variable Trust Funds

                                                   Notes to Financial Statements

collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights. Repurchase agreements outstanding at year ended December 31, 2008, are listed in the Funds' Portfolio of Investments.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked to at least 102% of the marked value of the securities loaned (including any accrued interest) on a daily basis, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested. Collateral supporting loans of U.S. Government Securities is remarked to 102% of the loaned securities' market value, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested, only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in high-quality short-term debt investments (including money market instruments) that have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund in a manner similar to the Fund's investment of its cash reserves and the Fund bears all of the gains and losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities (reduced from 30% effective September 1, 2007) and incurs all expenses. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the adviser or the distributor. For the entire annual period, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. have the impact of increasing securities lending income on the Statements of Operations. The value of the securities on loan, the related collateral and the liability to return the collateral at December 31, 2008, are shown on the Statements of Assets and Liabilities.

SWAP CONTRACTS

Certain Funds may enter into customized equity basket swaps ("Equity Swaps") to manage their exposure to the equity markets. In these transactions, the Funds enter into an agreement with a counterparty to receive/pay the return/loss on a customized basket of equity securities (the "Notional"). In exchange, the Fund pays/receives interest plus any losses/less any gains on the notional amount. Equity swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying basket of securities, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. There were no equity swap contracts outstanding as of December 31, 2008.

The Funds may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes.

                                  Wells Fargo Advantage Variable Trust Funds 163

Notes to Financial Statements

Swaps involve the exchange of commitments to make or receive payments, e.g., an exchange of floating-rate payments for fixed rate payments. The Funds record as an increase or decrease to realized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates or index values. At December 31, 2008, the Funds had no open interest rate swap contracts.

The Funds may enter into various hedging transactions, such as credit default swap agreements to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments. The Funds record as an increase or decrease to unrealized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. Credit default swaps involve the periodic payment by the Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. At December 31, 2008, the Funds had no open credit default swap contracts.

WHEN-ISSUED TRANSACTIONS

Each Fund may purchase securities on a forward commitment or `when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

WRITTEN OPTIONS

An option is a right to buy or sell a particular security at a specified price within a limited period of time. The writer of the option, in return for a premium received from the seller, has the obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the option's value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the closing transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

Risks could arise from entering into written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

Written options transactions during the year ended December 31, 2008, were as follows:

                                   VT Opportunity Fund
                                 ------------------------
                                               Premiums
Call Options Written              Contracts    Received
------------------------------   -----------  -----------
Options at beginning of year               0  $         0
Options written                         (520)    (206,337)
Options expired                          400      158,798
Options exercised                        120       47,539
Options at end of year                     0            0

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations,

164 Wells Fargo Advantage Variable Trust Funds

                                                   Notes to Financial Statements

collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of December 31, 2008, the following Funds owned certain of these types of SIVs which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of each Fund's net assets invested in these securities:

                                  Defaulted SIVs     % of
Fund                             ($Market Value)  Net Assets
------------------------------   ---------------  ----------
VT ASSET ALLOCATION FUND            1,227,807        0.97
VT C&B LARGE CAP VALUE FUND            18,563        0.10
VT DISCOVERY FUND                   1,224,670        1.08
VT EQUITY INCOME FUND                 124,258        0.29
VT INTERNATIONAL CORE FUND              4,038        0.02
VT LARGE COMPANY CORE FUND             17,579        0.18
VT LARGE COMPANY GROWTH FUND          336,892        0.69
VT OPPORTUNITY FUND                 1,136,887        0.30
VT SMALL CAP GROWTH FUND            1,432,666        1.30
VT TOTAL RETURN BOND FUND             170,114        0.18

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                   Advisory                                           Subadvisory
                                                  Fees (% of                                          Fees (% of
                               Average Daily     Average Daily                      Average Daily    Average Daily
FUND                            Net Assets        Net Assets)      Subadviser         Net Assets      Net Assets)
---------------------------  ------------------  -------------   -------------   ------------------  --------------
VT ASSET ALLOCATION FUND     First $500 million      0.550       Wells Capital   First $100 million       0.150
                              Next $500 million      0.500        Management      Next $100 million       0.125
                                Next $2 billion      0.450       Incorporated     Over $200 million       0.100
                                Next $2 billion      0.425
                                Over $5 billion      0.400
VT C&B LARGE CAP VALUE FUND  First $500 million      0.550         Cooke &       First $250 million       0.450
                              Next $500 million      0.500        Bieler, LP      Next $250 million       0.400
                                Next $2 billion      0.450                        Next $250 million       0.350
                                Next $2 billion      0.425                        Over $750 million       0.300
                                Over $5 billion      0.400

                                  Wells Fargo Advantage Variable Trust Funds 165

Notes to Financial Statements

                                                     Advisory                                              Subadvisory
                                                    Fees (% of                                             Fees (% of
                                Average Daily      Average Daily                       Average Daily      Average Daily
FUND                              Net Assets        Net Assets)     Subadviser           Net Assets        Net Assets)
----------------------------  ------------------  -------------- -----------------  -------------------  --------------
VT DISCOVERY FUND             First $500 million      0.750        Wells Capital     First $100 million      0.450
                               Next $500 million      0.700         Management        Next $100 million      0.400
                                 Next $2 billion      0.650        Incorporated       Over $200 million      0.350
                                 Next $2 billion      0.625
                                 Over $5 billion      0.600
VT EQUITY INCOME FUND         First $500 million      0.550        Wells Capital     First $100 million      0.350
                               Next $500 million      0.500         Management        Next $100 million      0.300
                                 Next $2 billion      0.450        Incorporated       Next $300 million      0.200
                                 Next $2 billion      0.425                           Over $500 million      0.150
                                 Over $5 billion      0.400
VT INTERNATIONAL CORE FUND    First $500 million      0.750          New Star         First $50 million      0.350
                               Next $500 million      0.700        Institutional      Next $500 million      0.290
                                 Next $2 billion      0.650       Managers Limited    Over $550 million      0.200
                                 Next $2 billion      0.625
                                 Over $5 billion      0.600
VT LARGE COMPANY CORE FUND    First $500 million      0.550        Matrix Asset       First $50 million      0.200
                               Next $500 million      0.500          Advisors          Over $50 million      0.160
                                 Next $2 billion      0.450        Incorporated
                                 Next $2 billion      0.425
                                 Over $5 billion      0.400
VT LARGE COMPANY GROWTH FUND  First $500 million      0.550         Peregrine         First $25 million      0.550
                               Next $500 million      0.500          Capital           Next $25 million      0.450
                                 Next $2 billion      0.450        Management         Next $100 million      0.400
                                 Next $2 billion      0.425       Incorporated        Next $125 million      0.350
                                 Over $5 billion      0.400                           Over $275 million      0.225
VT MONEY MARKET FUND          First $500 million      0.300        Wells Capital       First $1 billion      0.050
                               Next $500 million      0.300         Management          Next $2 billion      0.030
                                 Next $2 billion      0.275        Incorporated         Next $3 billion      0.020
                                 Next $2 billion      0.275                             Over $6 billion      0.010
                                 Over $5 billion      0.250
VT OPPORTUNITY FUND           First $500 million      0.750        Wells Capital     First $100 million      0.450
                               Next $500 million      0.700         Management        Next $100 million      0.400
                                 Next $2 billion      0.650        Incorporated       Over $200 million      0.300
                                 Next $2 billion      0.625
                                 Over $5 billion      0.600
VT SMALL CAP GROWTH FUND      First $500 million      0.750        Wells Capital     First $100 million      0.550
                               Next $500 million      0.700         Management        Next $100 million      0.500
                                 Next $2 billion      0.650        Incorporated       Over $200 million      0.400
                                 Next $2 billion      0.625
                                 Over $5 billion      0.600
VT SMALL/MID CAP VALUE FUND   First $500 million      0.750        Wells Capital     First $100 million      0.450
                               Next $500 million      0.700         Management        Next $100 million      0.400
                                 Next $2 billion      0.650        Incorporated       Over $200 million      0.350
                                 Next $2 billion      0.625
                                 Over $5 billion      0.600

166 Wells Fargo Advantage Variable Trust Funds

                                                   Notes to Financial Statements

                                                     Advisory                                              Subadvisory
                                                    Fees (% of                                             Fees (% of
                                Average Daily     Average Daily                        Average Daily     Average Daily
FUND                              Net Assets       Net Assets)      Subadviser           Net Assets        Net Assets)
----------------------------  ------------------  -------------  -----------------   ------------------  --------------
VT TOTAL RETURN BOND FUND     First $500 million      0.450       Wells Capital      First $100 million      0.200
                               Next $500 million      0.400        Management         Next $200 million      0.175
                                 Next $2 billion      0.350       Incorporated        Next $200 million      0.150
                                 Next $2 billion      0.325                           Over $500 million      0.100
                                 Over $5 billion      0.300

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                            (% of Average
FUND                          Average Daily Net Assets    Daily Net Assets)
----------------------------  ------------------------   -------------------
All Funds                             First $5 billion          0.16
                                       Next $5 billion          0.15
                                      Over $10 billion          0.14

The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                                                (% of Average
FUND                                                          Daily Net Assets)
------------------------------------------------------------  -----------------
ALL VARIABLE TRUST FUNDS (EXCEPT VT INTERNATIONAL CORE FUND)         0.02
VT INTERNATIONAL CORE FUND                                           0.10

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan ("Plan") for the Funds, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged and paid to Wells Fargo Funds Distributor, LLC at an annual rate of up to 0.25% of average daily net assets.

For the year ended December 31, 2008, distribution fees paid are disclosed on the Statements of Operations.

OTHER FEES AND EXPENSES

PNC Global Investment Servicing ("PNC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee, and an annual fixed fee from each Fund. PNC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the year December 31, 2008, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any. Funds Management has contractually committed through April 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net

                                  Wells Fargo Advantage Variable Trust Funds 167

Notes to Financial Statements

operating expense ratio for the Funds. Net operating expense ratios in effect for the year ended December 31, 2008, were as follows:

                                Net Operating
FUND                            Expense Ratios
----------------------------    --------------
VT ASSET ALLOCATION FUND             1.00%
VT C&B LARGE CAP VALUE FUND          1.00%
VT DISCOVERY FUND                    1.15%
VT EQUITY INCOME FUND                1.00%
VT INTERNATIONAL CORE FUND           1.00%
VT LARGE COMPANY CORE FUND           1.00%
VT LARGE COMPANY GROWTH FUND         1.00%
VT MONEY MARKET FUND                 0.75%
VT OPPORTUNITY FUND                  1.07%
VT SMALL CAP GROWTH FUND             1.20%
VT SMALL/MID CAP VALUE FUND          1.14%
VT TOTAL RETURN BOND FUND            0.90%

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the year ended December 31, 2008, were as follows:

FUND                            Purchases at Cost  Sales Proceeds
------------------------------  -----------------  --------------
VT ASSET ALLOCATION FUND        $    35,919,187    $  125,004,871
VT C&B LARGE CAP VALUE FUND           6,285,789         8,672,986
VT DISCOVERY FUND                   302,288,776       328,567,658
VT EQUITY INCOME FUND                 6,281,397        25,980,652
VT INTERNATIONAL CORE FUND           15,925,100        23,538,972
VT LARGE COMPANY CORE FUND            4,828,187         7,994,387
VT LARGE COMPANY GROWTH FUND          5,447,803        19,249,057
VT OPPORTUNITY FUND                 393,083,389       459,213,156
VT SMALL CAP GROWTH FUND            129,508,242       148,984,981
VT SMALL/MID CAP VALUE FUND           5,179,360         8,103,846
VT TOTAL RETURN BOND FUND           857,350,419       877,583,570

The Money Market Fund trades exclusively in short-term securities, so such purchases and sales are not reflected in the schedule.

5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the year ended December 31, 2008, there were no borrowings by any of the Funds under this agreement.

168 Wells Fargo Advantage Variable Trust Funds

                                                   Notes to Financial Statements

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2008, and December 31, 2007, was as follows:

                                     Ordinary Income         Long-term Capital Gain                 Total
                               --------------------------  ---------------------------  ----------------------------
Fund                               2008          2007          2008           2007           2008           2007
----------------------------   ------------  ------------  ------------  -------------  -------------  -------------
VT ASSET ALLOCATION FUND       $ 10,853,378  $  8,931,742  $  8,903,014  $   1,357,946  $  19,756,392  $  10,289,688
VT C&B LARGE CAP VALUE FUND         369,107       338,853             0              0        369,107        338,853
VT EQUITY INCOME FUND             1,307,943     1,838,055    10,458,569      6,611,366     11,766,512      8,449,421
VT INTERNATIONAL CORE FUND        2,056,712       659,812     5,154,973      2,690,129      7,211,685      3,349,941
VT LARGE COMPANY CORE FUND          179,329             0             0              0        179,329              0
VT LARGE COMPANY GROWTH FUND        202,677             0             0              0        202,677              0
VT MONEY MARKET FUND              1,226,818     2,203,670             0              0      1,226,818      2,203,670
VT OPPORTUNITY FUND              51,681,923    20,855,034    96,237,711    104,911,350    147,919,634    125,766,384
VT SMALL CAP GROWTH FUND         27,294,979    16,770,316    19,529,301     15,169,862     46,824,280     31,940,178
VT SMALL/MID CAP VALUE FUND         384,729     1,864,362     2,347,014      1,599,563      2,731,743      3,463,925
VT TOTAL RETURN BOND FUND         5,436,067     5,839,104             0              0      5,436,067      5,839,104

As of December 31, 2008, the components of distributable earnings on a tax basis are shown on the table below. The difference between book basis and tax basis appreciation is attributable to tax deferral of losses on wash sales, mark-to-market and straddle loss deferred adjustment.

                                                                 Unrealized
                               Undistributed    Undistributed   Appreciation    Capital Loss
FUND                          Ordinary Income  Long-Term Gain  (Depreciation)   Carryforward*         Total
----------------------------  ---------------  --------------  --------------   --------------  ----------------
VT ASSET ALLOCATION FUND      $    85,380      $       0       $  (15,278,431)  $ (30,459,358)  $   (45,652,409)
VT C&B LARGE CAP VALUE FUND        31,074              0           (7,069,791)     (2,255,178)       (9,293,895)
VT DISCOVERY FUND                       0              0          (36,923,347)   (125,491,492)     (162,414,839)
VT EQUITY INCOME FUND              27,273              0           (9,035,342)     (3,566,431)      (12,574,500)
VT INTERNATIONAL CORE FUND        535,743              0           (6,637,601)     (3,424,459)       (9,526,317)
VT LARGE COMPANY CORE FUND        192,994              0           (6,774,087)    (13,147,244)      (19,728,337)
VT LARGE COMPANY GROWTH FUND      239,596              0          (15,465,937)    (31,750,704)      (46,977,045)
VT MONEY MARKET FUND                  513              0                    0          (3,369)           (2,856)
VT OPPORTUNITY FUND                     0              0         (134,346,973)    (45,545,079)     (179,892,052)
VT SMALL CAP GROWTH FUND                0              0          (64,240,083)    (21,661,417)      (85,901,500)
VT SMALL/MID CAP VALUE FUND       108,816              0           (6,933,726)       (328,635)       (7,153,545)
VT TOTAL RETURN BOND FUND         413,530              0           (3,376,374)       (176,005)       (3,138,849)

* This amount includes the post-October loss, which will reverse on the first day of the following fiscal year.

7. LEGAL AND REGULATORY MATTERS

In 2004, the predecessor funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement also imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. The current Funds' adviser has agreed to honor these fee reductions for the benefit of shareholders across the successor

                                  Wells Fargo Advantage Variable Trust Funds 169

Notes to Financial Statements

funds. Although civil litigation against Strong and certain predecessor funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

8. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Statement of Financial Accounting Standards 161 ("SFAS 161"), "Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133." SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, and interim periods within those years. As of December 31, 2008, Management is continuing to evaluate the impact, if any, that adoption of SFAS 161 may have on the financial statements.

9. SUBSEQUENT EVENT

At its February 11, 2009 meeting, the Wells Fargo Variable Trust Board of Trustees ("Board") unanimously approved the replacement of New Star Institutional Managers Limited ("New Star"), the sole investment sub-adviser for the VT International Core Fund (the "Fund") with Evergreen Investment Management Company, LLC ("Evergreen Investments"), a registered investment adviser.

In connection with the Board's approval of Evergreen Investments, the Board also approved revising the principal investment strategies of the Fund. The Fund's investment objective, principal investments and non-fundamental and fundamental investment policies remain the same.

For providing sub-advisory services to the Fund, Evergreen Investments will receive the same sub-advisory fees currently paid to New Star, until such time as the contract holders of the Fund are asked to approve an investment sub-advisory agreement with Evergreen Investments, which is anticipated to occur in the third quarter of 2009.

Additional information, including a detailed description of the change of the investment sub-adviser for the Fund and the Board's reasons for approving such change will be provided in the Proxy Statement that is expected to be mailed to contract holders of the VT International Core Fund by the second quarter of 2009. The Proxy Statement will also confirm the date, time, and location of the special contract holder meeting.

170 Wells Fargo Advantage Variable Trust Funds

                         Report of Independent Registered Public Accounting Firm

THE BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO VARIABLE TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the VT Asset Allocation Fund, VT C&B Large Cap Value Fund, VT Discovery Fund, VT Equity Income Fund, VT International Core Fund, VT Large Company Core Fund, VT Large Company Growth Fund, VT Money Market Fund, VT Opportunity Fund, VT Small Cap Growth Fund, VT Small/Mid Cap Value Fund, and the VT Total Return Bond Fund, (collectively the "Funds"), twelve of the Funds constituting the Wells Fargo Variable Trust as of December 31, 2008, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of the Wells Fargo Variable Trust as of December 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five period then ended, in conformity with U.S. generally accepted accounting principles.

                                                                      [KPMG LLP]

Philadelphia, Pennsylvania
February 23, 2009

                                  Wells Fargo Advantage Variable Trust Funds 171

Other Information

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

TAX INFORMATION

Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following amounts as foreign taxes paid for the year ended December 31, 2008. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Fund                        Foreign Source Income*  Creditable Foreign Taxes Paid
--------------------------  ----------------------  -----------------------------
VT INTERNATIONAL CORE FUND  $      1,119,385        $          102,768

* The Fund listed above did not derive any income from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the following Funds designate the amounts listed below as a long-term capital gain distribution for the year ended December 31, 2008:

                              Capital Gain
FUND                            Dividends
--------------------------    -------------
VT ASSET ALLOCATION FUND      $   8,903,014
VT EQUITY INCOME FUND            10,458,569
VT INTERNATIONAL CORE FUND        5,154,973
VT OPPORTUNITY FUND              96,237,711
VT SMALL CAP GROWTH FUND         19,529,301
VT SMALL/MID CAP VALUE FUND       2,347,014

Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Funds listed below designates a percentage of its ordinary income dividends distributed during the year ended December 31, 2008 as qualifying for the corporate dividends-received deduction:

                              Dividend-Received
                               Deduction (% of
                              Ordinary Income
FUND                             Dividends)
----------------------------  -----------------
VT ASSET ALLOCATION FUND            36.73%
VT C&B LARGE CAP VALUE FUND        100.00%
VT EQUITY INCOME FUND              100.00%
VT LARGE COMPANY CORE FUND         100.00%
VT LARGE COMPANY GROWTH FUND       100.00%
VT OPPORTUNITY FUND                 20.75%
VT SMALL CAP GROWTH FUND             1.48%
VT SMALL/MID CAP VALUE FUND         19.68%

172 Wells Fargo Advantage Variable Trust Funds

                                                               Other Information

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis, and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information1 of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 134 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                      Position Held and                                                                                    Other
Name and Age        Length of Service (2)                 Principal Occupations During Past Five Years                 Directorships
------------------- --------------------- ---------------------------------------------------------------------------- -------------
Thomas S. Goho      Trustee, since 1987   Co-Director for the Calloway School of Stephens University of Wake           None
66                                        Forest University. Prior thereto, the Thomas Goho Chair of Finance of Wake Forest University, Calloway School of Business and Accountancy,
                                          from 2006-2007 and Associate Professor of Finance from 1999 - 2005.

Peter G. Gordon     Trustee, since 1998;  Co-Founder, Chairman, President and CEO of Crystal Geyser Water              None
66                  Chairman, since 2005  Company.
                    (Lead Trustee since
                    2001)

Judith M. Johnson   Trustee, since 2008   Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer None
59                                        of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is a certified public accountant and a certified managerial accountant.

Olivia S. Mitchell  Trustee, since 2006   Professor of Insurance and Risk Management, Wharton School,                  None
55                                        University of Pennsylvania. Director of the Boettner Center on
                                          Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center. Research associate, National
                                          Bureau of Economic Research.

Timothy J. Penny    Trustee, since 1996   President and CEO of Southern Minnesota Initiative Foundation,               None
57                                        a non-profit organization since 2007 and Senior Fellow at the Humphrey
                                          Institute Policy Forum at the University of Minnesota since 1995.
                                          Member of the Board of Trustees of NorthStar Education Finance, Inc.,
                                          a non-profit organization, since 2007.

Donald C. Willeke   Trustee, since 1996   Principal of the law firm of Willeke & Daniels. General Counsel              None
68                                        of the Minneapolis Employees Retirement Fund from 1984 to present.

INTERESTED TRUSTEE (3)

                      Position Held and                                                                                    Other
Name and Age        Length of Service (2)                 Principal Occupations During Past Five Years                 Directorships
------------------- --------------------- ---------------------------------------------------------------------------- -------------
J. Tucker Morse4    Trustee, since 1987   Private Investor/Real Estate Developer. Prior thereto, Chairman of           None
64                                        Whitepoint Capital, LLC until 2004.

                                  Wells Fargo Advantage Variable Trust Funds 173

Other Information

ADVISORY BOARD MEMBERS

                      Position Held and                                                                                   Other
Name and Age        Length of Service (2)                 Principal Occupations During Past Five Years                 Directorships
------------------- --------------------- ---------------------------------------------------------------------------- -------------
Isaiah Harris, Jr.  Advisory Board        Retired. Prior thereto, President and CEO of BellSouth Advertising           CIGNA
56                  Member, since 2008    and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth       Corporation;
                                          Enterprises from 2004 to 2005 and President of BellSouth Consumer            Deluxe
                                          Services from 2000 to 2003. Currently a member of the Iowa State University  Corporation
                                          Foundation Board of Governors and a member of the Advisory Board of
                                          Iowa State University School of Business.

David F. Larcker    Advisory Board        James Irvin Miller Professor of Accounting at the Graduate                   None
58                  Member, since 2008    School of Business, Stanford University. Director of Corporate
                                          Governance Research Program and Co-Director of The Rock Center for
                                          Corporate Governance since 2006. From 2005 to 2008, Professor of
                                          Accounting at the Graduate School of Business, Stanford University. Prior
                                          thereto, Ernst & Young Professor of Accounting at The Wharton School,
                                          University of Pennsylvania from 1985 to 2005.

OFFICERS

                      Position Held and                                                                                    Other
Name and Age        Length of Service (2)                 Principal Occupations During Past Five Years                 Directorships
------------------- --------------------- ---------------------------------------------------------------------------- -------------
Karla M. Rabusch    President, since      Executive Vice President of Wells Fargo Bank, N.A. and President of          None
49                  2003                  Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC
                                          from 2001 to 2003.

C. David Messman    Secretary, since      Senior Vice President and Secretary of Wells Fargo Funds Management,         None
48                  2000; Chief Legal     LLC since 2001. Managing Counsel of Wells Fargo Bank, N.A. since 2000.
                    Officer, since 2003

Stephen W.
Leonhardt           Treasurer, since      Vice President and Manager of Fund Accounting, Reporting and Tax for         None
49                  2007                  Wells Fargo Funds Management, LLC since 2007. Director of Fund
                                          Administration and SEC Reporting for TIAA-CREF from 2005 to 2007.
                                          Chief Operating Officer for UMB Fund Services, Inc. from 2004 to 2005.
                                          Controller for Sungard Transaction Networks from 2002 to 2004.

Debra Ann Early     Chief Compliance      Chief Compliance Officer of Wells Fargo Funds Management, LLC                None
44                  Officer, since 2007   since 2007. Chief Compliance Officer of Parnassus Investments from
                                          2005 to 2007. Chief Financial Officer of Parnassus Investments from
                                          2004 to 2007. Senior Audit Manager of PricewaterhouseCoopers
                                          LLP from 1998 to 2004.

----------
1. The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

2. Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

3. As of November 30, 2008, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

4.    Retired as Interested Trustee effective December 31, 2008.

174 Wells Fargo Advantage Variable Trust Funds

                                                           List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG     --  Association of Bay Area Governments
ADR      --  American Depositary Receipt
AMBAC    --  American Municipal Bond Assurance Corporation
AMT      --  Alternative Minimum Tax
ARM      --  Adjustable Rate Mortgages
BART     --  Bay Area Rapid Transit
CDA      --  Community Development Authority
CDO      --  Collateralized Debt Obligation
CDSC     --  Contingent Deferred Sales Charge
CGIC     --  Capital Guaranty Insurance Company
CGY      --  Capital Guaranty Corporation
CIFG     --  CDC (Caisse des Depots et Consignations) IXIS Financial
               Guarantee
COP      --  Certificate of Participation
CP       --  Commercial Paper
CTF      --  Common Trust Fund
DW&P     --  Department of Water & Power
DWR      --  Department of Water Resources
ECFA     --  Educational & Cultural Facilities Authority
EDFA     --  Economic Development Finance Authority
ETET     --  Eagle Tax-Exempt Trust
FFCB     --  Federal Farm Credit Bank
FGIC     --  Financial Guaranty Insurance Corporation
FHA      --  Federal Housing Authority
FHAG     --  Federal Housing Agency
FHLB     --  Federal Home Loan Bank
FHLMC    --  Federal Home Loan Mortgage Corporation
FNMA     --  Federal National Mortgage Association
FSA      --  Farm Service Agency
GDR      --  Global Depositary Receipt
GNMA     --  Government National Mortgage Association
GO       --  General Obligation
HCFR     --  Healthcare Facilities Revenue
HEFA     --  Health & Educational Facilities Authority
HEFAR    --  Higher Education Facilities Authority Revenue
HFA      --  Housing Finance Authority
HFFA     --  Health Facilities Financing Authority
HUD      --  Housing & Urban Development
IDA      --  Industrial Development Authority
IDAG     --  Industrial Development Agency
IDR      --  Industrial Development Revenue
LIBOR    --  London Interbank Offered Rate
LLC      --  Limited Liability Corporation
LOC      --  Letter of Credit
LP       --  Limited Partnership
MBIA     --  Municipal Bond Insurance Association
MFHR     --  Multi-Family Housing Revenue
MTN      --  Medium Term Note
MUD      --  Municipal Utility District
PCFA     --  Pollution Control Finance Authority
PCR      --  Pollution Control Revenue
PFA      --  Public Finance Authority
PFFA     --  Public Facilities Financing Authority
plc      --  Public Limited Company
PSFG     --  Public School Fund Guaranty
R&D      --  Research & Development
RDA      --  Redevelopment Authority
RDFA     --  Redevelopment Finance Authority
REITS    --  Real Estate Investment Trusts
SFHR     --  Single Family Housing Revenue
SFMR     --  Single Family Mortgage Revenue
SLMA     --  Student Loan Marketing Association
STIT     --  Short-Term Investment Trust
TBA      --  To Be Announced
TRAN     --  Tax Revenue Anticipation Notes
USD      --  Unified School District
XLCA     --  XL Capital Assurance

(REDUCE CLUTTER. SAVE TREES. LOGO)
Sign up for electronic delivery of prospectuses and shareholders reports at WWW.WELLSFARGO.COM/ADVANTAGEDELIVERY

(WELLS FARGO LOGO)

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones"and "Dow Jones Target Date Indexes"are service marks of Dow Jones & Company, Inc., and have been licensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Barclays Capital, and neither Dow Jones nor Barclays Capital makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, BARCLAYS CAPITAL OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED - NO BANK GAURANTEE - MAY LOSE VALUE

(C) 2009 Wells Fargo Funds Management, LLC. All rights reserved.  www.wellsfargo.com/advantagefunds      114430 02-09
                                                                                                     AVTF/AR124 12-08


ITEM 2.  CODE OF ETHICS

As of the end of the period, December 31, 2008, Wells Fargo Variable Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Variable Trust has determined that Thomas
S. Goho is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Goho is independent for purposes of Item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) AUDIT FEES - Provided below are the aggregate fees billed for the fiscal years ended December 31, 2007 and December 31, 2008 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

     For the fiscal years ended December 31, 2007 and December 31, 2008, the Audit Fees were $234,500 and $248,080 respectively.

(b) AUDIT-RELATED FEES - There were no audit-related fees incurred for the fiscal years ended December 31, 2007 and December 31, 2008 for assurance and related services by the principal accountant for the Registrant.

(c) TAX FEES - Provided below are the aggregate fees billed for the fiscal years ended December 31, 2007 and December 31, 2008 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

     For the fiscal years ended December 31, 2007 and December 31, 2008, the Tax Fees were $0 and $0, respectively. The incurred Tax Fees are comprised of excise tax review services.

     For the fiscal years ended December 31, 2007 and December 31, 2008, the Tax Fees were $21,660 and $22,500 respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.

(d) ALL OTHER FEES - There were no other fees incurred for the fiscal years ended December 31, 2007 and December 31, 2008.

(e)(1) The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (the "Funds"); (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors ("Auditors") if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund's investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the
Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2) Not Applicable.

(f) Not Applicable.

(g) Provided below are the aggregate non-audit fees billed for the fiscal years ended December 31, 2007 and December 31, 2008, by the principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

     For the fiscal years ended December 31, 2007 and December 31, 2008, the Registrant incurred non-audit fees in the amount of $215,000 and $70,000, respectively. The non-audit fees for the fiscal year ended December 31, 2007 consist of SAS70 control reviews of Wells Fargo Bank, N.A., the Funds' custodian of $145,000 and Securities Lending agent of $70,000. The non-audit fees for the fiscal year ended December 31, 2008 consist of SAS70 control reviews of Wells Fargo Bank, N.A., Securities Lending agent of $70,000.

     For the fiscal years ended December 31, 2007 and December 31, 2008, the Registrant's investment adviser incurred non-audit fees in the amount of $42,000 and $180,000, respectively. The non-audit fees for the year-ended December 31, 2007 relate to examination of securities pursuant to rule 206 (4)-2 under the Investment Advisors Act of 1940. The non-audit fees for the year ended December 31, 2008 consist of procedure reviews for mergers associated with fund reorganizations in the amount of $135,000 and the non-audit fees in the amount of $45,000 relate to examinations of securities pursuant to rule 206 (4) - 2 under the Investment Advisors Act of 1940.

(h) The Registrant's audit committee of the board of directors has determined that non-audit services rendered to the registrant's investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEMS 6. SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Governance Committee (the "Committee") of the Board of Trustees of the registrant (the "Trust") has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee's consideration.

The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the Trust, to the attention of the Trust's Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the "candidate"); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an "interested person," information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder's name as it appears on the Trust's books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and
(v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                        Wells Fargo Funds Trust


                                        By: /s/ Karla M. Rabusch
                                            Karla M. Rabusch
                                            President

Date: February 20, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.


                                        By: /s/ Karla M. Rabusch
                                            Karla M. Rabusch
                                            President

Date: February 20, 2009


                                        By: /s/ Stephen W. Leonhardt
                                            Stephen W. Leonhardt
                                            Treasurer

Date: February 20, 2009

                                                                 Exhibit 99.CERT

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-CSR of the Wells Fargo Advantage VT Asset Allocation Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo Advantage VT C&B Large Cap Value Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Large Company Core Fund, Wells Fargo Advantage VT International Core Fund, Wells Fargo Advantage VT Large Company Growth Fund, Wells Fargo Advantage VT Money Market Fund, Wells Fargo Advantage VT Small/Mid Cap Value Fund, Wells Fargo Advantage VT Opportunity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, and the Wells Fargo Advantage VT Total Return Bond Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

     d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: February 20, 2009


/s/ Karla M. Rabusch
----------------------------------------
Karla M. Rabusch
President
Wells Fargo Funds Trust

                                                                 Exhibit 99.CERT

                                  CERTIFICATION

I, Stephen W. Leonhardt, certify that:

1.I have reviewed this report on Form N-CSR of the Wells Fargo Advantage VT Asset Allocation Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo Advantage VT C&B Large Cap Value Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Large Company Core Fund, Wells Fargo Advantage VT International Core Fund, Wells Fargo Advantage VT Large Company Growth Fund, Wells Fargo Advantage VT Money Market Fund, Wells Fargo Advantage VT Small/Mid Cap Value Fund, Wells Fargo Advantage VT Opportunity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, and the Wells Fargo Advantage VT Total Return Bond Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

     d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: February 20, 2009


/s/ Stephen W. Leonhardt
-----------------------
Stephen W. Leonhardt
Treasurer
Wells Fargo Funds Trust

                            SECTION 906 CERTIFICATION

     Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Variable Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended December 31, 2008 (the "Report") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.

     Date: February 20, 2009


                                        /s/ Karla M. Rabusch
                                        Karla M. Rabusch
                                        President
                                        Wells Fargo Funds Trust

This certification is being furnished to the Securities and Exchange Commission pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended and 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Securities and Exchange Commission.

                            SECTION 906 CERTIFICATION

     Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Variable Trust (the "Trust"), hereby certifies, to the best of his knowledge, that the Trust's report on Form N-CSR for the period ended December 31, 2008 (the "Report") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.

     Date: February 20, 2009


                                        /s/ Stephen W. Leonhardt
                                        Stephen W. Leonhardt
                                        Treasurer
                                        Wells Fargo Funds Trust

This certification is being furnished to the Securities and Exchange Commission pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended and 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Securities and Exchange Commission.

                            WELLS FARGO FUNDS TRUST
                            WELLS FARGO MASTER TRUST
                           WELLS FARGO VARIABLE TRUST

JOINT CODE OF ETHICS FOR PRINCIPAL EXECUTIVE OFFICER AND SENIOR FINANCIAL
OFFICERS

I.       COVERED OFFICERS / PURPOSE OF THE CODE

         This Code of Ethics ("Code") of Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Variable Trust (collectively, the "Trusts" and each, "a Trust") applies to each Trust's Principal Executive Officer, Principal Financial Officer and any other Trust officer's listed on Exhibit A (the "Covered Officers") for the purpose of promoting:

    o honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

    o full, fair, accurate, timely and understandable financial disclosure in reports and documents that a Trust files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Trust;

    o compliance with applicable laws and governmental rules and regulations;

    o the prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

    o accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

II. COVERED OFFICERS SHOULD HANDLE ETHICALLY BOTH ACTUAL AND APPARENT CONFLICTS OF INTEREST

         OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes with the interests of, or his or her service to, a Trust. For example, a conflict of interest would arise if a Covered Officer, or a member of his or her family, receives improper personal benefits as a result of his or her position with the Trust. Certain conflicts of interest arise out of the relationships between Covered Officers and the Trust and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Trust because of their status as "affiliated persons" of the Trust. The compliance programs and procedures of the Trust and Wells Fargo Funds Management, LLC (the

"Adviser") are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between the Trust and the Adviser, of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Trust or for the Adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Adviser and the Trust. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Trust and the Adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Trust. Each Covered Officer recognizes that, as an officer of a Trust, he or she has a duty to act in the best interests of the Trust and its shareholders. If a Covered Officer believes that his or her responsibilities as an officer or employee of the Adviser are likely to materially compromise his or her objectivity or his or her ability to perform the duties of his or her role as an officer of the Trust, he or she should consult with the Chief Legal Officer. Under appropriate circumstances, a Covered Officer should also consider whether to present the matter to the Board. In addition, it is recognized by the Trust's Board of Trustees ("Board") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

         Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Trust.

                                     * * * *

         Each Covered Officer must:

    o not use his or her personal influence or personal relationships improperly to influence investment decisions or financial reporting by a Trust whereby the Covered Officer would benefit personally to the detriment of the Trust;

    o not cause the Trust to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of a Trust;

    o not use material non-public knowledge of portfolio transactions made or contemplated for the Trust to trade personally or cause others to trade personally in contemplation of the market effect of such transactions;

    o not retaliate against any other Covered Officer or any employee of a Trust or its affiliated persons for reports of potential violations that are made in good faith; and

    o not engage in personal, business or professional relationships or dealings that would impair his or her independence of judgment or adversely affect the performance of his or her duties in the best interests of the Trust and their shareholders.

         There are some conflict of interest situations that should always be approved in advance by the Chief Legal Officer of the Trust (the "Chief Legal Officer") if material. Examples of these include:

    o service as a director on the board of any public or private for-profit company (provided, however, that a Covered Officer who is employed by another company (e.g., Wells Fargo) may serve as a director of such company or any entity, controlling, controlled by, or under common control with, such company);

    o acquiring a financial interest in any company that provides services to the Trust (provided, however, that a Covered Officer who is employed by another company (e.g., Wells Fargo) may have an ownership interest in his or her employer or the employer's parent company);

    o the receipt of any entertainment or gifts from any person or company with which the Trust has current or prospective business dealings unless such entertainment is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

    o any consulting or employment relationship with any of the Trust's service providers, other than with the primary employer of the Covered Officer; and

    o a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Trust for effecting portfolio transactions or for selling or redeeming shares, other than an interest arising from the Covered Officer's primary employment, such as compensation or equity ownership.

III.     DISCLOSURE AND COMPLIANCE

         Each Covered Officer should familiarize himself or herself with the disclosure requirements generally applicable to the Trust.

         Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Trust to others, whether within or outside the Trust, including to the Board and the Trust's auditors, and to governmental regulators and self-regulatory organizations.

         Each Covered Officer should, to the extent appropriate within his or her area of responsibility, consult with other officers and employees of the Trust and the Adviser with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Trust files with, or submits to, the SEC and in other public communications made by the Trust.

         It is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

         Each Covered Officer should, consistent with his or her responsibilities, exercise appropriate supervision over and assist relevant Trust service providers in developing financial information and other disclosure that complies with relevant law and presents information in a clear, comprehensible and complete manner.

         Each Covered Officer is responsible for the accuracy of the records and reports that he or she is responsible for maintaining. The books and records of the Trust shall meet the highest standards and accurately reflect the true nature of the transactions they record. The Covered Officers must not create false or misleading documents or accounting, financial or electronic records for any purpose, and must not direct any other person to do so. If a Covered Officer becomes aware that information filed with the SEC or made available to the public contains any false or misleading information or omits to disclose necessary information, he shall promptly report it to Chief Legal Officer for a determination as to what, if any, corrective action is necessary or appropriate.

         No undisclosed or unrecorded account or fund shall be established for any purpose. No false or misleading entries shall be made in a Trust's books or records for any reason. No disbursement of a Trust's assets shall be made without adequate supporting documentation or for any purpose other than as described in the Trust's documents or contracts.

         A Trust will maintain and preserve for a period of not less than six
(6) years from the date such action is taken, the first two (2) years in an easily accessible place, a copy of the information or materials supplied to the
Board: (i) that provided the basis for any amendment or waiver to this Code, and
(ii) relating to any violation of the Code and sanctions imposed for such violation, together with a written record of the approval or action taken by the Board.

IV.      REPORTING AND ACCOUNTABILITY

         Each Covered Officer must:

    o upon adoption of the Code (or thereafter upon becoming a Covered Officer), affirm in writing (in the form attached to this Code) to the Board that he or she has received, read, and understands the Code;

    o annually thereafter affirm in writing (in the form attached to this Code) to the Board that he or she has complied with the requirements of the Code; and

    o notify the Chief Legal Officer of the Trust promptly if he or she knows of any violation of this Code. Failure to do so is itself a violation of this Code.

         The Chief Legal Officer is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. While the Chief Legal Officer in authorized to interpret this Code, an approval of a situation that is expressly prohibited by this Code is deemed to be a "waiver" and can be approved only by the Board.

         The Trust will follow these procedures in investigating and enforcing this Code:

    o the Chief Legal Officer will take all appropriate action to investigate any potential violations reported to him or her;

    o if, after such investigation, the Chief Legal Officer believes that no violation has occurred, the Chief Legal Officer is not required to take any further action;

    o any matter that the Chief Legal Officer believes is a violation will be reported to the Board;

    o if the Board concurs that a violation has occurred, it will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the Adviser; or a recommendation to dismiss the Covered Officer;

    o the Board will be responsible for granting waivers, as appropriate (a "waiver" is the approval of a situation that is expressly prohibited by this Code); and

    o any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Trusts for purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Trusts or the Adviser govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code. The codes of ethics adopted by the Trusts and the Adviser under Rule 17j-1 under the Investment Company Act are separate requirements applying to the Covered Officers and others, and are not part of this Code.

VI.      AMENDMENTS

         Any amendments to this Code, other than amendments to Exhibit A, must be approved or ratified by a majority vote of the Board, including a majority of independent Trustees.

VII.     CONFIDENTIALITY

         All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except upon request of the SEC or another regulatory agency, or as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than Board and its counsel.

VIII.    INTERNAL USE

         The Code is intended solely for the internal use by each Trust and does not constitute an admission, by or on behalf of any Trust, as to any fact, circumstance, or legal conclusion.



Adopted: August 5, 2003

                                    EXHIBIT A


                           PERSONS COVERED BY THE CODE



Karla Rabusch, President of each Trust

Stephen Leonhardt, Treasurer of each Trust







Exhibit A amended:  May 9, 2007

                                    EXHIBIT B

                            COMPLIANCE CERTIFICATIONS





                              INITIAL CERTIFICATION



I CERTIFY THAT I:        (I)     HAVE RECEIVED, READ AND REVIEWED THE JOINT CODE
                                 OF ETHICS FOR PRINCIPAL EXECUTIVE OFFICER AND
                                 SENIOR FINANCIAL OFFICERS (the "Code");
                         (II)    UNDERSTAND THE POLICIES AND PROCEDURES IN THE
                                 CODE;
                         (III)   RECOGNIZE THAT I AM SUBJECT TO SUCH POLICIES
                                 AND PROCEDURES;
                         (IV)    UNDERSTAND THE PENALTIES FOR NON-COMPLIANCE;
                         (V)     WILLFULLY COMPLY WITH THE CODE AND ANY RELATED
                                 PROCEDURES;
                         (VI)    ACKNOWLEDGE MY RESPONSIBILITY TO REPORT ANY
                                 VIOLATION OF THE CODE TO LEGAL COUNSEL;
                         (VII)   UNDERSTAND THAT THE TRUSTS HAVE THE RIGHT TO
                                 AMEND, INTERPRET, MODIFY OR WITHDRAW ANY OF THE
                                 PROVISIONS OF THE CODE AT ANY TIME IN THEIR
                                 SOLE DISCRETION, WITH OR WITHOUT NOTICE; AND
                         (VIII)  HAVE FULLY AND ACCURATELY COMPLETED THIS
                                 CERTIFICATE.


Signature:
                        --------------------------------------------------------
(Please print)
Name:
                        --------------------------------------------------------
Date Submitted:
                        --------------------------------------------------------
Date Due:
                        --------------------------------------------------------

                              ANNUAL CERTIFICATION



I CERTIFY THAT I:        (I)     HAVE RECEIVED, READ AND REVIEWED THE JOINT CODE
                                 OF ETHICS FOR PRINCIPAL EXECUTIVE OFFICER AND
                                 SENIOR FINANCIAL OFFICERS (the "Code");
                         (II)    UNDERSTAND THE POLICIES AND PROCEDURES IN THE
                                 CODE;
                         (III)   RECOGNIZE THAT I AM SUBJECT TO SUCH POLICIES
                                 AND PROCEDURES;
                         (IV)    UNDERSTAND THE PENALTIES FOR NON-COMPLIANCE;
                         (V)     HAVE FULLY COMPLIED
                                 WITH THE CODE AND ANY RELATED PROCEDURES;
                         (VI)    HAVE FULLY DISCLOSED ANY EXCEPTIONS TO MY
                                 COMPLIANCE WITH THE CODE;
                         (VII)   WILLFULLY COMPLY WITH THE CODE OF ETHICS;
                         (VIII)  ACKNOWLEDGE MY RESPONSIBILITY TO REPORT ANY
                                 VIOLATION OF THE CODE TO LEGAL COUNSEL;
                         (IX)    UNDERSTAND THAT THE TRUSTS HAVE THE RIGHT TO
                                 AMEND, INTERPRET, MODIFY OR WITHDRAW ANY OF THE
                                 PROVISIONS OF THE CODE AT ANY TIME IN THEIR
                                 SOLE DISCRETION, WITH OR WITHOUT NOTICE; AND
                         (X)     HAVE FULLY AND ACCURATELY COMPLETED THIS
                                 CERTIFICATE



EXCEPTION(S):


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



Signature:
                        --------------------------------------------------------
(Please print)
Name:
                        --------------------------------------------------------
Date Submitted:
                        --------------------------------------------------------
Date Due:
                        --------------------------------------------------------